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Schedules of Investments
(unaudited)
Putnam VT Core Equity Fund 2
Putnam VT Diversified Income Fund 8
Putnam VT Emerging Markets Equity Fund 37
Putnam VT Focused International Equity Fund 41
Putnam VT George Putnam Balanced Fund 44
Putnam VT Global Asset Allocation Fund 67
Putnam VT Global Health Care Fund 123
Putnam VT High Yield Fund 127
Putnam VT Income Fund 143
Putnam VT International Equity Fund 175
Putnam VT International Value Fund 181
Putnam VT Large Cap Growth Fund 188
Putnam VT Large Cap Value Fund 191
Putnam VT Mortgage Securities Fund 196
Putnam VT Research Fund 208
Putnam VT Small Cap Growth Fund 215
Putnam VT Small Cap Value Fund 219
Putnam VT Sustainable Future Fund 224
Putnam VT Sustainable Leaders Fund 228
Notes to Schedules of Investments 232

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT Core Equity Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Aerospace & Defense 1.6%
a
Boeing Co. (The) ................................... United States 4,954 $ 985,995
Northrop Grumman Corp. ............................. United States 1,149 783,894
RTX Corp. ........................................ United States 4,447 857,826
2,627,715
Air Freight & Logistics 0.4%
FedEx Corp. ....................................... United States 1,934 688,852
Automobiles 2.3%
General Motors Co. .................................. United States 8,985 669,383
a
Tesla, Inc. ......................................... United States 8,274 3,075,860
3,745,243
Banks 5.6%
Bank of America Corp. ............................... United States 46,774 2,280,233
Citigroup, Inc. ...................................... United States 22,230 2,521,104
Fifth Third Bancorp .................................. United States 10,101 469,292
Five Star Bancorp ................................... United States 8,510 320,997
JPMorgan Chase & Co. ............................... United States 9,200 2,706,272
UMB Financial Corp. ................................. United States 6,508 734,037
9,031,935
Beverages 1.7%
Coca-Cola Co. (The) ................................. United States 25,808 1,962,698
Keurig Dr. Pepper, Inc. ............................... United States 17,573 462,697
Molson Coors Beverage Co. , B ......................... United States 7,057 303,874
2,729,269
Biotechnology 2.0%
AbbVie, Inc. ....................................... United States 7,202 1,566,363
Amgen, Inc. ....................................... United States 1,679 590,756
Regeneron Pharmaceuticals, Inc. ....................... United States 844 652,108
a
Vertex Pharmaceuticals, Inc. ........................... United States 589 263,012
3,072,239
Broadline Retail 3.9%
a
Amazon.com, Inc. ................................... United States 29,067 6,053,784
eBay, Inc. ......................................... United States 3,831 348,698
6,402,482
Building Products 0.1%
Owens Corning ..................................... United States 1,661 179,753
Capital Markets 6.0%
Ameriprise Financial, Inc. ............................. United States 2,279 1,012,788
Bank of New York Mellon Corp. (The) .................... United States 15,549 1,844,578
BlackRock, Inc. ..................................... United States 1,006 967,480
Goldman Sachs Group, Inc. (The) ....................... United States 3,597 3,043,026
Jefferies Financial Group, Inc. .......................... United States 2,973 122,696
KKR & Co., Inc. ..................................... United States 5,687 526,048
Morgan Stanley ..................................... United States 3,556 585,211
Raymond James Financial, Inc. ......................... United States 10,749 1,556,348
9,658,175
Chemicals 0.3%
DuPont de Nemours, Inc. ............................. United States 6,775 310,295

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Eastman Chemical Co. ............................... United States 2,576 $ 196,600
506,895
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................... United States 1,604 271,301
Communications Equipment 1.3%
Cisco Systems, Inc. ................................. United States 26,756 2,075,998
Consumer Staples Distribution & Retail 2.2%
Casey's General Stores, Inc. ........................... United States 821 597,573
Kroger Co. (The) .................................... United States 4,509 326,271
Target Corp. ....................................... United States 4,790 580,548
Walmart, Inc. ...................................... United States 16,212 2,014,827
3,519,219
Containers & Packaging 0.2%
Amcor plc ......................................... United States 9,611 382,037
Diversified Consumer Services 0.3%
ADT, Inc. .......................................... United States 39,782 261,368
Graham Holdings Co. , B .............................. United States 227 239,998
501,366
Diversified REITs 0.2%
AH Realty Trust, Inc. ................................. United States 51,672 284,196
Diversified Telecommunication Services 0.8%
AT&T, Inc. ......................................... United States 47,456 1,375,749
Electric Utilities 2.7%
Constellation Energy Corp. ............................ United States 1,572 438,981
NextEra Energy, Inc. ................................. United States 9,997 928,521
NRG Energy, Inc. ................................... United States 9,798 1,431,880
PG&E Corp. ....................................... United States 85,166 1,496,367
4,295,749
Electrical Equipment 0.2%
GE Vernova, Inc. .................................... United States 303 264,489
Entertainment 1.3%
a
Netflix, Inc. ........................................ United States 6,734 647,474
Universal Music Group NV ............................ Netherlands 13,297 258,105
Walt Disney Co. (The) ................................ United States 11,593 1,117,333
2,022,912
Financial Services 4.3%
Apollo Global Management, Inc. ........................ United States 11,597 1,292,138
a
Berkshire Hathaway, Inc. , B ............................ United States 6,002 2,876,158
Mastercard, Inc. , A .................................. United States 5,695 2,845,564
a,b
PicS NV , A ........................................ Brazil 4,071 42,542
7,056,402
Food Products 0.2%
c
Hershey Co. (The) .................................. United States 1,891 393,120
Ground Transportation 1.1%
Union Pacific Corp. .................................. United States 7,053 1,711,199

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 0.6%
Becton Dickinson & Co. ............................... United States 1,965 $ 308,957
a
Boston Scientific Corp. ............................... United States 3,530 221,508
a
Medline, Inc. , A ..................................... United States 2,024 90,068
Medtronic plc ...................................... United States 3,193 276,673
897,206
Health Care Providers & Services 3.0%
CVS Health Corp. ................................... United States 8,448 606,735
a
Guardian Pharmacy Services, Inc. , A ..................... United States 15,124 569,570
HCA Healthcare, Inc. ................................. United States 791 374,333
c
McKesson Corp. .................................... United States 1,832 1,585,340
a
Tenet Healthcare Corp. ............................... United States 4,340 819,001
UnitedHealth Group, Inc. .............................. United States 3,893 1,053,407
5,008,386
Hotels, Restaurants & Leisure 2.3%
a
Airbnb, Inc. , A ...................................... United States 1,329 167,826
Hilton Worldwide Holdings, Inc. ......................... United States 3,835 1,166,147
McDonald's Corp. ................................... United States 3,393 1,054,511
b
Vail Resorts, Inc. .................................... United States 2,248 288,463
a
Viking Holdings Ltd. ................................. United States 15,144 1,112,781
3,789,728
Household Durables 0.8%
a
Mohawk Industries, Inc. ............................... United States 2,426 238,864
PulteGroup, Inc. .................................... United States 10,056 1,182,686
1,421,550
Household Products 0.9%
Kimberly-Clark Corp. ................................. United States 3,476 335,330
Procter & Gamble Co. (The) ........................... United States 8,031 1,159,998
1,495,328
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 3,841 868,181
Insurance 0.9%
a
Arch Capital Group Ltd. ............................... United States 11,284 1,083,151
Assured Guaranty Ltd. ............................... United States 4,361 355,334
1,438,485
Interactive Media & Services 7.9%
Alphabet, Inc. , C .................................... United States 30,319 8,697,308
Meta Platforms, Inc. , A ............................... United States 7,365 4,213,737
12,911,045
IT Services 0.6%
a
Gartner, Inc. ....................................... United States 1,142 180,824
International Business Machines Corp. ................... United States 3,069 743,895
924,719
Life Sciences Tools & Services 0.6%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 1,310 365,163
Thermo Fisher Scientific, Inc. .......................... United States 1,401 688,634
1,053,797

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 1.4%
Deere & Co. ....................................... United States 1,072 $ 603,858
Otis Worldwide Corp. ................................ United States 17,137 1,320,920
b
Snap-on, Inc. ...................................... United States 720 261,518
2,186,296
Media 0.5%
a
Charter Communications, Inc. , A ........................ United States 1,378 297,483
New York Times Co. (The) , A ........................... United States 6,274 525,322
822,805
Metals & Mining 1.2%
Freeport-McMoRan, Inc. .............................. United States 18,612 1,094,013
Nucor Corp. ....................................... United States 5,278 892,510
1,986,523
Mortgage Real Estate Investment Trusts (REITs) 0.3%
b
Starwood Property Trust, Inc. .......................... United States 28,119 484,209
Office REITs 0.1%
Highwoods Properties, Inc. ............................ United States 6,901 147,750
Oil, Gas & Consumable Fuels 3.6%
a
Antero Resources Corp. .............................. United States 14,201 602,690
ConocoPhillips ..................................... United States 9,449 1,247,268
Exxon Mobil Corp. ................................... United States 15,268 2,590,369
c
Permian Resources Corp. , A ........................... United States 34,417 733,770
Williams Cos., Inc. (The) .............................. United States 5,926 431,294
5,605,391
Passenger Airlines 0.8%
Southwest Airlines Co. ............................... United States 36,066 1,355,000
Pharmaceuticals 3.7%
AstraZeneca plc .................................... United Kingdom 2,727 537,819
Eli Lilly & Co. ...................................... United States 2,607 2,397,840
Johnson & Johnson ................................. United States 7,301 1,784,656
Merck & Co., Inc. ................................... United States 11,077 1,332,452
6,052,767
Real Estate Management & Development 1.0%
a
CBRE Group, Inc. , A ................................. United States 11,054 1,497,375
a
CoStar Group, Inc. .................................. United States 4,902 197,747
1,695,122
Semiconductors & Semiconductor Equipment 12.8%
a
Advanced Micro Devices, Inc. .......................... United States 1,816 369,429
Broadcom, Inc. ..................................... United States 13,440 4,159,814
a
Intel Corp. ......................................... United States 7,165 316,191
Lam Research Corp. ................................. United States 14,026 2,996,795
Micron Technology, Inc. ............................... United States 1,247 421,287
NVIDIA Corp. ...................................... United States 66,071 11,522,782
Qnity Electronics, Inc. ................................ United States 3,204 369,678
QUALCOMM, Inc. ................................... United States 5,458 702,881
20,858,857
Software 6.9%
a
Adobe, Inc. ........................................ United States 1,097 266,659
a
Intapp, Inc. ........................................ United States 4,436 113,961

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Microsoft Corp. ..................................... United States 21,706 $ 8,034,910
Oracle Corp. ....................................... United States 6,860 1,009,175
a
Palantir Technologies, Inc. , A ........................... United States 3,274 478,921
Salesforce, Inc. ..................................... United States 4,576 854,202
a
ServiceNow, Inc. .................................... United States 1,516 158,498
a
Tyler Technologies, Inc. ............................... United States 1,091 373,537
11,289,863
Specialized REITs 0.6%
Gaming and Leisure Properties, Inc. ..................... United States 22,038 977,826
Specialty Retail 1.5%
Best Buy Co., Inc. ................................... United States 7,221 463,588
Home Depot, Inc. (The) ............................... United States 1,720 565,691
Lowe's Cos., Inc. .................................... United States 6,294 1,487,146
2,516,425
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc. ........................................ United States 39,974 10,145,002
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Inc. , B ....................................... United States 5,284 279,101
Trading Companies & Distributors 0.5%
United Rentals, Inc. .................................. United States 1,071 780,288
Total Common Stocks (Cost $ 67,329,385 ) ....................................
159,787,945
Management Investment Companies 0.9%
Capital Markets 0.9%
b
State Street Industrial Select Sector SPDR ETF ............ United States 8,805 1,424,033
Total Management Investment Companies (Cost $ 1,237,438 ) ...................
1,424,033
Total Long Term Investments (Cost $ 68,566,823 ) ..............................
161,211,978
a
Short Term Investments 1.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
d
U.S. Treasury Bills ,
3.47%, 4/23/26 ................................... United States 50,000 49,889
e
3.58%, 7/16/26 ................................... United States 300,000 296,839
346,728
Total U.S. Government and Agency Securities (Cost $ 346,784 ) ..................
346,728

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 255.
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 1.1%
Money Market Funds 1.1%
f,g
Putnam Cash Collateral Pool, LLC , 3.882% ................ United States 1,805,715 $ 1,805,715
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 1,805,715 ) ..........................................................
1,805,715
Total Short Term Investments (Cost $ 2,152,499 ) ...............................
2,152,443
a
Total Investments (Cost $ 70,719,322 ) 100.5% .................................
$163,364,421
Options Written (0.1) % .....................................................
(140,154)
Other Assets, less Liabilities (0.4) % .........................................
(640,826)
Net Assets 100.0% .........................................................
$162,583,441
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
Calls - Over-the-Counter
Equity Options (0.1)%
Hershey Co. (The) , Counterparty CITI , June Strike Price $ 230.00 ,
Expires 6/18/26 ................................... 219,420 45,615,224 (4,796)
McKesson Corp. , Counterparty MSCO , May Strike Price $ 980.00 ,
Expires 5/15/26 ................................... 471,380 407,913,397 (3,203)
Permian Resources Corp. , Counterparty GSCO , June Strike Price
$ 18.00 , Expires 6/18/26 ............................. 612,396 13,056,283 (132,155)
(140,154)
Total Options Written (Premiums received $ 65,027 ) ...........................
$ (140,154)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2026.
c
A portion or all of the security is held in connection with written option contracts open at period end.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At March 31, 2026, the value of this security pledged amounted to $155,346, representing 0.1% of net assets.
f
See Note 4 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT Diversified Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 2.9%
Aerospace & Defense 0.0%
†
a
AeroVironment, Inc. , Senior Note , 0.45% , 7/15/30 ........... United States 20,000 $ 19,620
b
BWX Technologies, Inc. , Senior Note , 144A, Zero Cpn ., 11/01/30 United States 20,000 20,760
40,380
Automobile Components 0.1%
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 25,000 43,387
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 36,000 38,633
Biotechnology 0.3%
Alnylam Pharmaceuticals, Inc. ,
Senior Note, 1%, 9/15/27 ........................... United States 12,000 15,408
a,b
Senior Note, 144A, 3.05%, 9/15/28 .................... United States 30,000 27,863
b
Bridgebio Pharma, Inc. , Senior Note , 144A, 0.75% , 2/01/33 .... United States 9,000 8,939
b
Cytokinetics, Inc. , Senior Note , 144A, 1.75% , 10/01/31 ....... United States 31,000 39,583
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 42,000 53,844
b
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn .,
12/01/30 ........................................ United States 120,000 125,325
270,962
Broadline Retail 0.1%
b
Etsy, Inc. , Senior Note , 144A, 1% , 6/15/30 ................. United States 61,000 58,987
Capital Markets 0.0%
†
a,b
Coinbase Global, Inc. , Senior Note , 144A, 3.41% , 10/01/32 .... United States 30,000 24,127
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 21,000 20,391
b
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 20,000 21,840
66,358
Construction & Engineering 0.1%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 41,000 50,645
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 26,000 38,454
Diversified REITs 0.1%
b
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 75,000 79,585
Electric Utilities 0.3%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 43,000 59,716
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 46,000 47,666
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 58,000 68,020
175,402
Electrical Equipment 0.1%
b
Bloom Energy Corp. , Senior Note , 144A, Zero Cpn ., 11/15/30 .. United States 61,000 65,105
Electronic Equipment, Instruments & Components 0.1%
b
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 20,000 21,720
Itron , Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 59,000 59,442
a,b
Mirion Technologies, Inc. , Senior Note , 144A, 0.89% , 10/01/31 . United States 35,000 33,338
b
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 30,000 30,690
145,190

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Energy Equipment & Services 0.0%
†
b
Liberty Energy, Inc. ,
Senior Note, 144A, Zero Cpn ., 3/01/31 ................. United States 20,000 $ 21,930
Senior Note, 144A, Zero Cpn ., 3/01/32 ................. United States 9,000 9,169
31,099
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 59,000 68,204
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 21,000 31,952
Senior Note, 2.875%, 1/15/30 ........................ United States 47,000 50,760
150,916
Financial Services 0.1%
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 53,000 46,802
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 45,000 48,803
Ground Transportation 0.1%
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 58,000 69,846
Health Care Equipment & Supplies 0.1%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 74,000 68,246
b
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 24,000 25,716
93,962
Health Care REITs 0.1%
b
Welltower OP LLC ,
Senior Note, 144A, 2.75%, 5/15/28 .................... United States 33,000 68,524
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 32,000 50,730
119,254
Hotels, Restaurants & Leisure 0.1%
a,b
DoorDash , Inc. , Senior Note , 144A, 2.23% , 5/15/30 .......... United States 61,000 55,693
b
NCL Corp. Ltd. , Senior Note , 144A, 0.875% , 4/15/30 ......... United States 25,000 26,007
81,700
Household Durables 0.0%
†
Meritage Homes Corp. , Senior Note , 1.75% , 5/15/28 .........
United States 42,000 40,656
Household Products 0.0%
†
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 21,000 21,012
IT Services 0.3%
Akamai Technologies, Inc. , Senior Note , 0.375% , 9/01/27 .....
United States 54,000 62,694
b
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn ., 6/15/30 ....... United States 40,000 45,430
Snowflake, Inc. , Senior Note , Zero Cpn ., 10/01/27 ...........
United States 64,000 75,712
183,836
Life Sciences Tools & Services 0.1%
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 48,000 46,896
Machinery 0.0%
†
b
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 21,000 20,402

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 33,000 $ 37,331
Office REITs 0.0%
†
b
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 30,000 27,375
Oil, Gas & Consumable Fuels 0.0%
†
b
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 19,000 21,859
Real Estate Management & Development 0.0%
†
b
Compass, Inc. , Senior Note , 144A, 0.25% , 4/15/31 .......... United States 30,000 25,185
Semiconductors & Semiconductor Equipment 0.2%
a,b
Microchip Technology, Inc. , Senior Note , 144A, 0.6% , 2/15/30 .. United States 122,000 119,225
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 42,000 69,489
b
Nova Ltd. , Senior Note , 144A, Zero Cpn ., 9/15/30 ........... Israel 21,000 32,370
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 33,000 32,340
253,424
Software 0.3%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 39,000 35,841
a
Datadog, Inc. , Senior Note , 0.83% , 12/01/29 ............... United States 53,000 51,423
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 56,000 55,895
a,b
IREN Ltd. , Senior Note , 144A, 6.12% , 7/01/31 .............. Australia 10,000 7,321
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 42,000 37,989
a,b
Rubrik, Inc. , Senior Note , 144A, 3.53% , 6/15/30 ............ United States 37,000 31,977
b
Terawulf , Inc. , Senior Note , 144A, Zero Cpn ., 5/01/32 ........ United States 93,000 96,293
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 25,000 23,469
340,208
Specialty Retail 0.0%
†
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 22,000 36,410
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 4,000 5,414
41,824
Technology Hardware, Storage & Peripherals 0.0%
†
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 9,000 42,759
Total Convertible Bonds (Cost $2,672,808) ...................................
2,818,237
Corporate Bonds 31.6%
Aerospace & Defense 1.3%
ATI, Inc. ,
Senior Note, 4.875%, 10/01/29 ....................... United States 265,000 261,668
Senior Note, 7.25%, 8/15/30 ......................... United States 15,000 15,565
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 8,000 7,531
Senior Note, 2.7%, 2/01/27 .......................... United States 92,000 90,733
Senior Note, 6.298%, 5/01/29 ........................ United States 267,000 280,382
b
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 125,000 123,690
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 250,000 250,246
b
TransDigm , Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 90,000 92,277
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 35,000 35,739
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 15,000 15,178

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
TransDigm, Inc., (continued)
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 40,000 $ 40,554
1,213,563
Automobiles 0.2%
b
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 200,000 190,655
Banks 1.9%
Bank of America Corp. ,
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 285,000 292,863
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 135,000 134,580
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 275,000 271,939
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 200,000 199,228
JPMorgan Chase & Co. , Senior Note , 6.07% to 10/21/26, FRN
thereafter , 10/22/27 ................................ United States 540,000 545,196
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 95,000 95,654
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 265,000 271,117
1,810,577
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 4.125% , 3/15/31 ................
United States 85,000 83,785
b
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 200,000 205,191
288,976
Broadline Retail 0.3%
Amazon.com, Inc. ,
Senior Note, 4.1%, 11/20/30 ......................... United States 65,000 64,265
Senior Note, 4.25%, 3/13/31 ......................... United States 90,000 89,357
b
Wayfair LLC , Senior Secured Note , 144A, 6.75% , 11/15/32 .... United States 100,000 100,839
254,461
Building Products 0.6%
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 10,000 9,924
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 35,000 34,917
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 115,000 110,213
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 45,000 45,664
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 255,000 263,154
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 80,000 80,112
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 70,000 69,280
613,264
Capital Markets 1.3%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 270,000 273,715
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 265,000 269,049

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 405,000 $ 409,570
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 60,000 59,009
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 85,000 84,446
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 65,000 65,736
1,161,525
Chemicals 0.5%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 25,000 25,196
b,c
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 200,000 121,730
Celanese US Holdings LLC , Senior Bond , 7.379% , 7/15/32 ....
United States 4,000 4,179
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 65,000 41,909
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 135,000 139,063
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 265,000 261,564
593,641
Commercial Services & Supplies 1.0%
b,c
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 200,000 30,750
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 118,000 117,369
b
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 10,000 10,036
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 30,000 29,145
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 175,000 177,277
b
Verisure Midholding AB , Senior Note , Reg S, 5.25% , 2/15/29 ... Sweden 285,000 EUR 328,945
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 25,000 26,012
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 240,000 243,300
962,834
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 135,000 136,857
Construction & Engineering 0.0%
†
b
Arcosa , Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 30,000 30,762
Consumer Finance 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.625% , 9/10/29 ......................... Ireland 200,000 199,667
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 85,000 83,482
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 250,000 261,875
b
FirstCash , Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 213,000 217,360
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 201,151
b
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 100,000 98,611
General Motors Financial Co., Inc. , Senior Note , 4.2% , 10/27/28
United States 35,000 34,648
b
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 260,000 272,992
1,369,786
Containers & Packaging 0.2%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 60,000 59,495

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 115,000 $ 108,943
168,438
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 275,000 274,665
Diversified Telecommunication Services 0.8%
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 140,000 144,368
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 275,000 273,736
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 45,000 45,857
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 250,000 226,241
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 35,000 36,305
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 75,000 79,299
805,806
Electric Utilities 1.9%
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 130,000 135,540
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 130,000 132,152
b
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 230,000 232,021
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 105,000 104,108
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 130,000 134,562
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 275,000 271,514
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 170,000 175,191
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 295,000 281,868
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 155,000 151,408
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 120,000 124,265
Senior Secured Note, 144A, 4.7%, 1/31/31 .............. United States 65,000 63,990
1,806,619
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 75,000 74,459
Energy Equipment & Services 0.2%
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 35,000 35,583
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 50,000 50,575
b
Transocean International Ltd. , Senior Secured Note , 144A,
8.75% , 2/15/30 ................................... United States 126,000 131,432
217,590
Entertainment 0.3%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 210,000 216,542
b,d
OAK-Eagle Acquireco , Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 40,000 41,902
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 35,000 36,286
294,730

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 0.4%
b
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 35,000 $ 33,404
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 225,000 242,936
b
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 35,000 35,030
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 120,000 121,439
432,809
Food Products 0.2%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 115,000 117,657
b
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 30,000 30,338
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 3% , 2/02/29 ................. United States 73,000 70,069
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 35,000 34,667
252,731
Ground Transportation 0.4%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 200,000 197,323
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 200,000 207,154
404,477
Health Care Equipment & Supplies 0.5%
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 55,000 54,651
Senior Note, 4.8%, 8/14/29 .......................... United States 135,000 136,250
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 250,000 241,980
432,881
Health Care Providers & Services 0.9%
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 110,000 113,440
Senior Bond, 1.875%, 2/28/31 ........................ United States 40,000 34,935
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 110,000 112,783
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 15,000 15,272
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 295,000 286,058
Tenet Healthcare Corp. ,
b
Senior Note, 144A, 6%, 11/15/33 ...................... United States 50,000 50,632
Senior Secured Note, 6.75%, 5/15/31 .................. United States 260,000 265,909
879,029
Health Care REITs 0.2%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 155,000 157,263
Health Care Technology 0.2%
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 155,000 157,595
Hotel & Resort REITs 0.3%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 120,000 122,261
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 40,000 40,759
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 110,000 111,194
274,214

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 2.0%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 190,000 $ 178,686
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 45,000 44,918
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 130,000 123,717
b
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 131,000 132,681
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 120,000 119,185
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 45,000 45,381
b
Carnival plc , Senior Note , 144A, 4.125% , 7/15/31 ........... United States 100,000 EUR 112,712
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 115,000 114,572
b
NCL Corp. Ltd. , Senior Note , 144A, 6.25% , 9/15/33 .......... United States 120,000 116,524
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 40,000 39,922
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 50,000 50,505
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 72,000 73,625
Senior Note, 144A, 6%, 2/01/33 ...................... United States 143,000 144,464
b
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 165,000 154,224
Viking Cruises Ltd. ,
b
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 230,000 242,760
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 230,000 241,223
1,935,099
Household Durables 0.5%
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 276,000 274,082
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 145,000 141,162
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 120,000 116,313
531,557
Independent Power and Renewable Electricity Producers 0.4%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 205,388
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 130,000 132,958
Senior Note, 4.4%, 1/15/31 .......................... United States 40,000 39,495
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 45,000 44,438
422,279
Insurance 1.0%
b
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 120,000 120,639
b
Asurion LLC / Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 80,000 83,063
b
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 130,000 131,242
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 130,000 132,380
b
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 150,000 149,097
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 115,000 116,987
b
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 135,000 136,738

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 175,000 $ 179,117
1,049,263
Interactive Media & Services 0.3%
Alphabet, Inc. ,
Senior Note, 4.1%, 11/15/30 ......................... United States 145,000 144,057
Senior Note, 4.1%, 2/15/31 .......................... United States 115,000 114,226
258,283
IT Services 0.1%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 145,000 126,591
Leisure Products 0.2%
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 155,000 149,952
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 75,000 75,018
Machinery 0.2%
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 85,000 85,808
b
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 65,000 65,484
151,292
Media 0.8%
b
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 170,000 178,025
b
McGraw-Hill Education, Inc. ,
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 68,000 67,287
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 92,000 93,979
b
Nexstar Media, Inc. ,
d
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 85,000 85,343
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 80,000 80,658
b
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Secured Note , 144A, 7.375% , 2/15/31 .................. United States 44,000 45,904
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 160,000 162,800
713,996
Metals & Mining 0.4%
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 55,000 53,284
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 30,000 29,338
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 158,000 146,250
b
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 113,000 114,068
342,940
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 110,000 111,758
Oil, Gas & Consumable Fuels 3.4%
b
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 150,000 153,059
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 145,000 145,810
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 105,000 109,858
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 270,000 275,056

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 35,000 $ 35,245
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 155,000 149,022
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 51,000 50,621
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6.875% , 5/15/34 ................................... United States 255,000 249,637
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 280,000 283,438
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 165,000 167,514
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 265,000 266,130
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 200,665
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 200,000 111,000
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 135,000 135,909
b
Sunoco LP ,
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 116,000 116,598
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 20,000 19,708
Targa Resources Corp. ,
Senior Note, 6.15%, 3/01/29 ......................... United States 130,000 135,463
Senior Note, 4.35%, 4/15/31 ......................... United States 50,000 48,963
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 125,000 122,315
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 260,000 270,529
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 15,000 16,821
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 40,000 42,392
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 15,000 16,497
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 25,000 26,077
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 16,000 16,134
3,164,461
Paper & Forest Products 0.1%
b
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 130,000 117,497
Passenger Airlines 0.3%
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 110,000 113,627
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 147,000 144,322
257,949
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 250,000 243,314
Pharmaceuticals 1.2%
Novartis Capital Corp. ,
Senior Note, 4.1%, 11/05/30 ......................... United States 215,000 212,672
Senior Note, 4.4%, 3/18/31 .......................... United States 170,000 170,001
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 285,000 301,548
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 160,000 158,077
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 249,000 278,673
1,120,971
Professional Services 0.1%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 100,000 101,862

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.3%
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 200,000 $ 207,083
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 20,000 20,248
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 35,000 35,085
262,416
Software 0.5%
Oracle Corp. ,
Senior Note, 4.55%, 2/04/29 ......................... United States 210,000 207,387
Senior Note, 4.45%, 9/26/30 ......................... United States 60,000 57,836
Senior Note, 4.95%, 2/04/31 ......................... United States 115,000 112,560
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 120,000 120,072
497,855
Specialized REITs 0.3%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 275,000 271,571
Specialty Retail 0.3%
b
Dick's Sporting Goods, Inc. , Senior Note , 144A, 4% , 10/01/29 .. United States 245,000 238,491
Technology Hardware, Storage & Peripherals 0.2%
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 95,000 96,625
Senior Note, 144A, 9.625%, 12/01/32 .................. United States 92,000 102,330
198,955
Textiles, Apparel & Luxury Goods 0.5%
b
Beach Acquisition Bidco LLC ,
e
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 210,809 219,884
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 100,000 EUR 111,139
b
Crocs, Inc. , Senior Bond , 144A, 4.125% , 8/15/31 ............ United States 170,000 153,136
484,159
Tobacco 0.4%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 35,000 35,387
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 95,000 101,438
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 270,000 275,564
412,389
Trading Companies & Distributors 0.7%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 300,000 306,364
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 135,000 137,210
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 95,000 98,247
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 20,000 20,900
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 35,000 35,595
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 130,000 132,713
United Rentals North America, Inc. , Senior Bond , 4% , 7/15/30 ..
United States 51,000 48,480
b
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 30,000 30,589
810,098

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 1.1%
T-Mobile USA, Inc. ,
Senior Note, 2.05%, 2/15/28 ......................... United States 145,000 $ 139,136
Senior Note, 3.375%, 4/15/29 ........................ United States 545,000 528,294
b
Vmed O2 UK Financing I plc , Senior Secured Bond , Reg S,
3.25% , 1/31/31 ................................... United Kingdom 135,000 EUR 137,966
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 200,000 210,118
1,015,514
Total Corporate Bonds (Cost $ 30,298,200) ....................................
30,325,737
Senior Floating Rate Interests 5.0%
f
Aerospace & Defense 0.2%
TransDigm , Inc., First Lien, CME Term Loan, J, 6.168%, (1-month
SOFR + 2.5%), 2/28/31 ............................. United States 83,304 83,409
TransDigm , Inc., First Lien, CME Term Loan, N, 6.16%, (3-month
SOFR + 2.5%), 2/14/33 ............................. United States 45,349 45,423
128,832
a a a a a a
Air Freight & Logistics 0.1%
f
Rand Parent LLC, First Lien, CME Term Loan, B, 6.7%, (3-month
SOFR + 3%), 3/18/30 ............................... United States 55,925 55,927
Automobile Components 0.0%
†
f
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 6.423%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 35,298 35,253
Biotechnology 0.1%
d,f
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, B,
5.174%, (12-month SOFR + 1.75%), 1/28/33 ............. United States 40,896 40,845
Broadline Retail 0.1%
f
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.95%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 59,438 59,002
f
Building Products 0.3%
Advanced Drainage Systems, Inc., First Lien, Initial CME Term
Loan, 5.241%, (12-month SOFR + 1.75%), 2/11/33 ........ United States 46,222 46,497
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.122%, (6-month SOFR + 2.25%), 8/04/31 . United States 113,541 113,482
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 5.918%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 117,301 117,334
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.668%, (1-month SOFR + 3%), 3/30/29 ............ United States 14,540 14,552
291,865
a a a a a a
f
Chemicals 0.2%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.417%,
(3-month SOFR + 3.75%), 4/06/29 ..................... United States 128,992 124,451
d
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan,
6.918%, (1-month SOFR + 3.25%), 2/18/30 .............. Luxembourg 60,000 52,613
177,064
a a a a a a
f
Commercial Services & Supplies 0.3%
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.168%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 44,705 45,080

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
f
Commercial Services & Supplies (continued)
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.423%, (1-month SOFR + 2.75%), 10/23/28 .. United States 103,008 $ 103,169
Garda World Security Corp., First Lien, Fifteenth Additional CME
Term Loan, 6.422%, (3-month SOFR + 2.75%), 2/01/29 ..... Canada 107,463 106,926
PG Polaris BidCo SARL, First Lien, Second Amendment
Refinancing CME Term Loan, 5.95%, (3-month SOFR + 2.25%),
3/26/31 ......................................... Luxembourg 49,377 49,452
304,627
a a a a a a
f
Containers & Packaging 0.1%
Graham Packaging Co., Inc., First Lien, Initial CME Term Loan,
5.918%, (1-month SOFR + 2.25%), 1/26/33 .............. United States 16,741 16,598
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.668%, (1-month SOFR + 3%), 9/30/32 ......... United States 64,132 63,598
80,196
a a a a a a
Distributors 0.0%
†
f
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.672%, (3-month SOFR + 4%), 11/30/30 ........... United States 19,506 19,005
Electrical Equipment 0.1%
f
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B,
6.161%, (3-month SOFR + 2.5%), 10/01/32 .............. United States 37,895 37,984
f
Entertainment 0.1%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
6.418%, (1-month SOFR + 2.75%), 3/01/28 .............. France 44,418 44,571
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.537%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 98,958 93,361
137,932
a a a a a a
Financial Services 0.1%
f
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 119,284 117,793
Food Products 0.1%
f
Froneri US, Inc., First Lien, CME Term Loan, B6, 5.877%,
(6-month SOFR + 2.25%), 9/30/32 ..................... United States 129,675 127,415
Ground Transportation 0.1%
f
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.422%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 78,800 78,513
f
Health Care Equipment & Supplies 0.1%
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.418%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 124,094 124,521
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.418%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 19,636 19,687
144,208
a a a a a a
f
Health Care Providers & Services 0.2%
Paradigm Parent LLC, First Lien, Initial CME Term Loan, 8.172%,
(3-month SOFR + 4.5%), 4/16/32 ...................... United States 59,850 49,675
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.168%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 117,609 117,793
167,468
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
f
Hotels, Restaurants & Leisure 0.4%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
5.918%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 132,300 $ 128,827
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.918%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 18,730 18,402
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.422%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 63,538 62,997
IRB Holding Corp., First Lien, 2025 Replacement CME Term
Loan, B, 6.176%, (1-month SOFR + 2.5%), 12/16/30 ....... United States 151,885 151,695
361,921
a a a a a a
Household Durables 0.1%
f
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.7%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 106,899 106,576
Insurance 0.1%
f
CRC Insurance Group LLC, First Lien, CME Term Loan, B,
6.422%, (3-month SOFR + 2.75%), 5/06/31 .............. United States 130,000 128,497
IT Services 0.1%
f
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 6.2%,
(3-month SOFR + 2.5%), 2/03/31 ...................... United States 48,788 48,140
f
Machinery 0.3%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.161%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 211,299 211,431
Columbus McKinnon Corp., First Lien, Initial CME Term Loan,
7.2%, (3-month SOFR + 3.5%), 2/03/33 ................. United States 16,623 16,581
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
6.377%, (6-month SOFR + 2.75%), 4/30/30 .............. Germany 76,090 76,338
304,350
a a a a a a
f
Media 0.2%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.787%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 55,000 55,220
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.178%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 117,202 117,681
172,901
a a a a a a
f
Oil, Gas & Consumable Fuels 0.3%
CQP Holdco LP, First Lien, CME Term Loan, B, 5.423%, (1-month
SOFR + 1.75%), 12/31/32 ........................... United States 153,344 152,793
Delek US Holdings, Inc., First Lien, CME Term Loan, B, 7.268%,
(1-month SOFR + 3.5%), 11/19/29 ..................... United States 129,332 129,655
282,448
a a a a a a
f
Passenger Airlines 0.3%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 6.418%, (3-month SOFR + 2.75%), 5/28/32 ..... United States 9,925 9,852
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.918%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 203,868 202,339
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.45%,
(3-month SOFR + 2.75%), 2/14/31 ..................... Canada 98,000 95,463
307,654
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
f
Pharmaceuticals 0.2%
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.418%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 109,171 $ 108,761
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.181%, (1-month SOFR + 2.5%), 12/04/31 ..... United States 129,350 128,402
237,163
a a a a a a
Semiconductors & Semiconductor Equipment 0.1%
f
Altar Bidco , Inc., First Lien, CME Term Loan, 6.608%, (12-month
SOFR + 3.1%), 2/01/29 ............................. United States 107,326 106,857
f
Software 0.5%
EverCommerce Solutions, Inc., First Lien, CME Term Loan,
5.923%, (1-month SOFR + 2.25%), 7/07/31 .............. United States 129,323 126,197
Proofpoint, Inc., First Lien, 2024 Refinancing CME Term Loan,
6.7%, (3-month SOFR + 3%), 8/31/28 .................. United States 136,155 132,014
d
Tuple US Bidco LLC, First Lien, USD CME Term Loan, B1,
7.385%, (6-month SOFR + 3.75%), 1/14/33 .............. United States 64,095 62,332
UKG, Inc., First Lien, Initial CME Term Loan, 6.167%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 118,206 113,116
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
5.673%, (1-month SOFR + 2%), 10/22/29 ................ United States 54,052 53,985
487,644
a a a a a a
Specialty Retail 0.2%
f
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.918%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 170,870 164,741
Trading Companies & Distributors 0.0%
†
f
DXP Enterprises, Inc., First Lien, Initial CME Term Loan, 6.918%,
(1-month SOFR + 3.25%), 10/11/30 .................... United States 32,338 32,560
Water Utilities 0.0%
†
f
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
6.421%, (1-month SOFR + 2.75%), 10/01/32 ............. United States 25,855 25,984
Total Senior Floating Rate Interests (Cost $4,807,192) .........................
4,771,365
Foreign Government and Agency Securities 9.5%
b
Angola Government Bond , Senior Bond , 144A, 8.75% , 4/14/32 . Angola 220,000 213,910
b
Argentina Provincia de Cordoba , Senior Note , 144A, 8.6% ,
2/03/35 ......................................... Argentina 60,000 57,375
b
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 200,000 178,096
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 210,000 EUR 214,073
Brazil Government Bond , Senior Bond , 3.875% , 6/12/30 ......
Brazil 590,000 563,686
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 60,000 58,023
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 100,000 EUR 115,816
b
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 190,000 EUR 189,947
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 200,000 202,650
Colombia Government Bond ,
Senior Bond, 8%, 11/14/35 ........................... Colombia 273,000 286,388
Senior Note, 4.5%, 11/26/30 .......................... Colombia 110,000 EUR 123,173
b
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 200,000 204,894

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 210,000 $ 211,953
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 230,000 212,497
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 280,000 281,820
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 120,000 106,722
b
Egypt Government Bond , Senior Note , 144A, 8.625% , 2/04/30 . Egypt 200,000 207,041
b
El Salvador Government Bond ,
Senior Bond, 144A, 7.65%, 6/15/35 .................... El Salvador 110,000 107,836
Senior Bond, Reg S, 8.625%, 2/28/29 .................. El Salvador 100,000 104,399
b,g
Electricite de France SA , Junior Sub . Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 200,000 231,659
b
Gabon Government Bond , Senior Bond , Reg S, 6.625% , 2/06/31 Gabon 230,000 192,657
b
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 100,000 85,543
b
Guatemala Government Bond , Senior Bond , Reg S, 6.6% ,
6/13/36 ......................................... Guatemala 420,000 442,050
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 200,000 200,720
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 165,000 160,728
b
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 200,000 214,128
b
Ivory Coast Government Bond , Senior Bond , Reg S, 4.875% ,
1/30/32 ......................................... Ivory Coast 300,000 EUR 324,037
b
Jordan Government Bond , Senior Note , Reg S, 7.5% , 1/13/29 .. Jordan 200,000 205,645
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 200,000 177,030
b
Nigeria Government Bond , Senior Bond , 144A, 8.631% , 1/13/36 Nigeria 200,000 208,526
b
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 140,000 EUR 153,809
b
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 470,000 436,278
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 260,000 237,536
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 103,000 100,890
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 250,000 241,752
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 270,000 EUR 300,641
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 280,000 274,777
b
Serbia Government Bond , Senior Note , Reg S, 6.25% , 5/26/28 . Serbia 260,000 265,522
South Africa Government Bond , Senior Bond , 5.875% , 4/20/32 .
South Africa 200,000 199,416
b
Suriname Government Bond , Senior Bond , 144A, 8.5% , 11/06/35 Suriname 200,000 206,371
Turkiye Government Bond ,
Senior Note, 9.125%, 7/13/30 ......................... Turkiye 400,000 436,942
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 200,000 209,058
Total Foreign Government and Agency Securities (Cost $8,896,751) .............
9,146,014
U.S. Government and Agency Securities 0.1%
h
U.S. Treasury Notes , 0.625%, 11/30/27 ................... United States 133,000 126,179
Total U.S. Government and Agency Securities (Cost $126,179) ..................
126,179
Asset-Backed Securities 2.4%
Financial Services 2.4%
b,f
Black Diamond CLO Ltd. , 2024-1A , D1 , 144A, FRN , 8.118% ,
( 3-month SOFR + 4.45% ), 10/25/37 . ................... Jersey 260,000 260,537
b
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 108,000 104,975
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 121,039 121,015

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
f
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.153% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 504,940 $ 101,987
b
Lendbuzz Securitization Trust ,
2026-1A, C, 144A, 5.74%, 9/15/31 ..................... United States 49,107 49,288
2026-1A, D, 144A, 6.86%, 2/15/33 ..................... United States 73,661 74,293
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 153,000 128,727
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 235,871 235,052
b
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 379,063 376,240
b
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 . .... United States 208,000 203,961
b
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 216,000 208,282
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 94,318 93,861
f
WaMu Asset-Backed Certificates Trust ,
2006-HE2, A3, FRN, 4.093%, (1-month SOFR + 0.414%),
5/25/36 ......................................... United States 321,633 254,484
2007-HE4, 1A, FRN, 3.963%, (1-month SOFR + 0.284%),
7/25/47 ......................................... United States 97,428 74,324
2,287,026
a a a a a a
Total Asset-Backed Securities (Cost $2,473,137) ..............................
2,287,026
Commercial Mortgage-Backed Securities 8.0%
Financial Services 8.0%
i
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.192% , 9/15/48 .............................. United States 106,768 105,734
BANK ,
b
2018-BN11, D, 144A, 3%, 3/15/61 ..................... United States 80,000 67,726
i,j
2024-BNK48, XA, IO, FRN, 1.144%, 10/15/57 ............ United States 2,661,980 205,454
i,j
BANK5 Trust ,
2024-5YR10, XA, IO, FRN, 1.188%, 10/15/57 ............. United States 4,131,004 148,976
2024-5YR12, XA, IO, FRN, 0.497%, 12/15/57 ............. United States 4,354,488 72,466
b,i
Barclays Commercial Mortgage Trust ,
2019-C5, F, 144A, FRN, 2.552%, 11/15/52 ............... United States 336,000 210,887
j
2019-C5, XF, IO, 144A, FRN, 1.25%, 11/15/52 ............ United States 1,000,000 38,133
i,j
BBCMS Mortgage Trust ,
2022-C14, XA, IO, FRN, 0.682%, 2/15/55 ................ United States 2,884,147 86,345
2024-5C29, XA, IO, FRN, 1.598%, 9/15/57 ............... United States 4,813,599 229,182
2024-C26, XA, IO, FRN, 1.013%, 5/15/57 ................ United States 1,588,677 108,023
Benchmark Mortgage Trust ,
b
2018-B1, D, 144A, 2.75%, 1/15/51 ..................... United States 284,000 111,722
i
2018-B6, B, FRN, 4.586%, 10/10/51 .................... United States 103,000 97,927
i,j
2024-V10, XA, IO, FRN, 1.305%, 9/15/57 ................ United States 3,820,593 148,896
i,j
2024-V11, XA, IO, FRN, 0.56%, 11/15/57 ................ United States 6,573,707 122,338
2026-V21, AS, 5.506%, 3/15/31 ....................... United States 213,000 215,682
i,j
2026-V21, XA, IO, FRN, 1.648%, 11/15/30 ............... United States 1,065,000 67,159
i,j
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.353% , 9/15/57 United States 3,409,301 132,578
b,i
BX Trust , 2025-ARIA , C , 144A, FRN , 5.517% , 12/13/42 ....... United States 200,000 199,615
i
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 243,000 222,901
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 234,000 232,629
Citigroup Commercial Mortgage Trust ,
b,i
2015-GC27, D, 144A, FRN, 4.379%, 2/10/48 ............. United States 218,328 213,740
i
2015-GC33, C, FRN, 4.336%, 9/10/58 .................. United States 115,000 100,251
2015-GC33, D, 3.172%, 9/10/58 ....................... United States 63,000 38,745
COMM Mortgage Trust ,
b,c,i
2012-CR3, F, 144A, FRN, 4.75%, 10/15/45 ............... United States 169,087 8,859

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
2012-CR4, AM, 3.251%, 10/15/45 ..................... United States 184,000 $ 178,651
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 57,807 55,451
i
2014-CR14, C, FRN, 3.133%, 2/10/47 .................. United States 98,000 96,098
i
2014-CR16, C, FRN, 4.724%, 4/10/47 .................. United States 283,000 271,923
b,i
2014-CR17, D, 144A, FRN, 4.535%, 5/10/47 ............. United States 182,000 154,431
i
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 91,374 90,220
i
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 105,132 101,039
i
2015-CR27, C, FRN, 4.392%, 10/10/48 ................. United States 5,975 5,727
i
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 264,000 253,229
i
GS Mortgage Securities Trust ,
b
2013-GC13, AS, 144A, FRN, 3.856%, 7/10/46 ............ United States 65,838 65,359
2014-GC24, B, FRN, 4.297%, 9/10/47 .................. United States 98,063 94,961
b,i
IRV Trust , 2025-200P , C , 144A, FRN , 5.73% , 3/14/47 ........ United States 147,000 145,975
i
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b
2007-CB20, E, 144A, FRN, 9.049%, 2/12/51 ............. United States 6,339 8,957
2013-LC11, D, FRN, 3.607%, 4/15/46 ................... United States 27,124 204
i
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, D, FRN, 3.859%, 7/15/45 ................... United States 140,000 133,269
b
2014-C18, D, 144A, FRN, 4.474%, 2/15/47 .............. United States 152,000 139,255
2014-C23, B, FRN, 4.537%, 9/15/47 ................... United States 98,910 97,856
i
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.755% , 6/15/51 ................................... United States 123,000 113,044
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 240,000 237,816
b,i
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
5.935% , 10/15/42 .................................. United States 140,000 142,398
i
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10, B, FRN, 3.951%, 7/15/46 ................... United States 176,224 167,533
b
2013-C10, D, 144A, FRN, 3.951%, 7/15/46 .............. United States 230,000 191,860
b
2013-C12, D, 144A, FRN, 4.601%, 10/15/46 ............. United States 123,000 117,682
2015-C22, C, FRN, 3.97%, 4/15/48 .................... United States 163,000 142,481
i
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 192,000 189,596
2018-H3, C, FRN, 4.858%, 7/15/51 .................... United States 125,000 119,764
i,j
Real Estate Asset Liquidity Trust , 2024-RONA , X , IO, FRN ,
1.051% , 12/12/41 .................................. Canada 5,289,678 CAD 103,010
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 261,000 259,838
b,c
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 472,775 56
b,i
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 ......... United States 99,000 98,684
b,i
VRTX Trust , 2025-HQ , C , 144A, FRN , 5.921% , 8/05/42 ....... United States 174,000 173,740
Wells Fargo Commercial Mortgage Trust ,
b,i
2013-LC12, D, 144A, FRN, 3.744%, 7/15/46 ............. United States 293,000 200,702
b
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 229,590 27,778
2015-C31, D, 3.852%, 11/15/48 ....................... United States 74,000 67,142
b
2016-C33, D, 144A, 3.123%, 3/15/59 ................... United States 99,059 96,892
i,j
2019-C52, XA, IO, FRN, 1.563%, 8/15/52 ................ United States 1,760,647 71,378
b,i
WFRBS Commercial Mortgage Trust , 2013-C15 , D , 144A, FRN ,
4.152% , 8/15/46 ................................... United States 149,260 105,228
7,705,195
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $7,694,963) ...............
7,705,195

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 60.6%
Federal National Mortgage Association (FNMA) Fixed Rate 54.3%
FNMA, 30 Year, 5%, 1/01/49 - 5/01/49 .................... United States 27,932 $ 28,037
k
Uniform Mortgage-Backed Securities, 2.5%, TBA, 4/25/56 ..... United States 1,000,000 840,937
k
Uniform Mortgage-Backed Securities, 4.5%, TBA, 4/25/56 ..... United States 20,500,000 19,704,864
k
Uniform Mortgage-Backed Securities, 5%, TBA, 4/25/56 ...... United States 7,500,000 7,376,417
k
Uniform Mortgage-Backed Securities, 5.5%, TBA, 4/25/56 ..... United States 22,000,000 22,132,717
k
Uniform Mortgage-Backed Securities, 6%, TBA, 4/25/56 ...... United States 1,000,000 1,019,484
k
Uniform Mortgage-Backed Securities, 6.5%, TBA, 4/25/56 ..... United States 1,000,000 1,034,660
52,137,116
Government National Mortgage Association (GNMA) Fixed Rate 6.3%
GNMA II, Single-family, 30 Year, 3.5%, 10/20/49 - 11/20/49 .... United States 40,524 36,764
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 30,274 30,334
k
GNMA II, Single-family, 30 Year, 5%, 4/15/56 ............... United States 3,000,000 2,971,610
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 11,979 12,304
k
GNMA II, Single-family, 30 Year, 5.5%, 4/15/56 ............. United States 3,000,000 3,019,575
6,070,587
Total Mortgage-Backed Securities (Cost $58,410,038) ..........................
58,207,703
Residential Mortgage-Backed Securities 6.4%
Financial Services 6.4%
b
A&D Mortgage Trust ,
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................ United States 221,198 223,144
2024-NQM1, A1, 144A, 6.195%, 2/25/69 ................ United States 90,193 90,653
Alternative Loan Trust ,
f
2005-38, A1, FRN, 5.359%, (12-month average of 1-year CMT
+ 1.5%), 9/25/35 .................................. United States 172,238 162,177
f
2005-65CB, 2A1, FRN, 4.218%, ( 1-month SOFR + 0.539%),
12/25/35 ........................................ United States 241,697 144,035
f
2006-OA10, 4A1, FRN, 4.173%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 719,576 642,080
i
2006-OA7, 1A1, FRN, 3.036%, 6/25/46 ................. United States 448,375 420,346
f
2006-OA7, 1A2, FRN, 4.799%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 113,257 112,798
f
2007-OH1, A1D, FRN, 4.003%, (1-month SOFR + 0.324%),
4/25/47 ......................................... United States 57,101 51,082
i
Bear Stearns ALT-A Trust , 2005-8 , 21A1 , FRN , 4.902% , 10/25/35 United States 96,551 80,470
b,f
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 3.973% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 82,705 73,205
b,f
FHLMC STACR REMIC Trust ,
2020-DNA3, B2, 144A, FRN, 13.126%, ( 30-day SOFR Average
+ 9.464%), 6/25/50 ................................ United States 237,000 304,951
2020-DNA4, B2, 144A, FRN, 13.776%, (30-day SOFR Average
+ 10.114%), 8/25/50 ................................ United States 135,000 178,531
b,f
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 11.526%, ( 30-day SOFR Average
+ 7.864%), 9/25/48 ................................ United States 389,000 443,050
2018-HQA2, B2, 144A, FRN, 14.776%, (30-day SOFR Average
+ 11.114%), 10/25/48 ............................... United States 333,000 404,852
i
First Horizon Alternative Mortgage Securities Trust , 2006-AA6 ,
2A1 , FRN , 4.919% , 11/25/36 ......................... United States 191,798 129,692
f
FNMA Connecticut Avenue Securities Trust ,
2016-C03, 1B, FRN, 15.526%, (30-day SOFR Average +
11.864%), 10/25/28 ................................ United States 492,452 495,951
2016-C05, 2B, FRN, 14.526%, (30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 88,261 90,761

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
FNMA Connecticut Avenue Securities Trust, (continued)
b
2020-R01, 1B1, 144A, FRN, 7.026%, (30-day SOFR Average +
3.364%), 1/25/40 .................................. United States 155,000 $ 157,168
b
2020-SBT1, 1B1, 144A, FRN, 10.526%, (30-day SOFR Average
+ 6.864%), 2/25/40 ................................ United States 500,000 521,466
b
2020-SBT1, 1M2, 144A, FRN, 7.426%, (30-day SOFR Average
+ 3.764%), 2/25/40 ................................ United States 276,000 282,331
b
2022-R02, 2B1, 144A, FRN, 8.162%, (30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 148,000 151,879
b
2026-R01, 2M2, 144A, FRN, 5.012%, (30-day SOFR Average +
1.35%), 1/25/46 ................................... United States 98,000 98,154
f
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.103% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 107,680 59,703
f
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.311% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 168,353 43,783
b
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ......... United States 91,934 91,901
b,f
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.264% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 109,702 105,135
f
MortgageIT Trust , 2005-3 , M2 , FRN , 4.588% , ( 1-month SOFR +
0.909% ), 8/25/35 .................................. United States 18,371 18,053
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 98,429 97,705
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 144,131 142,720
f
Structured Asset Mortgage Investments II Trust , 2007-AR1 , 2A1 ,
FRN , 4.153% , ( 1-month SOFR + 0.474% ), 1/25/37 ......... United States 152,892 139,428
b,i
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% ,
12/25/58 ........................................ United States 202,000 183,079
6,140,283
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $5,526,021) ................
6,140,283
Agency Commercial Mortgage-Backed Securities 10.7%
Financial Services 10.7%
j
FHLMC ,
304, C37, IO, 3.5%, 12/15/27 ......................... United States 6,754 94
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 97,188 12,443
4077, IK, IO, 5%, 7/15/42 ............................ United States 199,763 41,448
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 99,186 4,357
f
4839, WS, IO, FRN, 2.313%, (-1 x 30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 1,496,083 203,080
f
4945, SL, IO, FRN, 2.274%, (-1 x 30-day SOFR Average +
5.936%), 1/25/50 .................................. United States 1,310,050 153,527
f
5002, SJ, IO, FRN, 2.324%, (-1 x 30-day SOFR Average +
5.986%), 7/25/50 .................................. United States 1,699,477 198,258
f
5011, SA, IO, FRN, 2.474%, (-1 x 30-day SOFR Average +
6.136%), 9/25/50 .................................. United States 1,771,964 221,675
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 1,818,003 428,080
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 1,296,943 305,841
5134,
IC, IO, 4%, 8/25/51 ............................ United States 2,360,721 463,949
5349, IB, IO, 4%, 12/15/46 ........................... United States 1,280,224 267,758
b,f
FHLMC Multi-family Structured Credit Risk Trust , 2021-MN3 , M2 ,
144A, FRN , 7.662% , ( 30-day SOFR Average + 4% ), 11/25/51 . United States 460,000 476,894
j
FNMA ,
f
2010-35, SG, IO, FRN, 2.624%, (-1 x 30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 173,740 18,806
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 80,216 16,207
2015-30, IO, 5.5%, 5/25/45 .......................... United States 542,028 70,009

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA, (continued)
f
2015-42, LS, IO, FRN, 2.424%, (-1 x 30-day SOFR Average +
6.086%), 6/25/45 .................................. United States 758,090 $ 55,954
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 343,084 47,232
f
2017-32, SA, IO, FRN, 2.374%, (-1 x 30-day SOFR Average +
6.036%), 5/25/47 .................................. United States 1,991,718 214,184
f
2018-20, SB, IO, FRN, 2.474%, (-1 x 30-day SOFR Average +
6.136%), 3/25/48 .................................. United States 966,468 89,518
f
2018-38, SA, IO, FRN, 2.424%, (-1 x 30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 1,323,992 154,011
f
2019-43, JS, IO, FRN, 2.274%, (-1 x 30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 869,263 85,307
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 1,684,452 383,445
374, 6, IO, 5.5%, 8/25/36 ............................ United States 32,952 5,260
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 85,341 11,258
b,f
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.026%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 251,310 255,401
2020-01, M10, 144A, FRN, 7.526%, ( 30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 462,602 470,527
j
GNMA ,
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 607,466 96,773
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 519,312 82,937
2012-146, IO, 5%, 12/20/42 .......................... United States 331,459 68,650
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 483,092 88,539
i
2013-H08, CI, IO, FRN, 1.526%, 2/20/63 ................ United States 447,356 15,216
f
2014-119, SA, IO, FRN, 1.81%, (-1 x 1-month SOFR + 5.486%),
8/20/44 ......................................... United States 440,783 40,924
f
2014-60, SD, IO, FRN, 2.39%, (-1 x 1-month SOFR + 6.066%),
4/20/44 ......................................... United States 1,036,111 122,383
2014-76, IO, 5%, 5/20/44 ............................ United States 196,952 39,997
i
2014-H21, BI, IO, FRN, 1.578%, 10/20/64 ............... United States 465,463 12,604
2015-64, YI, IO, 4%, 11/20/44 ........................ United States 259,898 37,249
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 132,434 26,617
i
2015-H10, BI, IO, FRN, 2.734%, 4/20/65 ................ United States 386,195 18,077
i
2015-H23, BI, IO, FRN, 1.803%, 9/20/65 ................ United States 453,669 12,090
i
2015-H25, AI, IO, FRN, 1.711%, 9/20/65 ................ United States 663,247 13,074
i
2015-H25, EI, IO, FRN, 1.914%, 10/20/65 ............... United States 180,812 7,243
2016-42, IO, 5%, 2/20/46 ............................ United States 348,503 67,221
i
2016-H03, AI, IO, FRN, 1.957%, 1/20/66 ................ United States 406,113 17,073
i
2016-H03, DI, IO, FRN, 1.878%, 12/20/65 ............... United States 234,304 7,167
i
2016-H06, DI, IO, FRN, 2.222%, 7/20/65 ................ United States 535,667 19,739
i
2016-H09, BI, IO, FRN, 2.6%, 4/20/66 .................. United States 673,602 26,239
i
2016-H10, AI, IO, FRN, 1.762%, 4/20/66 ................ United States 734,156 21,053
i
2016-H22, AI, IO, FRN, 2.735%, 10/20/66 ............... United States 424,401 22,315
i
2016-H23, NI, IO, FRN, 2.729%, 10/20/66 ............... United States 1,407,134 69,351
i
2016-H24, CI, IO, FRN, 1.702%, 10/20/66 ............... United States 338,990 8,923
i
2016-H24, JI, IO, FRN, 2.701%, 11/20/66 ................ United States 532,767 34,151
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 631,879 116,055
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 268,920 51,776
i
2017-H02, BI, IO, FRN, 2.293%, 1/20/67 ................ United States 432,384 16,460
i
2017-H06, BI, IO, FRN, 2.405%, 2/20/67 ................ United States 478,861 17,052
i
2017-H08, NI, IO, FRN, 1.92%, 3/20/67 ................. United States 692,181 25,146
i
2017-H09, IO, FRN, 1.86%, 4/20/67 .................... United States 849,203 24,745
i
2017-H10, MI, IO, FRN, 1.785%, 4/20/67 ................ United States 1,033,852 28,361
i
2017-H11, DI, IO, FRN, 2.06%, 5/20/67 ................. United States 554,701 26,252
i
2017-H12, QI, IO, FRN, 2.263%, 5/20/67 ................ United States 567,904 21,922

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
GNMA, (continued)
i
2017-H16, IG, IO, FRN, 1.793%, 7/20/67 ................ United States 812,926 $ 20,487
i
2017-H16, JI, IO, FRN, 2.276%, 8/20/67 ................. United States 1,034,053 42,509
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 648,061 125,928
f
2018-139, SA, IO, FRN, 2.36%, (-1 x 1-month SOFR +
6.036%), 10/20/48 ................................. United States 838,910 104,068
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 851,673 174,896
i
2018-H05, BI, IO, FRN, 1.736%, 2/20/68 ................ United States 1,028,850 42,873
f
2019-152, ES, IO, FRN, 2.26%, (-1 x 1-month SOFR +
5.936%), 12/20/49 ................................. United States 738,846 83,621
f
2019-83, SY, IO, FRN, 2.31%, (-1 x 1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,240,617 145,503
f
2019-89, PS, IO, FRN, 2.31%, (-1 x 1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,724,854 201,787
f
2019-96, SY, IO, FRN, 2.31%, (-1 x 1-month SOFR + 5.986%),
8/20/49 ......................................... United States 2,909,421 348,800
2020-167, PI, IO, 3.5%, 11/20/50 ...................... United States 2,163,616 495,489
f
2020-63, AS, IO, FRN, 2.21%, (-1 x 1-month SOFR + 5.886%),
8/20/43 ......................................... United States 1,428,958 160,625
f
2020-63, PS, IO, FRN, 2.31%, (-1 x 1-month SOFR + 5.986%),
4/20/50 ......................................... United States 1,783,596 222,891
f
2020-97, QS, IO, FRN, 2.36%, (-1 x 1-month SOFR + 6.036%),
7/20/50 ......................................... United States 1,802,523 241,541
f
2021-116, ES, IO, FRN, 2.413%, (-1 x 1-month SOFR +
6.086%), 11/20/47 ................................. United States 2,161,549 237,982
2021-156, IO, 3.5%, 7/20/51 ......................... United States 2,606,050 492,624
2021-59, IP, IO, 3%, 4/20/51 ......................... United States 2,309,740 388,427
f
2021-59, SQ, IO, FRN, 2.51%, (-1 x 1-month SOFR + 6.186%),
4/20/51 ......................................... United States 1,501,171 192,211
f
2021-77, SM, IO, FRN, 2.51%, (-1 x 1-month SOFR + 6.186%),
5/20/51 ......................................... United States 1,972,159 262,998
f
2021-98, SK, IO, FRN, 2.51%, (-1 x 1-month SOFR + 6.186%),
6/20/51 ......................................... United States 1,364,726 182,585
i
2024-32, IO, FRN, 0.7%, 6/16/63 ...................... United States 3,092,335 158,420
10,284,162
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $10,349,067) .......
10,284,162
Total Long Term Investments (Cost $131,254,356) .............................
131,811,901
a
Short Term Investments 20.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
a,l
U.S. Treasury Bills ,
3.47%, 4/23/26 ................................... United States 100,000 99,778
3.58%, 7/16/26 ................................... United States 200,000 197,893
297,671
Total U.S. Government and Agency Securities (Cost $297,704) ..................
297,671

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 20.3%
m,n
Putnam Short Term Investment Fund, Class P, 3.821% ....... United States 19,484,020 $ 19,484,020
Total Management Investment Companies (Cost $19,484,020) ..................
19,484,020
Total Short Term Investments (Cost $19,781,724 ) ..............................
19,781,691
a
Total Investments (Cost $151,036,080) 157.8% ................................
$151,593,592
TBA Sale Commitments (42.0)% .............................................
(40,392,589)
Other Assets, less Liabilities (15.8)% ........................................
(15,120,502)
Net Assets 100.0% .........................................................
$96,080,501
a a a
Principal
Amount
*
o
TBA Sale Commitments (42.0)%
Mortgage-Backed Securities (42.0)%
Federal National Mortgage Association (FNMA) Fixed Rate (42.0)%
Uniform Mortgage-Backed Securities ,
4.5%, TBA, 4/25/56 ................................ United States (13,500,000) (12,948,184)
5%, TBA, 4/25/56 .................................. United States (10,500,000) (10,335,499)
5.5%, TBA, 4/25/56 ................................ United States (17,000,000) (17,108,906)
(40,392,589)
Total TBA Sale Commitments (Proceeds $(40,564,395)) ........................
$(40,392,589)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
The rate shown represents the yield at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $35,386,559, representing 36.8% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Income may be received in additional securities and/or cash.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Perpetual security with no stated maturity date.
h
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Security purchased on a to-be-announced (TBA) basis.
l
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At March 31, 2026, the aggregate value of these securi-
ties pledged amounted to $253,145, representing 0.3% of net assets.
m
See Note 4 regarding investments in affiliated management investment companies.
n
The rate shown is the annualized seven-day effective yield at period end.
o
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026, the Fund had the following futures contracts outstanding.
At March 31, 2026, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro- Bobl .................................. Short 12 $ 1,601,037 6/08/26 $ 23,282
U.S. Treasury 10 Year Ultra Notes ................ Short 11 1,248,672 6/18/26 28,170
U.S. Treasury 2 Year Notes ..................... Short 41 8,505,258 6/30/26 62,082
Total Futures Contracts ...................................................................... $113,534
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Sell 61,500 41,101 4/15/26 $ — $ (1,324)
Australian Dollar .... HSBK Sell 147,700 98,683 4/15/26 — (3,206)
Australian Dollar .... JPHQ Sell 482,800 322,588 4/15/26 — (10,464)
Australian Dollar .... MSCO Buy 23,400 16,433 4/15/26 — (291)
Australian Dollar .... MSCO Sell 775,200 517,947 4/15/26 — (16,813)
Australian Dollar .... UBSW Sell 17,200 11,491 4/15/26 — (374)
Australian Dollar .... WPAC Sell 8,000 5,345 4/15/26 — (174)
Canadian Dollar .... BZWS Sell 67,700 48,867 4/15/26 172 —
Canadian Dollar .... GSCO Sell 5,900 4,259 4/15/26 15 —
Canadian Dollar .... HSBK Sell 166,200 121,766 4/15/26 2,223 —
Canadian Dollar .... JPHQ Sell 157,000 113,305 4/15/26 379 —
Canadian Dollar .... TDOM Buy 200 146 4/15/26 — (2)
Canadian Dollar .... TDOM Sell 708,000 510,859 4/15/26 1,616 —
Canadian Dollar .... UBSW Sell 13,900 10,032 4/15/26 35 —
New Zealand Dollar . BOFA Sell 14,000 8,048 4/15/26 — (1)
New Zealand Dollar . MSCO Sell 745,600 428,594 4/15/26 — (55)
New Zealand Dollar . UBSW Sell 53,000 30,464 4/15/26 — (6)
Japanese Yen ...... BOFA Buy 44,868,200 291,549 5/20/26 — (7,626)
Japanese Yen ...... GSCO Buy 66,603,400 432,785 5/20/26 — (11,323)
Japanese Yen ...... HSBK Buy 24,283,700 158,081 5/20/26 — (4,415)
Japanese Yen ...... JPHQ Buy 38,176,700 248,059 5/20/26 — (6,480)
Japanese Yen ...... SSBT Buy 51,952,400 337,574 5/20/26 — (8,823)
Japanese Yen ...... TDOM Buy 415,300 2,699 5/20/26 — (71)
British Pound ...... HSBK Sell 299,200 397,051 6/17/26 1,122 —
Euro ............. BOFA Sell 52,000 59,961 6/17/26 — (355)
Euro ............. CITI Sell 171,000 197,174 6/17/26 — (1,172)
Euro ............. HSBK Sell 2,428,800 2,800,370 6/17/26 — (16,835)
Euro ............. MSCO Buy 2,100 2,421 6/17/26 15 —
Euro ............. UBSW Buy 114,200 132,092 6/17/26 370 —
Norwegian Krone ... MSCO Sell 3,272,000 336,231 6/17/26 — (1,466)
Swedish Krona ..... MSCO Sell 3,895,300 417,761 6/17/26 4,687 —
Swiss Franc ....... TDOM Buy 204,000 261,841 6/17/26 — (4,558)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following forward premium swap options contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... UBSW Buy 508,100 652,222 6/17/26 $ — $ (11,411)
Total Forward Exchange Contracts ................................................... $10,634 $(107,245)
Net unrealized appreciation (depreciation) ............................................ $(96,611)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.625%/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 3.625% 288,900 $ 13,376 $ (6,698)
(4.125%)/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 4.125% 288,900 13,376 (4,146)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 1,218,400 59,580 (39,304)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 1,218,400 62,382 (45,319)
(2.765%)/3-month EURIBOR/Mar-28/
(Purchased) BOFA 3/19/27 / 2.765% EUR 18,232,000 76,253 2,577
(3.565%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.565% EUR 18,232,000 (31,262) (2,865)
(3.165%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.165% EUR 18,232,000 (47,104) (3,837)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 137,100 17,096 (1,981)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 137,100 17,096 (1,579)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 608,700 22,096 (20,483)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 56,400 7,064 (1,309)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 56,400 7,064 (809)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 1,735,300 101,168 (76,425)
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,121,400 131,589 (128,029)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,121,400 131,589 354,771
(4.13%)/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 600,000 47,010 (3,463)
4.13%/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 600,000 47,010 (6,627)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 3,171,600 62,952 (45,052)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 3,171,600 79,286 (3,554)
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,311,400 50,150 (40,406)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,311,400 50,150 187,105
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 971,300 44,728 (18,359)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 971,300 42,932 (11,187)
(4.2%)/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 1,160,000 51,620 102
4.2%/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 1,160,000 51,620 4,351
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 81,200 9,736 480
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 81,200 9,736 (2,969)
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 867,000 69,115 29,965
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 303,600 31,695 9,474
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 714,100 25,850 (11,656)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 1,703,900 90,377 130,417
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 1,703,900 90,377 (51,884)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026, the Fund had the following credit default swap contracts outstanding.
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 800,600 $ 48,572 $ 38,908
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 800,600 48,572 (25,802)
Unrealized appreciation 758,150
Unrealized (depreciation) (553,743)
Total $204,407
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Europe
Main 45 .... (1.00)% Quarterly 6/20/31 3,780,000 EUR $ (61,403) $ (55,760) $ (5,643)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 4,519,000 243,055 360,830 (117,775)
Non-
Investment
Grade
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 2,880,000 132,096 132,096 —
Non-
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 4,350,000 76,535 69,030 7,505
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $390,283 $506,196 $(115,913)
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 556,000 306,362 225,598 80,764
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 202,000 111,304 11,494 99,810
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 81,000 31,846 30,476 1,370
CMBX.NA.BB.6 . (5.00)% Monthly CITI 5/11/63 544,000 66,055 71,848 (5,793)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 296,000 35,942 34,290 1,652
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 91,000 36,285 39,403 (3,118)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 182,000 49,778 54,702 (4,924)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 329,000 89,985 106,386 (16,401)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 372,000 45,384 46,459 (1,075)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 124,000 24,170 22,506 1,664
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 248,000 51,594 51,997 (403)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Buy Protection
c
(continued)
Traded Index (continued)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 321,000 $ 66,781 $ 62,180 $ 4,601
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 95,000 5,985 17,795 (11,810)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 124,000 29,319 22,273 7,046
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 264,000 (17,026) (34,776) 17,750
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 111,000 (61,162) (8,906) (52,256)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 81,000 (31,846) (34,632) 2,786
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 719,000 (87,304) (125,015) 37,711
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly JPHQ 5/11/63 430,000 (52,213) (221,364) 169,151
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 51,000 (6,193) (5,703) (490)
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 283,000 (34,363) (50,378) 16,015
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 27,000 (4,948) (6,138) 1,190
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 3,000 (550) (616) 66
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 16,000 (2,932) (3,637) 705
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 95,000 (5,985) (6,372) 387
Investment
Grade
Total OTC Swap Contracts .............................................. $646,268 $299,870 $346,398
Total Credit Default Swap Contracts .................................... $1,036,551 $ 806,066 $230,485
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026, the Fund had the following interest rate swap contracts outstanding.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 55,216,000 $ 364,992 $ (44,342) $ 409,334
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.1% ..... Quarterly 3/18/28 1,080,000 AUD 7,641 4,101 3,540
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.36% .... Annual 3/18/28 2,745,000 EUR 26,889 (739) 27,628
Receive Fixed 3.5% ... Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/28 9,383,000 (20,787) (33,692) 12,905
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SONIA ........... Annual 6/17/28 948,000 GBP (5,806) (7,513) 1,707
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 60,670,000 (490,233) (38,642) (451,591)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.5% ..... Semi-Annual 3/18/31 292,000 AUD 3,393 307 3,086
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.66% .... Annual 3/18/31 261,000 EUR 2,858 (1,414) 4,272
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 6/17/31 3,148,000 11,902 17,330 (5,428)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 3/18/36 15,131,000 147,897 100,952 46,945
Receive Fixed 3.01% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/18/36 698,000 EUR (3,063) 21,164 (24,227)
Receive Fixed 4.8% ... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 3/18/36 4,357,000 AUD (59,446) 818 (60,264)
Receive Fixed 0.65% .. Annual
Pay Floating 1-day
SARON .......... Annual 6/17/36 537,000 CHF 5,487 1,269 4,218
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.3% ..... Semi-Annual 6/17/36 1,064,000 CAD (3,094) 4,872 (7,966)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.8% ..... Annual 6/17/36 8,638,000 59,519 85,833 (26,314)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 255 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.4% ..... Semi-Annual 6/17/36 1,623,000 NZD $ (1,824) $ 1,470 $ (3,294)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 3% ...... Annual 6/17/36 715,000 SEK 718 603 115
Receive Fixed 4.4% ... Annual
Pay Floating 1-day
SONIA ........... Annual 6/17/36 84,000 GBP (558) (641) 83
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.4% ..... Annual 6/17/36 19,389,000 NOK 4,420 1,714 2,706
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.1% ..... Annual 3/18/56 830,000 4,849 (2,633) 7,482
Receive Fixed 3.31% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/18/56 460,000 EUR 22,180 11,801 10,379
Receive Fixed 5% ..... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 3/18/56 442,000 AUD (542) 828 (1,370)
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/56 2,115,000 (31,608) (10,976) (20,632)
Total Interest Rate Swap Contracts ................................. $45,784 $ 112,470 $(66,686)
*
In U.S. dollars unless otherwise indicated.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT Emerging Markets Equity Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.4%
Aerospace & Defense 1.1%
Embraer SA ....................................... Brazil 7,400 $ 109,932
Hanwha Aerospace Co. Ltd. ........................... South Korea 224 191,006
300,938
Automobiles 2.2%
Kia Corp. ......................................... South Korea 2,222 219,380
Mahindra & Mahindra Ltd. ............................. India 13,982 438,567
657,947
Banks 13.3%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 41,891 241,012
Al Rajhi Bank ...................................... Saudi Arabia 12,566 358,215
Bank Central Asia Tbk. PT ............................ Indonesia 450,300 173,942
Bank of China Ltd. , H ................................ China 1,070,000 683,233
CTBC Financial Holding Co. Ltd. ........................ Taiwan 236,000 383,528
Grupo Financiero Banorte SAB de CV , O .................. Mexico 26,487 293,761
HSBC Holdings plc .................................. United Kingdom 9,200 150,414
ICICI Bank Ltd. ..................................... India 39,677 509,344
KB Financial Group, Inc. .............................. South Korea 5,395 529,630
National Bank of Greece SA ........................... Greece 14,568 225,045
a
NU Holdings Ltd. , A .................................. Brazil 3,236 46,501
OTP Bank Nyrt. ..................................... Hungary 3,232 346,561
3,941,186
Broadline Retail 3.3%
Alibaba Group Holding Ltd. ............................ China 61,700 967,116
Capital Markets 2.3%
b
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 9,661 225,756
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 6,300 317,822
Korea Investment Holdings Co. Ltd. ..................... South Korea 904 126,119
669,697
Chemicals 0.2%
a
Sasol Ltd. ......................................... South Africa 5,043 66,518
Construction & Engineering 1.1%
Larsen & Toubro Ltd. ................................. India 8,733 324,673
Construction Materials 0.8%
UltraTech Cement Ltd. ............................... India 2,027 231,522
Consumer Staples Distribution & Retail 0.6%
Raia Drogasil SA .................................... Brazil 39,700 180,342
Diversified Consumer Services 0.5%
a
TAL Education Group , ADR ............................ China 13,572 154,314
Electric Utilities 0.7%
Korea Electric Power Corp. ............................ South Korea 6,732 191,393
Electrical Equipment 4.2%
Bizlink Holding, Inc. .................................. Taiwan 5,000 287,108
Contemporary Amperex Technology Co. Ltd. , A ............. China 3,300 195,248
GE Vernova T&D India Ltd. ............................ India 8,974 347,227
Harbin Electric Co. Ltd. , H ............................. China 70,000 189,056
Sieyuan Electric Co. Ltd. , A ............................ China 6,900 204,075
1,222,714

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Emerging Markets Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 1.2%
Elite Material Co. Ltd. ................................ Taiwan 4,000 $ 341,386
Financial Services 2.1%
a
Aditya Birla Capital Ltd. ............................... India 92,828 289,028
FirstRand Ltd. ...................................... South Africa 64,579 330,600
619,628
Health Care Providers & Services 1.1%
Apollo Hospitals Enterprise Ltd. ......................... India 4,223 333,625
Hotels, Restaurants & Leisure 0.5%
Indian Hotels Co. Ltd. (The) , A .......................... India 27,007 164,531
Household Products 0.2%
Unilever Indonesia Tbk. PT ............................ Indonesia 501,400 54,301
Independent Power and Renewable Electricity Producers 1.6%
NTPC Ltd. ......................................... India 118,282 465,864
Insurance 3.0%
China Pacific Insurance Group Co. Ltd. , H ................. China 88,600 362,870
Powszechny Zaklad Ubezpieczen SA .................... Poland 15,574 271,096
a
Rasan Information Technology Co. ...................... Saudi Arabia 7,607 276,040
910,006
Interactive Media & Services 5.2%
Tencent Holdings Ltd. ................................ China 24,500 1,545,273
Life Sciences Tools & Services 1.1%
b
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 21,180 324,381
Machinery 1.1%
Jiangsu Hengli Hydraulic Co. Ltd. , A ..................... China 8,400 118,396
a
Samsung Heavy Industries Co. Ltd. ...................... South Korea 12,623 211,525
329,921
Metals & Mining 3.3%
Anglogold Ashanti plc ................................ Australia 4,054 404,638
China Hongqiao Group Ltd. ............................ China 63,000 284,584
Zijin Mining Group Co. Ltd. , H .......................... China 58,000 260,913
950,135
Oil, Gas & Consumable Fuels 2.1%
PetroChina Co. Ltd. , H ............................... China 440,000 603,619
Personal Care Products 0.7%
APR Corp. ........................................ South Korea 956 218,130
Real Estate Management & Development 0.7%
Emaar Properties PJSC .............................. United Arab
Emirates 66,145 216,455
Semiconductors & Semiconductor Equipment 19.5%
King Yuan Electronics Co. Ltd. ......................... Taiwan 43,000 367,830
NAURA Technology Group Co. Ltd. , A .................... China 4,575 300,867
SK Hynix, Inc. ...................................... South Korea 827 469,211
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 80,000 4,626,762
5,764,670
Technology Hardware, Storage & Peripherals 9.2%
Asia Vital Components Co. Ltd. ......................... Taiwan 4,000 264,198

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Emerging Markets Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd. .......................... South Korea 19,793 $ 2,315,017
Wistron Corp. ...................................... Taiwan 37,000 147,135
2,726,350
Transportation Infrastructure 1.5%
International Container Terminal Services, Inc. .............. Philippines 39,010 442,270
Water Utilities 1.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 16,515 504,519
Wireless Telecommunication Services 5.3%
Bharti Airtel Ltd. .................................... India 24,787 471,037
Etihad Etisalat Co. .................................. Saudi Arabia 17,722 308,624
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 77,000 222,405
MTN Group Ltd. .................................... South Africa 14,584 170,293
TIM SA ........................................... Brazil 72,500 384,345
1,556,704
Total Common Stocks (Cost $ 17,676,057 ) ....................................
26,980,128
Management Investment Companies 4.2%
Capital Markets 4.2%
iShares Core MSCI Emerging Markets ETF ................ United States 17,585 1,226,554
Total Management Investment Companies (Cost $ 1,224,768 ) ...................
1,226,554
Preferred Stocks 2.1%
Banks 2.1%
c
Itau Unibanco Holding SA , 7 .84% ....................... Brazil 72,974 612,548
Total Preferred Stocks (Cost $ 487,324 ) .......................................
612,548
Total Long Term Investments (Cost $ 19,388,149 ) ..............................
28,819,230
a
Short Term Investments 1.7%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.7%
d,e
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 496,193 496,193
Total Management Investment Companies (Cost $ 496,193 ) .....................
496,193
Total Short Term Investments (Cost $ 496,193 ) ................................
496,193
a
Total Investments (Cost $ 19,884,342 ) 99.4% ..................................
$29,315,423
Other Assets, less Liabilities 0.6% ...........................................
190,347
Net Assets 100.0% .........................................................
$29,505,770
a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Emerging Markets Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 255 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $550,137, representing 1.9% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 4 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT Focused International Equity Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.8%
Banks 6.3%
AIB Group plc ...................................... Ireland 616,880 $ 6,585,264
National Bank of Greece SA ........................... Greece 285,701 4,413,476
10,998,740
Broadline Retail 3.8%
Alibaba Group Holding Ltd. ............................ China 292,600 4,586,356
Prosus NV ........................................ China 44,387 2,054,921
6,641,277
Capital Markets 6.1%
Bolsa Mexicana de Valores SAB de CV ................... Mexico 2,238,835 4,736,742
London Stock Exchange Group plc ...................... United Kingdom 50,605 5,975,831
10,712,573
Diversified Telecommunication Services 4.7%
Cogeco Communications, Inc. .......................... Canada 88,572 4,495,136
a
Liberty Global Ltd. , A ................................. Belgium 305,167 3,689,469
8,184,605
Entertainment 4.9%
CTS Eventim AG & Co. KGaA .......................... Germany 78,778 4,614,084
Universal Music Group NV ............................ Netherlands 209,155 4,059,870
8,673,954
Financial Services 2.5%
Edenred SE ....................................... France 213,769 4,258,047
Food Products 1.4%
Otoki Corp. ........................................ South Korea 9,859 2,362,773
Health Care Equipment & Supplies 2.4%
Sonova Holding AG .................................. Switzerland 18,809 4,288,705
Health Care Technology 2.1%
a,b
M3, Inc. .......................................... Japan 365,200 3,748,547
Hotels, Restaurants & Leisure 2.3%
b
FDJ United ........................................ France 137,957 4,059,926
Household Durables 2.5%
a
Berkeley Group Holdings plc ........................... United Kingdom 47,596 2,180,323
Persimmon plc ..................................... United Kingdom 155,227 2,215,928
4,396,251
Industrial Conglomerates 2.4%
a
SK Square Co. Ltd. .................................. South Korea 12,944 4,261,845
Insurance 2.0%
Admiral Group plc ................................... United Kingdom 81,491 3,408,424
Interactive Media & Services 5.1%
Alphabet, Inc. , C .................................... United States 13,818 3,963,831
Rightmove plc ...................................... United Kingdom 844,968 4,834,328
8,798,159
Oil, Gas & Consumable Fuels 7.9%
Canadian Natural Resources Ltd. ....................... Canada 201,647 9,836,651
a
International Petroleum Corp. .......................... Canada 146,462 3,996,801
13,833,452

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Focused International Equity Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Passenger Airlines 4.4%
Ryanair Holdings plc ................................. Italy 275,858 $ 7,765,913
Personal Care Products 1.2%
Unilever plc ........................................ United Kingdom 39,269 2,155,844
Pharmaceuticals 5.1%
AstraZeneca plc .................................... United Kingdom 19,707 3,853,507
Bayer AG ......................................... Germany 108,631 5,027,250
8,880,757
Semiconductors & Semiconductor Equipment 17.1%
ASML Holding NV ................................... Netherlands 5,601 7,447,967
Japan Material Co. Ltd. ............................... Japan 398,700 4,149,193
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 213,000 12,318,754
Tokyo Electron Ltd. .................................. Japan 23,800 5,913,133
29,829,047
Software 3.8%
Constellation Software, Inc. ............................ Canada 3,780 6,635,556
Trading Companies & Distributors 6.8%
ITOCHU Corp. ..................................... Japan 600,300 7,636,111
MonotaRO Co. Ltd. .................................. Japan 401,000 4,346,647
11,982,758
Total Common Stocks (Cost $ 124,060,886 ) ...................................
165,877,153
Preferred Stocks 1.5%
Technology Hardware, Storage & Peripherals 1.5%
c
Samsung Electronics Co. Ltd. , 1 .05% .................... South Korea 32,557 2,628,118
Total Preferred Stocks (Cost $ 1,318,095 ) .....................................
2,628,118
Total Long Term Investments (Cost $ 125,378,981 ) .............................
168,505,271
a
Short Term Investments 3.7%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.9%
d,e
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 5,132,410 5,132,410
Total Management Investment Companies (Cost $ 5,132,410 ) ...................
5,132,410

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Focused International Equity Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026 , the Fund had the following credit default swap contracts outstanding.
See Abbreviations on page 255 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.8%
Money Market Funds 0.8%
d,e
Putnam Cash Collateral Pool, LLC , 3.882% ................ United States 1,391,526 $ 1,391,526
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 1,391,526 ) ..........................................................
1,391,526
Total Short Term Investments (Cost $ 6,523,936 ) ...............................
6,523,936
a
Total Investments (Cost $ 131,902,917 ) 100.0% ................................
$175,029,207
Other Assets, less Liabilities (0.0) %
†
.........................................
(39,287)
Net Assets 100.0% .........................................................
$174,989,920
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2026.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 4 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
†
Rounds to less than 0.1% of net assets.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Asia ex-
Japan IG 45 . (1.00)% Quarterly 6/20/31 33,000,000 $ (131,391) $ (142,283) $ 10,892
Total Centrally Cleared Swap Contracts ..................................... $(131,391) $(142,283) $10,892
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT George Putnam Balanced Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 62.0%
Aerospace & Defense 1.2%
Airbus SE ......................................... France 4,600 $ 869,736
a
Boeing Co. (The) ................................... United States 3,699 736,212
Northrop Grumman Corp. ............................. United States 1,360 927,846
RTX Corp. ........................................ United States 6,346 1,224,143
3,757,937
Air Freight & Logistics 0.4%
FedEx Corp. ....................................... United States 3,706 1,320,003
Automobiles 0.6%
General Motors Co. .................................. United States 7,167 533,942
a
Tesla, Inc. ......................................... United States 3,153 1,172,128
1,706,070
Banks 1.5%
Bank of America Corp. ............................... United States 20,024 976,170
Citigroup, Inc. ...................................... United States 18,378 2,084,249
JPMorgan Chase & Co. ............................... United States 4,023 1,183,406
PNC Financial Services Group, Inc. (The) ................. United States 1,353 281,546
4,525,371
Beverages 1.1%
Coca-Cola Co. (The) ................................. United States 26,162 1,989,620
Keurig Dr. Pepper, Inc. ............................... United States 17,809 468,911
PepsiCo, Inc. ...................................... United States 4,136 642,279
3,100,810
Biotechnology 1.2%
AbbVie, Inc. ....................................... United States 6,670 1,450,658
Amgen, Inc. ....................................... United States 982 345,517
Gilead Sciences, Inc. ................................ United States 4,292 598,176
Regeneron Pharmaceuticals, Inc. ....................... United States 1,322 1,021,430
a
Vertex Pharmaceuticals, Inc. ........................... United States 953 425,553
3,841,334
Broadline Retail 2.6%
a
Amazon.com, Inc. ................................... United States 37,091 7,724,943
Building Products 0.3%
Trane Technologies plc ............................... United States 2,374 989,341
Capital Markets 1.4%
BlackRock, Inc. ..................................... United States 836 803,990
Charles Schwab Corp. (The) ........................... United States 12,770 1,200,125
CME Group, Inc. .................................... United States 1,961 579,181
KKR & Co., Inc. ..................................... United States 3,922 362,785
Nasdaq, Inc. ....................................... United States 7,335 622,668
TPG, Inc. , A ....................................... United States 13,555 549,113
4,117,862
Chemicals 0.6%
Corteva, Inc. ....................................... United States 10,556 883,643
Linde plc .......................................... United States 567 281,096
PPG Industries, Inc. ................................. United States 5,638 602,589
1,767,328
Commercial Services & Supplies 0.1%
Cintas Corp. ....................................... United States 2,157 364,835

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment 1.3%
Cisco Systems, Inc. ................................. United States 49,399 $ 3,832,868
Construction Materials 0.4%
CRH plc .......................................... United States 12,010 1,262,491
Consumer Finance 0.6%
Capital One Financial Corp. ........................... United States 9,883 1,802,956
Consumer Staples Distribution & Retail 1.5%
Costco Wholesale Corp. .............................. United States 1,872 1,865,317
a
US Foods Holding Corp. .............................. United States 3,729 343,851
Walmart, Inc. ...................................... United States 19,898 2,472,923
4,682,091
Electric Utilities 1.2%
Constellation Energy Corp. ............................ United States 1,069 298,518
NextEra Energy, Inc. ................................. United States 11,022 1,023,723
NRG Energy, Inc. ................................... United States 7,850 1,147,199
PPL Corp. ......................................... United States 14,055 536,901
Xcel Energy, Inc. .................................... United States 6,916 549,407
3,555,748
Electrical Equipment 0.5%
GE Vernova, Inc. .................................... United States 1,657 1,446,395
Energy Equipment & Services 0.1%
SLB Ltd. .......................................... United States 3,176 163,215
Entertainment 1.6%
a
Liberty Media Corp.-Liberty Formula One Corp. , C ........... United States 6,294 535,116
a
Live Nation Entertainment, Inc. ......................... United States 5,987 913,077
a
Netflix, Inc. ........................................ United States 13,439 1,292,160
a
Spotify Technology SA ................................ United States 1,442 699,240
Walt Disney Co. (The) ................................ United States 15,538 1,497,552
4,937,145
Financial Services 2.6%
Apollo Global Management, Inc. ........................ United States 7,542 840,330
a
Berkshire Hathaway, Inc. , B ............................ United States 4,589 2,199,049
Corebridge Financial, Inc. ............................. United States 6,315 150,676
Mastercard, Inc. , A .................................. United States 5,277 2,636,706
Visa, Inc. , A ........................................ United States 5,418 1,637,536
7,464,297
Ground Transportation 0.2%
Union Pacific Corp. .................................. United States 2,888 700,687
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................. United States 2,525 259,242
Becton Dickinson & Co. ............................... United States 2,929 460,527
a
Boston Scientific Corp. ............................... United States 11,898 746,599
a
Dexcom, Inc. ....................................... United States 5,471 343,579
a
Edwards Lifesciences Corp. ........................... United States 3,882 310,871
a
Intuitive Surgical, Inc. ................................ United States 1,523 702,088
Medtronic plc ...................................... United States 1,594 138,120
Stryker Corp. ...................................... United States 571 187,625
3,148,651

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 1.1%
Cardinal Health, Inc. ................................. United States 1,410 $ 297,947
CVS Health Corp. ................................... United States 4,765 342,222
HCA Healthcare, Inc. ................................. United States 670 317,071
McKesson Corp. .................................... United States 1,442 1,247,849
UnitedHealth Group, Inc. .............................. United States 3,935 1,064,772
3,269,861
Health Care REITs 0.3%
Welltower, Inc. ..................................... United States 5,115 1,011,287
Hotels, Restaurants & Leisure 1.3%
a
Airbnb, Inc. , A ...................................... United States 3,560 449,557
Booking Holdings, Inc. ............................... United States 94 395,770
Hilton Worldwide Holdings, Inc. ......................... United States 1,477 449,126
McDonald's Corp. ................................... United States 2,597 807,122
Royal Caribbean Cruises Ltd. .......................... United States 1,625 447,167
Starbucks Corp. .................................... United States 3,461 310,071
a
Viking Holdings Ltd. ................................. United States 4,538 333,452
Yum! Brands, Inc. ................................... United States 2,426 377,194
3,569,459
Household Durables 0.1%
PulteGroup, Inc. .................................... United States 2,217 260,741
Household Products 0.3%
Procter & Gamble Co. (The) ........................... United States 7,013 1,012,958
Industrial Conglomerates 0.6%
Honeywell International, Inc. ........................... United States 7,650 1,729,129
Industrial REITs 0.4%
Prologis, Inc. ....................................... United States 7,877 1,041,182
Insurance 1.7%
Allstate Corp. (The) .................................. United States 7,256 1,504,459
American International Group, Inc. ...................... United States 11,140 838,285
Aon plc , A ......................................... United States 2,344 756,596
a
Arch Capital Group Ltd. ............................... United States 6,051 580,835
Assured Guaranty Ltd. ............................... United States 2,046 166,708
AXA SA ........................................... France 3,882 178,384
Prudential plc ...................................... Hong Kong 42,504 590,938
Unum Group ....................................... United States 5,558 405,901
5,022,106
Interactive Media & Services 4.5%
Alphabet, Inc. , A .................................... United States 32,440 9,328,446
Meta Platforms, Inc. , A ............................... United States 7,290 4,170,828
13,499,274
IT Services 0.2%
a
Snowflake, Inc. , A ................................... United States 3,990 601,772
Life Sciences Tools & Services 1.0%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 2,806 782,173
Danaher Corp. ..................................... United States 1,049 198,890
Thermo Fisher Scientific, Inc. .......................... United States 3,446 1,693,812
2,674,875

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 0.9%
Fortive Corp. ....................................... United States 15,869 $ 877,238
Ingersoll Rand, Inc. .................................. United States 8,254 661,310
Otis Worldwide Corp. ................................ United States 14,224 1,096,386
2,634,934
Metals & Mining 0.3%
Barrick Mining Corp. ................................. Canada 10,984 448,038
Glencore plc ....................................... Australia 85,387 646,710
1,094,748
Multi-Utilities 0.5%
Ameren Corp. ...................................... United States 7,430 816,706
CenterPoint Energy, Inc. .............................. United States 11,170 482,097
1,298,803
Oil, Gas & Consumable Fuels 2.9%
a
Antero Resources Corp. .............................. United States 8,654 367,276
BP plc ............................................ United States 59,080 462,408
Cenovus Energy, Inc. ................................ Canada 41,454 1,100,195
ConocoPhillips ..................................... United States 13,953 1,841,796
Exxon Mobil Corp. ................................... United States 24,109 4,090,333
Shell plc .......................................... United States 13,545 627,337
8,489,345
Passenger Airlines 0.2%
Southwest Airlines Co. ............................... United States 12,951 486,569
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co. .............................. United States 7,757 470,462
Eli Lilly & Co. ...................................... United States 3,045 2,800,700
Johnson & Johnson ................................. United States 7,331 1,791,990
Merck & Co., Inc. ................................... United States 8,482 1,020,300
Pfizer, Inc. ......................................... United States 8,888 249,575
6,333,027
Real Estate Management & Development 0.1%
a
CBRE Group, Inc. , A ................................. United States 2,086 282,570
Semiconductors & Semiconductor Equipment 11.0%
a
Advanced Micro Devices, Inc. .......................... United States 11,781 2,396,609
Analog Devices, Inc. ................................. United States 12,549 3,992,339
Broadcom, Inc. ..................................... United States 18,556 5,743,268
Lam Research Corp. ................................. United States 23,815 5,088,313
Marvell Technology, Inc. .............................. United States 35,822 3,548,169
NVIDIA Corp. ...................................... United States 70,679 12,326,418
33,095,116
Software 4.7%
Microsoft Corp. ..................................... United States 27,408 10,145,619
Oracle Corp. ....................................... United States 16,824 2,474,979
a
Palantir Technologies, Inc. , A ........................... United States 11,174 1,634,533
14,255,131
Specialized REITs 0.6%
American Tower Corp. ................................ United States 9,770 1,686,107
Specialty Retail 1.1%
Home Depot, Inc. (The) ............................... United States 2,506 824,198

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Lowe's Cos., Inc. .................................... United States 2,382 $ 562,819
a
O'Reilly Automotive, Inc. .............................. United States 4,784 441,611
TJX Cos., Inc. (The) ................................. United States 6,674 1,065,838
a
Ulta Beauty, Inc. .................................... United States 589 307,876
3,202,342
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc. ........................................ United States 34,374 8,723,777
a
Everpure, Inc. , A .................................... United States 9,407 555,389
9,279,166
Textiles, Apparel & Luxury Goods 0.3%
a
Amer Sports, Inc. ................................... Finland 6,260 206,079
a
On Holding AG , A ................................... Switzerland 5,518 187,722
Ralph Lauren Corp. , A ................................ United States 781 268,656
662,457
Tobacco 0.4%
Philip Morris International, Inc. ......................... United States 6,659 1,100,999
Trading Companies & Distributors 0.2%
United Rentals, Inc. .................................. United States 1,004 731,474
Total Common Stocks (Cost $ 109,335,627 ) ...................................
184,537,810
Principal
Amount
*
Corporate Bonds 13.1%
Aerospace & Defense 0.5%
b
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 200,000 204,916
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 18,000 16,945
Senior Bond , 6.125% , 2/15/33 ........................ United States 132,000 140,410
Senior Bond , 3.6% , 5/01/34 .......................... United States 47,000 42,092
Senior Bond , 3.25% , 2/01/35 ......................... United States 26,000 22,299
Senior Bond , 3.5% , 3/01/39 .......................... United States 70,000 56,488
Senior Bond , 6.875% , 3/15/39 ........................ United States 80,000 87,949
Senior Bond , 3.375% , 6/15/46 ........................ United States 38,000 26,282
Senior Bond , 3.9% , 5/01/49 .......................... United States 80,000 58,514
Senior Bond , 6.858% , 5/01/54 ........................ United States 66,000 72,697
Senior Bond , 3.95% , 8/01/59 ......................... United States 55,000 37,987
Senior Note , 6.259% , 5/01/27 ........................ United States 12,000 12,210
Senior Note , 6.298% , 5/01/29 ........................ United States 17,000 17,852
b
Honeywell Aerospace, Inc. ,
Senior Bond , 144A, 4.95% , 3/16/36 .................... United States 85,000 84,370
Senior Bond , 144A, 5.732% , 3/16/56 ................... United States 45,000 44,512
Senior Bond , 144A, 5.852% , 3/16/66 ................... United States 35,000 34,744
Senior Note , 144A, 4.6% , 3/16/33 ..................... United States 40,000 39,553
Howmet Aerospace, Inc. ,
Senior Bond , 6.75% , 1/15/28 ......................... United States 87,000 90,700
Senior Bond , 4.75% , 4/15/36 ......................... United States 5,000 4,863
Senior Bond , 5.95% , 2/01/37 ......................... United States 68,000 72,546
Senior Note , 3% , 1/15/29 ........................... United States 117,000 112,899
1,280,828

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 14,000 $ 14,697
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 120,000 125,306
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 67,000 68,241
Senior Note , 144A, 4.55% , 9/26/29 .................... United States 35,000 34,862
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 32,000 32,668
Senior Note , 144A, 5.4% , 6/23/32 ..................... United States 75,000 76,369
352,143
Banks 1.8%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 200,000 178,981
Banco Santander SA , Senior Non-Preferred Note , 1.722% to
9/13/26, FRN thereafter , 9/14/27 ...................... Spain 600,000 592,408
Bank of America Corp. ,
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 38,000 38,803
Senior Bond , 5.511% to 1/23/35, FRN thereafter , 1/24/36 ... United States 5,000 5,101
Senior Note , 2.551% to 2/03/27, FRN thereafter , 2/04/28 .... United States 70,000 68,942
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 5,000 5,096
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 185,000 184,651
Sub. Bond , 6.11% , 1/29/37 .......................... United States 150,000 157,398
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 502,000 465,236
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 202,109
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 203,530
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 4.634% to
7/02/28, FRN thereafter , 7/03/29 ...................... Spain 205,000 205,379
Citigroup, Inc. ,
c
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 100,000 100,143
c
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 113,000 114,182
c
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 206,000 207,588
Senior Bond , 3.668% to 7/23/27, FRN thereafter , 7/24/28 ... United States 10,000 9,896
Sub. Bond , 4.45% , 9/29/27 .......................... United States 264,000 264,069
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 35,000 36,247
Sub. Bond , 4.75% , 5/18/46 .......................... United States 255,000 214,982
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 215,000 221,803
Fifth Third Bancorp , Senior Note , 4.895% to 9/05/29, FRN
thereafter , 9/06/30 ................................. United States 10,000 10,043
JPMorgan Chase & Co. ,
c
KK , Junior Sub. Bond , 3.65% to 5/31/26, FRN thereafter ,
Perpetual ....................................... United States 26,000 25,896
d
W , Junior Sub. Bond , FRN , 4.914% , ( 3-month SOFR +
1.262% ), 5/15/47 ................................. United States 82,000 72,243
Senior Bond , 3.782% to 1/31/27, FRN thereafter , 2/01/28 ... United States 324,000 322,434
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 63,000 64,505
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 162,000 165,001
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 175,000 181,270
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 45,000 45,588
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 30,000 30,144
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 345,000 335,833

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 122,000 $ 125,888
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 213,000 184,226
Westpac Banking Corp. ,
Sub. Bond , 4.421% , 7/24/39 ......................... Australia 81,000 72,698
Sub. Bond , 2.963% , 11/16/40 ........................ Australia 75,000 55,779
5,168,092
Beverages 0.0%
†
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 55,000 54,552
Biotechnology 0.1%
AbbVie, Inc. ,
Senior Bond , 5.05% , 3/15/34 ......................... United States 39,000 39,596
Senior Bond , 4.75% , 3/15/36 ......................... United States 20,000 19,630
Senior Note , 4.4% , 3/15/33 .......................... United States 65,000 63,828
Amgen, Inc. ,
Senior Bond , 4.663% , 6/15/51 ........................ United States 79,000 66,324
Senior Bond , 5.65% , 3/02/53 ......................... United States 46,000 44,583
Senior Bond , 5.75% , 3/02/63 ......................... United States 84,000 80,860
Senior Note , 5.25% , 3/02/30 ......................... United States 92,000 94,491
409,312
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Bond , 4.875% , 3/13/36 ........................ United States 77,000 76,328
Senior Bond , 5.8% , 3/13/56 .......................... United States 10,000 9,999
Senior Bond , 2.7% , 6/03/60 .......................... United States 164,000 89,673
Senior Bond , 6.05% , 3/13/76 ......................... United States 67,000 66,659
Senior Note , 4.55% , 3/13/33 ......................... United States 50,000 49,533
292,192
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 55,000 55,024
Capital Markets 1.0%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 40,000 40,550
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 73,000 71,196
Goldman Sachs Group, Inc. (The) ,
c
U , Junior Sub. Bond , 3.65% to 8/09/26, FRN thereafter ,
Perpetual ....................................... United States 25,000 24,795
Senior Bond , 4.223% to 4/30/28, FRN thereafter , 5/01/29 ... United States 97,000 96,466
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 45,000 44,012
Senior Note , 4.153% to 10/20/28, FRN thereafter , 10/21/29 .. United States 136,000 134,747
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 140,000 142,139
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 160,000 159,503
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 25,000 24,202
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 67,000 70,236
Senior Note , 5.2% , 3/15/30 .......................... United States 106,000 106,829
Morgan Stanley ,
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 ... United States 65,000 63,706

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Senior Bond , 5.9% to 3/12/46, FRN thereafter , 3/13/47 ..... United States 65,000 $ 64,736
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 105,000 106,185
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 142,000 143,320
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 65,000 66,014
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 65,000 63,926
Senior Note , 4.708% to 3/11/31, FRN thereafter , 3/12/32 .... United States 95,000 94,381
Sub. Bond , 4.35% , 9/08/26 .......................... United States 450,000 450,094
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 20,000 20,498
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..... United States 99,000 101,246
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 235,000 222,235
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 20,000 20,581
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 175,000 164,385
2,495,982
Chemicals 0.1%
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 95,000 93,699
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 80,000 51,581
Nutrien Ltd. , Senior Note , 4% , 12/15/26 ...................
Canada 152,000 151,679
296,959
Commercial Services & Supplies 0.2%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 210,000 214,606
Waste Connections, Inc. ,
Senior Bond , 4.25% , 12/01/28 ........................ United States 166,000 165,938
Senior Bond , 5% , 3/01/34 ........................... United States 66,000 66,461
Senior Bond , 4.8% , 7/15/36 .......................... United States 80,000 78,411
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 110,000 111,899
637,315
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 27,000 24,356
Senior Bond , 5.4% , 4/15/34 .......................... United States 110,000 111,412
Senior Note , 4.85% , 8/15/30 ......................... United States 31,000 31,231
166,999
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 270,000 245,313
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 84,000 93,290
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 130,000 133,243
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 135,000 134,128
Capital One Financial Corp. ,
Senior Bond , 3.75% , 3/09/27 ......................... United States 142,000 141,193
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 40,000 39,286
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 35,000 38,668
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 201,151
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 55,000 54,579
Senior Note , 4.2% , 10/27/28 ......................... United States 40,000 39,598
Senior Note , 5.8% , 1/07/29 .......................... United States 90,000 92,640

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc., (continued)
Senior Note , 4.9% , 10/06/29 ......................... United States 61,000 $ 61,319
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 68,000 67,685
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 90,000 94,298
1,436,391
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 28,000 24,248
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 232,000 218,934
b
Alimentation Couche-Tard, Inc. ,
Senior Bond , 144A, 3.55% , 7/26/27 .................... Canada 120,000 118,663
Senior Bond , 144A, 2.95% , 1/25/30 .................... Canada 131,000 123,730
485,575
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 70,000 69,411
b
Berry Global, Inc. , Senior Secured Note , 144A, 4.875% , 7/15/26 United States 4,000 4,000
WestRock MWV LLC ,
Senior Bond , 8.2% , 1/15/30 .......................... United States 140,000 157,133
Senior Bond , 7.95% , 2/15/31 ......................... United States 9,000 10,205
240,749
Diversified Consumer Services 0.1%
Service Corp. International ,
Senior Bond , 3.375% , 8/15/30 ........................ United States 20,000 18,465
Senior Note , 4% , 5/15/31 ........................... United States 165,000 153,917
172,382
Diversified REITs 0.2%
VICI Properties LP ,
Senior Bond , 5.75% , 4/01/34 ......................... United States 99,000 99,953
Senior Note , 4.75% , 2/15/28 ......................... United States 95,000 95,122
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 35,000 34,742
Senior Note , 144A, 4.5% , 1/15/28 ..................... United States 120,000 119,341
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 100,000 97,212
446,370
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
Senior Bond , 2.25% , 2/01/32 ......................... United States 139,000 121,479
Senior Bond , 2.55% , 12/01/33 ........................ United States 162,000 137,158
Senior Bond , 5.125% , 4/30/36 ........................ United States 55,000 54,361
Senior Bond , 4.75% , 5/15/46 ......................... United States 12,000 10,093
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 270,000 280,065
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 198,000 209,388
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 75,000 74,182
TELUS Corp. , Junior Sub. Bond , 6.625% to 10/14/30, FRN
thereafter , 10/15/55 ................................ Canada 194,000 194,202
Verizon Communications, Inc. ,
Senior Bond , 5.875% , 11/30/55 ....................... United States 40,000 38,936

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., (continued)
Senior Bond , 3.7% , 3/22/61 .......................... United States 117,000 $ 78,063
Senior Note , 4.75% , 1/15/33 ......................... United States 95,000 93,859
1,291,786
Electric Utilities 1.2%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 155,000 153,218
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 50,000 49,575
Senior Bond , 5.625% , 3/01/33 ........................ United States 51,000 52,725
J , Senior Bond , 4.3% , 12/01/28 ....................... United States 66,000 65,862
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 48,000 43,031
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......
United States 57,000 58,802
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....
United States 14,000 14,691
DTE Electric Co. ,
Senior Bond , 5.25% , 5/15/35 ......................... United States 120,000 121,759
A , Senior Bond , 4.85% , 3/01/36 ....................... United States 65,000 63,809
Duke Energy Corp. ,
Senior Bond , 5.75% , 9/15/33 ......................... United States 150,000 156,129
Senior Bond , 5.8% , 6/15/54 .......................... United States 106,000 101,567
Senior Note , 4.85% , 1/05/29 ......................... United States 15,000 15,192
Duke Energy Indiana LLC , DDDD , Senior Bond , 4.95% , 3/15/36
United States 55,000 54,166
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 65,000 63,884
b
Enel Finance International NV , Senior Bond , 144A, 7.5% ,
10/14/32 ........................................ Italy 200,000 225,310
Entergy Mississippi LLC , Senior Bond , 5.05% , 4/15/36 .......
United States 75,000 73,933
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 89,000 91,165
Senior Note , 5.15% , 3/15/29 ......................... United States 210,000 214,068
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 25,000 24,984
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 114,000 114,960
Senior Bond , 5.25% , 3/15/34 ......................... United States 89,000 90,922
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 110,000 106,040
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 5.9% , 3/15/55 .......................... United States 55,000 54,029
Senior Note , 5.3% , 3/15/32 .......................... United States 175,000 179,305
b
NRG Energy, Inc. , Senior Secured Note , 144A, 2.45% , 12/02/27 United States 114,000 109,848
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 5.75% ,
3/15/29 ......................................... United States 55,000 56,981
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 64,000 66,337
Senior Bond , 5.2% , 5/01/36 .......................... United States 10,000 9,750
Senior Bond , 4.95% , 7/01/50 ......................... United States 66,000 54,714
Senior Bond , 6.75% , 1/15/53 ......................... United States 60,000 62,320
Senior Note , 2.1% , 8/01/27 .......................... United States 30,000 29,087
Senior Note , 3.3% , 12/01/27 ......................... United States 130,000 127,345
Senior Note , 5.55% , 5/15/29 ......................... United States 35,000 35,840
Southern Co. (The) ,
Senior Bond , 5.7% , 3/15/34 .......................... United States 99,000 102,620
Senior Note , 5.5% , 3/15/29 .......................... United States 15,000 15,458

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................... United States 104,000 $ 103,907
Senior Bond , 4.95% , 3/15/36 ......................... United States 125,000 121,903
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 145,000 141,937
b
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 58,000 57,029
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............ United States 95,000 103,440
Senior Secured Bond , 144A, 6% , 4/15/34 ............... United States 119,000 122,420
Senior Secured Bond , 144A, 5.25% , 10/15/35 ............ United States 45,000 43,734
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 120,000 119,052
Senior Secured Note , 144A, 4.6% , 10/15/30 ............. United States 65,000 63,742
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 170,000 172,843
3,909,433
Electrical Equipment 0.1%
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 278,000 273,958
Vertiv Holdings Co. ,
Senior Bond , 4.85% , 3/15/36 ......................... United States 110,000 107,006
Senior Bond , 5.8% , 3/15/56 .......................... United States 25,000 24,050
405,014
Entertainment 0.1%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 227,000 234,502
Financial Services 0.0%
†
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 95,000 92,790
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 38,000 32,505
125,295
Food Products 0.4%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Note , 3% , 2/02/29 ........................... United States 135,000 129,579
Senior Note , 6.75% , 3/15/34 ......................... United States 122,000 134,258
Senior Note , 5.95% , 4/20/35 ......................... United States 40,000 41,563
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 17,000 14,450
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 20,000 22,560
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 40,000 43,279
Senior Bond , 4.625% , 10/01/39 ....................... United States 40,000 35,295
Senior Bond , 5% , 6/04/42 ........................... United States 135,000 118,815
b
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 65,000 64,225
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 125,000 121,969
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 30,000 29,457
Senior Note , 144A, 4.6% , 3/01/28 ..................... United States 255,000 256,639
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 10,000 10,074
Senior Note , 144A, 5% , 3/01/32 ...................... United States 15,000 15,182
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 105,000 106,038
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 75,000 68,154
1,211,537

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation 0.1%
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 60,000 $ 58,220
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond , 144A, 3.4% , 11/15/26 .................... United States 86,000 85,394
Senior Note , 144A, 4.4% , 7/01/27 ..................... United States 260,000 259,205
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 225,000 228,489
631,308
Health Care Equipment & Supplies 0.1%
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 145,000 140,349
Health Care Providers & Services 0.4%
CVS Health Corp. ,
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ... United States 115,000 118,596
Senior Bond , 1.875% , 2/28/31 ........................ United States 45,000 39,302
Senior Bond , 4.78% , 3/25/38 ......................... United States 52,000 47,948
HCA, Inc. ,
Senior Bond , 5.6% , 4/01/34 .......................... United States 56,000 57,207
Senior Bond , 6% , 4/01/54 ........................... United States 76,000 73,419
Senior Note , 3.625% , 3/15/32 ........................ United States 33,000 30,677
Senior Note , 4.6% , 11/15/32 ......................... United States 60,000 58,382
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 130,000 132,603
Icon Investments Six DAC , Senior Secured Note , 5.849% ,
5/08/29 ......................................... United States 200,000 203,961
UnitedHealth Group, Inc. , Senior Note , 5.3% , 6/15/35 ........
United States 220,000 224,538
986,633
Hotels, Restaurants & Leisure 0.4%
Airbnb, Inc. ,
Senior Bond , 5.25% , 3/16/36 ......................... United States 25,000 25,035
Senior Note , 4.65% , 3/16/31 ......................... United States 50,000 49,908
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 160,000 158,913
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 164,000 165,390
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 135,000 135,125
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 338,000 330,188
Hyatt Hotels Corp. ,
Senior Note , 5.25% , 6/30/29 ......................... United States 80,000 81,272
Senior Note , 5.375% , 12/15/31 ....................... United States 55,000 55,689
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 70,000 67,664
1,069,184
Household Durables 0.0%
†
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 30,000 29,620
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 64,000 63,761
Senior Bond , 3.8% , 11/01/29 ......................... United States 75,000 73,015
166,396
Independent Power and Renewable Electricity Producers 0.3%
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 200,000 210,770
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 57,000 60,849

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
Constellation Energy Generation LLC, (continued)
Senior Bond , 6.5% , 10/01/53 ......................... United States 141,000 $ 149,758
Senior Bond , 5.75% , 3/15/54 ......................... United States 57,000 55,332
Senior Note , 5.6% , 3/01/28 .......................... United States 185,000 189,209
Senior Note , 4.4% , 1/15/31 .......................... United States 50,000 49,369
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 45,000 43,543
A , Senior Note , 4.25% , 10/01/30 ...................... United States 25,000 24,688
783,518
Insurance 0.3%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 60,000 60,677
b
Athene Global Funding ,
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 132,000 132,134
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 101,000 99,914
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 80,000 78,588
Athene Holding Ltd. ,
Senior Bond , 5.875% , 1/15/34 ........................ United States 54,000 53,817
Senior Bond , 6.25% , 4/01/54 ......................... United States 38,000 34,906
Berkshire Hathaway Finance Corp. ,
Senior Bond , 4.3% , 5/15/43 .......................... United States 79,000 69,287
Senior Bond , 2.85% , 10/15/50 ........................ United States 28,000 17,591
Brown & Brown, Inc. ,
Senior Note , 4.9% , 6/23/30 .......................... United States 120,000 119,920
Senior Note , 5.25% , 6/23/32 ......................... United States 43,000 42,947
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 76,000 74,855
b
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 20,000 20,115
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 95,000 95,453
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 95,000 95,429
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 165,000 103,543
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 400,000 432,826
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 38,000 42,641
1,574,643
IT Services 0.0%
†
b
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 28,000 28,810
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond , 2.4% , 8/18/31 .......................... United States 82,000 71,137
Senior Note , 5.85% , 3/18/29 ......................... United States 70,000 71,645
142,782
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 69,000 69,017
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 60,000 59,597
128,614

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery 0.0%
†
Oshkosh Corp. ,
Senior Bond , 4.6% , 5/15/28 .......................... United States 99,000 $ 98,977
Senior Bond , 3.1% , 3/01/30 .......................... United States 19,000 17,860
116,837
Media 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 60,000 59,048
Senior Secured Bond , 3.5% , 6/01/41 ................... United States 55,000 38,607
Senior Secured Bond , 3.7% , 4/01/51 ................... United States 5,000 3,098
Senior Secured Note , 2.25% , 1/15/29 .................. United States 55,000 51,415
Omnicom Group, Inc. , Senior Note , 4.65% , 10/01/28 .........
United States 197,000 197,480
Paramount Global ,
Senior Bond , 4.2% , 6/01/29 .......................... United States 47,000 44,896
Senior Note , 3.7% , 6/01/28 .......................... United States 23,000 22,256
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 290,000 328,525
745,325
Metals & Mining 0.3%
b
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 200,000 197,015
b
Glencore Finance Canada Ltd. , Senior Bond , 144A, 6% , 11/15/41 Australia 5,000 5,084
b
Glencore Funding LLC ,
Senior Bond , 144A, 2.5% , 9/01/30 ..................... Australia 244,000 221,961
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 127,000 130,028
e
Senior Bond , 144A, 5.508% , 4/01/36 ................... Australia 90,000 90,236
Rio Tinto Finance USA plc , Senior Note , 4.875% , 3/14/30 .....
Australia 150,000 152,399
796,723
Multi-Utilities 0.1%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 38,000 32,206
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 75,000 74,368
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 66,000 69,132
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 145,000 147,921
Public Service Enterprise Group, Inc. , Senior Note , 4.9% , 3/15/30
United States 125,000 126,290
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 71,000 67,425
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 60,000 59,179
576,521
Oil, Gas & Consumable Fuels 0.4%
Canadian Natural Resources Ltd. , Senior Bond , 7.2% , 1/15/32 .
Canada 127,000 141,310
Cheniere Energy Partners LP , Senior Bond , 3.25% , 1/31/32 ....
United States 66,000 60,173
b
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 20,000 19,804
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 66,000 69,106
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 47,000 48,765
Senior Bond , 5.65% , 10/15/54 ........................ United States 18,000 16,966
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 42,000 41,989

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP ,
c
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 257,000 $ 257,230
Senior Bond , 6.5% , 2/01/42 .......................... United States 18,000 18,781
Senior Note , 5.25% , 7/01/29 ......................... United States 30,000 30,662
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 131,000 145,866
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 100,000 98,966
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 115,000 115,774
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 55,000 53,859
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond , 5% , 1/15/28 ........................... United States 130,000 129,981
Senior Bond , 4.875% , 2/01/31 ........................ United States 58,000 57,931
b
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 144A,
5.1% , 3/15/36 .................................... United States 70,000 69,409
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 235,000 240,490
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 66,000 66,555
Senior Note , 4.9% , 8/01/30 .......................... United States 65,000 65,078
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 89,000 90,985
1,839,680
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 2.1% , 4/30/27 ....... United States 200,000 195,445
Passenger Airlines 0.1%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 150,000 148,540
Personal Care Products 0.1%
Kenvue, Inc. ,
Senior Note , 4.85% , 5/22/32 ......................... United States 35,000 35,387
Senior Note , 4.9% , 3/22/33 .......................... United States 198,000 199,650
235,037
Pharmaceuticals 0.4%
Merck & Co., Inc. ,
Senior Bond , 4.75% , 12/04/35 ........................ United States 55,000 53,993
Senior Note , 4.45% , 12/04/32 ........................ United States 35,000 34,772
Novartis Capital Corp. ,
Senior Bond , 4.9% , 3/18/36 .......................... United States 75,000 74,850
Senior Bond , 5.7% , 3/18/56 .......................... United States 40,000 40,314
Senior Note , 4.1% , 11/05/30 ......................... United States 240,000 237,401
Senior Note , 4.6% , 3/18/33 .......................... United States 60,000 59,762
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 118,000 117,585
Senior Note , 4.45% , 5/19/28 ......................... United States 74,000 74,451
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 99,000 99,863
Senior Bond , 5.2% , 9/25/35 .......................... United States 80,000 78,984
Senior Note , 2.2% , 9/02/30 .......................... United States 85,000 76,580
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 120,000 89,100

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 75,000 $ 72,745
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 48,000 50,905
Zoetis, Inc. ,
Senior Bond , 3% , 9/12/27 ........................... United States 90,000 88,510
Senior Bond , 2% , 5/15/30 ........................... United States 37,000 33,617
Senior Bond , 5% , 8/17/35 ........................... United States 275,000 272,870
1,556,302
Semiconductors & Semiconductor Equipment 0.6%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........
United States 109,000 111,239
Broadcom, Inc. ,
Senior Bond , 4.15% , 11/15/30 ........................ United States 144,000 141,803
Senior Bond , 4.95% , 1/15/36 ......................... United States 50,000 49,331
Senior Bond , 5.7% , 1/15/56 .......................... United States 10,000 9,955
b
Senior Bond , 144A, 3.187% , 11/15/36 .................. United States 68,000 56,858
b
Senior Bond , 144A, 4.926% , 5/15/37 ................... United States 175,000 169,852
Senior Note , 3.459% , 9/15/26 ........................ United States 305,000 304,358
b
Foundry JV Holdco LLC ,
Senior Secured Note , 144A, 6.15% , 1/25/32 ............. United States 200,000 208,946
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 200,000 205,791
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 200,000 190,776
Marvell Technology, Inc. ,
Senior Note , 5.75% , 2/15/29 ......................... United States 100,000 103,264
Senior Note , 4.75% , 7/15/30 ......................... United States 5,000 5,019
Senior Note , 5.95% , 9/15/33 ......................... United States 94,000 99,518
1,656,710
Software 0.4%
Oracle Corp. ,
Senior Bond , 5.7% , 2/04/36 .......................... United States 120,000 115,431
Senior Bond , 3.65% , 3/25/41 ......................... United States 106,000 75,511
Senior Bond , 6.7% , 2/04/56 .......................... United States 40,000 37,153
Senior Note , 4.45% , 9/26/30 ......................... United States 70,000 67,475
Senior Note , 4.8% , 9/26/32 .......................... United States 90,000 85,738
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............
United States 145,000 144,794
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 188,000 163,190
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............
United States 235,000 235,533
924,825
Specialized REITs 0.4%
American Tower Corp. ,
Senior Bond , 3.125% , 1/15/27 ........................ United States 230,000 227,562
Senior Bond , 2.9% , 1/15/30 .......................... United States 130,000 122,122
Senior Bond , 2.7% , 4/15/31 .......................... United States 122,000 110,757
Senior Note , 2.75% , 1/15/27 ......................... United States 66,000 65,177
Senior Note , 4.9% , 3/15/30 .......................... United States 115,000 116,079
Senior Note , 4.7% , 12/15/32 ......................... United States 40,000 39,321
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 66,000 65,230
Senior Bond , 3.8% , 2/15/28 .......................... United States 134,000 132,126
Senior Bond , 4.75% , 5/15/47 ......................... United States 28,000 23,380
Senior Note , 4.9% , 9/01/29 .......................... United States 20,000 20,117
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 32,000 31,873

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 194,000 $ 184,759
1,138,503
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 110,000 100,022
Senior Bond , 4.1% , 1/15/52 .......................... United States 90,000 63,805
163,827
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 64,000 63,698
Senior Note , 4.85% , 10/15/31 ........................ United States 74,000 73,519
137,217
Textiles, Apparel & Luxury Goods 0.0%
†
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 32,000 28,997
Senior Note , 5.1% , 3/11/30 .......................... United States 61,000 61,654
90,651
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 77,000 70,001
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 285,000 279,048
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 191,000 194,936
Senior Note , 4.375% , 4/30/30 ........................ United States 95,000 94,519
Senior Note , 4.75% , 11/01/31 ........................ United States 70,000 70,345
708,849
Trading Companies & Distributors 0.1%
b
Aviation Capital Group LLC ,
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 135,000 137,210
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 135,000 135,762
272,972
Water Utilities 0.0%
†
Essential Utilities, Inc. , Senior Bond , 5.125% , 3/15/36 ........
United States 75,000 73,982
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. ,
Senior Bond , 8.75% , 5/01/32 ......................... Canada 9,000 10,462
Senior Note , 3.8% , 3/15/32 .......................... Canada 77,000 71,908
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 80,000 81,914
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 155,000 155,708
T-Mobile USA, Inc. ,
Senior Bond , 5.05% , 7/15/33 ......................... United States 21,000 21,153
Senior Bond , 4.95% , 11/15/35 ........................ United States 50,000 49,107
Senior Bond , 5% , 2/15/36 ........................... United States 110,000 108,382
Senior Note , 3.75% , 4/15/27 ......................... United States 229,000 227,626
Senior Note , 3.875% , 4/15/30 ........................ United States 6,000 5,845

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note , 6.7% , 12/15/33 ......................... United States 50,000 $ 55,081
787,186
Total Corporate Bonds (Cost $ 39,337,550 ) ....................................
38,985,801
U.S. Government and Agency Securities 13.6%
U.S. Treasury Bonds ,
4.625%, 2/15/40 .................................. United States 2,260,000 2,259,470
3.25%, 5/15/42 ................................... United States 2,610,000 2,151,313
f
2.75%, 8/15/42 ................................... United States 3,030,000 2,318,187
3%, 2/15/49 ..................................... United States 2,080,000 1,519,781
2.875%, 5/15/49 .................................. United States 370,000 263,162
1.875%, 2/15/51 .................................. United States 3,780,000 2,099,672
2.25%, 2/15/52 ................................... United States 460,000 277,375
2.875%, 5/15/52 .................................. United States 1,030,000 714,542
3%, 8/15/52 ..................................... United States 390,000 277,334
3.625%, 2/15/53 .................................. United States 1,350,000 1,083,797
4.75%, 8/15/55 ................................... United States 590,000 575,066
U.S. Treasury Notes ,
4.125%, 2/28/27 .................................. United States 570,000 571,912
3.875%, 5/31/27 .................................. United States 890,000 890,660
1.25%, 9/30/28 ................................... United States 3,360,000 3,155,972
3.75%, 12/31/28 .................................. United States 290,000 289,462
2.375%, 3/31/29 .................................. United States 9,780,000 9,380,968
4.125%, 3/31/29 .................................. United States 250,000 252,119
4.25%, 6/30/29 ................................... United States 1,070,000 1,083,208
4%, 7/31/29 ..................................... United States 3,170,000 3,184,612
4.375%, 5/15/34 .................................. United States 1,000,000 1,010,684
3.875%, 8/15/34 .................................. United States 2,850,000 2,777,915
4.25%, 11/15/34 .................................. United States 1,610,000 1,609,843
4.25%, 5/15/35 ................................... United States 2,720,000 2,713,253
Total U.S. Government and Agency Securities (Cost $ 41,707,104 ) ...............
40,460,307
Asset-Backed Securities 0.0%
Consumer Staples Distribution & Retail 0.0%
†
b
CVS Pass-Through Trust ,
144A, 7.507% , 1/10/32 .............................. United States 73,582 77,717
2013 , 144A, 4.704% , 1/10/36 ......................... United States 8,612 8,133
85,850
a a a a a a
Total Asset-Backed Securities (Cost $ 82,194 ) .................................
85,850
Commercial Mortgage-Backed Securities 0.2%
Financial Services 0.2%
Benchmark Mortgage Trust , 2019-B12 , A2 , 3.001% , 8/15/52 ...
United States 228,946 224,818
g
Citigroup Commercial Mortgage Trust , 2014-GC21 , C , FRN ,
4.78% , 5/10/47 ................................... United States 22,688 22,429
CSAIL Commercial Mortgage Trust , 2019-C17 , AS , 3.278% ,
9/15/52 ......................................... United States 170,000 154,855
b ,h
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 220,229 26
Wells Fargo Commercial Mortgage Trust , 2017-C40 , A4 , 3.581% ,
10/15/50 ........................................ United States 133,000 131,155

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b ,g ,h
WFRBS Commercial Mortgage Trust , 2011-C3 , D , 144A, FRN ,
5.415% , 3/15/44 ................................... United States 20,645 $ 7,587
540,870
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 649,638 ) .................
540,870
Mortgage-Backed Securities 10.2%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year , 2.5%, 1/01/52 ..................... United States 831,624 714,589
FHLMC Pool, 30 Year , 5.5%, 9/01/53 - 11/01/53 ............ United States 694,428 704,049
1,418,638
Federal National Mortgage Association (FNMA) Fixed Rate 7.0%
FNMA, 15 Year , 2.5%, 2/01/36 ......................... United States 123,319 116,774
FNMA, 30 Year , 2%, 10/01/50 .......................... United States 1,836,329 1,496,869
FNMA, 30 Year , 2%, 4/01/52 ........................... United States 869,526 708,190
FNMA, 30 Year , 2.5%, 10/01/50 - 4/01/52 ................. United States 2,061,859 1,757,973
FNMA, 30 Year , 3%, 6/01/46 - 8/01/51 .................... United States 1,478,472 1,327,276
FNMA, 30 Year , 3.5%, 11/01/49 - 12/01/49 ................ United States 562,662 522,379
FNMA, 30 Year , 4%, 9/01/52 - 5/01/53 .................... United States 834,894 795,377
FNMA, 30 Year , 4.5%, 2/01/49 ......................... United States 403,842 397,265
FNMA, 30 Year , 5%, 8/01/33 - 10/01/52 ................... United States 778,332 772,498
FNMA, 30 Year , 5.5%, 7/01/33 - 9/01/53 .................. United States 122,926 125,204
FNMA, 30 Year , 6%, 10/01/53 .......................... United States 759,226 778,247
i
Uniform Mortgage-Backed Securities , 1.5% , TBA, 4/25/41 ..... United States 500,000 449,636
i
Uniform Mortgage-Backed Securities , 2% , TBA, 4/25/41 ...... United States 700,000 644,092
i
Uniform Mortgage-Backed Securities , 2% , TBA, 4/25/56 ...... United States 2,600,000 2,094,828
i
Uniform Mortgage-Backed Securities , 2.5%, TBA, 4/25/41 -
4/25/56 ......................................... United States 1,100,000 935,433
i
Uniform Mortgage-Backed Securities , 3% , TBA, 4/25/56 ...... United States 570,000 500,740
i
Uniform Mortgage-Backed Securities , 3.5% , TBA, 4/25/56 ..... United States 850,000 779,347
i
Uniform Mortgage-Backed Securities , 4% , TBA, 4/25/56 ...... United States 380,000 358,628
i
Uniform Mortgage-Backed Securities , 4.5%, TBA, 4/25/41 -
4/25/56 ......................................... United States 540,000 522,338
i
Uniform Mortgage-Backed Securities , 5%, TBA, 4/25/41 - 4/25/56 United States 600,000 596,036
i
Uniform Mortgage-Backed Securities , 5.5% , TBA, 4/25/56 ..... United States 1,350,000 1,356,429
i
Uniform Mortgage-Backed Securities , 6% , TBA, 4/25/56 ...... United States 1,700,000 1,733,123
i
Uniform Mortgage-Backed Securities , 6.5% , TBA, 4/25/56 ..... United States 2,000,000 2,069,320
20,838,002
Government National Mortgage Association (GNMA) Fixed Rate 2.7%
GNMA II, 30 Year , 3.5%, 5/20/52 ........................ United States 892,830 820,435
i
GNMA II, Single-family, 30 Year , 2%, 4/15/56 ............... United States 1,100,000 908,961
GNMA II, Single-family, 30 Year , 2.5%, 2/20/53 ............. United States 831,054 717,777
i
GNMA II, Single-family, 30 Year , 2.5%, 4/15/56 ............. United States 230,000 197,908
GNMA II, Single-family, 30 Year , 3%, 7/20/46 - 11/20/46 ....... United States 1,757,174 1,594,047
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 ............ United States 82,251 76,246
i
GNMA II, Single-family, 30 Year , 4%, 4/15/56 ............... United States 500,000 468,444
GNMA II, Single-family, 30 Year , 4.5%, 3/20/49 ............. United States 348,635 337,208
i
GNMA II, Single-family, 30 Year , 4.5%, 4/15/56 ............. United States 150,000 144,932
i
GNMA II, Single-family, 30 Year , 5%, 4/15/56 ............... United States 800,000 792,429
GNMA II, Single-family, 30 Year , 5.5%, 4/20/54 ............. United States 946,009 962,445

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
i
GNMA II, Single-family, 30 Year , 6%, 4/15/56 ............... United States 1,000,000 $ 1,016,963
8,037,795
Total Mortgage-Backed Securities (Cost $ 31,053,073 ) ..........................
30,294,435
Municipal Bonds 0.4%
California 0.2%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 120,000 112,483
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 55,000 47,193
City of Pomona , Revenue , 2020 BJ , 3.716% , 8/01/40 ........
United States 35,000 30,206
County of Fresno , Revenue , 2004 A , NATL Insured , 4.64%,
8/15/32 ......................................... United States 70,000 52,431
County of Tulare , Revenue , 2018 , 4.445% , 6/01/37 ..........
United States 110,000 105,025
State of California ,
GO , 4.35% , 11/01/32 ............................... United States 150,000 149,654
GO , 7.5% , 4/01/34 ................................. United States 30,000 34,488
531,480
Florida 0.1%
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 110,000 115,350
Georgia 0.0%
†
Georgia Higher Education Facilities Authority , University System
of Georgia , Revenue , 2026 A , 5.273% , 1/01/40 ........... United States 25,000 25,061
Illinois 0.0%
†
j
State of Illinois , GO , 2026 A , 4.954% , 4/01/33 .............. United States 100,000 101,575
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 20,000 22,142
New York 0.0%
†
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 80,000 79,276
Ohio 0.0%
†
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 60,000 50,745
Pennsylvania 0.1%
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 80,000 80,548
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 5.002% , 11/01/38 ......... United States 125,000 123,662
204,210
Texas 0.0%
†
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 55,000 60,090
Total Municipal Bonds (Cost $ 1,195,078 ) .....................................
1,189,929
Total Long Term Investments (Cost $ 223,360,264 ) .............................
296,095,002
a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 5.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.0%
†
f,k
U.S. Treasury Bills , 3 .58% , 7/16/26 ...................... United States 100,000 $ 98,947
Total U.S. Government and Agency Securities (Cost $ 98,956 ) ...................
98,947
Shares
Management Investment Companies 5.9%
l,m
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 17,594,691 17,594,691
Total Management Investment Companies (Cost $ 17,594,691 ) ..................
17,594,691
Total Short Term Investments (Cost $ 17,693,647 ) ..............................
17,693,638
a
Total Investments (Cost $ 241,053,911 ) 105.4% ................................
$313,788,640
TBA Sale Commitments (0.4) % ..............................................
(1,081,272)
Other Assets, less Liabilities (5.0) % .........................................
(15,171,123)
Net Assets 100.0% .........................................................
$297,536,245
a a a
Principal
Amount
*
n
TBA Sale Commitments (0.4)%
Mortgage-Backed Securities (0.4)%
Government National Mortgage Association (GNMA) Fixed Rate (0.4)%
GNMA II, Single-family, 30 Year ,
3% , 4/15/56 ...................................... United States (800,000) (714,325)
3.5% , 4/15/56 .................................... United States (400,000) (366,947)
(1,081,272)
Total TBA Sale Commitments (Proceeds $ (1,087,047) ) .........................
$(1,081,272)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $10,358,997, representing 3.5% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
A portion or all of the security purchased on a delayed delivery basis.
f
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At March 31, 2026, the aggregate value of these securities pledged amounted to $261,016, representing 0.1% of net assets.
g
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Security purchased on a to-be-announced (TBA) basis.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026, the Fund had the following futures contracts outstanding.
At March 31, 2026 , the Fund had the following forward exchange contracts outstanding.
j
Security purchased on a when-issued basis.
k
The rate shown represents the yield at period end.
l
See Note 4 regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
n
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 2 $ 657,075 6/18/26 $ (16,176)
Total Futures Contracts ...................................................................... $(16,176)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Sell 79,300 57,320 4/15/26 $ 282 $ —
Canadian Dollar .... BZWS Sell 511,200 369,514 4/15/26 1,823 —
Canadian Dollar .... CITI Buy 265,000 190,273 4/15/26 333 —
Canadian Dollar .... CITI Sell 1,161,400 847,051 4/15/26 11,690 —
Canadian Dollar .... GSCO Buy 128,600 92,954 4/15/26 — (456)
Canadian Dollar .... HSBK Buy 168,200 121,713 4/15/26 — (732)
Canadian Dollar .... JPHQ Sell 364,300 263,318 4/15/26 1,288 —
Canadian Dollar .... MSCO Buy 432,500 312,964 4/15/26 — (1,879)
Canadian Dollar .... SSBT Buy 185,700 134,372 4/15/26 — (804)
Canadian Dollar .... TDOM Buy 341,900 247,388 4/15/26 — (1,470)
Canadian Dollar .... UBSW Buy 56,900 41,701 4/15/26 — (775)
Canadian Dollar .... UBSW Sell 758,000 548,482 4/15/26 3,275 —
Canadian Dollar .... WPAC Sell 561,500 405,868 4/15/26 1,998 —
Hong Kong Dollar ... BZWS Buy 2,734,400 350,909 5/13/26 — (1,364)
Hong Kong Dollar ... GSCO Sell 343,500 44,085 5/13/26 175 —
Hong Kong Dollar ... HSBK Sell 2,399,800 307,951 5/13/26 1,179 —
British Pound ...... BOFA Buy 50,400 66,718 6/17/26 — (24)
British Pound ...... BZWS Sell 392,300 519,301 6/17/26 173 —
British Pound ...... GSCO Sell 433,300 573,572 6/17/26 189 —
British Pound ...... HSBK Buy 97,200 129,276 6/17/26 — (651)
British Pound ...... JPHQ Sell 155,200 206,871 6/17/26 1,496 —
British Pound ...... MSCO Sell 834,600 1,112,089 6/17/26 7,668 —
British Pound ...... SSBT Buy 57,100 75,945 6/17/26 — (385)
British Pound ...... UBSW Buy 25,800 34,315 6/17/26 — (174)
Danish Krone ...... HSBK Sell 1,489,400 230,121 6/17/26 — (1,240)
Euro ............. BOFA Sell 68,400 78,623 6/17/26 — (715)
Euro ............. BZWS Buy 21,900 25,173 6/17/26 229 —
Euro ............. CITI Sell 30,600 35,174 6/17/26 — (320)
Euro ............. GSCO Sell 352,400 405,066 6/17/26 — (3,688)
Euro ............. MSCO Sell 138,500 160,093 6/17/26 — (556)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See A bbreviations on page 255 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. SSBT Sell 23,600 27,221 6/17/26 $ — $ (153)
Euro ............. UBSW Sell 75,600 87,199 6/17/26 — (491)
Swedish Krona ..... MSCO Sell 6,288,600 676,288 6/17/26 9,418 —
Swiss Franc ....... MSCO Sell 349,500 448,246 6/17/26 7,460 —
Total Forward Exchange Contracts ................................................... $48,676 $(15,877)
Net unrealized appreciation (depreciation) ............................................ $32,799
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT Global Asset Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 76.5%
Aerospace & Defense 1.9%
a
AeroVironment, Inc. ................................. United States 10 $ 1,830
Airbus SE ......................................... France 675 127,624
a
Astronics Corp. ..................................... United States 296 19,752
a
Boeing Co. (The) ................................... United States 252 50,156
Curtiss-Wright Corp. ................................. United States 86 58,576
a
Firefly Aerospace, Inc. ................................ United States 596 16,968
General Dynamics Corp. .............................. United States 526 180,534
General Electric Co. ................................. United States 915 259,650
a
Kratos Defense & Security Solutions, Inc. ................. United States 64 4,513
Leonardo DRS, Inc. ................................. United States 1,243 55,338
Leonardo SpA ...................................... Italy 219 14,896
Lockheed Martin Corp. ............................... United States 1,267 765,762
Moog, Inc., A ....................................... United States 22 6,438
Northrop Grumman Corp. ............................. United States 102 69,588
RTX Corp. ........................................ United States 351 67,708
Thales SA ......................................... France 289 84,748
a
V2X, Inc. .......................................... United States 156 10,686
1,794,767
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc. ............... United States 413 59,154
FedEx Corp. ....................................... United States 215 76,579
Hub Group, Inc., A ................................... United States 315 11,353
United Parcel Service, Inc., B .......................... United States 594 58,438
205,524
Automobile Components 0.2%
a
Adient plc ......................................... United States 474 9,580
Aisin Corp. ........................................ Japan 3,800 53,535
BorgWarner, Inc. .................................... United States 1,118 60,663
Dana, Inc. ......................................... United States 930 31,294
a
Gentherm, Inc. ..................................... United States 166 4,611
Sumitomo Electric Industries Ltd. ....................... Japan 400 22,728
Visteon Corp. ...................................... United States 276 25,146
207,557
Automobiles 1.2%
Ford Motor Co. ..................................... United States 4,762 54,953
General Motors Co. .................................. United States 769 57,290
Subaru Corp. ...................................... Japan 1,300 20,945
a
Tesla, Inc. ......................................... United States 2,574 956,884
Toyota Motor Corp. .................................. Japan 1,200 24,945
1,115,017
Banks 3.7%
AIB Group plc ...................................... Ireland 5,032 53,717
Amalgamated Financial Corp. .......................... United States 316 12,283
Ameris Bancorp .................................... United States 69 5,381
Associated Banc-Corp. ............................... United States 191 4,939
a
Axos Financial, Inc. .................................. United States 336 28,590
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 4,332 93,569
Banco de Sabadell SA ............................... Spain 5,683 20,358
Banco Santander SA ................................. Spain 16,362 183,430
Bank Hapoalim BM .................................. Israel 3,498 82,151
Bank Leumi Le-Israel BM ............................. Israel 5,031 112,507
Bank of America Corp. ............................... United States 3,562 173,648
Bank of Hawaii Corp. ................................ United States 182 13,513
Bank of NT Butterfield & Son Ltd. (The) ................... United States 287 15,062

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Banner Corp. ...................................... United States 81 $ 4,915
Barclays plc ....................................... United Kingdom 23,127 121,035
BNP Paribas SA .................................... France 312 29,722
BOC Hong Kong Holdings Ltd. ......................... China 3,000 16,551
CaixaBank SA ...................................... Spain 978 11,724
Cathay General Bancorp .............................. United States 533 26,575
Central Pacific Financial Corp. ......................... United States 294 9,396
Citigroup, Inc. ...................................... United States 8,012 908,641
Citizens Financial Group, Inc. .......................... United States 964 57,811
Credit Agricole SA ................................... France 1,219 22,752
a
Customers Bancorp, Inc. .............................. United States 366 25,404
Danske Bank A/S ................................... Denmark 1,424 70,178
Enterprise Financial Services Corp. ...................... United States 248 13,419
Erste Group Bank AG ................................ Austria 551 59,522
Financial Institutions, Inc. ............................. United States 156 4,947
First Bancorp ...................................... United States 1,275 27,234
First Financial Corp. ................................. United States 77 4,866
First Horizon Corp. .................................. United States 2,537 57,742
First Merchants Corp. ................................ United States 64 2,479
Flushing Financial Corp. .............................. United States 536 8,233
Hancock Whitney Corp. ............................... United States 355 22,574
Hanmi Financial Corp. ................................ United States 301 7,934
Heritage Commerce Corp. ............................. United States 476 5,940
Hilltop Holdings, Inc. ................................. United States 547 19,594
Hope Bancorp, Inc. .................................. United States 663 7,406
HSBC Holdings plc .................................. United Kingdom 14,475 237,717
Independent Bank Corp. .............................. United States 185 6,160
Intesa Sanpaolo SpA ................................. Italy 10,700 64,713
JPMorgan Chase & Co. ............................... United States 292 85,895
Lloyds Banking Group plc ............................. United Kingdom 105,977 131,352
Mercantile Bank Corp. ................................ United States 96 4,848
Metropolitan Bank Holding Corp. ........................ United States 66 5,497
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 5,800 98,217
National Bank Holdings Corp., A ........................ United States 462 18,092
NatWest Group plc .................................. United Kingdom 15,048 111,475
Northrim BanCorp, Inc. ............................... United States 212 4,851
Northwest Bancshares, Inc. ............................ United States 393 4,987
a
NU Holdings Ltd., A .................................. Brazil 1,986 28,539
OFG Bancorp ...................................... United States 343 13,878
Origin Bancorp, Inc. ................................. United States 140 5,804
PNC Financial Services Group, Inc. (The) ................. United States 282 58,681
Popular, Inc. ....................................... United States 444 59,571
Preferred Bank ..................................... United States 59 5,351
Shore Bancshares, Inc. ............................... United States 267 4,988
Simmons First National Corp., A ........................ United States 600 11,670
SmartFinancial, Inc. ................................. United States 62 2,423
Southern Missouri Bancorp, Inc. ........................ United States 85 5,435
a
Third Coast Bancshares, Inc. .......................... United States 113 4,275
Towne Bank ....................................... United States 143 4,815
Trustmark Corp. .................................... United States 462 19,469
UniCredit SpA ...................................... Italy 1,595 114,431
United Community Banks, Inc. ......................... United States 157 4,944
Univest Financial Corp. ............................... United States 188 6,441
US Bancorp ....................................... United States 1,211 62,984
Valley National Bancorp .............................. United States 439 5,391
WaFd, Inc. ........................................ United States 156 4,898
Wells Fargo & Co. ................................... United States 842 67,032
Westamerica BanCorp ............................... United States 105 5,476

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
WSFS Financial Corp. ................................ United States 83 $ 5,433
Zions Bancorp NA ................................... United States 1,039 59,867
3,681,342
Beverages 1.0%
a
Boston Beer Co., Inc. (The), A .......................... United States 250 57,600
Carlsberg A/S, B .................................... Denmark 375 46,588
Coca-Cola Co. (The) ................................. United States 839 63,806
Coca-Cola Consolidated, Inc. .......................... United States 284 54,454
Coca-Cola HBC AG ................................. Italy 1,097 61,793
a
Monster Beverage Corp. .............................. United States 4,304 311,868
PepsiCo, Inc. ...................................... United States 2,032 315,549
911,658
Biotechnology 2.0%
AbbVie, Inc. ....................................... United States 253 55,025
a
ACADIA Pharmaceuticals, Inc. ......................... United States 1,111 24,731
a
ADMA Biologics, Inc. ................................. United States 304 2,739
a
Alkermes plc ....................................... United States 955 33,769
a
Alnylam Pharmaceuticals, Inc. .......................... United States 180 59,557
Amgen, Inc. ....................................... United States 157 55,240
a
Amicus Therapeutics, Inc. ............................. United States 369 5,336
a
AnaptysBio, Inc. .................................... United States 404 22,406
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 618 38,749
a
BioCryst Pharmaceuticals, Inc. ......................... United States 3,138 29,874
a
Capricor Therapeutics, Inc. ............................ United States 216 6,566
a
Corvus Pharmaceuticals, Inc. .......................... United States 287 4,199
a
Enanta Pharmaceuticals, Inc. .......................... United States 414 5,229
a
Exelixis, Inc. ....................................... United States 5,998 257,254
a
Genmab A/S ....................................... Denmark 42 11,312
a
ImmunityBio, Inc. ................................... United States 3,488 26,753
a
Incyte Corp. ....................................... United States 3,991 375,633
a
Inhibrx Biosciences, Inc. .............................. United States 309 20,774
a
Insmed, Inc. ....................................... United States 413 67,534
a
Ironwood Pharmaceuticals, Inc., A ....................... United States 3,646 12,797
a
Kodiak Sciences, Inc. ................................ United States 211 8,043
a
Mineralys Therapeutics, Inc. ........................... United States 576 15,604
a
Monte Rosa Therapeutics, Inc. ......................... United States 1,198 19,707
a
Natera, Inc. ........................................ United States 315 62,997
a
Neurocrine Biosciences, Inc. ........................... United States 826 108,817
a
Olema Pharmaceuticals, Inc. ........................... United States 305 4,548
a
Praxis Precision Medicines, Inc. ........................ United States 17 5,477
a
Precigen, Inc. ...................................... United States 4,941 19,122
a
Protagonist Therapeutics, Inc. .......................... United States 342 36,047
a
PTC Therapeutics, Inc. ............................... United States 70 4,769
a
Puma Biotechnology, Inc. ............................. United States 1,033 6,601
Regeneron Pharmaceuticals, Inc. ....................... United States 716 553,210
a
Rhythm Pharmaceuticals, Inc. .......................... United States 300 26,091
a
Rigel Pharmaceuticals, Inc. ............................ United States 169 4,570
a
Stoke Therapeutics, Inc. .............................. United States 703 22,890
a
Tango Therapeutics, Inc. .............................. United States 671 14,037
a
Travere Therapeutics, Inc. ............................. United States 807 23,976
a
Vertex Pharmaceuticals, Inc. ........................... United States 132 58,943
a
Zymeworks, Inc. .................................... United States 340 8,514
2,119,440
Broadline Retail 2.8%
a
Amazon.com, Inc. ................................... United States 11,096 2,310,964

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Broadline Retail (continued)
eBay, Inc. ......................................... United States 636 $ 57,889
a
Etsy, Inc. .......................................... United States 1,069 53,429
Next plc .......................................... United Kingdom 134 22,639
Prosus NV ........................................ China 2,259 104,581
2,549,502
Building Products 0.2%
Allegion plc ........................................ United States 385 55,937
Apogee Enterprises, Inc. .............................. United States 138 4,629
Cie de Saint-Gobain SA .............................. France 420 34,774
a
Gibraltar Industries, Inc. .............................. United States 116 4,625
a
Janus International Group, Inc. ......................... United States 863 4,444
a
Modine Manufacturing Co. ............................ United States 23 4,984
a
Resideo Technologies, Inc. ............................ United States 207 6,978
Trane Technologies plc ............................... United States 148 61,678
UFP Industries, Inc. .................................. United States 319 29,386
207,435
Capital Markets 3.1%
3i Group plc ....................................... United Kingdom 1,933 62,998
Affiliated Managers Group, Inc. ......................... United States 203 56,170
Ameriprise Financial, Inc. ............................. United States 126 55,994
Bank of New York Mellon Corp. (The) .................... United States 560 66,433
Charles Schwab Corp. (The) ........................... United States 603 56,670
CME Group, Inc. .................................... United States 183 54,049
Goldman Sachs Group, Inc. (The) ....................... United States 1,032 873,062
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 400 20,179
Interactive Brokers Group, Inc., A ....................... United States 868 58,217
Invesco Ltd. ....................................... United States 2,445 59,389
Janus Henderson Group plc ........................... United States 1,128 57,945
Morgan Stanley ..................................... United States 389 64,018
Nomura Holdings, Inc. ................................ Japan 10,700 84,252
Northern Trust Corp. ................................. United States 447 62,388
Raymond James Financial, Inc. ......................... United States 174 25,193
State Street Corp. ................................... United States 5,329 674,438
Stifel Financial Corp. ................................. United States 791 58,471
a
StoneX Group, Inc. .................................. United States 420 33,873
UBS Group AG ..................................... Switzerland 3,894 151,840
Virtu Financial, Inc., A ................................ United States 1,412 62,100
Virtus Investment Partners, Inc. ......................... United States 69 9,270
2,646,949
Chemicals 1.3%
Air Liquide SA ...................................... France 324 66,970
Asahi Kasei Corp. ................................... Japan 1,100 10,763
Avient Corp. ....................................... United States 201 7,296
a
Axalta Coating Systems Ltd. ........................... United States 2,038 56,453
Balchem Corp. ..................................... United States 134 22,710
Cabot Corp. ....................................... United States 77 5,799
CF Industries Holdings, Inc. ........................... United States 3,480 451,843
DuPont de Nemours, Inc. ............................. United States 641 29,358
Ecolab, Inc. ........................................ United States 221 58,790
a
Ingevity Corp. ...................................... United States 102 7,265
Innospec, Inc. ...................................... United States 136 9,931
a
Intrepid Potash, Inc. ................................. United States 188 8,041
Linde plc .......................................... United States 136 67,423
Mativ Holdings, Inc. .................................. United States 534 4,646
Minerals Technologies, Inc. ............................ United States 313 22,198

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
NewMarket Corp. ................................... United States 91 $ 58,326
a
Perimeter Solutions, Inc. .............................. United States 1,089 26,593
PPG Industries, Inc. ................................. United States 528 56,433
a
Rayonier Advanced Materials, Inc. ....................... United States 752 8,325
Sherwin-Williams Co. (The) ............................ United States 171 54,814
Solstice Advanced Materials, Inc. ....................... United States 1,305 99,389
1,133,366
Commercial Services & Supplies 0.2%
Brink's Co. (The) .................................... United States 273 28,291
a
Cimpress plc ....................................... Ireland 67 4,891
a
CoreCivic, Inc. ..................................... United States 271 5,125
HNI Corp. ......................................... United States 119 3,973
a
OPENLANE, Inc. ................................... United States 187 5,451
Republic Services, Inc., A ............................. United States 252 55,193
Veralto Corp. ....................................... United States 584 51,637
154,561
Communications Equipment 0.9%
a
Arista Networks, Inc. ................................. United States 2,098 257,592
a
BK Technologies Corp. ............................... United States 67 5,000
a
Calix, Inc. ......................................... United States 302 14,795
a
Ciena Corp. ....................................... United States 716 277,973
Cisco Systems, Inc. ................................. United States 737 57,184
a
Extreme Networks, Inc. ............................... United States 1,892 28,531
a
NETGEAR, Inc. ..................................... United States 774 16,904
a
NetScout Systems, Inc. ............................... United States 207 6,581
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 4,092 46,650
Ubiquiti, Inc. ....................................... United States 78 61,643
a
Viavi Solutions, Inc. .................................. United States 340 11,315
a
Vistance Networks, Inc. ............................... United States 272 4,950
789,118
Construction & Engineering 0.4%
ACS Actividades de Construccion y Servicios SA ............ Spain 872 106,345
Argan, Inc. ........................................ United States 73 39,759
Comfort Systems USA, Inc. ............................ United States 46 63,434
a
Dycom Industries, Inc. ................................ United States 19 6,438
a
NWPX Infrastructure, Inc. ............................. United States 63 4,905
Primoris Services Corp. ............................... United States 258 36,904
a
Sterling Infrastructure, Inc. ............................ United States 106 43,171
Tutor Perini Corp. ................................... United States 405 31,262
Vinci SA .......................................... France 927 139,142
471,360
Construction Materials 0.1%
Holcim AG ........................................ United States 1,202 99,360
Consumer Finance 0.4%
Ally Financial, Inc. ................................... United States 1,519 59,590
American Express Co. ............................... United States 193 58,379
Bread Financial Holdings, Inc. .......................... United States 404 30,256
Capital One Financial Corp. ........................... United States 309 56,371
a
Enova International, Inc. .............................. United States 176 23,906
a
LendingClub Corp. .................................. United States 1,819 26,048
PROG Holdings, Inc. ................................. United States 490 14,058

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Finance (continued)
Synchrony Financial ................................. United States 868 $ 59,041
327,649
Consumer Staples Distribution & Retail 0.8%
Andersons, Inc. (The) ................................ United States 93 6,676
Costco Wholesale Corp. .............................. United States 104 103,629
Dollar General Corp. ................................. United States 589 69,932
a
Dollar Tree, Inc. .................................... United States 578 63,297
Koninklijke Ahold Delhaize NV .......................... Netherlands 2,071 96,445
a
Maplebear, Inc. ..................................... United States 2,389 89,492
Target Corp. ....................................... United States 479 58,055
Tesco plc ......................................... United Kingdom 1,310 8,233
a
United Natural Foods, Inc. ............................. United States 179 8,066
Walmart, Inc. ...................................... United States 1,630 202,576
706,401
Containers & Packaging 0.3%
Avery Dennison Corp. ................................ United States 329 56,812
Ball Corp. ......................................... United States 925 54,677
Crown Holdings, Inc. ................................. United States 547 54,837
Greif, Inc., A ....................................... United States 78 5,231
a
O-I Glass, Inc. ...................................... United States 413 4,341
175,898
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... United States 169 7,669
Gold.com, Inc. ..................................... United States 152 6,092
13,761
Diversified Consumer Services 0.1%
ADT, Inc. .......................................... United States 8,834 58,039
a
Coursera, Inc. ...................................... United States 3,988 23,210
a
Frontdoor, Inc. ..................................... United States 89 4,705
a
Laureate Education, Inc. .............................. United States 903 31,461
Perdoceo Education Corp. ............................ United States 168 6,251
a
Udemy, Inc. ........................................ United States 2,226 10,284
133,950
Diversified REITs 0.0%
†
American Assets Trust, Inc. ............................ United States 278 5,118
Broadstone Net Lease, Inc. ............................ United States 278 5,079
10,197
Diversified Telecommunication Services 1.3%
AT&T, Inc. ......................................... United States 27,881 808,270
a
Bandwidth, Inc., A ................................... United States 413 7,360
Comcast Corp., A ................................... United States 1,814 52,080
Deutsche Telekom AG ................................ Germany 4,521 168,738
IDT Corp., B ....................................... United States 195 9,574
a
Lumen Technologies, Inc. ............................. United States 719 4,997
Telstra Group Ltd. ................................... Australia 16,491 60,878
Verizon Communications, Inc. .......................... United States 1,133 56,877
1,168,774
Electric Utilities 1.0%
American Electric Power Co., Inc. ....................... United States 440 57,675
Constellation Energy Corp. ............................ United States 182 50,823

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
b
Duke Energy Corp. .................................. United States 438 $ 57,352
Edison International ................................. United States 1,067 78,083
Enel SpA ......................................... Italy 1,237 13,524
Eversource Energy .................................. United States 779 53,969
Exelon Corp. ....................................... United States 1,173 57,500
a
Hawaiian Electric Industries, Inc. ........................ United States 163 2,419
Kansai Electric Power Co., Inc. (The) .................... Japan 5,200 86,456
NRG Energy, Inc. ................................... United States 387 56,556
a
Oklo, Inc., A ....................................... United States 78 3,868
PG&E Corp. ....................................... United States 3,799 66,748
Portland General Electric Co. .......................... United States 231 12,190
Southern Co. (The) .................................. United States 650 62,738
TXNM Energy, Inc. .................................. United States 81 4,735
Xcel Energy, Inc. .................................... United States 702 55,767
720,403
Electrical Equipment 1.9%
ABB Ltd. .......................................... Switzerland 2,055 167,088
Allient, Inc. ........................................ United States 213 12,586
AMETEK, Inc. ...................................... United States 279 59,806
a
Bloom Energy Corp., A ............................... United States 509 68,964
EnerSys .......................................... United States 205 35,613
Fujikura Ltd. ....................................... Japan 600 16,501
GE Vernova, Inc. .................................... United States 720 628,488
Mitsubishi Electric Corp. .............................. Japan 3,800 124,287
a
Nextpower, Inc., A ................................... United States 364 43,880
a
Nidec Corp. ....................................... Japan 3,900 49,523
a
Power Solutions International, Inc. ....................... United States 192 11,689
Rockwell Automation, Inc. ............................. United States 160 57,421
Vertiv Holdings Co., A ................................ United States 1,723 431,749
a
Vicor Corp. ........................................ United States 95 15,295
1,722,890
Electronic Equipment, Instruments & Components 0.0%
†
Advanced Energy Industries, Inc. ....................... United States 137 44,211
a
Arlo Technologies, Inc. ............................... United States 872 12,409
a
Daktronics, Inc. ..................................... United States 112 2,190
a
Fabrinet .......................................... Thailand 14 7,301
a
Insight Enterprises, Inc. ............................... United States 65 4,356
a
Itron, Inc. ......................................... United States 305 27,337
a
Kimball Electronics, Inc. .............................. United States 209 4,951
a
nLight, Inc. ........................................ United States 400 22,808
a
Ouster, Inc. ........................................ United States 883 16,221
a
Sanmina Corp. ..................................... United States 54 7,001
a
ScanSource, Inc. ................................... United States 133 4,828
a
TTM Technologies, Inc. ............................... United States 414 40,332
193,945
Energy Equipment & Services 0.9%
Baker Hughes Co., A ................................. United States 968 59,096
a
Forum Energy Technologies, Inc. ........................ United States 376 22,056
Halliburton Co. ..................................... United States 1,700 66,283
Kodiak Gas Services, Inc. ............................. United States 136 7,932
Liberty Energy, Inc., A ................................ United States 306 8,813
a
National Energy Services Reunited Corp. ................. United States 621 13,333
a
Oceaneering International, Inc. ......................... United States 826 29,298
a
Oil States International, Inc. ........................... United States 1,891 22,011
Patterson-UTI Energy, Inc. ............................ United States 811 8,783

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
a
ProPetro Holding Corp. ............................... United States 394 $ 5,678
SLB Ltd. .......................................... United States 617 31,708
TechnipFMC plc .................................... United Kingdom 7,635 527,808
a
Transocean Ltd. .................................... United States 5,396 35,775
Weatherford International plc ........................... United States 638 60,342
898,916
Entertainment 1.2%
Cinemark Holdings, Inc. .............................. United States 325 9,269
a
Netflix, Inc. ........................................ United States 9,120 876,888
Nexon Co. Ltd. ..................................... Japan 800 15,069
a
ROBLOX Corp., A ................................... United States 912 51,583
a
Spotify Technology SA ................................ United States 383 185,721
Walt Disney Co. (The) ................................ United States 570 54,937
1,193,467
Financial Services 1.8%
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 189 9,654
a
Berkshire Hathaway, Inc., B ............................ United States 278 133,218
Corebridge Financial, Inc. ............................. United States 2,282 54,449
Equitable Holdings, Inc. ............................... United States 6,190 229,711
Essent Group Ltd. ................................... United States 82 4,792
a
Fiserv, Inc. ........................................ United States 466 26,003
Investor AB, B ...................................... Sweden 3,551 134,493
Jackson Financial, Inc., A ............................. United States 331 34,993
Mastercard, Inc., A .................................. United States 2,138 1,068,273
MGIC Investment Corp. ............................... United States 2,185 57,356
a
NMI Holdings, Inc., A ................................. United States 419 15,717
Pagseguro Digital Ltd., A .............................. Brazil 2,666 26,713
a
Payoneer Global, Inc. ................................ United States 1,031 4,980
PayPal Holdings, Inc. ................................ United States 1,232 55,723
PennyMac Financial Services, Inc. ...................... United States 112 9,789
a
StoneCo Ltd., A ..................................... Brazil 1,401 19,782
1,885,646
Food Products 0.5%
Ajinomoto Co., Inc. .................................. Japan 1,000 28,271
Archer-Daniels-Midland Co. ........................... United States 859 62,441
Associated British Foods plc ........................... United Kingdom 2,170 54,320
Calavo Growers, Inc. ................................. United States 190 4,900
Cal-Maine Foods, Inc. ................................ United States 293 23,191
Dole plc .......................................... United States 1,011 14,447
Ingredion, Inc. ...................................... United States 502 56,555
Mondelez International, Inc., A .......................... United States 993 57,237
Nestle SA ......................................... United States 316 30,997
a
Seneca Foods Corp., A ............................... United States 63 9,521
a
Simply Good Foods Co. (The) .......................... United States 160 2,296
Tyson Foods, Inc., A ................................. United States 472 30,241
c
WH Group Ltd., 144A, Reg S .......................... Hong Kong 85,000 111,727
486,144
Gas Utilities 0.2%
National Fuel Gas Co. ................................ United States 701 65,866
New Jersey Resources Corp. .......................... United States 523 28,723
Northwest Natural Holding Co. ......................... United States 102 5,428
Spire, Inc. ......................................... United States 63 5,704

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Gas Utilities (continued)
Tokyo Gas Co. Ltd. .................................. Japan 900 $ 42,386
148,107
Ground Transportation 0.6%
CSX Corp. ........................................ United States 1,449 59,481
JB Hunt Transport Services, Inc. ........................ United States 351 74,377
a
Lyft, Inc., A ........................................ United States 4,368 58,094
Norfolk Southern Corp. ............................... United States 195 55,965
a
Uber Technologies, Inc. ............................... United States 770 55,386
Union Pacific Corp. .................................. United States 229 55,560
358,863
Health Care Equipment & Supplies 0.9%
Abbott Laboratories .................................. United States 528 54,210
a
AtriCure, Inc. ....................................... United States 165 4,707
a
Avanos Medical, Inc. ................................. United States 404 5,660
a
Axogen, Inc. ....................................... United States 518 17,161
BioMerieux ........................................ France 111 11,859
a
Boston Scientific Corp. ............................... United States 811 50,890
a
Dexcom, Inc. ....................................... United States 979 61,481
a
Edwards Lifesciences Corp. ........................... United States 661 52,933
a
Glaukos Corp. ...................................... United States 163 17,549
a
Haemonetics Corp. .................................. United States 76 4,283
a
Hologic, Inc. ....................................... United States 783 59,187
Hoya Corp. ........................................ Japan 800 138,688
a
IDEXX Laboratories, Inc. .............................. United States 95 53,380
a
Insulet Corp. ....................................... United States 244 51,201
a
Lantheus Holdings, Inc. ............................... United States 399 30,264
a
LivaNova plc ....................................... United States 311 19,767
Medtronic plc ...................................... United States 638 55,283
a
Novocure Ltd. ...................................... United States 2,002 21,822
Olympus Corp. ..................................... Japan 3,500 33,346
Stryker Corp. ...................................... United States 164 53,889
a
Varex Imaging Corp. ................................. United States 429 4,552
802,112
Health Care Providers & Services 0.7%
a
AMN Healthcare Services, Inc. ......................... United States 847 15,534
Cardinal Health, Inc. ................................. United States 279 58,955
a
Castle Biosciences, Inc. .............................. United States 652 16,007
Cencora, Inc. ...................................... United States 181 56,859
Cigna Group (The) .................................. United States 212 56,551
a
Cross Country Healthcare, Inc. ......................... United States 244 2,294
CVS Health Corp. ................................... United States 742 53,290
Fresenius SE & Co. KGaA ............................. Germany 160 8,303
a
GeneDx Holdings Corp., A ............................. United States 54 3,468
a
Guardant Health, Inc. ................................ United States 415 38,334
HCA Healthcare, Inc. ................................. United States 110 52,056
a
HealthEquity, Inc. ................................... United States 61 5,098
a
Hims & Hers Health, Inc. .............................. United States 205 4,256
McKesson Corp. .................................... United States 64 55,383
a
Omada Health, Inc. .................................. United States 338 4,249
Select Medical Holdings Corp. .......................... United States 325 5,294
a
Tenet Healthcare Corp. ............................... United States 245 46,234
UnitedHealth Group, Inc. .............................. United States 202 54,659
Universal Health Services, Inc., B ....................... United States 288 51,543
588,367

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care REITs 0.1%
American Healthcare REIT, Inc. ......................... United States 109 $ 5,140
CareTrust REIT, Inc. ................................. United States 964 35,331
LTC Properties, Inc. ................................. United States 136 5,054
National Health Investors, Inc. .......................... United States 66 5,337
Omega Healthcare Investors, Inc. ....................... United States 1,214 53,197
Sabra Health Care REIT, Inc. .......................... United States 277 5,327
109,386
Health Care Technology 0.6%
a
Doximity, Inc., A .................................... United States 2,283 53,194
HealthStream, Inc. .................................. United States 224 4,639
a
Phreesia, Inc. ...................................... United States 1,435 12,025
a
Teladoc Health, Inc. ................................. United States 4,411 24,040
a
Veeva Systems, Inc., A ............................... United States 2,812 493,956
a
Waystar Holding Corp. ............................... United States 194 4,677
592,531
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 400 4,604
DiamondRock Hospitality Co. .......................... United States 557 5,219
Ryman Hospitality Properties, Inc. ....................... United States 234 21,591
Xenia Hotels & Resorts, Inc. ........................... United States 355 5,265
36,679
Hotels, Restaurants & Leisure 1.3%
a
Airbnb, Inc., A ...................................... United States 5,636 711,714
Aristocrat Leisure Ltd. ................................ Australia 2,250 71,517
Booking Holdings, Inc. ............................... United States 32 134,730
Brightstar Lottery plc ................................. United States 1,397 17,798
a
Brinker International, Inc. ............................. United States 230 32,837
Compass Group plc ................................. United Kingdom 2,503 69,836
a
DoorDash, Inc., A ................................... United States 324 48,649
Galaxy Entertainment Group Ltd. ....................... Macau 2,000 9,040
Golden Entertainment, Inc. ............................ United States 187 4,991
InterContinental Hotels Group plc ....................... United States 207 27,298
Las Vegas Sands Corp. ............................... United States 1,770 95,368
a
Life Time Group Holdings, Inc. ......................... United States 179 4,822
Monarch Casino & Resort, Inc. ......................... United States 59 5,640
Red Rock Resorts, Inc., A ............................. United States 82 4,376
a
Viking Holdings Ltd. ................................. United States 839 61,650
1,300,266
Household Durables 0.2%
Garmin Ltd. ........................................ United States 293 67,979
a
Hovnanian Enterprises, Inc., A .......................... United States 44 4,880
KB Home ......................................... United States 86 4,451
a
M/I Homes, Inc. ..................................... United States 166 20,327
a
Sonos, Inc. ........................................ United States 1,862 24,951
Sony Group Corp. ................................... Japan 1,300 27,096
a
Taylor Morrison Home Corp., A ......................... United States 463 26,965
Toll Brothers, Inc. ................................... United States 391 53,360
a
Tri Pointe Homes, Inc. ................................ United States 654 30,561
260,570
Household Products 1.1%
Colgate-Palmolive Co. ............................... United States 7,897 673,061
Procter & Gamble Co. (The) ........................... United States 2,035 293,935

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products (continued)
Reckitt Benckiser Group plc ........................... United Kingdom 1,245 $ 83,714
1,050,710
Independent Power and Renewable Electricity Producers 0.3%
AES Corp. (The) .................................... United States 4,180 58,896
RWE AG .......................................... Germany 1,971 132,607
Vistra Corp. ........................................ United States 368 55,321
246,824
Industrial Conglomerates 0.3%
3M Co. ........................................... United States 377 54,752
CK Hutchison Holdings Ltd. ............................ United Kingdom 2,500 19,190
Honeywell International, Inc. ........................... United States 292 66,001
Jardine Matheson Holdings Ltd. ........................ Indonesia 700 50,318
Sekisui Chemical Co. Ltd. ............................. Japan 1,500 25,183
Smiths Group plc ................................... United Kingdom 918 28,014
243,458
Industrial REITs 0.0%
†
LXP Industrial Trust .................................. United States 101 4,672
Prologis, Inc. ....................................... United States 215 28,419
33,091
Insurance 2.6%
Aflac, Inc. ......................................... United States 528 57,927
Allianz SE ......................................... Germany 331 139,787
Allstate Corp. (The) .................................. United States 273 56,604
American International Group, Inc. ...................... United States 795 59,824
AXA SA ........................................... France 246 11,304
Axis Capital Holdings Ltd. ............................. United States 1,524 154,549
a
Brighthouse Financial, Inc. ............................ United States 977 58,503
Chubb Ltd. ........................................ United States 188 61,275
CNO Financial Group, Inc. ............................ United States 616 25,293
Daiichi Life Group, Inc. ............................... Japan 1,200 11,066
Everest Group Ltd. .................................. United States 176 57,526
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 305 5,829
a
Genworth Financial, Inc., A ............................ United States 3,292 26,731
Globe Life, Inc. ..................................... United States 1,029 143,206
Hamilton Insurance Group Ltd., B ....................... United States 900 26,847
Hanover Insurance Group, Inc. (The) ..................... United States 328 56,859
a
Heritage Insurance Holdings, Inc. ....................... United States 780 20,475
Horace Mann Educators Corp. ......................... United States 113 4,823
MetLife, Inc. ....................................... United States 3,377 238,821
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 120 75,785
NN Group NV ...................................... Netherlands 1,472 114,957
Primerica, Inc. ...................................... United States 225 56,358
Progressive Corp. (The) .............................. United States 282 55,904
Prudential Financial, Inc. .............................. United States 596 58,223
QBE Insurance Group Ltd. ............................ Australia 4,967 73,297
Reinsurance Group of America, Inc. ..................... United States 292 59,615
RenaissanceRe Holdings Ltd. .......................... United States 217 64,499
a
SiriusPoint Ltd. ..................................... United States 607 13,075
Talanx AG ......................................... Germany 378 46,905
Travelers Cos., Inc. (The) ............................. United States 215 62,711
Unipol Assicurazioni SpA .............................. Italy 925 21,488
Universal Insurance Holdings, Inc. ....................... United States 267 9,121

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Unum Group ....................................... United States 779 $ 56,890
1,986,077
Interactive Media & Services 5.0%
Alphabet, Inc., A .................................... United States 9,867 2,837,355
a
Cargurus, Inc., A .................................... United States 669 22,779
a
EverQuote, Inc., A ................................... United States 760 11,719
a,b
fuboTV, Inc., A ...................................... United States 446 4,219
a
Grindr, Inc. ........................................ Singapore 404 4,884
LY Corp. .......................................... Japan 17,400 41,954
Meta Platforms, Inc., A ............................... United States 2,952 1,688,928
a
Nextdoor Holdings, Inc. ............................... United States 3,088 4,323
4,616,161
IT Services 0.2%
a
Fastly, Inc., A ...................................... United States 211 6,132
Fujitsu Ltd. ........................................ Japan 600 12,270
a
GoDaddy, Inc., A .................................... United States 616 50,925
NEC Corp. ........................................ Japan 1,900 47,278
a
Snowflake, Inc., A ................................... United States 321 48,413
VeriSign, Inc. ...................................... United States 239 59,358
224,376
Leisure Products 0.2%
Bandai Namco Holdings, Inc. .......................... Japan 3,400 83,879
Hasbro, Inc. ....................................... United States 738 69,077
Polaris, Inc. ........................................ United States 447 24,362
177,318
Life Sciences Tools & Services 0.1%
a
10X Genomics, Inc., A ................................ United States 1,295 27,493
a
CryoPort, Inc. ...................................... United States 305 2,525
a
Medpace Holdings, Inc. ............................... United States 123 59,063
Mesa Laboratories, Inc. ............................... United States 190 16,800
105,881
Machinery 1.9%
Alamo Group, Inc. ................................... United States 28 4,619
Albany International Corp., A ........................... United States 103 5,378
Allison Transmission Holdings, Inc. ...................... United States 496 58,062
Atmus Filtration Technologies, Inc. ...................... United States 543 30,826
a
Blue Bird Corp. ..................................... United States 496 28,168
Caterpillar, Inc. ..................................... United States 1,232 872,823
a
Chart Industries, Inc. ................................. United States 34 7,030
Cummins, Inc. ...................................... United States 140 75,323
Deere & Co. ....................................... United States 99 55,767
ESCO Technologies, Inc. .............................. United States 32 9,004
FANUC Corp. ...................................... Japan 100 3,486
Federal Signal Corp. ................................. United States 44 4,758
Franklin Electric Co., Inc. ............................. United States 50 4,609
GEA Group AG ..................................... Germany 643 46,115
Graco, Inc. ........................................ United States 685 57,985
Hyster-Yale, Inc. .................................... United States 143 4,649
Illinois Tool Works, Inc. ............................... United States 104 27,070
Kennametal, Inc. .................................... United States 177 6,395
Komatsu Ltd. ...................................... Japan 900 35,839
Lincoln Electric Holdings, Inc. .......................... United States 252 62,768

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
a
Microvast Holdings, Inc. .............................. United States 2,305 $ 3,457
Mueller Water Products, Inc., A ......................... United States 223 6,130
PACCAR, Inc. ...................................... United States 481 55,556
Parker-Hannifin Corp. ................................ United States 63 56,400
Pentair plc ........................................ United States 628 54,705
a
Proto Labs, Inc. ..................................... United States 150 8,553
Schindler Holding AG ................................ Switzerland 184 60,608
a
SPX Technologies, Inc. ............................... United States 25 4,998
Tennant Co. ....................................... United States 76 5,046
Terex Corp. ........................................ United States 83 4,905
Watts Water Technologies, Inc., A ....................... United States 122 35,415
Worthington Enterprises, Inc. .......................... United States 97 5,058
Yangzijiang Shipbuilding Holdings Ltd. .................... China 27,500 81,686
1,783,191
Marine Transportation 0.1%
Matson, Inc. ....................................... United States 202 33,116
SITC International Holdings Co. Ltd. ..................... China 11,000 48,164
81,280
Media 0.1%
a
Ibotta, Inc., A ....................................... United States 237 7,103
Informa plc ........................................ United Kingdom 1,718 17,255
a
Magnite, Inc. ....................................... United States 259 3,077
New York Times Co. (The), A ........................... United States 721 60,369
a
PubMatic, Inc., A .................................... United States 906 7,411
95,215
Metals & Mining 0.6%
a
Alpha Metallurgical Resources, Inc. ...................... United States 26 5,337
ArcelorMittal SA .................................... Luxembourg 525 27,227
BHP Group Ltd., (AUD Traded) ......................... Australia 4,713 170,528
BHP Group Ltd., (GBP Traded) ......................... Australia 297 10,765
a
Boliden AB ........................................ Sweden 442 23,171
a
Century Aluminum Co. ............................... United States 89 5,223
a
Coeur Mining, Inc. ................................... United States 1,011 18,976
Commercial Metals Co. ............................... United States 87 5,344
a
Constellium SE, A ................................... United States 1,171 28,783
Fortescue Ltd. ...................................... Australia 7,335 104,814
Freeport-McMoRan, Inc. .............................. United States 1,349 79,294
Glencore plc ....................................... Australia 8,319 63,007
Hecla Mining Co. ................................... United States 2,123 39,551
Norsk Hydro ASA ................................... Norway 2,306 24,578
Rio Tinto plc ....................................... Australia 1,094 101,495
SunCoke Energy, Inc. ................................ United States 820 5,338
713,431
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Chimera Investment Corp. ............................. United States 392 4,920
Ladder Capital Corp., A ............................... United States 473 4,621
MFA Financial, Inc. .................................. United States 566 5,422
Rithm Capital Corp. .................................. United States 5,996 56,842
71,805
Multi-Utilities 0.7%
Ameren Corp. ...................................... United States 520 57,158
Avista Corp. ....................................... United States 515 20,672

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities (continued)
Black Hills Corp. .................................... United States 365 $ 25,335
CMS Energy Corp. .................................. United States 751 58,263
Consolidated Edison, Inc. ............................. United States 516 58,401
DTE Energy Co. .................................... United States 387 56,587
Engie SA ......................................... France 2,764 89,077
Northwestern Energy Group, Inc. ....................... United States 78 5,143
Public Service Enterprise Group, Inc. .................... United States 731 59,174
WEC Energy Group, Inc. .............................. United States 501 58,001
487,811
Office REITs 0.0%
†
COPT Defense Properties ............................. United States 163 4,988
Empire State Realty Trust, Inc., A ....................... United States 897 4,664
9,652
Oil, Gas & Consumable Fuels 2.5%
Antero Midstream Corp. .............................. United States 2,520 57,456
California Resources Corp. ............................ United States 109 7,545
Cheniere Energy, Inc. ................................ United States 2,433 690,388
Chevron Corp. ..................................... United States 371 76,760
ConocoPhillips ..................................... United States 495 65,340
Coterra Energy, Inc. ................................. United States 1,865 65,536
Delek US Holdings, Inc. .............................. United States 118 5,318
Devon Energy Corp. ................................. United States 1,301 65,466
DHT Holdings, Inc. .................................. United States 387 7,070
Dorian LPG Ltd. .................................... United States 195 6,669
ENEOS Holdings, Inc. ................................ Japan 8,700 78,388
Eni SpA .......................................... Italy 1,002 28,491
Equinor ASA ....................................... Norway 2,950 125,683
Exxon Mobil Corp. ................................... United States 443 75,159
a
Gulfport Energy Corp. ................................ United States 25 5,289
HF Sinclair Corp. ................................... United States 1,167 72,809
Inpex Corp. ........................................ Japan 4,400 130,150
Kinder Morgan, Inc. .................................. United States 1,896 63,573
Marathon Petroleum Corp. ............................ United States 314 76,673
Murphy Oil Corp. .................................... United States 443 18,274
a
Par Pacific Holdings, Inc. ............................. United States 100 6,264
Peabody Energy Corp. ............................... United States 858 28,271
Repsol SA ......................................... Spain 1,261 35,495
Scorpio Tankers, Inc. ................................. Monaco 390 29,118
Shell plc .......................................... United States 274 12,690
Teekay Corp. Ltd. ................................... United States 1,526 18,632
Teekay Tankers Ltd., A ............................... Canada 372 27,275
TotalEnergies SE ................................... France 2,270 208,327
Valero Energy Corp. ................................. United States 362 89,443
Williams Cos., Inc. (The) .............................. United States 965 70,233
World Kinect Corp. .................................. United States 204 4,706
2,252,491
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 110 4,646
Passenger Airlines 0.5%
Delta Air Lines, Inc. .................................. United States 980 65,150
International Consolidated Airlines Group SA ............... United Kingdom 14,822 70,350
a
Joby Aviation, Inc. ................................... United States 1,706 14,092
Qantas Airways Ltd. ................................. Australia 12,137 71,296
Ryanair Holdings plc ................................. Italy 2,659 74,856

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Passenger Airlines (continued)
a
SkyWest, Inc. ...................................... United States 324 $ 29,753
a
Sun Country Airlines Holdings, Inc. ...................... United States 516 8,524
a
United Airlines Holdings, Inc. ........................... United States 600 55,242
389,263
Pharmaceuticals 4.1%
a
Arvinas, Inc. ....................................... United States 1,846 19,568
AstraZeneca plc .................................... United Kingdom 238 46,538
Bristol-Myers Squibb Co. .............................. United States 5,607 340,065
Chugai Pharmaceutical Co. Ltd. ........................ Japan 1,000 55,149
a
Corcept Therapeutics, Inc. ............................ United States 1,631 65,746
Daiichi Sankyo Co. Ltd. ............................... Japan 4,000 71,563
Eli Lilly & Co. ...................................... United States 1,052 967,598
Galderma Group AG ................................. Switzerland 347 68,197
GSK plc .......................................... United States 4,272 117,674
Ipsen SA .......................................... France 304 56,813
Johnson & Johnson ................................. United States 242 59,154
a
Maze Therapeutics, Inc. .............................. United States 500 14,925
Merck & Co., Inc. ................................... United States 8,246 991,911
Novartis AG ....................................... United States 1,546 237,302
Novo Nordisk A/S, B ................................. Denmark 1,686 61,698
Otsuka Holdings Co. Ltd. ............................. Japan 900 63,874
Pfizer, Inc. ......................................... United States 2,140 60,091
Roche Holding AG .................................. United States 131 52,281
Sanofi SA ......................................... United States 843 81,408
a
Supernus Pharmaceuticals, Inc. ........................ United States 484 25,018
3,456,573
Professional Services 0.3%
Automatic Data Processing, Inc. ........................ United States 326 66,237
Broadridge Financial Solutions, Inc. ...................... United States 293 47,607
a
IBEX Holdings Ltd. .................................. United States 198 5,310
Korn Ferry ........................................ United States 207 13,031
a
Legalzoom.com, Inc. ................................. United States 2,217 12,570
Leidos Holdings, Inc. ................................. United States 309 48,056
Maximus, Inc. ...................................... United States 65 4,167
a
Paylocity Holding Corp. ............................... United States 482 52,075
Recruit Holdings Co. Ltd. ............................. Japan 1,600 69,712
a
Upwork, Inc. ....................................... United States 2,140 23,454
Verisk Analytics, Inc., A ............................... United States 264 50,094
392,313
Real Estate Management & Development 0.2%
a
CBRE Group, Inc., A ................................. United States 423 57,300
a
Cushman & Wakefield Ltd. ............................ United States 2,303 28,235
a
Jones Lang LaSalle, Inc. .............................. United States 194 59,038
Kennedy-Wilson Holdings, Inc. ......................... United States 533 5,767
150,340
Residential REITs 0.5%
Invitation Homes, Inc. ................................ United States 12,016 298,598
Mid-America Apartment Communities, Inc. ................ United States 428 52,267
Sun Communities, Inc. ............................... United States 424 53,407
404,272
Retail REITs 0.5%
Alexander's, Inc. .................................... United States 21 4,960

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Retail REITs (continued)
Brixmor Property Group, Inc. ........................... United States 1,926 $ 55,469
CBL & Associates Properties, Inc. ....................... United States 189 7,263
Kite Realty Group Trust ............................... United States 223 5,475
Simon Property Group, Inc. ............................ United States 2,145 400,107
SITE Centers Corp. .................................. United States 1,920 10,368
Tanger, Inc. ........................................ United States 147 4,995
Urban Edge Properties ............................... United States 259 5,175
493,812
Semiconductors & Semiconductor Equipment 8.7%
a
Advanced Micro Devices, Inc. .......................... United States 301 61,232
Advantest Corp. .................................... Japan 200 27,601
a
Ambarella, Inc. ..................................... United States 508 26,149
Applied Materials, Inc. ................................ United States 250 85,448
ASML Holding NV ................................... Netherlands 266 353,715
Broadcom, Inc. ..................................... United States 3,121 965,981
a
CEVA, Inc. ........................................ United States 120 2,242
a
Cirrus Logic, Inc. .................................... United States 461 66,670
a
Credo Technology Group Holding Ltd. .................... United States 463 43,462
a
FormFactor, Inc. .................................... United States 58 5,625
a
Impinj, Inc. ........................................ United States 155 15,918
a
Kioxia Holdings Corp. ................................ Japan 900 117,540
KLA Corp. ......................................... United States 44 64,786
Kulicke & Soffa Industries, Inc. ......................... Singapore 73 4,798
Lam Research Corp. ................................. United States 4,400 940,104
a
MaxLinear, Inc., A ................................... United States 356 6,191
Micron Technology, Inc. ............................... United States 189 63,852
a
Navitas Semiconductor Corp., A ........................ United States 555 4,867
NVIDIA Corp. ...................................... United States 25,966 4,528,470
QUALCOMM, Inc. ................................... United States 5,081 654,331
a
Rambus, Inc. ...................................... United States 381 32,777
a
Rigetti Computing, Inc. ............................... United States 141 1,980
SCREEN Holdings Co. Ltd. ............................ Japan 800 47,661
a
Semtech Corp. ..................................... United States 66 5,075
a
Silicon Laboratories, Inc. .............................. United States 23 4,787
8,131,262
Software 4.6%
a
ACI Worldwide, Inc. .................................. United States 229 9,391
a
Adobe, Inc. ........................................ United States 2,938 714,169
a
Alarm.com Holdings, Inc. ............................. United States 98 4,233
a
Appian Corp., A ..................................... United States 187 4,509
a
Arteris, Inc. ........................................ United States 1,074 17,657
a
Atlassian Corp., A ................................... United States 692 47,229
a
Autodesk, Inc. ...................................... United States 1,496 358,142
a
Blend Labs, Inc., A .................................. United States 5,616 9,547
a
Cadence Design Systems, Inc. ......................... United States 188 52,240
a
Cerence, Inc. ...................................... United States 690 4,354
a
Commvault Systems, Inc. ............................. United States 179 13,942
a
Crowdstrike Holdings, Inc., A ........................... United States 131 51,144
a
Daily Journal Corp. .................................. United States 9 4,341
a
DocuSign, Inc., A ................................... United States 1,188 56,323
a
Dropbox, Inc., A .................................... United States 2,259 51,324
a
Fortinet, Inc. ....................................... United States 347 28,357
InterDigital, Inc. ..................................... United States 105 31,710
Intuit, Inc. ......................................... United States 120 51,886
a
LiveRamp Holdings, Inc. .............................. United States 680 18,034
a
Manhattan Associates, Inc. ............................ United States 380 50,586

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Microsoft Corp. ..................................... United States 6,437 $ 2,382,784
a
Nice Ltd. .......................................... Israel 597 65,914
OneSpan, Inc. ...................................... United States 444 4,675
Oracle Corp. Japan .................................. Japan 200 10,847
a
PagerDuty, Inc. ..................................... United States 2,462 15,289
Pegasystems, Inc. ................................... United States 1,225 52,136
a
Q2 Holdings, Inc. ................................... United States 122 5,771
a
Rapid7, Inc. ....................................... United States 1,185 6,529
RingCentral, Inc., A .................................. United States 1,378 51,248
a
Rubrik, Inc., A ...................................... United States 1,013 49,607
Salesforce, Inc. ..................................... United States 286 53,388
SAP SE .......................................... Germany 628 107,063
a
SEMrush Holdings, Inc., A ............................. United States 444 5,301
a
ServiceNow, Inc. .................................... United States 460 48,093
a
Teradata Corp. ..................................... United States 1,955 50,107
a
Weave Communications, Inc. .......................... United States 977 4,514
a
Workday, Inc., A .................................... United States 383 49,759
a
Workiva, Inc., A ..................................... United States 77 4,592
a
Zoom Communications, Inc., A ......................... United States 746 59,971
4,606,706
Specialized REITs 0.5%
American Tower Corp. ................................ United States 951 164,124
EPR Properties ..................................... United States 1,042 52,058
Farmland Partners, Inc. ............................... United States 458 5,143
Outfront Media, Inc. ................................. United States 1,100 29,150
Public Storage ..................................... United States 189 51,196
VICI Properties, Inc., A ............................... United States 6,026 164,630
466,301
Specialty Retail 0.5%
a
Abercrombie & Fitch Co., A ............................ United States 344 31,431
American Eagle Outfitters, Inc. ......................... United States 436 7,281
a
AutoZone, Inc. ..................................... United States 18 60,800
Avolta AG ......................................... Switzerland 237 14,210
Buckle, Inc. (The) ................................... United States 95 4,784
a
Chewy, Inc., A ...................................... United States 2,276 61,452
Fast Retailing Co. Ltd. ................................ Japan 100 39,511
Home Depot, Inc. (The) ............................... United States 157 51,636
a
O'Reilly Automotive, Inc. .............................. United States 613 56,586
Ross Stores, Inc. ................................... United States 373 80,803
a
Sally Beauty Holdings, Inc. ............................ United States 480 6,648
TJX Cos., Inc. (The) ................................. United States 848 135,426
a
Ulta Beauty, Inc. .................................... United States 91 47,567
a
Urban Outfitters, Inc. ................................. United States 117 7,412
a
Victoria's Secret & Co. ............................... United States 525 24,339
629,886
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc. ........................................ United States 16,429 4,169,516
a
Everpure, Inc., A .................................... United States 950 56,088
a
IonQ, Inc. ......................................... United States 795 22,920
a
Sandisk Corp. ...................................... United States 129 81,959
4,330,483
Textiles, Apparel & Luxury Goods 0.3%
Asics Corp. ........................................ Japan 1,600 43,016
Carter's, Inc. ....................................... United States 581 20,777

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group Ltd. .............................. United States 227 $ 6,288
Hermes International SCA ............................. France 27 51,148
LVMH Moet Hennessy Louis Vuitton SE .................. France 13 7,106
Pandora A/S ....................................... Denmark 415 29,662
Tapestry, Inc. ...................................... United States 448 63,217
221,214
Tobacco 0.7%
Imperial Brands plc .................................. United Kingdom 2,621 106,276
Philip Morris International, Inc. ......................... United States 3,385 559,676
665,952
Trading Companies & Distributors 0.3%
AerCap Holdings NV ................................. Ireland 400 54,872
Bunzl plc .......................................... United Kingdom 323 9,724
McGrath RentCorp .................................. United States 55 6,065
Mitsubishi Corp. .................................... Japan 900 30,875
Mitsui & Co. Ltd. .................................... Japan 3,900 150,745
a
NPK International, Inc. ............................... United States 380 5,506
257,787
Transportation Infrastructure 0.0%
†
c
Aena SME SA, 144A, Reg S ........................... Spain 908 26,784
Water Utilities 0.0%
†
American States Water Co. ............................ United States 72 5,445
California Water Service Group ......................... United States 109 4,942
10,387
Wireless Telecommunication Services 0.2%
KDDI Corp. ........................................ Japan 7,600 129,403
Vodafone Group plc ................................. United Kingdom 60,680 91,527
220,930
Total Common Stocks (Cost $43,644,272) ....................................
70,959,561
Convertible Preferred Stocks 0.1%
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 131 8,499
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 113 6,606
Software 0.1%
Oracle Corp., D, 6.5% ................................ United States 197 8,867
Total Convertible Preferred Stocks (Cost $21,901) .............................
23,972
Principal
Amount
*
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 5,000 7,395
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 5,000 4,555

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 7,000 $ 7,591
Oil, Gas & Consumable Fuels 0.0%
†
c
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 5,000 5,753
Software 0.0%
†
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 12,000 11,977
Total Convertible Bonds (Cost $36,121) ......................................
37,271
Corporate Bonds 13.6%
Aerospace & Defense 0.7%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 5,000 4,945
Senior Note, 5.875%, 12/01/27 ....................... United States 15,000 15,007
Senior Note, 4.875%, 10/01/29 ....................... United States 5,000 4,937
Senior Note, 7.25%, 8/15/30 ......................... United States 10,000 10,377
c
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 10,000 10,190
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 5,000 5,108
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 3,000 2,824
Senior Bond, 6.125%, 2/15/33 ........................ United States 90,000 95,734
Senior Bond, 6.875%, 3/15/39 ........................ United States 10,000 10,994
Senior Bond, 5.875%, 2/15/40 ........................ United States 5,000 5,026
Senior Note, 2.7%, 2/01/27 .......................... United States 13,000 12,821
Senior Note, 6.259%, 5/01/27 ........................ United States 7,000 7,123
Senior Note, 6.298%, 5/01/29 ........................ United States 70,000 73,508
Senior Note, 5.15%, 5/01/30 ......................... United States 20,000 20,342
c
Bombardier, Inc. ,
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 10,000 10,648
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 5,000 5,170
c
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 5,000 4,948
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 35,000 36,488
Senior Note, 3%, 1/15/29 ........................... United States 57,000 55,002
Senior Note, 4.85%, 10/15/31 ........................ United States 15,000 15,177
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 5,000 4,980
Senior Bond, 5.15%, 2/27/33 ......................... United States 5,000 5,102
Senior Bond, 4.875%, 10/15/40 ....................... United States 20,000 19,052
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 35,000 35,034
c
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 10,000 10,253
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 5,000 5,106
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 15,000 15,008
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 5,000 5,059
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 10,000 10,139
516,102
Automobile Components 0.0%
†
c
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 20,000 20,758
c
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 10,000 10,086

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 10,000 $ 8,937
39,781
Automobiles 0.1%
c
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 2,000 2,100
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 20,000 20,091
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 35,000 36,548
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 8,000 8,148
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 5,000 4,980
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 4,000 4,083
75,950
Banks 2.1%
Banco Santander SA , Sub. Bond , 3.225% to 8/21/31, FRN
thereafter , 11/22/32 ................................ Spain 200,000 179,598
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 5,000 4,623
Sub. Bond, 6.11%, 1/29/37 .......................... United States 195,000 204,617
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 120,000 111,212
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 50,000 49,766
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 204,000 201,873
Sub. Bond, 4.45%, 9/29/27 .......................... United States 50,000 50,013
Sub. Bond, 4.75%, 5/18/46 .......................... United States 10,000 8,431
c
Commonwealth Bank of Australia , Senior Bond , 144A, 3.15% ,
9/19/27 ......................................... Australia 75,000 74,034
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 26,000 26,664
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 41,000 35,218
JPMorgan Chase & Co. ,
d
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 17,000 16,932
e
W, Junior Sub. Bond, FRN, 4.914%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 13,000 11,453
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 150,000 139,801
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 150,000 155,375
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 5,000 5,024
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 70,000 68,140
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 55,000 54,688
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 15,000 15,356
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 60,000 51,895
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 185,000 169,916
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 15,000 15,346
Westpac Banking Corp. , Sub. Bond , 2.963% , 11/16/40 .......
Australia 25,000 18,593
1,668,568

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 0.1%
AbbVie, Inc. ,
Senior Note, 4.8%, 3/15/29 .......................... United States 20,000 $ 20,324
Senior Note, 4.125%, 3/15/31 ........................ United States 5,000 4,929
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 23,000 22,292
Senior Bond, 5.75%, 3/02/63 ......................... United States 10,000 9,626
Senior Note, 5.15%, 3/02/28 ......................... United States 30,000 30,453
Senior Note, 5.25%, 3/02/30 ......................... United States 57,000 58,543
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 10,000 9,141
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30
United States 20,000 17,733
173,041
Broadline Retail 0.0%
†
Amazon.com, Inc. ,
Senior Note, 4.1%, 11/20/30 ......................... United States 5,000 4,944
Senior Note, 4.25%, 3/13/31 ......................... United States 5,000 4,964
c
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 12,000 11,739
c
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 15,000 15,322
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 15,000 15,126
52,095
Building Products 0.1%
c
JH North America Holdings, Inc. , Senior Secured Note , 144A,
6.125% , 7/31/32 ................................... United States 5,000 4,988
Johnson Controls International plc , Senior Bond , 4.95% , 7/02/64
United States 65,000 54,936
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 5,000 4,792
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 10,000 10,148
c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 10,000 10,320
c
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 15,000 15,021
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 10,000 9,897
c
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 10,000 9,432
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 5,000 4,485
124,019
Capital Markets 1.0%
Ares Capital Corp. ,
Senior Note, 2.15%, 7/15/26 ......................... United States 24,000 23,803
Senior Note, 7%, 1/15/27 ........................... United States 5,000 5,069
Senior Note, 2.875%, 6/15/27 ........................ United States 26,000 25,320
c
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 5,000 5,317
c
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 10,000 8,597
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 7,000 6,827
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 117,000 116,355
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 22,000 21,798
Sub. Bond, 5.95%, 1/15/27 .......................... United States 5,000 5,062
Intercontinental Exchange, Inc. , Senior Bond , 1.85% , 9/15/32 ..
United States 15,000 12,665

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
c
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 35,000 $ 34,641
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 5,000 5,077
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 10,000 9,969
c
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 30,000 26,509
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 16,000 16,773
Senior Note, 5.2%, 3/15/30 .......................... United States 15,000 15,117
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 50,000 44,051
Senior Bond, 5%, 8/05/34 ........................... United States 15,000 15,001
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 185,000 182,571
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 25,000 25,282
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 5,000 5,047
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 5,000 4,917
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 5,000 4,968
Sub. Bond, 3.95%, 4/23/27 .......................... United States 40,000 39,770
Sub. Bond, 5.297% to 4/19/32, FRN thereafter, 4/20/37 ..... United States 24,000 23,955
c
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 30,000 28,370
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 5,000 5,145
Senior Note, 5.35%, 6/28/28 ......................... United States 7,000 7,147
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 40,000 37,574
Senior Bond, 1.25%, 8/15/30 ......................... United States 9,000 7,850
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 10,000 10,113
780,660
Chemicals 0.0%
†
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 5,000 5,039
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 15,000 14,795
CF Industries, Inc. , Senior Bond , 4.95% , 6/01/43 ............
United States 20,000 17,862
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 10,000 6,448
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 25,000 25,752
c
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 10,000 9,958
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 15,000 14,838
c
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 15,000 14,805
109,497
Commercial Services & Supplies 0.3%
c
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 17,000 16,909
c
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 5,000 5,081
c
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 5,000 5,180
c
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 10,000 9,773
c
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 9.5% ,
2/15/33 ......................................... United States 20,000 19,430
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 100,000 102,194
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 20,000 20,260

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 5,000 $ 5,202
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 30,000 29,458
Senior Bond, 3.2%, 6/01/32 .......................... United States 2,000 1,849
Senior Bond, 5%, 3/01/34 ........................... United States 10,000 10,070
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 33,000 33,570
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 10,000 10,137
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 5,000 5,152
274,265
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 5,000 4,510
Senior Bond, 5.55%, 8/15/35 ......................... United States 35,000 35,797
Senior Note, 4.85%, 8/15/30 ......................... United States 5,000 5,037
c
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 10,000 9,895
55,239
Construction & Engineering 0.0%
†
c
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 5,000 5,127
Consumer Finance 0.7%
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 34,000 37,760
Senior Note, 4.75%, 6/09/27 ......................... United States 25,000 25,054
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 40,000 41,359
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 15,000 15,083
Senior Note, 4.731% to 4/24/28, FRN thereafter, 4/25/29 .... United States 30,000 30,197
c
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 37,000 37,923
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 10,000 9,935
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 5,000 4,911
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 92,000 79,344
c
Encore Capital Group, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/30 ......................................... United States 10,000 10,579
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 30,000 30,614
c
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 5,000 4,931
General Motors Financial Co., Inc. ,
Senior Note, 4.2%, 10/27/28 ......................... United States 10,000 9,900
Senior Note, 4.9%, 10/06/29 ......................... United States 23,000 23,120
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 7,000 6,968
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 10,000 9,651
Senior Note, 7.5%, 5/15/31 .......................... United States 5,000 5,030
Senior Note, 7.125%, 11/15/31 ....................... United States 10,000 9,917
Senior Note, 6.5%, 3/15/33 .......................... United States 10,000 9,568
401,844
Consumer Staples Distribution & Retail 0.2%
c
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 24,000 22,648

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail (continued)
c
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 25,000 $ 24,722
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 14,000 13,223
c
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 5,000 5,180
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 10,000 9,965
Walmart, Inc. , Senior Note , 4.35% , 4/28/30 ................
United States 40,000 40,395
116,133
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 5,000 4,958
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 23,000 22,524
Senior Secured Note, 5.5%, 4/15/28 ................... United States 2,000 2,040
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 15,000 14,210
c
Graphic Packaging International LLC , Senior Note , 144A, 3.5% ,
3/01/29 ......................................... United States 5,000 4,685
c
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/30 ................... United States 10,000 9,300
Senior Secured Note, 144A, 7.875%, 4/15/30 ............ United States 15,000 15,010
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 30,000 33,671
Senior Bond, 7.95%, 2/15/31 ......................... United States 10,000 11,339
117,737
Distributors 0.0%
†
c
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 10,000 9,487
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 10,000 9,820
19,307
Diversified REITs 0.1%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 5,000 4,897
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 15,000 13,386
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 30,000 30,038
Senior Note, 5.125%, 11/15/31 ....................... United States 30,000 29,798
c
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 10,000 9,926
88,045
Diversified Telecommunication Services 0.6%
c
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 15,000 14,900
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 25,000 25,780
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 60,000 50,799
Senior Bond, 4.75%, 5/15/46 ......................... United States 77,000 64,759
Senior Bond, 3.55%, 9/15/55 ......................... United States 41,000 26,685
Senior Note, 4.1%, 2/15/28 .......................... United States 15,000 14,931

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
c
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 10,000 $ 10,190
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 8,000 7,895
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 60,000 56,970
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 10,000 9,121
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 15,000 13,574
Senior Note, 144A, 7%, 2/01/33 ...................... United States 5,000 5,019
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 15,000 15,559
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 7,000 5,081
Senior Bond, 3.45%, 2/01/50 ......................... United States 19,000 12,471
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 73,000 83,866
c
Frontier Communications Holdings LLC , Senior Secured Note ,
144A, 8.75% , 5/15/30 ............................... United States 10,000 10,268
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 21,000 22,208
c
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 15,000 14,836
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 65,000 61,907
Senior Bond, 5.401%, 7/02/37 ........................ United States 76,000 75,759
Senior Bond, 3.7%, 3/22/61 .......................... United States 47,000 31,359
Senior Note, 2.1%, 3/22/28 .......................... United States 20,000 19,212
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 15,000 15,860
669,009
Electric Utilities 0.7%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 55,000 54,885
c
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 10,000 8,965
Commonwealth Edison Co. , Senior Bond , 5.9% , 3/15/36 ......
United States 28,000 29,749
Duke Energy Carolinas LLC , Senior Bond , 4.95% , 1/15/33 ....
United States 10,000 10,156
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 55,000 54,193
Senior Bond, 4.2%, 6/15/49 .......................... United States 70,000 53,372
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 5,000 5,450
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 15,000 14,770
c
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 30,000 30,302
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 5,000 5,083
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 25,000 24,100
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.45% ,
3/15/35 ......................................... United States 85,000 86,456
c
NRG Energy, Inc. ,
d
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 10,000 10,793
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 15,000 15,132
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 20,000 19,830
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 3.75% ,
4/01/45 ......................................... United States 75,000 57,771
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 5,000 4,848

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co., (continued)
Senior Note, 6.1%, 1/15/29 .......................... United States 50,000 $ 51,755
Senior Note, 5.55%, 5/15/29 ......................... United States 25,000 25,600
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 10,000 10,072
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 15,000 14,810
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 25,000 25,080
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 15,000 15,458
c
Vistra Operations Co. LLC ,
Senior Note, 144A, 5%, 7/31/27 ...................... United States 5,000 4,985
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 15,000 15,719
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 10,000 10,355
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 17,000 16,715
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 5,000 5,144
Senior Secured Note, 144A, 5.05%, 12/30/26 ............ United States 10,000 10,036
Senior Secured Note, 144A, 4.7%, 1/31/31 .............. United States 5,000 4,922
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 17,000 16,754
713,260
Electrical Equipment 0.0%
†
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 10,000 9,855
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 5,000 4,964
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 15,000 14,290
c
Sensata Technologies, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 United States 20,000 18,565
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 20,000 19,224
57,043
Energy Equipment & Services 0.2%
c
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 5,000 4,954
c
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 5,000 5,083
Senior Note, 144A, 7.25%, 2/15/29 .................... United States 10,000 10,366
Senior Note, 144A, 5.875%, 4/01/31 ................... United States 5,000 5,028
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 10,000 10,115
c
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 15,000 15,636
c
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 3,077 3,164
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 15,000 14,421
c
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 17,500 18,254
c
Senior Secured Note, 144A, 7.875%, 10/15/32 ........... United States 5,000 5,346
c
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 8,000 8,158
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 15,000 15,336
115,861
Entertainment 0.2%
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 10,000 6,613
c
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 5,000 5,009
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 10,000 10,406

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Netflix, Inc., (continued)
c
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 63,000 $ 65,082
c,f
OAK-Eagle Acquireco, Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 10,000 10,476
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 15,000 15,551
Walt Disney Co. (The) , Senior Bond , 7.75% , 12/01/45 ........
United States 40,000 49,727
162,864
Financial Services 0.2%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 20,000 19,535
c
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 10,000 9,544
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 15,000 14,129
c
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 10,000 10,797
c
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 20,000 19,695
c
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 5,000 5,055
c
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 15,000 15,749
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 15,000 15,649
c
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 30,000 25,662
c
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 35,000 34,580
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 10,000 10,009
c
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 25,000 24,147
c
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 25,000 25,259
c
Rocket Cos., Inc. ,
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 15,000 15,473
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 10,000 10,120
255,403
Food Products 0.3%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 2,000 1,868
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 10,000 10,231
c
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 15,000 15,169
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Bond, 5.5%, 1/15/36 .......................... United States 50,000 50,054
Senior Note, 3%, 2/02/29 ........................... United States 7,000 6,719
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 2,000 1,700
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 6,000 6,768
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 5,000 5,410
Senior Bond, 4.625%, 10/01/39 ....................... United States 5,000 4,412
Senior Note, 3%, 6/01/26 ........................... United States 19,000 18,955
c
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 5,000 4,940
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 10,000 9,758
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 40,000 40,257
Senior Note, 144A, 4.8%, 3/01/30 ..................... United States 40,000 40,429
Senior Note, 144A, 5%, 3/01/32 ...................... United States 45,000 45,546

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
c
Mars, Inc., (continued)
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 5,000 $ 5,049
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 5,000 4,952
272,217
Ground Transportation 0.1%
c
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 5,000 5,169
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 70,000 57,835
c
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 16,000 15,887
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 10,000 9,970
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 30,000 30,400
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 20,000 20,560
139,821
Health Care Equipment & Supplies 0.3%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 5,000 5,169
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 37,000 34,512
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 15,000 10,538
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 5,000 4,968
Senior Note, 4.8%, 8/14/29 .......................... United States 35,000 35,324
c
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 10,000 9,918
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 30,000 29,038
129,467
Health Care Providers & Services 0.4%
c
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 20,000 18,863
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 10,000 10,741
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 10,000 10,391
c
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 10,000 10,351
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 15,000 15,469
Senior Bond, 1.875%, 2/28/31 ........................ United States 5,000 4,367
Senior Bond, 4.78%, 3/25/38 ......................... United States 10,000 9,221
Senior Note, 5%, 9/15/32 ........................... United States 13,000 13,015
c
DaVita, Inc. , Senior Note , 144A, 6.875% , 9/01/32 ........... United States 30,000 30,759
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 22,000 22,002
Senior Note, 5.45%, 4/01/31 ......................... United States 35,000 35,883
Senior Note, 3.625%, 3/15/32 ........................ United States 45,000 41,832
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 25,000 25,500
Tenet Healthcare Corp. ,
c
Senior Note, 144A, 6%, 11/15/33 ...................... United States 10,000 10,127
Senior Secured Note, 6.125%, 6/15/30 ................. United States 15,000 15,116
273,637

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs 0.0%
†
c
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 25,000 $ 25,365
Health Care Technology 0.0%
†
c
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 20,000 18,794
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 30,000 30,502
49,296
Hotel & Resort REITs 0.0%
†
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 5,000 5,108
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 10,000 10,189
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 5,000 5,095
Senior Note, 144A, 5.75%, 3/15/34 .................... United States 5,000 4,938
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 5,000 5,054
30,384
Hotels, Restaurants & Leisure 0.3%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 25,000 23,511
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 5,000 4,991
c
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 20,000 19,033
c
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 15,000 14,435
Senior Note, 144A, 6%, 10/15/32 ..................... United States 5,000 4,606
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 10,000 10,128
c
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 25,000 24,830
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 10,000 10,085
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 10,000 10,129
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 10,000 10,009
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 5,000 5,053
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 25,000 24,422
c
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 10,000 9,895
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 15,000 14,022
c
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 10,000 9,762
c
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 25,000 24,907
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 22,000 22,197
c
Light & Wonder International, Inc. , Senior Note , 144A, 7.25% ,
11/15/29 ........................................ United States 15,000 15,298
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 40,000 36,804
c
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 15,000 15,366
c
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 10,000 10,417
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 5,000 4,966
c
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 10,000 9,986
c
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 5,000 4,990
Royal Caribbean Cruises Ltd. ,
Senior Bond, 5.375%, 1/15/36 ........................ United States 5,000 4,914
c
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 10,000 10,101
c
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 5,000 5,113

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd., (continued)
c
Senior Note, 144A, 6%, 2/01/33 ...................... United States 20,000 $ 20,205
c
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 15,000 12,917
c
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 15,000 15,070
c
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 5,000 5,012
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 15,000 15,832
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 25,000 26,220
455,226
Household Durables 0.1%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 15,000 14,493
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 5,000 4,937
Senior Note, 1.3%, 10/15/26 ......................... United States 60,000 59,132
c
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 5,000 4,951
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 5,000 4,950
c
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 10,000 10,238
c
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 10,000 9,931
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 5,000 5,017
Senior Note, 144A, 5.75%, 11/15/32 ................... United States 5,000 5,010
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 12,000 11,955
c
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 10,000 9,693
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 20,000 19,180
159,487
Household Products 0.0%
†
c
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 10,000 9,522
Independent Power and Renewable Electricity Producers 0.0%
†
c
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 5,000 4,561
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 5,000 4,633
Senior Note, 144A, 5.75%, 1/15/34 .................... United States 10,000 9,834
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 15,000 15,341
Senior Note, 4.4%, 1/15/31 .......................... United States 10,000 9,874
c
Senior Note, 144A, 5%, 2/01/31 ...................... United States 5,000 5,015
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 5,000 4,838
A, Senior Note, 4.25%, 10/01/30 ...................... United States 20,000 19,750
c
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 15,000 15,112
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 15,000 14,844
c,d
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 5,000 5,056

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
c,d
Vistra Corp., (continued)
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 15,000 $ 15,030
123,888
Industrial Conglomerates 0.1%
Honeywell International, Inc. , Senior Bond , 3.812% , 11/21/47 ..
United States 55,000 41,845
Industrial REITs 0.0%
†
Prologis LP , Senior Bond , 2.25% , 4/15/30 .................
United States 10,000 9,211
Insurance 0.2%
c
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 5,000 4,957
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 5,000 5,027
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 20,000 19,367
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 10,000 10,090
c
Asurion LLC / Asurion Co-Issuer, Inc. ,
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 10,000 10,383
Senior Secured Note, 144A, 8.375%, 2/01/34 ............ United States 20,000 19,431
c
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 20,000 20,118
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 60,000 55,901
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 25,000 25,025
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 29,000 25,434
Senior Bond, 2.85%, 10/15/50 ........................ United States 10,000 6,283
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 5,000 5,016
Senior Note, 4.9%, 6/23/30 .......................... United States 12,000 11,992
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ......
United States 10,000 10,024
c
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 10,000 10,029
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 14,000 14,080
c
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 15,000 15,210
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 5,000 5,023
c
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 5,000 5,086
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 22,000 22,054
c
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 15,000 15,072
315,602
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Note, 4.1%, 11/15/30 ......................... United States 10,000 9,935
Senior Note, 4.1%, 2/15/31 .......................... United States 5,000 4,966
Meta Platforms, Inc. ,
Senior Bond, 5.625%, 11/15/55 ....................... United States 15,000 14,071
Senior Note, 3.5%, 8/15/27 .......................... United States 40,000 39,719
68,691

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.1%
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 35,000 $ 30,556
c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 10,000 9,951
40,507
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 6,000 6,001
Machinery 0.0%
†
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 25,000 25,621
c
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 5,000 5,256
c
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 10,000 10,095
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 9,000 8,998
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 15,000 13,929
c
Terex Corp. , Senior Note , 144A, 5% , 5/15/29 ............... United States 10,000 9,859
73,758
Media 0.4%
c
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 10,000 9,159
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 10,000 7,399
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 110,000 68,146
Senior Secured Note, 2.25%, 1/15/29 .................. United States 27,000 25,240
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 5,000 5,027
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 5,000 5,236
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 15,000 15,896
c
Directv Financing LLC ,
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 10,000 9,990
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 5,000 4,981
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 3,000 2,999
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 10,000 10,216
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 10,000 9,664
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 15,000 16,213
c
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 20,000 19,435
c
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 15,000 15,013
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 10,000 7,433
c
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 15,000 14,988
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 5,000 4,948
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 10,000 10,215
c
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 4,000 3,913
c
Nexstar Media, Inc. ,
Senior Note, 144A, 4.75%, 11/01/28 ................... United States 10,000 9,840
f
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 20,000 20,081
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 15,000 15,123
Omnicom Group, Inc. , Senior Note , 4.65% , 10/01/28 .........
United States 47,000 47,114
c
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 5,000 4,827
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 5,000 5,217

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 12,000 $ 11,799
Senior Note, 3.7%, 6/01/28 .......................... United States 5,000 4,838
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 30,000 30,525
c
Sirius XM Radio LLC , Senior Bond , 144A, 3.875% , 9/01/31 .... United States 15,000 13,632
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 65,000 68,256
c
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 10,000 10,314
507,677
Metals & Mining 0.2%
c
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 13,000 12,981
c
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 10,000 9,688
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 5,000 4,890
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 5,000 4,628
Senior Note, 4.125%, 1/15/30 ........................ United States 5,000 4,767
c
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 10,000 10,227
c
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 34,000 30,929
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 15,000 15,358
Senior Note, 144A, 5.371%, 4/04/29 ................... Australia 10,000 10,211
c
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 15,000 15,003
c
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 5,000 5,114
c
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 15,000 14,201
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 15,000 15,142
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 15,000 14,726
167,865
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
c
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 15,000 14,888
Multi-Utilities 0.3%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 10,000 10,160
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 45,000 38,139
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 45,000 45,149
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 10,000 10,067
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 15,000 14,592
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 15,000 14,245
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 85,000 83,837
216,189
Oil, Gas & Consumable Fuels 0.8%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 2/15/31 ..................... United States 10,000 10,630
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 .........
Canada 2,000 2,188
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 80,000 79,675

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 10,000 $ 10,471
c
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 5,000 4,522
c
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 10,000 10,224
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 15,000 15,694
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 30,000 29,992
Energy Transfer LP ,
d
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 86,000 86,077
Senior Bond, 3.75%, 5/15/30 ......................... United States 30,000 29,009
Senior Note, 5.5%, 6/01/27 .......................... United States 6,000 6,057
c
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 30,000 30,022
c
Hess Midstream Operations LP ,
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 5,000 5,110
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 5,000 4,807
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 5,000 4,963
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ...................... United States 5,000 4,863
Senior Bond, 144A, 6.25%, 4/15/32 .................... United States 5,000 4,842
Senior Bond, 144A, 6.875%, 5/15/34 ................... United States 10,000 9,790
Senior Note, 144A, 6%, 4/15/30 ...................... United States 5,000 4,870
Senior Note, 144A, 8.375%, 11/01/33 .................. United States 10,000 10,441
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 15,000 17,206
Senior Note, 1.75%, 11/15/26 ........................ United States 10,000 9,846
Senior Note, 5%, 2/01/29 ........................... United States 5,000 5,076
c
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 25,000 25,107
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 15,000 16,702
Senior Bond, 6.2%, 3/15/40 .......................... United States 35,000 35,772
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 45,000 44,535
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 10,000 10,012
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 20,000 20,135
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 30,000 29,855
c
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 5,000 4,963
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 25,000 25,129
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 5,000 4,927
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 5,000 4,896
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 9,000 8,989
c
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 15,000 14,678
c
Venture Global LNG, Inc. ,
d
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 15,000 14,953
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 15,000 16,227
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 10,000 10,405
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 15,000 16,117
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 5,000 5,607
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 5,000 5,299

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Venture Global Plaquemines LNG LLC, (continued)
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 5,000 $ 5,499
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 12,000 12,101
Senior Note, 4.9%, 8/01/30 .......................... United States 13,000 13,016
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 16,000 16,357
757,656
Paper & Forest Products 0.0%
†
c
Magnera Corp. ,
Senior Secured Note, 144A, 4.75%, 11/15/29 ............ United States 5,000 4,519
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 10,000 9,267
13,786
Passenger Airlines 0.0%
†
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 833 834
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 10,000 9,952
c
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 15,000 14,854
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 15,000 14,727
40,367
Personal Care Products 0.0%
†
c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note, 144A, 6.625%, 7/15/30 ................... United States 5,000 4,962
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 15,000 14,609
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 26,000 26,217
45,788
Pharmaceuticals 0.5%
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 15,000 13,412
Senior Note, 4.75%, 2/12/30 ......................... United States 29,000 29,532
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 50,000 38,957
Novartis Capital Corp. ,
Senior Bond, 4%, 11/20/45 .......................... United States 80,000 65,768
Senior Note, 4.1%, 11/05/30 ......................... United States 15,000 14,838
Senior Note, 4.4%, 3/18/31 .......................... United States 10,000 10,000
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 71,000 70,751
Senior Bond, 5.3%, 5/19/53 .......................... United States 8,000 7,440
Senior Note, 4.45%, 5/19/28 ......................... United States 6,000 6,036
Royalty Pharma plc ,
Senior Bond, 5.2%, 9/25/35 .......................... United States 20,000 19,746
Senior Note, 2.2%, 9/02/30 .......................... United States 20,000 18,019
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 25,000 24,248
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 9,000 8,177
326,924
Professional Services 0.1%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 15,000 15,279

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Professional Services (continued)
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 35,000 $ 35,329
50,608
Semiconductors & Semiconductor Equipment 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.5% , 1/15/28 .................................... United States 90,000 88,944
Broadcom, Inc. ,
Senior Note, 3.459%, 9/15/26 ........................ United States 25,000 24,947
Senior Note, 5.05%, 7/12/29 ......................... United States 10,000 10,208
Senior Note, 5.05%, 4/15/30 ......................... United States 10,000 10,195
Senior Note, 4.2%, 10/15/30 ......................... United States 5,000 4,944
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 55,000 52,463
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 10,000 10,038
c
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 5,000 5,062
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 5,000 5,012
211,813
Software 0.1%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 25,000 24,926
c
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 5,000 4,828
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 5,000 4,883
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 15,000 12,409
Oracle Corp. ,
Senior Bond, 5.375%, 7/15/40 ........................ United States 35,000 30,668
Senior Bond, 4%, 11/15/47 .......................... United States 37,000 24,512
Senior Note, 4.55%, 2/04/29 ......................... United States 10,000 9,876
Senior Note, 4.45%, 9/26/30 ......................... United States 5,000 4,820
Senior Note, 4.95%, 2/04/31 ......................... United States 10,000 9,788
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 10,000 9,012
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 5,000 5,003
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 30,000 26,041
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 20,000 20,152
c
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 15,000 14,673
201,591
Specialized REITs 0.3%
American Tower Corp. ,
Senior Bond, 2.7%, 4/15/31 .......................... United States 5,000 4,539
Senior Note, 2.75%, 1/15/27 ......................... United States 125,000 123,442
Senior Note, 4.9%, 3/15/30 .......................... United States 10,000 10,094
Crown Castle, Inc. ,
Senior Bond, 3.7%, 6/15/26 .......................... United States 12,000 11,982
Senior Bond, 3.65%, 9/01/27 ......................... United States 34,000 33,603
Senior Bond, 3.8%, 2/15/28 .......................... United States 25,000 24,650
Senior Note, 1.05%, 7/15/26 ......................... United States 23,000 22,782
Senior Note, 4.9%, 9/01/29 .......................... United States 10,000 10,059
c
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 25,000 24,940
c
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 20,000 20,007
286,098

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 20,000 $ 18,186
c
Senior Note, 144A, 4%, 10/01/29 ..................... United States 15,000 14,601
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 20,000 20,152
Senior Bond, 5.3%, 6/25/54 .......................... United States 20,000 18,708
71,647
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 27,000 22,339
Senior Bond, 4.375%, 5/13/45 ........................ United States 64,000 56,053
Senior Bond, 3.95%, 8/08/52 ......................... United States 20,000 15,538
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 34,000 33,840
Senior Note, 4.85%, 10/15/31 ........................ United States 10,000 9,935
c
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 5,000 4,490
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 10,000 10,171
152,366
Textiles, Apparel & Luxury Goods 0.0%
†
c
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 10,000 9,606
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 5,000 5,055
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 5,000 5,339
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 20,000 19,582
Philip Morris International, Inc. ,
Senior Note, 4.875%, 2/13/29 ........................ United States 60,000 60,905
Senior Note, 5.125%, 2/15/30 ........................ United States 43,000 43,886
Senior Note, 4.375%, 4/30/30 ........................ United States 30,000 29,848
Senior Note, 4.75%, 11/01/31 ........................ United States 15,000 15,074
179,689
Trading Companies & Distributors 0.2%
Air Lease Corp. ,
Senior Note, 5.3%, 6/25/26 .......................... United States 48,000 48,089
Senior Note, 5.85%, 12/15/27 ........................ United States 15,000 15,318
Senior Note, 2.1%, 9/01/28 .......................... United States 65,000 61,167
c
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 15,000 15,560
c
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 10,000 10,342
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 15,000 15,675
c
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 5,000 5,085
c
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 10,000 9,726
c
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 20,000 20,417
c
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 10,000 10,138
c
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 5,000 5,096
Senior Note, 144A, 5.25%, 4/15/31 .................... United States 5,000 4,982
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 15,000 15,372

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
c
WESCO Distribution, Inc., (continued)
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 5,000 $ 5,098
242,065
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 65,000 65,679
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 10,000 9,225
Senior Bond, 2.25%, 11/15/31 ........................ United States 60,000 52,755
Senior Note, 3.75%, 4/15/27 ......................... United States 78,000 77,532
Senior Note, 3.375%, 4/15/29 ........................ United States 15,000 14,540
Senior Note, 3.875%, 4/15/30 ........................ United States 7,000 6,819
Senior Note, 5.125%, 5/15/32 ........................ United States 10,000 10,147
Senior Note, 6.7%, 12/15/33 ......................... United States 15,000 16,524
253,221
Total Corporate Bonds (Cost $12,906,031) ....................................
12,574,474
Senior Floating Rate Interests 0.4%
g
Aerospace & Defense 0.0%
†
TransDigm, Inc., First Lien, CME Term Loan, K, 5.923%, (1-month
SOFR + 2.25%), 3/22/30 ............................ United States 9,950 9,961
TransDigm, Inc., First Lien, CME Term Loan, N, 6.16%, (3-month
SOFR + 2.5%), 2/14/33 ............................. United States 3,488 3,494
13,455
a a a a a a
Air Freight & Logistics 0.0%
†
g
Rand Parent LLC, First Lien, CME Term Loan, B, 6.7%, (3-month
SOFR + 3%), 3/18/30 ............................... United States 8,906 8,906
Automobile Components 0.0%
†
g
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 7.678%, (3-month SOFR + 3.75%), 10/04/28 ........ United States 9,846 9,670
Broadline Retail 0.0%
†
g
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.95%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 4,572 4,539
Building Products 0.0%
†
g
Advanced Drainage Systems, Inc., First Lien, Initial CME Term
Loan, 5.241%, (12-month SOFR + 1.75%), 2/11/33 ........ United States 3,556 3,577
Capital Markets 0.0%
†
g
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.673%, (3-month SOFR + 2%), 12/15/31 ................ United States 9,921 9,752
g
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan, 7.417%,
(3-month SOFR + 3.75%), 4/06/29 ..................... United States 9,922 9,573
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.211%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 3,549 3,323
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.417%, (3-month SOFR + 1.75%), 10/29/32 ............. United States 3,601 3,625
16,521
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Commercial Services & Supplies 0.0%
†
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.423%, (1-month SOFR + 2.75%), 10/23/28 .. United States 4,682 $ 4,690
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.414%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 9,950 9,829
14,519
a a a a a a
Containers & Packaging 0.0%
†
g
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.668%, (1-month SOFR + 3%), 9/30/32 ......... United States 4,933 4,892
Distributors 0.1%
g
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.672%, (3-month SOFR + 4%), 11/30/30 ........... United States 13,611 13,261
g
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.418%, (1-month SOFR + 1.75%), 9/30/31 .............. United States 9,949 9,937
Constellation Renewables LLC, First Lien, CME Term Loan,
5.673%, (3-month SOFR + 2%), 12/15/27 ................ United States 6,307 6,321
16,258
a a a a a a
g
Entertainment 0.0%
†
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B, 5.675%, (1-month SOFR + 2%), 10/21/32 ............. United States 8,110 8,123
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.537%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 9,922 9,360
17,483
a a a a a a
g
Financial Services 0.0%
†
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.38%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 9,950 9,929
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.418%, (1-month SOFR + 1.75%), 11/05/32 ..... United States 3,537 3,536
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 8,520 8,414
21,879
a a a a a a
g
Food Products 0.0%
†
Froneri US, Inc., First Lien, CME Term Loan, B6, 5.877%,
(6-month SOFR + 2.25%), 9/30/32 ..................... United States 10,287 10,108
TreeHouse Foods, Inc., First Lien, Initial CME Term Loan,
7.923%, (1-month SOFR + 4.25%), 2/11/33 .............. United States 2,500 2,492
12,600
a a a a a a
g
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.418%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 4,697 4,713
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.418%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 2,690 2,697
7,410
a a a a a a
g
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.418%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 9,499 9,489

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.918%, (1-month SOFR + 2.25%), 2/06/30 ... United States 9,908 $ 9,648
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.918%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 14,744 14,486
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.422%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 9,949 9,865
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 6.173%,
(1-month SOFR + 2.5%), 5/03/29 ...................... United States 9,948 9,987
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.668%, (1-month SOFR + 2%), 11/03/32 United States 7,082 7,048
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.652%, (3-month SOFR + 3%), 4/04/29 ... United States 4,913 4,846
65,369
a a a a a a
Household Products 0.0%
†
g
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.675%, (1-month SOFR + 2%), 3/19/32 ................ United States 8,831 8,831
Independent Power and Renewable Electricity Producers 0.0%
†
g
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B, 5.668%, (1-month SOFR + 2%), 11/25/32 ..... United States 10,551 10,572
IT Services 0.0%
†
g
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.669%, (1-month SOFR + 3%), 6/27/31 ................ United States 9,875 9,814
g
Media 0.1%
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 5.911%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 9,925 9,935
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.787%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 3,031 3,043
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.178%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 14,564 14,623
Nexstar Media, Inc., First Lien, CME Term Loan, B, 6.173%,
(1-month SOFR + 2.5%), 6/28/32 ...................... United States 9,950 9,860
37,461
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
g
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 6.925%, (1-month SOFR + 3.25%), 6/13/30 . United States 1,985 1,991
Oil, Gas & Consumable Fuels 0.0%
†
g
CQP Holdco LP, First Lien, CME Term Loan, B, 5.423%, (1-month
SOFR + 1.75%), 12/31/32 ........................... United States 9,975 9,939
Passenger Airlines 0.0%
†
g
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.918%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 9,950 9,875
g
Pharmaceuticals 0.1%
1261229 BC Ltd., First Lien, Initial CME Term Loan, 9.918%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 4,963 4,803
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.418%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 12,838 12,789
17,592
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Professional Services 0.0%
†
g
SS&C Technologies, Inc., First Lien, CME Term Loan, B8,
5.673%, (1-month SOFR + 2%), 5/09/31 ................ United States 9,322 $ 9,302
g
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 6.922%, (3-month SOFR + 3.25%), 8/16/32 ....... United States 1,509 1,385
Rocket Software, Inc., First Lien, CME Term Loan, 7.423%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 8,821 8,481
9,866
a a a a a a
Textiles, Apparel & Luxury Goods 0.0%
†
g
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.16%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 9,824 7,833
Wireless Telecommunication Services 0.0%
†
g
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.168%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 4,838 4,855
Total Senior Floating Rate Interests (Cost $382,067) ...........................
378,022
Foreign Government and Agency Securities 0.2%
Brazil Government Bond , Senior Bond , 8.25% , 1/20/34 .......
Brazil 30,000 34,053
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 17,000 15,119
c
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 10,000 10,440
Mexico Government Bond , Senior Bond , 8.3% , 8/15/31 .......
Mexico 30,000 34,928
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 20,000 18,272
Philippines Government Bond , Senior Bond , 9.5% , 2/02/30 ....
Philippines 20,000 23,457
Poland Government Bond , 4.875% , 2/12/30 ...............
Poland 30,000 30,682
c
Romania Government Bond , Senior Bond , 144A, 2.875% , 5/26/28 Romania 20,000 EUR 22,672
Turkiye Government Bond , Senior Bond , 11.875% , 1/15/30 ....
Turkiye 10,000 11,871
Uruguay Government Bond , Senior Bond , 4.375% , 10/27/27 ...
Uruguay 26,667 26,749
Total Foreign Government and Agency Securities (Cost $229,273) ..............
228,243
Asset-Backed Securities 0.1%
Consumer Staples Distribution & Retail 0.1%
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 1,000 1,009
c
2013, 144A, 4.704%, 1/10/36 ......................... United States 28,708 27,109
28,118
a a a a a a
Financial Services 0.0%
†
g
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 4.593% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 9,620 9,580
g
New Century Home Equity Loan Trust , 2003-4 , M1 , FRN , 4.918% ,
( 1-month SOFR + 1.239% ), 10/25/33 . .................. United States 15,810 15,813
g
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 4.843% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 5,659 5,626
31,019
a a a a a a
Total Asset-Backed Securities (Cost $59,939) .................................
59,137

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 0.5%
Financial Services 0.5%
c
1166 Avenue of the Americas Commercial Mortgage Trust II ,
2005-C6A , A3 , 144A, 5.69% , 10/13/37 .................. United States 12,000 $ 12,271
Barclays Commercial Mortgage Trust , 2019-C3 , C , 4.178% ,
5/15/52 ......................................... United States 10,000 9,126
h
BBCMS Mortgage Trust ,
2026-5C40, AS, FRN, 5.529%, 2/15/59 ................. United States 10,000 10,148
2026-5C40, B, FRN, 5.78%, 2/15/59 ................... United States 15,000 15,227
Benchmark Mortgage Trust ,
2020-B17, A2, 2.211%, 3/15/53 ....................... United States 6,668 6,336
2026-V21, AS, 5.506%, 3/15/31 ....................... United States 14,000 14,176
h
CD Mortgage Trust , 2017-CD6 , B , FRN , 3.911% , 11/13/50 ..... United States 14,000 13,273
h
CFCRE Commercial Mortgage Trust , 2017-C8 , B , FRN , 4.199% ,
6/15/50 ......................................... United States 14,000 13,590
h
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 10,000 9,779
Citigroup Commercial Mortgage Trust ,
2016-C3, A4, 3.154%, 11/15/49 ....................... United States 21,000 20,823
2020-GC46, A2, 2.708%, 2/15/53 ...................... United States 10,691 10,107
h
COMM Mortgage Trust ,
2014-CR17, C, FRN, 4.471%, 5/10/47 .................. United States 15,000 14,178
2018-COR3, AM, FRN, 4.3%, 5/10/51 .................. United States 10,000 9,365
c,h,i
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.048% , 1/15/49 ......................... United States 453,893 106
CSAIL Commercial Mortgage Trust ,
h
2015-C1, B, FRN, 3.742%, 4/15/50 .................... United States 20,929 20,186
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 16,000 15,952
h
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 15,000 14,837
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 13,000 11,842
h,i
2020-C19, XA, IO, FRN, 1.085%, 3/15/53 ................ United States 1,011,930 32,505
h,i
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.589% , 12/15/49 .... United States 602,769 655
h
GS Mortgage Securities Trust , 2015-GC30 , B , FRN , 3.887% ,
5/10/50 ......................................... United States 9,813 9,550
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
JP3 , AS , 3.144% , 8/15/49 ........................... United States 10,000 9,710
h
JPMBB Commercial Mortgage Securities Trust , 2014-C18 , C ,
FRN , 4.474% , 2/15/47 .............................. United States 10,000 9,775
h
JPMCC Commercial Mortgage Securities Trust , 2017-JP5 , AS ,
FRN , 3.876% , 3/15/50 .............................. United States 10,000 9,755
h
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, C, FRN, 4.755%, 6/15/51 .................... United States 11,000 10,110
i
2018-C8, XA, IO, FRN, 0.587%, 6/15/51 ................. United States 828,657 8,111
Morgan Stanley Bank of America Merrill Lynch Trust ,
c,h
2012-C5, E, 144A, FRN, 4.559%, 8/15/45 ............... United States 5,227 5,204
h
2013-C10, B, FRN, 3.951%, 7/15/46 ................... United States 11,014 10,471
h
2015-C22, C, FRN, 3.97%, 4/15/48 .................... United States 31,000 27,097
2016-C30, AS, 3.175%, 9/15/49 ....................... United States 19,000 18,406
h
2016-C32, AS, FRN, 3.994%, 12/15/49 ................. United States 22,000 21,575
h,i
Morgan Stanley Capital I Trust , 2018-H3 , XA , IO, FRN , 0.78% ,
7/15/51 ......................................... United States 1,076,670 15,454
c,h
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 ......... United States 10,000 9,968
Wells Fargo Commercial Mortgage Trust ,
h
2015-LC20, C, FRN, 4.056%, 4/15/50 .................. United States 3,683 3,611
c
2016-C33, D, 144A, 3.123%, 3/15/59 ................... United States 9,712 9,499
h
2020-C57, C, FRN, 4.023%, 8/15/53 ................... United States 16,000 14,642
c,h
WFRBS Commercial Mortgage Trust ,
j
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 8,056 2,961

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
c,h
WFRBS Commercial Mortgage Trust, (continued)
2013-C15, D, 144A, FRN, 4.152%, 8/15/46 .............. United States 9,951 $ 7,015
457,396
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $471,575) .................
457,396
Mortgage-Backed Securities 10.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year, 3%, 1/01/48 ...................... United States 485,123 435,529
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 9,082 9,396
444,925
Federal National Mortgage Association (FNMA) Fixed Rate 7.1%
FNMA, 4%, 1/01/57 .................................. United States 27,646 26,193
FNMA, 30 Year, 2.5%, 7/01/51 ......................... United States 704,116 593,040
FNMA, 30 Year, 3%, 4/01/46 - 11/01/48 ................... United States 316,431 284,756
FNMA, 30 Year, 5%, 9/01/52 ........................... United States 711,200 706,495
k
Uniform Mortgage-Backed Securities, 2%, TBA, 4/25/56 ...... United States 50,000 40,285
k
Uniform Mortgage-Backed Securities, 2.5%, TBA, 4/25/41 ..... United States 1,000,000 944,954
k
Uniform Mortgage-Backed Securities, 2.5%, TBA, 4/25/56 ..... United States 2,080,000 1,749,150
k
Uniform Mortgage-Backed Securities, 3.5%, TBA, 4/25/56 ..... United States 1,000,000 916,878
k
Uniform Mortgage-Backed Securities, 5%, TBA, 4/25/41 ...... United States 30,000 30,224
k
Uniform Mortgage-Backed Securities, 5%, TBA, 4/25/56 ...... United States 1,200,000 1,183,633
k
Uniform Mortgage-Backed Securities, 6%, TBA, 4/25/56 ...... United States 100,000 101,949
6,577,557
Government National Mortgage Association (GNMA) Fixed Rate 2.5%
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 383,545 391,962
k
GNMA II, Single-family, 30 Year, 2%, 4/15/56 ............... United States 30,000 24,790
GNMA II, Single-family, 30 Year, 3%, 10/20/50 .............. United States 371,388 332,333
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 4/20/51 ....... United States 373,042 334,209
k
GNMA II, Single-family, 30 Year, 3%, 4/15/56 ............... United States 1,000,000 892,906
GNMA II, Single-family, 30 Year, 5.5%, 6/20/53 - 7/20/53 ...... United States 214,207 218,975
k
GNMA II, Single-family, 30 Year, 6%, 4/15/56 ............... United States 100,000 101,696
GNMA II, Single-family, 30 Year, 6.5%, 5/20/37 - 11/20/39 ..... United States 77,900 83,832
2,380,703
Total Mortgage-Backed Securities (Cost $9,759,936) ...........................
9,403,185
Residential Mortgage-Backed Securities 0.6%
Financial Services 0.6%
c
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 50,215 50,656
g
Alternative Loan Trust ,
2006-OA10, 4A1, FRN, 4.173%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 53,053 47,339
2006-OA7, 1A2, FRN, 4.799%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 31,065 30,939
c,g
Chase Home Lending Mortgage Trust , 2024-11 , A11 , 144A, FRN ,
4.912% , ( 30-day SOFR Average + 1.25% ), 11/25/55 ........ United States 38,161 38,214
h
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 5.691% ,
5/25/35 ......................................... United States 3,145 3,118
c,h
Ellington Financial Mortgage Trust , 2020-2 , A2 , 144A, FRN ,
1.486% , 10/25/65 .................................. United States 12,408 11,839
c,g
FHLMC STACR REMIC Trust ,
2022-DNA2, M1A, 144A, FRN, 4.962%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 11,642 11,644

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c,g
FHLMC STACR REMIC Trust, (continued)
2022-DNA5, M1A, 144A, FRN, 6.612%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 5,654 $ 5,739
2025-DNA1, A1, 144A, FRN, 4.612%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 26,765 26,729
2025-DNA3, M1, 144A, FRN, 4.762%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 8,331 8,331
g
FNMA Connecticut Avenue Securities Trust ,
2016-C03, 2M2, FRN, 9.676%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 1,054 1,058
2016-C05, 2M2, FRN, 8.226%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 19,448 19,613
2016-C06, 1M2, FRN, 8.026%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 16,084 16,243
2016-C07, 2M2, FRN, 8.126%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 39,225 39,938
c
2024-R06, 1A1, 144A, FRN, 4.812%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 7,725 7,726
c
2025-R02, 1A1, 144A, FRN, 4.662%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 9,055 9,045
c
2025-R02, 1M1, 144A, FRN, 4.812%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 6,516 6,515
c
2025-R03, 2A1, 144A, FRN, 5.112%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 6,498 6,514
c
2025-R04, 1M1, 144A, FRN, 4.862%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 9,531 9,539
c
2025-R06, 1A1, 144A, FRN, 4.562%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 8,994 8,978
c,g
J.P. Morgan Mortgage Trust , 2025-1 , A11 , 144A, FRN , 4.912% ,
( 30-day SOFR Average + 1.25% ), 6/25/55 ............... United States 44,093 44,207
c,h
RMF Buyout Issuance Trust , 2020-HB1 , A1 , 144A, FRN , 1.719% ,
10/25/50 ........................................ United States 34,561 32,609
c,h
Visio Trust , 2020-1 , A3 , 144A, FRN , 3.521% , 8/25/55 ........ United States 117,000 114,470
g
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR9 ,
A1C3 , FRN , 4.753% , ( 1-month SOFR + 1.074% ), 7/25/45 ... United States 11,900 11,774
562,777
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $557,171) ..................
562,777
Agency Commercial Mortgage-Backed Securities 0.2%
Financial Services 0.2%
g
FHLMC ,
3065, DC, FRN, 8.5%, (-3 x 30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 5,762 5,955
3408, EK, FRN, 10.556%, (-4 x 30-day SOFR Average +
25.332%), 4/15/37 ................................. United States 2,513 2,955
5387, DF, FRN, 4.862%, (30-day SOFR Average + 1.2%),
3/25/54 ......................................... United States 14,111 14,231
5393, FA, FRN, 4.862%, (30-day SOFR Average + 1.2%),
12/25/53 ........................................ United States 14,897 15,024
5440, FH, FRN, 4.762%, (30-day SOFR Average + 1.1%),
7/25/54 ......................................... United States 20,117 20,237
5446, DF, FRN, 4.812%, (30-day SOFR Average + 1.15%),
8/25/54 ......................................... United States 13,854 13,955
5466, FG, FRN, 4.612%, (30-day SOFR Average + 0.95%),
10/25/54 ........................................ United States 24,777 24,833

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
FNMA ,
2024-77, DF, FRN, 4.862%, (30-day SOFR Average + 1.2%),
10/25/53 ........................................ United States 2,734 $ 2,760
2024-82, FE, FRN, 4.612%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 11,534 11,560
2024-89, FA, FRN, 4.862%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 16,602 16,743
2025-25, FB, FRN, 4.612%, (30-day SOFR Average + 0.95%),
4/25/55 ......................................... United States 11,182 11,205
2025-41, FA, FRN, 4.812%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 11,188 11,277
GNMA ,
h,i
2015-H26, DI, IO, FRN, 2.355%, 10/20/65 ............... United States 35,692 1,804
h,i
2020-103, IO, FRN, 0.854%, 1/16/63 ................... United States 85,425 5,420
g
2024-78, QF, FRN, 4.773%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 19,527 19,625
g
2025-169, FC, FRN, 4.673%, (30-day SOFR Average + 1%),
10/20/55 ........................................ United States 9,486 9,520
187,104
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $186,892) .........
187,104
Municipal Bonds 0.1%
Alabama 0.0%
†
Alabama Economic Settlement Authority , BP Settlement Fund ,
Revenue , 2016 B , 4.263% , 9/15/32 .................... United States 10,000 9,917
California 0.0%
†
State of California , GO , 4.35% , 11/01/32 ..................
United States 10,000 9,977
Florida 0.0%
†
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 5,000 5,243
Illinois 0.0%
†
l
State of Illinois , GO , 2026 A , 4.854% , 4/01/32 .............. United States 5,000 5,074
Pennsylvania 0.0%
†
Philadelphia Authority for Industrial Development , City of
Philadelphia , Revenue , 2004 , NATL Insured , 6.55% , 10/15/28 United States 5,000 5,280
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 4.132% , 11/01/30 ......... United States 5,000 4,976
10,256
South Carolina 0.1%
South Carolina Public Service Authority , Revenue , 2009 F , 5.74% ,
1/01/30 ......................................... United States 15,000 15,485
Virginia 0.0%
†
Virginia Commonwealth University , Revenue , 2020 B , Refunding ,
2.124% , 11/01/30 .................................. United States 5,000 4,581
Total Municipal Bonds (Cost $60,927) ........................................
60,533
Total Long Term Investments (Cost $68,316,105) ..............................
94,931,675
a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 4.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.9%
m,n
U.S. Treasury Bills ,
3.47%, 4/23/26 ................................... United States 100,000 $ 99,778
3.58%, 7/16/26 ................................... United States 1,700,000 1,682,088
1,781,866
Total U.S. Government and Agency Securities (Cost $1,782,149) ................
1,781,866
Shares
Management Investment Companies 2.2%
o,p
Putnam Short Term Investment Fund, Class P, 3.821% ....... United States 1,999,395 1,999,395
Total Management Investment Companies (Cost $1,999,395) ...................
1,999,395
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
o,p
Putnam Cash Collateral Pool, LLC, 3.882% ................ United States 43,950 43,950
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $43,950) .............................................................
43,950
Total Short Term Investments (Cost $3,825,494 ) ...............................
3,825,211
a
Total Investments (Cost $72,141,599) 106.5% .................................
$98,756,886
TBA Sale Commitments (2.1)% ..............................................
(1,909,546)
Other Assets, less Liabilities (4.4)% .........................................
(4,114,918)
Net Assets 100.0% .........................................................
$92,732,422
a a a
Principal
Amount
*
q
TBA Sale Commitments (2.1)%
Mortgage-Backed Securities (2.1)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.5)%
Uniform Mortgage-Backed Securities ,
4%, TBA, 4/25/56 .................................. United States (50,000) (47,188)
4.5%, TBA, 4/25/56 ................................ United States (300,000) (289,572)
6.5%, TBA, 4/25/56 ................................ United States (100,000) (103,466)
(440,226)
Government National Mortgage Association (GNMA) Fixed Rate (1.6)%
GNMA II, Single-family, 30 Year ,
5.5%, 4/15/56 .................................... United States (1,150,000) (1,157,504)
6.5%, 4/15/56 .................................... United States (300,000) (311,816)
(1,469,320)
Total TBA Sale Commitments (Proceeds $(1,912,875)) .........................
$(1,909,546)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026, the Fund had the following futures contracts outstanding.
At March 31, 2026, the Fund had the following forward exchange contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2026.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $4,772,120, representing 5.1% of net assets.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
Defaulted security or security for which income has been deemed uncollectible.
k
Security purchased on a to-be-announced (TBA) basis.
l
Security purchased on a when-issued basis.
m
The rate shown represents the yield at period end.
n
A portion or all of the security has been segregated as collateral for certain derivative contracts. At March 31, 2026, the aggregate value of these securities pledged amounted to $1,702,710, representing 1.8% of net assets.
o
See Note 4 regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
q
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Short 19 $ 2,756,045 6/19/26 $ 29,886
MSCI Emerging Markets Index .................. Long 48 3,491,040 6/19/26 (107,142)
Russell 2000 E-Mini Index ...................... Short 22 2,763,420 6/18/26 9,408
S&P 500 E-Mini Index ......................... Short 44 14,455,650 6/18/26 400,094
TOPIX Index ................................ Long 4 883,148 6/11/26 (25,370)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 2 222,094 6/18/26 (1,753)
U.S. Treasury 2 Year Notes ..................... Long 29 6,015,914 6/30/26 (41,460)
U.S. Treasury 5 Year Notes ..................... Long 33 3,569,930 6/30/26 (52,106)
U.S. Treasury Long Bonds ..................... Long 20 2,277,500 6/18/26 (75,439)
U.S. Treasury Ultra Bonds ...................... Long 14 1,631,875 6/18/26 (56,256)
Total Futures Contracts ...................................................................... $79,862
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 38,900 25,990 4/15/26 $ 844 $ —
Australian Dollar .... BZWS Buy 72,900 48,706 4/15/26 1,583 —

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Australian Dollar .... CITI Buy 38,500 25,724 4/15/26 $ 835 $ —
Australian Dollar .... GSCO Buy 75,100 50,658 4/15/26 1,399 (250)
Australian Dollar .... MSCO Buy 76,500 51,824 4/15/26 1,152 (204)
Australian Dollar .... MSCO Sell 36,000 25,319 4/15/26 485 —
Australian Dollar .... SSBT Buy 42,700 28,696 4/15/26 760 —
Australian Dollar .... TDOM Sell 224,400 150,804 4/15/26 — (3,995)
Australian Dollar .... UBSW Buy 37,000 24,864 4/15/26 660 —
Australian Dollar .... WPAC Buy 98,700 65,943 4/15/26 2,143 —
Canadian Dollar .... BOFA Buy 1,204,900 882,942 4/15/26 — (16,293)
Canadian Dollar .... MSCO Buy 100 72 4/15/26 — —
Canadian Dollar .... WPAC Buy 28,300 20,456 4/15/26 — (101)
Israeli New Shekel .. BOFA Sell 36,300 11,532 4/15/26 — (21)
Israeli New Shekel .. BZWS Sell 3,500 1,112 4/15/26 — (2)
Israeli New Shekel .. GSCO Sell 644,100 204,624 4/15/26 — (366)
Israeli New Shekel .. HSBK Buy 93,200 29,704 4/15/26 — (43)
Israeli New Shekel .. UBSW Sell 38,600 12,304 4/15/26 20 —
New Zealand Dollar . MSCO Buy 14,300 8,273 4/15/26 — (52)
Chinese Yuan ...... MSCO Sell 1,212,500 175,922 5/13/26 — (661)
Hong Kong Dollar ... BZWS Buy 47,900 6,147 5/13/26 — (24)
Hong Kong Dollar ... CITI Buy 18,800 2,412 5/13/26 — (9)
Hong Kong Dollar ... GSCO Buy 945,300 121,316 5/13/26 — (475)
Hong Kong Dollar ... HSBK Buy 14,700 1,886 5/13/26 — (7)
Hong Kong Dollar ... HSBK Sell 1,786,400 228,651 5/13/26 291 —
Hong Kong Dollar ... MSCO Buy 26,300 3,375 5/13/26 — (13)
Hong Kong Dollar ... SSBT Buy 24,400 3,132 5/13/26 — (13)
Hong Kong Dollar ... UBSW Sell 78,200 10,034 5/13/26 38 —
Japanese Yen ...... BOFA Buy 10,912,800 70,111 5/13/26 — (1,090)
Japanese Yen ...... BZWS Buy 8,700 56 5/13/26 — (1)
Japanese Yen ...... CITI Sell 64,018,600 409,195 5/13/26 4,292 —
Japanese Yen ...... HSBK Sell 2,089,400 13,424 5/13/26 209 —
Japanese Yen ...... JPHQ Sell 38,067,300 244,576 5/13/26 3,809 —
Japanese Yen ...... MSCO Buy 61,893,100 396,530 5/13/26 19 (5,089)
Japanese Yen ...... SSBT Buy 2,588,000 16,627 5/13/26 — (258)
Japanese Yen ...... UBSW Buy 8,398,600 54,537 5/13/26 — (1,418)
Singapore Dollar .... BOFA Buy 7,100 5,621 5/13/26 — (82)
Singapore Dollar .... BZWS Buy 3,300 2,612 5/13/26 — (38)
Singapore Dollar .... CITI Buy 1,600 1,258 5/13/26 — (9)
Singapore Dollar .... HSBK Buy 1,400 1,117 5/13/26 — (25)
Singapore Dollar .... HSBK Sell 4,800 3,800 5/13/26 55 —
Singapore Dollar .... MSCO Buy 26,200 20,743 5/13/26 — (303)
Singapore Dollar .... SSBT Buy 165,000 130,620 5/13/26 — (1,896)
British Pound ...... BOFA Buy 19,000 25,152 6/17/26 — (9)
British Pound ...... BZWS Buy 90,600 119,930 6/17/26 — (40)
British Pound ...... CITI Sell 298,400 395,008 6/17/26 137 —
British Pound ...... GSCO Sell 150,000 198,559 6/17/26 65 —
British Pound ...... HSBK Sell 36,400 48,412 6/17/26 244 —
British Pound ...... JPHQ Sell 138,500 184,611 6/17/26 1,335 —
British Pound ...... MSCO Buy 18,100 24,131 6/17/26 — (179)
British Pound ...... MSCO Sell 157,300 209,599 6/17/26 1,445 —
British Pound ...... SSBT Buy 91,400 121,565 6/17/26 — (616)
British Pound ...... TDOM Buy 26,200 34,847 6/17/26 — (177)
Danish Krone ...... BOFA Buy 425,700 65,548 6/17/26 580 —
Danish Krone ...... CITI Sell 364,200 56,083 6/17/26 — (491)
Danish Krone ...... HSBK Buy 14,600 2,256 6/17/26 12 —
Danish Krone ...... JPHQ Sell 48,100 7,451 6/17/26 — (20)
Danish Krone ...... MSCO Buy 20,500 3,177 6/17/26 7 —
Danish Krone ...... MSCO Sell 179,100 27,733 6/17/26 — (88)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Danish Krone ...... SSBT Sell 163,700 25,293 6/17/26 $ — $ (136)
Danish Krone ...... UBSW Buy 36,200 5,594 6/17/26 29 —
Euro ............. BOFA Buy 175,800 202,084 6/17/26 1,829 —
Euro ............. BZWS Sell 7,600 8,736 6/17/26 — (79)
Euro ............. CITI Sell 48,800 56,094 6/17/26 — (510)
Euro ............. GSCO Sell 43,600 50,116 6/17/26 — (456)
Euro ............. HSBK Sell 168,000 193,773 6/17/26 — (1,093)
Euro ............. MSCO Buy 43,400 50,215 6/17/26 125 —
Euro ............. MSCO Sell 107,000 123,682 6/17/26 — (429)
Euro ............. SSBT Buy 188,400 217,309 6/17/26 1,219 —
Euro ............. TDOM Sell 303,400 349,973 6/17/26 — (1,945)
Euro ............. UBSW Sell 37,000 42,677 6/17/26 — (240)
Norwegian Krone ... BOFA Buy 19,000 1,949 6/17/26 12 —
Norwegian Krone ... BZWS Buy 18,800 1,944 6/17/26 — (4)
Norwegian Krone ... CITI Buy 2,000 205 6/17/26 1 —
Norwegian Krone ... GSCO Buy 9,700 995 6/17/26 6 —
Norwegian Krone ... HSBK Buy 30,000 3,095 6/17/26 1 —
Norwegian Krone ... JPHQ Sell 1,947,900 201,360 6/17/26 321 —
Norwegian Krone ... MSCO Buy 302,800 31,300 6/17/26 — (48)
Norwegian Krone ... UBSW Sell 70,300 7,255 6/17/26 — (1)
Swedish Krona ..... BZWS Buy 765,800 81,725 6/17/26 — (516)
Swedish Krona ..... CITI Buy 4,900 523 6/17/26 — (3)
Swedish Krona ..... GSCO Buy 13,400 1,429 6/17/26 — (8)
Swedish Krona ..... HSBK Buy 1,103,800 118,550 6/17/26 — (1,498)
Swedish Krona ..... MSCO Sell 157,400 16,927 6/17/26 236 —
Swedish Krona ..... SSBT Buy 314,700 33,798 6/17/26 — (426)
Swedish Krona ..... TDOM Buy 160,600 17,249 6/17/26 — (218)
Swedish Krona ..... WPAC Sell 3,145,900 335,586 6/17/26 1,981 —
Swiss Franc ....... BOFA Buy 67,600 86,444 6/17/26 — (1,188)
Swiss Franc ....... BZWS Buy 16,100 20,590 6/17/26 — (285)
Swiss Franc ....... GSCO Sell 7,300 9,336 6/17/26 129 —
Swiss Franc ....... HSBK Buy 2,200 2,817 6/17/26 — (42)
Swiss Franc ....... JPHQ Buy 5,300 6,801 6/17/26 — (117)
Swiss Franc ....... MSCO Buy 31,600 40,537 6/17/26 — (684)
Swiss Franc ....... SSBT Sell 50,500 64,657 6/17/26 967 —
Total Forward Exchange Contracts ................................................... $29,275 $(44,284)
Net unrealized appreciation (depreciation) ............................................ $(15,009)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following credit default swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Europe
Main 45 .... (1.00)% Quarterly 6/20/31 80,000 EUR $ (1,190) $ (1,180) $ (10)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 448,000 24,095 35,771 (11,676)
Non-
Investment
Grade
CDX.NA.IG.45 .. 1.00% Quarterly 12/20/30 5,350,000 96,597 121,788 (25,191)
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 990,000 17,418 15,846 1,572
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $136,920 $172,225 $(35,305)
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 21,000 1,323 3,801 (2,478)
CMBX.NA.BBB-.6 (3.00)% Monthly JPHQ 5/11/63 22,000 1,386 4,906 (3,520)
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 43,000 (2,70 9 ) (2,593) (11 6 )
Investment
Grade
Total OTC Swap Contracts .............................................. $— $6,114 $(6,114)
Total Credit Default Swap Contracts .................................... $136,920 $ 178,339 $(41,419)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026, the Fund had the following interest rate swap contracts outstanding.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 153,000 $ 1,011 $ (103) $ 1,114
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.32% .... Annual 3/18/28 1,751,000 10,901 (2,278) 13,179
Receive Fixed 3.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/28 1,833,000 (12,116) 220 (12,336)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.47% .... Annual 3/18/31 795,000 5,698 (1,776) 7,474
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 620,000 (5,010) (49) (4,961)
Receive Fixed 3.57% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/31 90,000 (259) (265) 6
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 1,130,000 (11,045) 832 (11,877)
Receive Fixed 3.77% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 671,000 (5,442) 548 (5,990)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.12% .... Annual 3/18/56 140,000 336 1,044 (708)
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 603,000 (3,523) (5,951) 2,428
Receive Fixed 4.07% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/56 8,000 (92) (24) (68)
Total Interest Rate Swap Contracts ................................. $(19,541) $ (7,802) $(11,739)
*
In U.S. dollars unless otherwise indicated.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following total return swap contracts outstanding.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
GSIIPGDL Index
#
..................... 0% At Maturity GSCO 7/14/26 3,808,572 $ (87,656)
BCFTUSAL Index
#
.................... 0% At Maturity BZWS 3/11/27 2,850,734 (52,598)
Short
b
GSIIPGSS Index
#
..................... 0% At Maturity GSCO 7/14/26 3,503,379 150,116
IBOXIG Index
#
....................... 1-day SOFR Quarterly JPHQ 12/20/26 300,000 262
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 3/11/27 2,845,035 85,525
Total Return Swap Contracts .................................................................... $95,649
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Common stocks Sector Shares Value
Percentage
value
A BASKET ( GSIIPGDL ) OF COMMON STOCKS
Chevron Corp. Energy 136 $ 28,202 0.76%
Idemitsu Kosan Co. Ltd. Energy 2,901 28,113 0.76%
Eni SpA Energy 977 27,983 0.75%
Endesa SA Utilities 662 27,538 0.74%
AT&T, Inc. Communication Services 917 26,593 0.72%
Iberdrola SA Utilities 1,130 25,697 0.69%
ConocoPhillips Energy 189 24,900 0.67%
Tokyo Gas Co. Ltd. Utilities 530 24,697 0.67%
BP plc Energy 3,085 24,664 0.67%
Altria Group, Inc. Consumer Staples 372 24,555 0.66%
PepsiCo, Inc. Consumer Staples 158 24,477 0.66%
Graco, Inc. Industrials 288 24,387 0.66%
NN Group NV Financials 311 24,029 0.65%
Lockheed Martin Corp. Industrials 39 23,637 0.64%
Telia Co. AB Communication Services 4,614 23,365 0.63%
George Weston Ltd. Consumer Staples 325 22,865 0.62%
Deutsche Telekom AG Communication Services 620 22,841 0.62%
Airbnb, Inc. Consumer Discretionary 180 22,736 0.61%
ENEOS Holdings, Inc. Energy 2,534 22,469 0.61%
VICI Properties, Inc. Real Estate 821 22,438 0.61%
WH Group Ltd. Consumer Staples 17,037 22,295 0.60%
Allegion plc Industrials 149 21,705 0.59%
Inpex Corp. Energy 733 21,565 0.58%
Sandvik AB Industrials 575 21,559 0.58%
Hartford Insurance Group, Inc. (The) Financials 159 21,446 0.58%
Colgate-Palmolive Co. Consumer Staples 248 21,158 0.57%
Veralto Corp. Industrials 238 21,057 0.57%
TotalEnergies SE Energy 222 20,739 0.56%
Power Assets Holdings Ltd. Utilities 2,571 20,022 0.54%
Secom Co. Ltd. Industrials 514 19,504 0.53%
Telenor ASA Communication Services 1,098 19,190 0.52%

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Common stocks Sector Shares Value
Percentage
value
A BASKET (GSIIPGDL) OF COMMON STOCKS (continued)
Holcim AG Materials 233 $ 18,819 0.51%
SS&C Technologies Holdings, Inc. Industrials 276 18,670 0.50%
Automatic Data Processing, Inc. Industrials 91 18,465 0.50%
AMETEK, Inc. Industrials 86 18,384 0.50%
Chubu Electric Power Co., Inc. Utilities 1,112 18,042 0.49%
Bristol-Myers Squibb Co. Health Care 297 18,002 0.49%
Avery Dennison Corp. Materials 104 17,934 0.48%
Fortum OYJ Utilities 700 17,639 0.48%
Cie Financiere Richemont SA Consumer Discretionary 102 17,576 0.47%
Simon Property Group, Inc. Real Estate 94 17,497 0.47%
Eiffage SA Industrials 114 17,280 0.47%
QIAGEN NV Health Care 429 17,174 0.46%
National Grid plc Utilities 1,023 17,123 0.46%
E.ON SE Utilities 775 16,939 0.46%
Bouygues SA Industrials 296 16,845 0.45%
Exxon Mobil Corp. Energy 98 16,662 0.45%
Canadian Utilities Ltd. Utilities 473 16,550 0.45%
iA Financial Corp., Inc. Financials 150 16,540 0.45%
National Bank of Canada Financials 128 16,526 0.45%
A BASKET ( BCFTUSAL ) OF COMMON STOCKS
Valero Energy Corp. Energy 166 41,061 1.47%
Cheniere Energy, Inc. Energy 143 40,604 1.45%
Cirrus Logic, Inc. Information Technology 268 38,743 1.38%
Edison International Utilities 507 37,131 1.33%
GE Vernova, Inc. Industrials 42 36,830 1.31%
Regeneron Pharmaceuticals, Inc. Health Care 46 35,476 1.27%
Allison Transmission Holdings, Inc. Industrials 302 35,371 1.26%
Johnson Controls International plc Industrials 270 35,310 1.26%
Virtu Financial, Inc. Financials 794 34,924 1.25%
Exelixis, Inc. Health Care 813 34,875 1.25%
Freeport-McMoRan, Inc. Materials 593 34,874 1.25%
State Street Corp. Financials 271 34,270 1.22%
Curtiss-Wright Corp. Industrials 50 34,043 1.22%
Lam Research Corp. Information Technology 159 33,989 1.21%
Axis Capital Holdings Ltd. Financials 331 33,581 1.20%
General Motors Co. Consumer Discretionary 431 32,074 1.15%
MGIC Investment Corp. Financials 1,156 30,350 1.08%
NRG Energy, Inc. Utilities 205 29,965 1.07%
Natera, Inc. Health Care 150 29,937 1.07%
Unum Group Financials 409 29,896 1.07%
Spotify Technology SA Communication Services 62 29,892 1.07%
Affiliated Managers Group, Inc. Financials 107 29,627 1.06%
Arista Networks, Inc. Information Technology 241 29,553 1.06%
Cadence Design Systems, Inc. Information Technology 104 28,906 1.03%
AutoNation, Inc. Consumer Discretionary 144 28,090 1.00%
Synchrony Financial Financials 402 27,350 0.98%
Booking Holdings, Inc. Consumer Discretionary 6 26,124 0.93%
Toll Brothers, Inc. Consumer Discretionary 191 26,097 0.93%
American International Group, Inc. Financials 344 25,885 0.92%
Netflix, Inc. Communication Services 269 25,830 0.92%
QUALCOMM, Inc. Information Technology 197 25,432 0.91%
Textron, Inc. Industrials 281 24,567 0.88%
Manhattan Associates, Inc. Information Technology 180 23,924 0.85%
eBay, Inc. Consumer Discretionary 260 23,626 0.84%
Applied Materials, Inc. Information Technology 67 22,870 0.82%
Boyd Gaming Corp. Consumer Discretionary 278 22,861 0.82%

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAL) OF COMMON STOCKS (continued)
Pegasystems, Inc. Information Technology 535 $ 22,751 0.81%
Sandisk Corp. Information Technology 36 22,618 0.81%
Everpure, Inc. Information Technology 374 22,108 0.79%
Ventas, Inc. Real Estate 270 22,060 0.79%
Equitable Holdings, Inc. Financials 582 21,611 0.77%
Ciena Corp. Information Technology 55 21,343 0.76%
Ulta Beauty, Inc. Consumer Discretionary 39 20,562 0.73%
Millicom International Cellular SA Communication Services 274 20,544 0.73%
Hologic, Inc. Health Care 266 20,097 0.72%
Gap, Inc. (The) Consumer Discretionary 804 19,460 0.69%
Vornado Realty Trust Real Estate 734 19,076 0.68%
DoorDash, Inc. Consumer Discretionary 127 19,040 0.68%
MGM Resorts International Consumer Discretionary 499 18,485 0.66%
NVR, Inc. Consumer Discretionary 3 18,413 0.66%
A BASKET ( GSIIPGSS ) OF COMMON STOCKS
Aker BP ASA Energy 753 27,905 0.82%
Shell plc Energy 578 27,326 0.81%
Diamondback Energy, Inc. Energy 134 26,519 0.78%
Woodside Energy Group Ltd. Energy 1,091 26,195 0.77%
Entergy Corp. Utilities 231 25,977 0.77%
Canadian Natural Resources Ltd. Energy 524 25,473 0.75%
PPL Corp. Utilities 628 23,987 0.71%
Southern Co. (The) Utilities 248 23,968 0.71%
CenterPoint Energy, Inc. Utilities 555 23,957 0.71%
Orange SA Communication Services 1,162 23,658 0.70%
Walmart, Inc. Consumer Staples 190 23,596 0.70%
ONEOK, Inc. Energy 254 22,981 0.68%
Dominion Energy, Inc. Utilities 372 22,977 0.68%
Cellnex Telecom SA Communication Services 714 22,806 0.67%
American Water Works Co., Inc. Utilities 166 22,571 0.67%
Singapore Telecommunications Ltd. Communication Services 5,476 20,970 0.62%
Tourmaline Oil Corp. Energy 422 20,153 0.59%
Duke Energy Corp. Utilities 154 20,107 0.59%
Enbridge, Inc. Energy 371 20,039 0.59%
AvalonBay Communities, Inc. Real Estate 122 19,972 0.59%
Ferrovial SE Industrials 308 19,666 0.58%
Wilmar International Ltd. Consumer Staples 6,560 19,575 0.58%
Realty Income Corp. Real Estate 318 19,482 0.57%
Zurich Insurance Group AG Financials 28 19,475 0.57%
Waste Connections, Inc. Industrials 120 19,426 0.57%
Visa, Inc. Financials 64 19,377 0.57%
Starbucks Corp. Consumer Discretionary 213 19,050 0.56%
Swiss Life Holding AG Financials 18 18,913 0.56%
Ingersoll Rand, Inc. Industrials 227 18,211 0.54%
Hong Kong & China Gas Co. Ltd. Utilities 20,097 18,200 0.54%
Quanta Services, Inc. Industrials 33 18,184 0.54%
Equifax, Inc. Industrials 100 17,933 0.53%
Straumann Holding AG Health Care 174 17,779 0.52%
Heineken NV Consumer Staples 232 17,755 0.52%
International Paper Co. Materials 488 17,425 0.51%
Snam SpA Utilities 2,289 17,286 0.51%
Essity AB Consumer Staples 672 17,131 0.51%
Salmar ASA Consumer Staples 291 16,898 0.50%
Land Securities Group plc Real Estate 2,287 16,679 0.49%
Coca-Cola Co. (The) Consumer Staples 219 16,623 0.49%
British American Tobacco plc Consumer Staples 288 16,614 0.49%

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Common stocks Sector Shares Value
Percentage
value
A BASKET (GSIIPGSS) OF COMMON STOCKS (continued)
Emerson Electric Co. Industrials 127 $ 16,610 0.49%
Pernod Ricard SA Consumer Staples 219 16,197 0.48%
Coca-Cola Europacific Partners plc Consumer Staples 179 16,187 0.48%
Xcel Energy, Inc. Utilities 200 15,873 0.47%
Swire Pacific Ltd. Industrials 1,451 15,791 0.47%
EQT AB Financials 521 15,657 0.46%
Hermes International SCA Consumer Discretionary 8 15,619 0.46%
AST SpaceMobile, Inc. Communication Services 188 15,596 0.46%
Old Dominion Freight Line, Inc. Industrials 80 15,550 0.46%
A BASKET ( BCFTUSAS ) OF COMMON STOCKS
Diamondback Energy, Inc. Energy 196 38,817 1.42%
Bunge Global SA Consumer Staples 302 38,428 1.40%
MKS, Inc. Information Technology 164 37,768 1.38%
Dell Technologies, Inc. Information Technology 229 37,630 1.37%
Monolithic Power Systems, Inc. Information Technology 32 35,168 1.28%
DT Midstream, Inc. Energy 256 34,508 1.26%
Coherent Corp. Information Technology 142 33,880 1.24%
Roivant Sciences Ltd. Health Care 1,215 33,663 1.23%
Lumentum Holdings, Inc. Information Technology 47 32,754 1.20%
Micron Technology, Inc. Information Technology 92 31,139 1.14%
Kinsale Capital Group, Inc. Financials 91 31,122 1.14%
Royal Gold, Inc. Materials 122 31,106 1.14%
Entegris, Inc. Information Technology 264 30,980 1.13%
Royal Caribbean Cruises Ltd. Consumer Discretionary 109 29,910 1.09%
BWX Technologies, Inc. Industrials 139 28,418 1.04%
Albemarle Corp. Materials 157 28,268 1.03%
Oracle Corp. Information Technology 188 27,588 1.01%
Ross Stores, Inc. Consumer Discretionary 127 27,557 1.01%
Take-Two Interactive Software, Inc. Communication Services 138 27,211 0.99%
Synopsys, Inc. Information Technology 66 26,294 0.96%
Loar Holdings, Inc. Industrials 449 25,700 0.94%
Jack Henry & Associates, Inc. Financials 161 25,385 0.93%
CH Robinson Worldwide, Inc. Industrials 147 24,371 0.89%
Marriott International, Inc. Consumer Discretionary 74 24,270 0.89%
Texas Instruments, Inc. Information Technology 124 24,146 0.88%
Lithia Motors, Inc. Consumer Discretionary 96 24,034 0.88%
Domino's Pizza, Inc. Consumer Discretionary 66 23,535 0.86%
Norwegian Cruise Line Holdings Ltd. Consumer Discretionary 1,248 23,331 0.85%
Blue Owl Capital, Inc. Financials 2,546 23,246 0.85%
Tyler Technologies, Inc. Information Technology 67 23,011 0.84%
RPM International, Inc. Materials 221 21,965 0.80%
Quanta Services, Inc. Industrials 39 21,643 0.79%
Brown & Brown, Inc. Financials 331 21,610 0.79%
Expand Energy Corp. Energy 192 21,036 0.77%
NU Holdings Ltd. Financials 1,448 20,811 0.76%
Somnigroup International, Inc. Consumer Discretionary 277 20,509 0.75%
Aurora Innovation, Inc. Information Technology 4,920 20,270 0.74%
Gen Digital, Inc. Information Technology 1,069 20,138 0.74%
SoFi Technologies, Inc. Financials 1,253 19,896 0.73%
Watsco, Inc. Industrials 55 19,883 0.73%
Liberty Broadband Corp. Communication Services 387 19,462 0.71%
Healthcare Realty Trust, Inc. Real Estate 1,122 19,056 0.70%
LPL Financial Holdings, Inc. Financials 62 18,776 0.69%
Stanley Black & Decker, Inc. Industrials 254 18,076 0.66%
Toast, Inc. Financials 681 18,066 0.66%
Strategy, Inc. Information Technology 143 17,792 0.65%

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAS) OF COMMON STOCKS (continued)
Ovintiv, Inc. Energy 294 $ 17,448 0.64%
Equifax, Inc. Industrials 97 17,434 0.64%
nVent Electric plc Industrials 146 17,272 0.63%
PTC, Inc. Information Technology 121 17,272 0.63%
See A bbreviations on page 255 .

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT Global Health Care Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.8%
Biotechnology 19.3%
AbbVie, Inc. ....................................... United States 39,100 $ 8,503,859
Amgen, Inc. ....................................... United States 5,840 2,054,804
a
Argenx SE ........................................ Netherlands 1,976 1,434,061
a
Ascendis Pharma A/S, ADR ........................... Denmark 9,264 2,118,955
Gilead Sciences, Inc. ................................ United States 27,600 3,846,612
a
Insmed, Inc. ....................................... United States 8,600 1,406,272
a
Precigen, Inc. ...................................... United States 87,700 339,399
Regeneron Pharmaceuticals, Inc. ....................... United States 1,885 1,456,426
a
Revolution Medicines, Inc. ............................. United States 6,300 612,675
a
Rhythm Pharmaceuticals, Inc. .......................... United States 11,700 1,017,549
a
United Therapeutics Corp. ............................. United States 1,520 901,330
a
Vertex Pharmaceuticals, Inc. ........................... United States 7,080 3,161,503
a
Xenon Pharmaceuticals, Inc. ........................... Canada 13,000 755,950
27,609,395
Health Care Equipment & Supplies 11.8%
a
Boston Scientific Corp. ............................... United States 62,470 3,919,992
a
Edwards Lifesciences Corp. ........................... United States 36,200 2,898,896
Hoya Corp. ........................................ Japan 10,600 1,837,621
a
Intuitive Surgical, Inc. ................................ United States 12,440 5,734,716
Medtronic plc ...................................... United States 23,600 2,044,940
16,436,165
Health Care Providers & Services 13.4%
Cardinal Health, Inc. ................................. United States 15,100 3,190,781
CVS Health Corp. ................................... United States 42,400 3,045,168
HCA Healthcare, Inc. ................................. United States 4,400 2,082,256
McKesson Corp. .................................... United States 4,060 3,513,362
UnitedHealth Group, Inc. .............................. United States 25,740 6,964,987
18,796,554
Life Sciences Tools & Services 5.0%
a
IQVIA Holdings, Inc. ................................. United States 4,200 716,268
Thermo Fisher Scientific, Inc. .......................... United States 12,960 6,370,229
7,086,497
Pharmaceuticals 47.3%
AstraZeneca plc .................................... United Kingdom 35,532 6,947,927
Bristol-Myers Squibb Co. .............................. United States 50,900 3,087,085
Chugai Pharmaceutical Co. Ltd. ........................ Japan 23,700 1,307,019
Eli Lilly & Co. ...................................... United States 16,520 15,194,600
GSK plc .......................................... United States 49,074 1,351,767
Johnson & Johnson ................................. United States 53,032 12,963,142
Merck & Co., Inc. ................................... United States 58,046 6,982,353
Novartis AG ....................................... United States 48,184 7,395,976
Novo Nordisk A/S, B ................................. Denmark 21,247 777,523
Roche Holding AG .................................. United States 9,330 3,723,517
Sanofi SA ......................................... United States 52,352 5,055,624
a
Terns Pharmaceuticals, Inc. ........................... United States 7,400 390,128
UCB SA .......................................... Belgium 5,201 1,567,044
66,743,705
Total Common Stocks (Cost $87,395,920) ....................................
136,672,316

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Health Care Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following forward exchange contracts outstanding.
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
†
Calls - Over-the-Counter
Equity Options 0.0%
†
Boston Scientific Corp., Counterparty CITI, January Strike Price
$100.00, Expires 1/15/27 ............................ 1,632,500 102,439,375 $ 17,378
Total Options Purchased (Cost $45,057) ......................................
17,378
Short Term Investments 3.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
b
U.S. Treasury Bills, 3.58%, 7/16/26 ...................... United States 200,000 197,893
Total U.S. Government and Agency Securities (Cost $197,933) ..................
197,893
Shares
Management Investment Companies 2.9%
c,d
Putnam Short Term Investment Fund, Class P, 3.821% ....... United States 4,160,789 4,160,789
Total Management Investment Companies (Cost $4,160,789) ...................
4,160,789
Total Short Term Investments (Cost $4,358,722 ) ...............................
4,358,682
a
Total Investments (Cost $91,799,699) 99.9% ..................................
$141,048,376
Other Assets, less Liabilities 0.1% ...........................................
145,363
Net Assets 100.0% .........................................................
$141,193,739
a a a
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... CITI Sell 545,500 385,749 4/15/26 $ 9,444 $ —
Australian Dollar .... GSCO Sell 673,600 450,019 4/15/26 — (14,654)
Australian Dollar .... WPAC Buy 3,366,100 2,248,959 4/15/26 73,093 —
Canadian Dollar .... GSCO Buy 315,300 227,903 4/15/26 — (1,117)
Canadian Dollar .... GSCO Sell 776,000 565,763 4/15/26 7,609 —
Canadian Dollar .... HSBK Buy 283,300 205,003 4/15/26 — (1,233)
Canadian Dollar .... JPHQ Sell 33,200 23,997 4/15/26 117 —
Canadian Dollar .... MSCO Sell 269,800 195,231 4/15/26 1,172 —

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Health Care Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Canadian Dollar .... SSBT Sell 367,900 266,212 4/15/26 $ 1,592 $ —
Israeli New Shekel .. BOFA Buy 867,100 275,455 4/15/26 505 —
Israeli New Shekel .. GSCO Buy 883,800 280,774 4/15/26 502 —
New Zealand Dollar . TDOM Buy 405,700 234,718 4/15/26 — (1,479)
Japanese Yen ...... BOFA Sell 14,906,100 95,767 5/13/26 1,489 —
Japanese Yen ...... BZWS Buy 142,887,400 917,967 5/13/26 — (14,237)
Japanese Yen ...... GSCO Buy 206,224,100 1,322,807 5/13/26 — (18,487)
Japanese Yen ...... HSBK Sell 57,904,300 375,919 5/13/26 9,687 —
Japanese Yen ...... JPHQ Buy 41,195,500 264,674 5/13/26 — (4,122)
Japanese Yen ...... SSBT Sell 129,570,100 832,418 5/13/26 12,917 —
Japanese Yen ...... TDOM Buy 63,127,400 405,510 5/13/26 — (6,244)
Japanese Yen ...... UBSW Buy 118,696,800 762,559 5/13/26 — (11,829)
British Pound ...... BOFA Buy 1,763,300 2,334,212 6/17/26 — (848)
British Pound ...... BZWS Sell 307,300 406,784 6/17/26 135 —
British Pound ...... CITI Buy 697,700 923,584 6/17/26 — (321)
British Pound ...... GSCO Sell 2,158,200 2,856,874 6/17/26 941 —
British Pound ...... MSCO Buy 211,200 281,420 6/17/26 — (1,940)
British Pound ...... SSBT Buy 399,300 531,081 6/17/26 — (2,689)
British Pound ...... TDOM Sell 96,900 128,880 6/17/26 653 —
British Pound ...... UBSW Sell 210,800 280,369 6/17/26 1,418 —
Danish Krone ...... BOFA Buy 2,952,400 454,600 6/17/26 4,021 —
Danish Krone ...... CITI Buy 3,265,300 509,128 6/17/26 — (1,901)
Danish Krone ...... CITI Sell 4,508,000 694,190 6/17/26 — (6,076)
Danish Krone ...... GSCO Sell 5,329,800 820,626 6/17/26 — (7,297)
Danish Krone ...... HSBK Sell 7,675,300 1,185,878 6/17/26 — (6,391)
Danish Krone ...... JPHQ Sell 612,000 94,809 6/17/26 — (258)
Danish Krone ...... MSCO Buy 488,400 75,626 6/17/26 241 —
Danish Krone ...... SSBT Sell 6,654,000 1,028,104 6/17/26 — (5,518)
Danish Krone ...... UBSW Buy 16,951,500 2,627,257 6/17/26 6,502 (540)
Euro ............. BOFA Sell 3,054,500 3,511,025 6/17/26 — (31,939)
Euro ............. CITI Sell 680,700 789,827 6/17/26 272 —
Euro ............. GSCO Buy 246,000 282,765 6/17/26 2,575 —
Euro ............. HSBK Sell 222,700 256,865 6/17/26 — (1,449)
Euro ............. JPHQ Buy 303,500 351,022 6/17/26 1,013 —
Euro ............. MSCO Buy 1,077,300 1,245,256 6/17/26 4,322 —
Euro ............. SSBT Buy 807,100 930,947 6/17/26 5,222 —
Euro ............. TDOM Sell 1,861,900 2,147,711 6/17/26 — (11,937)
Euro ............. UBSW Buy 2,700,400 3,114,709 6/17/26 17,530 —
Euro ............. WPAC Buy 938,000 1,078,186 6/17/26 9,816 —
Swedish Krona ..... GSCO Buy 1,355,900 144,642 6/17/26 — (856)
Swiss Franc ....... BOFA Sell 846,400 1,082,340 6/17/26 14,868 —
Swiss Franc ....... CITI Sell 1,563,300 1,999,089 6/17/26 27,471 —
Swiss Franc ....... GSCO Buy 463,100 592,260 6/17/26 — (8,203)
Swiss Franc ....... HSBK Buy 1,932,800 2,474,747 6/17/26 — (37,118)
Swiss Franc ....... JPHQ Buy 335,300 430,264 6/17/26 — (7,387)
Swiss Franc ....... JPHQ Sell 211,200 265,813 6/17/26 — (550)
Swiss Franc ....... MSCO Buy 612,200 785,168 6/17/26 — (13,067)
Swiss Franc ....... SSBT Buy 163,300 209,078 6/17/26 — (3,126)
Swiss Franc ....... UBSW Buy 1,247,200 1,596,900 6/17/26 — (23,944)
Total Forward Exchange Contracts ................................................... $215,127 $(246,757)
Net unrealized appreciation (depreciation) ............................................ $(31,630)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Health Care Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 255 .
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT High Yield Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.5%
Commercial Services & Supplies 0.1%
GFL Environmental, Inc. .............................. United States 4,430 $ 184,819
Diversified Telecommunication Services 0.1%
a
Altice France SA .................................... France 4,005 68,165
Hotels, Restaurants & Leisure 0.3%
a
Viking Holdings Ltd. ................................. United States 5,800 426,184
Total Common Stocks (Cost $ 333,408 ) .......................................
679,168
Convertible Preferred Stocks 0.9%
Aerospace & Defense 0.2%
Boeing Co. (The) , 6% ................................ United States 4,518 293,128
Electric Utilities 0.3%
NextEra Energy, Inc. , 7.299% .......................... United States 7,375 412,853
Financial Services 0.2%
Apollo Global Management, Inc. , 6.75% .................. United States 3,581 209,345
Software 0.2%
Oracle Corp. , D , 6.5% ................................ United States 6,882 309,759
Total Convertible Preferred Stocks (Cost $ 1,117,557 ) ..........................
1,225,085
Principal
Amount
*
Convertible Bonds 1.6%
Consumer Staples Distribution & Retail 0.2%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 200,000 295,800
Energy Equipment & Services 0.1%
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 155,000 141,205
Entertainment 0.2%
Live Nation Entertainment, Inc. , Senior Note , 3.125% , 1/15/29 ..
United States 195,000 296,693
Food Products 0.2%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 243,000 263,534
Health Care REITs 0.2%
b
Welltower OP LLC , Senior Note , 144A, 2.75% , 5/15/28 ....... United States 153,000 317,704
Oil, Gas & Consumable Fuels 0.2%
b
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 235,000 270,367
Software 0.3%
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 366,000 365,314
Technology Hardware, Storage & Peripherals 0.2%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 53,000 251,800
Total Convertible Bonds (Cost $ 1,698,564 ) ...................................
2,202,417
Corporate Bonds 89.1%
Aerospace & Defense 3.5%
ATI, Inc. ,
Senior Bond , 5.125% , 10/01/31 ....................... United States 240,000 237,348
Senior Note , 5.875% , 12/01/27 ....................... United States 435,000 435,210
Senior Note , 4.875% , 10/01/29 ....................... United States 90,000 88,868

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
ATI, Inc., (continued)
Senior Note , 7.25% , 8/15/30 ......................... United States 335,000 $ 347,614
b
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 270,000 275,143
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 210,000 214,534
Boeing Co. (The) , Senior Bond , 5.875% , 2/15/40 ............
United States 210,000 211,090
b
Bombardier, Inc. ,
Senior Note , 144A, 7.5% , 2/01/29 ..................... Canada 175,000 181,840
Senior Note , 144A, 8.75% , 11/15/30 ................... Canada 260,000 276,846
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 20,000 20,782
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 540,000 538,005
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 545,000 545,536
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 290,000 297,335
Senior Secured Note , 144A, 7.125% , 12/01/31 ........... United States 70,000 72,338
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 440,000 440,243
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 95,000 96,126
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 340,000 344,711
4,623,569
Automobile Components 1.5%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 560,000 581,229
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 290,000 292,503
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 410,000 366,429
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 330,000 322,395
b ,c
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 255,000 259,404
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 230,000 235,807
2,057,767
Automobiles 0.3%
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 385,000 396,450
Banks 0.4%
b ,d
Societe Generale SA ,
Junior Sub. Bond , 144A, 4.75% to 5/25/26, FRN thereafter ,
Perpetual ....................................... France 255,000 254,276
Junior Sub. Bond , 144A, 5.375% to 11/17/30, FRN thereafter ,
Perpetual ....................................... France 260,000 243,866
498,142
Biotechnology 1.5%
b
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 450,000 471,441
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 450,000 461,680
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 965,000 EUR 1,092,627
2,025,748
Broadline Retail 1.0%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 190,000 201,045
b
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 375,000 383,043
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 320,000 333,410

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
b
Wayfair LLC, (continued)
Senior Secured Note , 144A, 6.75% , 11/15/32 ............ United States 440,000 $ 443,693
1,361,191
Building Products 2.2%
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 110,000 EUR 129,819
b
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 40,000 39,696
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 170,000 169,596
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 370,000 354,600
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 265,000 268,910
b
Smyrna Ready Mix Concrete LLC ,
Senior Secured Note , 144A, 6% , 11/01/28 ............... United States 225,000 223,444
Senior Secured Note , 144A, 8.875% , 11/15/31 ........... United States 350,000 361,191
b
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 435,000 435,610
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 375,000 371,143
b
Standard Industries, Inc. ,
Senior Bond , 144A, 4.375% , 7/15/30 ................... United States 630,000 594,200
Senior Bond , 144A, 3.375% , 1/15/31 ................... United States 35,000 31,395
2,979,604
Capital Markets 1.4%
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 150,000 160,819
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 905,000 895,727
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 330,000 335,042
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 450,000 455,097
1,846,685
Chemicals 2.3%
b
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 425,000 409,560
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 150,000 151,173
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 135,000 134,396
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 325,000 209,547
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 865,000 891,036
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 305,000 303,731
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 395,000 390,728
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 585,000 577,414
3,067,585
Commercial Services & Supplies 2.4%
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 275,000 279,475
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 115,000 119,149
b
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 9.29% , 4/15/29 ............. United States 75,000 75,270
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 960,000 932,629

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,100,000 $ 1,114,316
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 155,000 161,277
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 305,000 309,194
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 155,000 159,708
3,151,018
Communications Equipment 0.3%
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 475,000 469,993
Construction & Engineering 0.1%
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 165,000 169,193
Construction Materials 0.1%
b ,d
Cemex SAB de CV , Sub. Bond , 144A, 7.2% to 9/09/30, FRN
thereafter , Perpetual ............................... Mexico 200,000 202,750
Consumer Finance 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 6.95% to 12/09/29, FRN thereafter , 3/10/55 .... Ireland 175,000 179,206
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 370,000 410,919
b
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 205,000 214,737
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 610,000 645,349
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 995,000 1,015,366
OneMain Finance Corp. ,
Senior Note , 7.5% , 5/15/31 .......................... United States 355,000 357,121
Senior Note , 7.125% , 11/15/31 ....................... United States 355,000 352,044
Senior Note , 6.5% , 3/15/33 .......................... United States 250,000 239,210
3,413,952
Consumer Staples Distribution & Retail 0.3%
b
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 120,000 124,322
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 280,000 279,028
403,350
Containers & Packaging 1.6%
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 425,000 402,617
b
Graphic Packaging International LLC , Senior Note , Reg S,
2.625% , 2/01/29 ................................... United States 215,000 EUR 235,768
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 465,000 432,440
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 350,000 350,250
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 795,000 703,037
2,124,112
Diversified Telecommunication Services 5.8%
b
Altice France SA ,
Senior Secured Note , 144A, 6.875% , 10/15/30 ........... France 304,878 291,903
Senior Secured Note , 144A, 6.5% , 4/15/32 .............. France 213,415 202,402
Senior Secured Note , 144A, 6.875% , 7/15/32 ............ France 156,250 148,193
b
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 595,000 591,037

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 935,000 $ 964,174
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 430,000 438,190
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 675,000 666,139
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 1,010,000 958,999
Senior Bond , 144A, 4.75% , 2/01/32 .................... United States 875,000 791,842
Senior Note , 144A, 7% , 2/01/33 ...................... United States 295,000 296,106
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 370,000 383,793
b
Frontier Communications Holdings LLC , Senior Secured Note ,
144A, 8.75% , 5/15/30 ............................... United States 295,000 302,918
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 570,000 563,780
b
Virgin Media Finance plc , Senior Bond , 144A, 5% , 7/15/30 .... United Kingdom 475,000 389,764
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 245,000 217,469
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 495,000 523,371
7,730,080
Electric Utilities 2.4%
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 660,000 645,265
b
NRG Energy, Inc. ,
d
Junior Sub. Bond , 144A, 10.25% to 3/14/28, FRN thereafter ,
Perpetual ....................................... United States 345,000 372,368
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 390,000 393,427
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 670,000 664,306
PG&E Corp. ,
Junior Sub. Bond , 7.375% to 3/14/30, FRN thereafter , 3/15/55 United States 230,000 231,666
Senior Secured Bond , 5.25% , 7/01/30 .................. United States 95,000 93,796
b
Vistra Operations Co. LLC , Senior Note , 144A, 6.875% , 4/15/32 United States 755,000 781,830
3,182,658
Electrical Equipment 0.6%
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 280,000 EUR 305,391
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 490,000 491,192
796,583
Electronic Equipment, Instruments & Components 0.4%
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 565,000 543,083
Energy Equipment & Services 2.5%
b
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 210,000 208,069
b
Borr IHC Ltd. / Borr Finance LLC , Senior Secured Note , 144A,
10.375% , 11/15/30 ................................. Mexico 199,544 202,714
b
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 140,000 142,332
Senior Note , 144A, 7.25% , 2/15/29 .................... United States 305,000 316,166
Senior Note , 144A, 5.875% , 4/01/31 ................... United States 240,000 241,337
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 245,000 247,816
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 170,000 177,210
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 58,462 60,116

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 485,000 $ 466,276
b
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 441,000 460,013
b
Senior Secured Note , 144A, 7.875% , 10/15/32 ........... United States 65,000 69,497
b
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 168,000 171,322
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 630,000 644,124
3,406,992
Entertainment 1.4%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 690,000 711,495
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 270,000 178,552
b ,e
OAK-Eagle Acquireco, Inc. ,
Senior Note , 144A, 8.75% , 7/01/34 .................... United States 230,000 240,936
Senior Secured Note , 144A, 7.25% , 7/01/33 ............. United States 300,000 311,023
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 310,000 GBP 401,331
1,843,337
Financial Services 4.2%
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 400,000 381,755
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 325,000 306,131
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 320,000 345,510
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 595,000 585,914
b
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 470,000 493,485
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 500,000 521,622
b
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 470,000 464,368
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 265,000 265,229
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 960,000 927,246
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 375,000 378,888
b
Rocket Cos., Inc. ,
Senior Note , 144A, 7.125% , 2/01/32 ................... United States 380,000 391,996
Senior Note , 144A, 6.375% , 8/01/33 ................... United States 415,000 419,977
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR 109,258
5,591,379
Food Products 1.2%
b ,c
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 147,345 157,128
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 380,000 388,781
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 455,000 444,067
b
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 585,000 591,583
1,581,559
Ground Transportation 0.6%
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 235,000 242,940

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 575,000 $ 591,097
834,037
Health Care Equipment & Supplies 0.6%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 125,000 129,219
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. ,
b,f
Senior Secured Note , 144A, FRN , 5.891% , ( 2 x 3-month
EURIBOR + 7.75% ), 1/15/31 ......................... United States 300,000 EUR 347,745
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 60,000 61,286
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 90,000 89,262
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 245,000 237,140
864,652
Health Care Providers & Services 4.1%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 855,000 806,370
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 406,000 436,089
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 335,000 348,104
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 335,000 346,763
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 520,000 536,259
b
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 890,000 912,518
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 65,000 66,178
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,000,000 969,687
Tenet Healthcare Corp. ,
b
Senior Note , 144A, 6% , 11/15/33 ...................... United States 270,000 273,412
Senior Secured Note , 6.125% , 6/15/30 ................. United States 775,000 781,008
5,476,388
Health Care REITs 0.7%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 965,000 979,091
Health Care Technology 1.0%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 440,000 413,465
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 875,000 889,649
1,303,114
Hotel & Resort REITs 0.8%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 110,000 112,377
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 415,000 422,819
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 195,000 198,702
Senior Note , 144A, 5.75% , 3/15/34 .................... United States 240,000 237,035
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 125,000 126,357
1,097,290
Hotels, Restaurants & Leisure 7.3%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 690,000 648,911
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 400,000 380,668

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 420,000 $ 404,179
Senior Note , 144A, 6% , 10/15/32 ..................... United States 180,000 165,821
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 200,000 202,567
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 310,000 307,894
Senior Note , 144A, 5.875% , 6/15/31 ................... United States 380,000 384,910
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 555,000 555,513
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 200,000 202,106
b
Churchill Downs, Inc. ,
Senior Note , 144A, 5.75% , 4/01/30 .................... United States 315,000 311,679
Senior Note , 144A, 6.75% , 5/01/31 .................... United States 60,000 61,203
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 515,000 481,431
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... Ireland 200,000 198,300
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 310,000 302,630
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 675,000 672,486
b
Light & Wonder International, Inc. ,
Senior Note , 144A, 7.25% , 11/15/29 ................... United States 540,000 550,732
Senior Note , 144A, 7.5% , 9/01/31 ..................... United States 70,000 71,881
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 645,000 660,744
b
NCL Corp. Ltd. ,
Senior Note , 144A, 7.75% , 2/15/29 .................... United States 215,000 223,971
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 150,000 148,971
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 160,000 155,365
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 260,000 259,496
b
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 270,000 272,728
Senior Note , 144A, 6% , 2/01/33 ...................... United States 620,000 626,347
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 360,000 310,015
b
Viking Cruises Ltd. ,
Senior Note , 144A, 7% , 2/15/29 ...................... United States 160,000 160,375
Senior Note , 144A, 9.125% , 7/15/31 ................... United States 395,000 416,915
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 565,000 592,569
9,730,407
Household Durables 1.6%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 255,000 246,385
b
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 140,000 138,611
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 210,000 207,912
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 255,000 261,058
b
Taylor Morrison Communities, Inc. ,
Senior Bond , 144A, 5.125% , 8/01/30 ................... United States 290,000 287,985
Senior Note , 144A, 5.75% , 11/15/32 ................... United States 70,000 70,144
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note , 144A, 4.875% , 9/15/28 ................... United States 305,000 295,629

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
b
Weekley Homes LLC / Weekley Finance Corp., (continued)
Senior Note , 144A, 6.75% , 1/15/34 .................... United States 655,000 $ 628,143
2,135,867
Household Products 0.1%
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 160,000 152,352
Independent Power and Renewable Electricity Producers 2.0%
b
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75% , 1/15/32 .................... United States 300,000 273,686
Senior Note , 144A, 3.75% , 2/15/31 .................... United States 290,000 268,685
Senior Note , 144A, 5.75% , 1/15/34 .................... United States 300,000 295,019
b
Constellation Energy Generation LLC , Senior Note , 144A, 5% ,
2/01/31 ......................................... United States 310,000 310,945
b
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 560,000 564,189
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 560,000 554,156
b ,d
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 150,000 151,682
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 290,000 290,575
2,708,937
Insurance 1.9%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 135,000 133,844
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 295,000 296,572
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875% , 11/01/29 .................. United States 165,000 159,779
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 130,000 128,921
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 560,000 565,052
b
Asurion LLC / Asurion Co-Issuer, Inc. ,
Senior Secured Note , 144A, 8% , 12/31/32 ............... United States 400,000 415,315
Senior Secured Note , 144A, 8.375% , 2/01/34 ............ United States 635,000 616,949
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 170,000 172,937
2,489,369
IT Services 0.9%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 860,000 750,814
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 445,000 442,819
1,193,633
Machinery 0.7%
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 130,000 136,653
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 425,000 429,042
b
Terex Corp. ,
Senior Note , 144A, 5% , 5/15/29 ...................... United States 235,000 231,679
Senior Note , 144A, 6.25% , 10/15/32 ................... United States 165,000 166,228
963,602
Media 7.5%
b
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 405,000 370,944

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 145,000 $ 145,787
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 125,000 130,901
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 555,000 588,158
b
CSC Holdings LLC , Senior Note , 144A, 11.75% , 1/31/29 ...... United States 340,000 246,082
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 295,000 294,712
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note , 144A, 5.875% , 8/15/27 ............ United States 64,000 63,972
Senior Secured Note , 144A, 10% , 2/15/31 ............... United States 170,000 173,675
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 370,000 357,578
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 505,000 545,837
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 830,000 806,547
b
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 475,000 475,411
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 400,000 297,338
Senior Secured Note , 144A, 7.25% , 8/15/33 ............. United States 75,000 75,633
b
McGraw-Hill Education, Inc. ,
Senior Note , 144A, 8% , 8/01/29 ...................... United States 335,000 334,741
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 330,000 337,097
b
Nexstar Media, Inc. ,
Senior Note , 144A, 4.75% , 11/01/28 ................... United States 240,000 236,163
e
Senior Note , 144A, 7.25% , 4/15/34 .................... United States 730,000 732,947
Senior Secured Note , 144A, 6.5% , 9/15/33 .............. United States 455,000 458,742
b
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 400,000 386,170
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 895,000 910,663
b
Sirius XM Radio LLC ,
Senior Bond , 144A, 3.875% , 9/01/31 ................... United States 350,000 318,090
Senior Note , 144A, 4% , 7/15/28 ...................... United States 140,000 135,220
b
Telenet Finance Luxembourg Notes SARL , Senior Secured Bond ,
144A, 5.5% , 3/01/28 ............................... Belgium 400,000 393,580
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 440,000 453,799
b
VZ Secured Financing BV ,
Senior Secured Note , 144A, 5% , 1/15/32 ................ Netherlands 385,000 330,396
Senior Secured Note , 144A, 7.5% , 1/15/33 .............. Netherlands 410,000 386,834
9,987,017
Metals & Mining 2.0%
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 256,000 255,617
b
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 295,000 285,797
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 170,000 166,246
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 165,000 152,729
b
Constellium SE , Senior Note , Reg S, 3.125% , 7/15/29 ........ United States 150,000 EUR 167,876
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 330,000 330,064
b
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 185,000 189,221
b
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 140,000 132,547
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 240,000 214,001
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 300,000 302,835

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Novelis Corp., (continued)
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 430,000 $ 422,130
2,619,063
Mortgage Real Estate Investment Trusts (REITs) 0.2%
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 205,000 203,465
Oil, Gas & Consumable Fuels 6.6%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 2/15/31 ..................... United States 385,000 409,240
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 165,000 149,240
b
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.875% , 4/15/32 ................... United States 350,000 357,839
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 565,000 591,142
d
Energy Transfer LP , B , Junior Sub. Bond , 6.625% to 2/14/28, FRN
thereafter , Perpetual ............................... United States 630,000 630,563
b
Hess Midstream Operations LP ,
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 140,000 143,088
Senior Note , 144A, 4.25% , 2/15/30 .................... United States 80,000 76,914
Senior Note , 144A, 5.5% , 10/15/30 .................... United States 135,000 133,997
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6% , 2/01/31 ...................... United States 55,000 53,494
Senior Bond , 144A, 6.25% , 4/15/32 .................... United States 245,000 237,292
Senior Bond , 144A, 6.875% , 5/15/34 ................... United States 345,000 337,745
Senior Note , 144A, 6% , 4/15/30 ...................... United States 140,000 136,360
Senior Note , 144A, 8.375% , 11/01/33 .................. United States 345,000 360,207
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 740,000 743,155
Occidental Petroleum Corp. , Senior Bond , 6.2% , 3/15/40 ......
United States 890,000 909,632
b
Sunoco LP ,
Senior Note , 144A, 5.375% , 7/15/31 ................... United States 225,000 223,356
Senior Note , 144A, 6.25% , 7/01/33 .................... United States 560,000 562,885
Senior Note , 144A, 5.625% , 7/15/34 ................... United States 25,000 24,635
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 510,000 499,044
b
Venture Global LNG, Inc. ,
d
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 400,000 398,732
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 340,000 367,812
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 480,000 499,438
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 315,000 338,461
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 85,000 95,319
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 250,000 264,950
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 85,000 93,482
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 145,000 151,247
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 94,000 94,790
8,884,059
Paper & Forest Products 0.3%
b
Magnera Corp. ,
Senior Secured Note , 144A, 4.75% , 11/15/29 ............ United States 150,000 135,574
Senior Secured Note , 144A, 7.25% , 11/15/31 ............ United States 345,000 319,713
455,287

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.7%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 .............. United States 27,084 $ 27,121
Senior Secured Note , 144A, 5.75% , 4/20/29 ............. United States 325,000 323,430
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 410,000 423,520
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 130,000 127,631
901,702
Personal Care Products 1.0%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Note , 144A, 6.625% , 7/15/30 ... United States 245,000 243,111
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 1,085,000 1,086,703
1,329,814
Pharmaceuticals 1.1%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 205,000 210,061
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 225,000 EUR 260,917
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 6.75% , 3/01/28 ......................... Israel 525,000 538,348
Senior Note , 8.125% , 9/15/31 ........................ Israel 400,000 447,668
1,456,994
Professional Services 0.3%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 345,000 351,422
Semiconductors & Semiconductor Equipment 0.3%
b
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 130,000 131,610
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 220,000 220,537
352,147
Software 1.1%
b
Cloud Software Group, Inc. ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 350,000 337,970
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 400,000 390,622
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 440,000 364,006
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 115,000 103,640
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 295,000 288,560
1,484,798
Specialized REITs 1.1%
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 745,000 743,214
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 780,000 780,284
1,523,498
Specialty Retail 0.3%
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 465,000 467,611
Technology Hardware, Storage & Peripherals 0.3%
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 140,000 125,718
Senior Note , 144A, 5.875% , 7/15/30 ................... United States 235,000 239,021
364,739

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.8%
b
Beach Acquisition Bidco LLC ,
c
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 563,916 $ 588,192
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 275,000 EUR 305,631
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 240,000 230,534
1,124,357
Trading Companies & Distributors 1.7%
b
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 280,000 289,570
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 305,000 318,728
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 205,000 208,487
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 610,000 622,728
b
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 90,000 91,724
Senior Note , 144A, 5.25% , 4/15/31 .................... United States 125,000 124,566
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 410,000 420,160
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 165,000 168,238
2,244,201
Wireless Telecommunication Services 1.5%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 795,000 836,173
b
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 300,000 305,483
b
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 4/15/32 ... France 295,000 295,722
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 515,000 541,053
1,978,431
Total Corporate Bonds (Cost $ 118,267,993 ) ...................................
119,124,124
Senior Floating Rate Interests 3.8%
Automobile Components 0.3%
g
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 7.678% , ( 3-month SOFR + 3.75% ), 10/04/28 ........ United States 364,557 358,042
Chemicals 0.1%
g
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.211% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 95,812 89,704
Commercial Services & Supplies 0.3%
g
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.423% , ( 1-month SOFR + 2.75% ), 10/23/28 .. United States 393,328 393,942
Distributors 0.2%
g
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 7.672% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 278,463 271,302
g
Food Products 0.4%
Froneri US, Inc., First Lien, CME Term Loan, B6 , 5.877% ,
( 6-month SOFR + 2.25% ), 9/30/32 ..................... United States 401,810 394,806
TreeHouse Foods, Inc., First Lien, Initial CME Term Loan ,
7.923% , ( 1-month SOFR + 4.25% ), 2/11/33 .............. United States 142,500 142,026
536,832
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Health Care Equipment & Supplies 0.2%
g
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan , 7.418% , ( 1-month SOFR + 3.75% ), 1/15/31 ......... United States 329,103 $ 330,236
g
Hotels, Restaurants & Leisure 0.5%
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
6.918% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 406,901 399,781
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.437% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 45,004 44,423
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.652% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 181,764 179,315
623,519
a a a a a a
IT Services 0.2%
g
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B ,
6.669% , ( 1-month SOFR + 3% ), 6/27/31 ................ United States 251,822 250,248
g
Media 0.5%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.787% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 268,433 269,506
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.178% , ( 3-month SOFR + 5.25% ), 8/02/29 ....... United States 384,380 385,953
655,459
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.1%
g
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan , 6.925% , ( 1-month SOFR + 3.25% ), 6/13/30 . United States 116,123 116,486
g
Pharmaceuticals 0.4%
1261229 BC Ltd., First Lien, Initial CME Term Loan , 9.918% ,
( 1-month SOFR + 6.25% ), 10/08/30 .................... United States 218,350 211,314
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan , 7.418% , ( 1-month SOFR + 3.75% ), 4/23/31 ..... United States 405,863 404,340
615,654
a a a a a a
g
Software 0.3%
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B , 6.922% , ( 3-month SOFR + 3.25% ), 8/16/32 ....... United States 113,149 103,854
Rocket Software, Inc., First Lien, CME Term Loan , 7.423% ,
( 1-month SOFR + 3.75% ), 11/28/28 .................... United States 279,330 268,565
372,419
a a a a a a
Textiles, Apparel & Luxury Goods 0.2%
g
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.16% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 284,907 227,142
Wireless Telecommunication Services 0.1%
g
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan , 8.168% , ( 1-month SOFR + 4.5% ), 9/13/29 .......... United Kingdom 210,576 211,333
Total Senior Floating Rate Interests (Cost $ 5,137,141 ) .........................
5,052,318

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities 0.2%
b ,d
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 200,000 $ 231,659
Total Foreign Government and Agency Securities (Cost $ 200,000 ) ..............
231,659
Total Long Term Investments (Cost $ 126,754,663 ) .............................
128,514,771
a
Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 3.2%
h,i
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 4,237,048 4,237,048
Total Management Investment Companies (Cost $ 4,237,048 ) ...................
4,237,048
Total Short Term Investments (Cost $ 4,237,048 ) ...............................
4,237,048
a
Total Investments (Cost $ 130,991,711 ) 99.3% .................................
$132,751,819
Other Assets, less Liabilities 0.7% ...........................................
938,108
Net Assets 100.0% .........................................................
$133,689,927
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $110,104,522, representing 82.4% of net assets.
c
Income may be received in additional securities and/or cash.
d
Perpetual security with no stated maturity date.
e
A portion or all of the security purchased on a delayed delivery basis.
f
The coupon rate shown represents the rate at period end.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
See Note 4 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following forward exchange contracts outstanding.
See A bbreviations on page 255 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... MSCO Buy 1,800 1,253 4/15/26 $ — $ (11)
British Pound ...... HSBK Sell 310,200 411,649 6/17/26 1,163 —
Euro ............. CITI Sell 148,500 171,230 6/17/26 — (1,018)
Euro ............. HSBK Sell 2,775,500 3,200,110 6/17/26 — (19,238)
Euro ............. MSCO Buy 176,000 203,038 6/17/26 1,107 —
Total Forward Exchange Contracts ................................................... $2,270 $(20,267)
Net unrealized appreciation (depreciation) ............................................ $(17,997)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 39.1%
Aerospace & Defense 1.3%
a
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 205,000 $ 210,039
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 25,000 23,535
Senior Bond, 6.125%, 2/15/33 ........................ United States 55,000 58,504
Senior Bond, 3.6%, 5/01/34 .......................... United States 36,000 32,240
Senior Bond, 3.25%, 2/01/35 ......................... United States 30,000 25,730
Senior Bond, 3.5%, 3/01/39 .......................... United States 30,000 24,209
Senior Bond, 6.875%, 3/15/39 ........................ United States 70,000 76,955
Senior Bond, 3.375%, 6/15/46 ........................ United States 205,000 141,786
Senior Bond, 3.9%, 5/01/49 .......................... United States 76,000 55,588
Senior Bond, 6.858%, 5/01/54 ........................ United States 80,000 88,118
Senior Bond, 3.95%, 8/01/59 ......................... United States 70,000 48,347
Senior Note, 6.259%, 5/01/27 ........................ United States 20,000 20,351
Senior Note, 6.298%, 5/01/29 ........................ United States 30,000 31,504
a
Honeywell Aerospace, Inc. ,
Senior Bond, 144A, 4.95%, 3/16/36 .................... United States 100,000 99,259
Senior Bond, 144A, 5.732%, 3/16/56 ................... United States 55,000 54,403
Senior Bond, 144A, 5.852%, 3/16/66 ................... United States 40,000 39,708
Senior Note, 144A, 4.6%, 3/16/33 ..................... United States 50,000 49,441
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 135,000 140,741
Senior Bond, 4.75%, 4/15/36 ......................... United States 20,000 19,452
Senior Bond, 5.95%, 2/01/37 ......................... United States 16,000 17,070
Senior Note, 3%, 1/15/29 ........................... United States 142,000 137,023
a
TransDigm, Inc. , Senior Sub. Note , 144A, 6.75% , 1/31/34 ..... United States 255,000 258,533
1,652,536
Automobiles 0.3%
a
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 8,000 8,398
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 295,000 308,045
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 41,000 41,760
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 50,000 49,802
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 20,000 20,417
Senior Note, 144A, 5.4%, 6/23/32 ..................... United States 20,000 20,365
448,787
Banks 5.1%
a,b
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 200,914
Banco Santander SA , Senior Non-Preferred Bond , 4.379% ,
4/12/28 ......................................... Spain 200,000 199,376
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 195,000 180,294
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 50,000 51,056
c
Sub. Bond, FRN, 4.696%, ( 3-month SOFR + 1.022%), 9/15/26 United States 100,000 100,178
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 100,000 99,811
Sub. Bond, 6.11%, 1/29/37 .......................... United States 300,000 314,796
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 604,000 559,766
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 202,109
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 203,530
a
CaixaBank SA , Senior Non-Preferred Note , 144A, 5.673% to
3/14/29, FRN thereafter , 3/15/30 ...................... Spain 200,000 205,533

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc. ,
b
Junior Sub. Bond, 6.625% to 2/14/31, FRN thereafter,
Perpetual ....................................... United States 120,000 $ 120,172
b
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 70,000 70,732
b
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 259,000 260,996
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 76,000 78,708
a
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 200,000 206,328
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 115,000 119,236
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 60,000 60,257
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 107,000 109,732
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 200,000 201,257
JPMorgan Chase & Co. ,
b
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 87,000 86,651
c
W, Junior Sub. Bond, FRN, 4.914%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 63,000 55,504
Senior Bond, 5.294% to 7/21/34, FRN thereafter, 7/22/35 ... United States 125,000 126,590
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 34,000 34,812
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 155,000 156,492
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 86,000 87,593
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 300,000 279,602
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 380,000 393,616
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 60,000 60,784
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 305,000 220,290
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 40,000 40,192
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 350,000 340,700
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 200,000 206,454
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 120,000 123,824
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 260,000 224,877
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 495,000 541,166
Westpac Banking Corp. , Sub. Bond , 4.421% , 7/24/39 ........
Australia 185,000 166,039
6,689,967
Beverages 0.0%
†
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 65,000 64,471
Biotechnology 0.4%
AbbVie, Inc. ,
Senior Bond, 5.05%, 3/15/34 ......................... United States 61,000 61,932
Senior Bond, 4.75%, 3/15/36 ......................... United States 25,000 24,537
Senior Note, 4.4%, 3/15/33 .......................... United States 75,000 73,648
Amgen, Inc. , Senior Note , 5.25% , 3/02/30 .................
United States 273,000 280,391
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 145,000 132,540
573,048

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail 0.3%
Amazon.com, Inc. ,
Senior Bond, 4.875%, 3/13/36 ........................ United States 91,000 $ 90,206
Senior Bond, 5.8%, 3/13/56 .......................... United States 10,000 9,999
Senior Bond, 6.05%, 3/13/76 ......................... United States 82,000 81,583
Senior Note, 4.55%, 3/13/33 ......................... United States 60,000 59,440
a
Wayfair LLC , Senior Secured Note , 144A, 7.75% , 9/15/30 ..... United States 165,000 171,915
413,143
Building Products 0.3%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 65,000 65,029
a
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 275,000 259,373
324,402
Capital Markets 2.1%
Ares Capital Corp. ,
Senior Note, 7%, 1/15/27 ........................... United States 35,000 35,481
Senior Note, 5.95%, 7/15/29 ......................... United States 58,000 58,308
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 112,000 109,232
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 353,000 351,055
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 ... United States 50,000 48,902
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 185,000 187,826
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 190,000 189,410
a
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 110,000 106,488
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 41,000 42,980
Senior Note, 5.2%, 3/15/30 .......................... United States 179,000 180,400
a
Senior Note, 144A, 4.625%, 11/15/27 .................. United States 50,000 49,655
Moody's Corp. , Senior Bond , 5.25% , 7/15/44 ...............
United States 108,000 101,707
Morgan Stanley ,
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 ... United States 80,000 78,407
Senior Bond, 5.9% to 3/12/46, FRN thereafter, 3/13/47 ..... United States 80,000 79,675
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 35,000 35,395
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 67,000 67,623
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 15,000 15,234
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 80,000 78,678
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 115,000 114,251
Sub. Bond, 5.297% to 4/19/32, FRN thereafter, 4/20/37 ..... United States 314,000 313,409
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 12,000 12,299
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 60,000 61,361
a
MSCI, Inc. ,
Senior Bond, 144A, 3.625%, 9/01/30 ................... United States 111,000 104,971
Senior Bond, 144A, 3.25%, 8/15/33 .................... United States 250,000 217,905
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 19,000 19,552
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 70,000 65,754
Senior Note, 4.75%, 8/01/28 ......................... United States 65,000 65,708
2,791,666
Chemicals 0.1%
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 65,000 64,110

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 125,000 $ 80,595
144,705
Commercial Services & Supplies 0.2%
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 110,000 108,013
Senior Bond, 3.2%, 6/01/32 .......................... United States 22,000 20,336
Senior Bond, 5%, 3/01/34 ........................... United States 40,000 40,279
Senior Bond, 4.8%, 7/15/36 .......................... United States 95,000 93,114
261,742
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 35,000 31,572
Senior Bond, 5.4%, 4/15/34 .......................... United States 130,000 131,669
Senior Note, 4.85%, 8/15/30 ......................... United States 40,000 40,298
203,539
Construction & Engineering 0.1%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 170,000 175,708
Consumer Finance 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 245,000 222,599
Senior Note, 5.1%, 1/19/29 .......................... Ireland 150,000 151,996
a
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 150,000 151,350
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 145,000 161,036
Senior Note, 4.75%, 6/09/27 ......................... United States 20,000 20,043
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 50,000 50,279
a
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 166,000 170,140
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 170,000 168,902
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 30,000 29,464
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 132,000 145,835
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 225,000 194,049
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 305,000 306,755
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 65,000 64,503
Senior Note, 4.2%, 10/27/28 ......................... United States 45,000 44,547
Senior Note, 5.8%, 1/07/29 .......................... United States 140,000 144,107
Senior Note, 4.9%, 10/06/29 ......................... United States 91,000 91,476
a
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 100,000 99,536
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 114,000 119,444
OneMain Finance Corp. , Senior Note , 7.5% , 5/15/31 .........
United States 250,000 251,494
2,587,555
Consumer Staples Distribution & Retail 0.5%
a
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 34,000 29,444

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail (continued)
a
7-Eleven, Inc., (continued)
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 303,000 $ 285,936
a
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 260,000 257,104
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 134,000 126,563
699,047
Containers & Packaging 0.3%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 85,000 84,285
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 155,000 151,792
Senior Secured Note, 5.5%, 4/15/28 ................... United States 13,000 13,264
a
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 3,000 3,000
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 105,000 117,849
Senior Bond, 7.95%, 2/15/31 ......................... United States 39,000 44,222
414,412
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 15,000 13,848
Diversified REITs 0.5%
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 70,000 70,674
Senior Note, 4.75%, 2/15/28 ......................... United States 58,000 58,075
a
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 4.5%, 9/01/26 ..................... United States 145,000 144,850
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 22,000 21,838
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 410,000 398,568
694,005
Diversified Telecommunication Services 1.0%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 162,000 137,158
Senior Bond, 5.125%, 4/30/36 ........................ United States 65,000 64,245
Senior Bond, 4.75%, 5/15/46 ......................... United States 335,000 281,744
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 149,000 157,570
TELUS Corp. , Junior Sub. Bond , 6.625% to 10/14/30, FRN
thereafter , 10/15/55 ................................ Canada 110,000 110,115
Verizon Communications, Inc. ,
Senior Bond, 4.272%, 1/15/36 ........................ United States 150,000 138,804
Senior Bond, 5.401%, 7/02/37 ........................ United States 117,000 116,629
Senior Bond, 5.875%, 11/30/55 ....................... United States 50,000 48,669
Senior Note, 2.1%, 3/22/28 .......................... United States 250,000 240,145
1,295,079
Electric Utilities 4.1%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 180,000 177,931
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 60,000 59,490
Senior Bond, 5.625%, 3/01/33 ........................ United States 45,000 46,522
Senior Bond, 3.25%, 3/01/50 ......................... United States 100,000 65,703
a
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 65,000 58,271

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
DTE Electric Co. ,
Senior Bond, 5.25%, 5/15/35 ......................... United States 85,000 $ 86,246
A, Senior Bond, 4.85%, 3/01/36 ....................... United States 75,000 73,626
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 180,000 177,361
Senior Bond, 5.75%, 9/15/33 ......................... United States 29,000 30,185
Senior Bond, 4.2%, 6/15/49 .......................... United States 65,000 49,559
Senior Bond, 5.8%, 6/15/54 .......................... United States 21,000 20,122
Senior Note, 4.85%, 1/05/29 ......................... United States 25,000 25,320
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 65,000 66,453
a
Enel Finance International NV , Senior Bond , 144A, 7.5% ,
10/14/32 ........................................ Italy 200,000 225,310
a
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 165,000 166,663
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 165,000 167,732
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 225,000 230,472
Senior Note, 5.15%, 3/15/29 ......................... United States 280,000 285,424
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 45,000 44,971
Florida Power & Light Co. , Senior Bond , 4.125% , 2/01/42 .....
United States 203,000 172,994
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 270,000 272,275
Senior Bond, 5.25%, 3/15/34 ......................... United States 10,000 10,216
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 105,000 101,220
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 3.55%, 5/01/27 ......................... United States 100,000 99,153
Senior Bond, 5.9%, 3/15/55 .......................... United States 25,000 24,558
Senior Note, 5.3%, 3/15/32 .......................... United States 80,000 81,968
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 65,000 65,477
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.75%, 3/15/29 .................. United States 161,000 166,800
Senior Secured Bond, 4.95%, 9/15/52 .................. United States 95,000 83,767
Senior Secured Note, 3.7%, 11/15/28 .................. United States 90,000 88,644
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 64,000 66,337
Senior Bond, 4.95%, 7/01/50 ......................... United States 145,000 120,205
Senior Bond, 6.75%, 1/15/53 ......................... United States 75,000 77,901
Senior Note, 2.1%, 8/01/27 .......................... United States 100,000 96,955
Senior Note, 3.3%, 12/01/27 ......................... United States 190,000 186,119
Senior Note, 6.1%, 1/15/29 .......................... United States 45,000 46,579
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 85,000 88,108
Senior Note, 5.5%, 3/15/29 .......................... United States 10,000 10,305
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................... United States 120,000 119,893
Senior Bond, 4.95%, 3/15/36 ......................... United States 145,000 141,408
C, Senior Bond, 4.9%, 9/15/35 ....................... United States 85,000 83,204
a
Vistra Operations Co. LLC ,
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 82,000 80,627
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 9,000 9,800
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 80,000 82,299
Senior Secured Bond, 144A, 5.25%, 10/15/35 ............ United States 50,000 48,593
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 465,000 461,327
Senior Secured Note, 144A, 4.6%, 10/15/30 ............. United States 10,000 9,806

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Xcel Energy, Inc. ,
Senior Bond, 5.45%, 8/15/33 ......................... United States 170,000 $ 173,671
Senior Bond, 5.6%, 4/15/35 .......................... United States 90,000 91,505
5,219,075
Electrical Equipment 0.3%
a
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 329,000 324,217
Vertiv Holdings Co. ,
Senior Bond, 4.85%, 3/15/36 ......................... United States 134,000 130,353
Senior Bond, 5.8%, 3/15/56 .......................... United States 30,000 28,860
483,430
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 150,000 146,444
Entertainment 0.2%
a
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 242,000 249,997
a,d
OAK-Eagle Acquireco, Inc. , Senior Secured Note , 144A, 7.25% ,
7/01/33 ......................................... United States 45,000 46,653
296,650
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 100,000 97,674
Food Products 1.0%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Bond, 5.5%, 1/15/36 .......................... United States 110,000 110,119
Senior Note, 3%, 2/02/29 ........................... United States 157,000 150,696
Senior Note, 5.75%, 4/01/33 ......................... United States 19,000 19,624
Senior Note, 6.75%, 3/15/34 ......................... United States 65,000 71,531
Senior Note, 5.95%, 4/20/35 ......................... United States 25,000 25,977
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 18,000 15,299
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 30,000 33,840
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 50,000 54,099
Senior Bond, 4.625%, 10/01/39 ....................... United States 50,000 44,119
Senior Bond, 5%, 6/04/42 ........................... United States 165,000 145,218
a
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 70,000 69,166
Senior Bond, 144A, 2.45%, 7/16/50 .................... United States 100,000 57,658
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 145,000 141,484
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 35,000 34,366
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 310,000 313,064
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 30,000 27,261
1,313,521
Gas Utilities 0.1%
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 115,000 117,452
Ground Transportation 0.6%
a
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 200,000 198,966

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
a
Ashtead Capital, Inc., (continued)
Senior Bond, 144A, 5.95%, 10/15/33 ................... United Kingdom 200,000 $ 206,207
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 75,000 72,775
a
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 40,000 39,758
a
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 133,000 132,062
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 110,000 109,664
759,432
Health Care Equipment & Supplies 0.3%
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 225,000 227,083
a
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 170,000 164,547
391,630
Health Care Providers & Services 1.0%
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 135,000 139,221
Senior Bond, 1.875%, 2/28/31 ........................ United States 50,000 43,669
Senior Bond, 4.78%, 3/25/38 ......................... United States 292,000 269,247
HCA, Inc. ,
Senior Bond, 5.25%, 6/15/26 ......................... United States 35,000 35,021
Senior Bond, 4.5%, 2/15/27 .......................... United States 66,000 66,007
Senior Bond, 4.125%, 6/15/29 ........................ United States 30,000 29,592
Senior Bond, 5.6%, 4/01/34 .......................... United States 41,000 41,884
Senior Bond, 6%, 4/01/54 ........................... United States 54,000 52,166
Senior Note, 3.625%, 3/15/32 ........................ United States 50,000 46,481
Senior Note, 4.6%, 11/15/32 ......................... United States 75,000 72,977
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 165,000 168,303
Icon Investments Six DAC , Senior Secured Note , 5.849% ,
5/08/29 ......................................... United States 200,000 203,961
UnitedHealth Group, Inc. , Senior Note , 5.3% , 6/15/35 ........
United States 110,000 112,269
1,280,798
Hotels, Restaurants & Leisure 1.2%
Airbnb, Inc. ,
Senior Bond, 5.25%, 3/16/36 ......................... United States 30,000 30,042
Senior Note, 4.65%, 3/16/31 ......................... United States 60,000 59,890
a
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 185,000 183,743
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 193,000 194,636
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 110,000 110,102
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 533,000 520,681
Hyatt Hotels Corp. ,
Senior Note, 5.75%, 1/30/27 ......................... United States 22,000 22,197
Senior Note, 5.05%, 3/30/28 ......................... United States 80,000 80,699
Senior Note, 5.25%, 6/30/29 ......................... United States 105,000 106,669
Senior Note, 5.375%, 12/15/31 ....................... United States 75,000 75,939
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 80,000 77,330
a
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 4/01/28 United States 20,000 20,233
1,482,161
Household Durables 0.2%
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 57,000 56,279

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 73,000 $ 72,727
Senior Bond, 3.8%, 11/01/29 ......................... United States 145,000 141,162
270,168
Independent Power and Renewable Electricity Producers 0.7%
a
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 200,000 210,770
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 44,000 46,972
Senior Bond, 6.5%, 10/01/53 ......................... United States 106,000 112,584
Senior Bond, 5.75%, 3/15/54 ......................... United States 43,000 41,742
Senior Note, 5.6%, 3/01/28 .......................... United States 272,000 278,188
Senior Note, 4.4%, 1/15/31 .......................... United States 60,000 59,242
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 55,000 53,220
A, Senior Note, 4.25%, 10/01/30 ...................... United States 30,000 29,625
832,343
Insurance 1.2%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 95,000 96,072
a
Athene Global Funding ,
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 80,000 80,082
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 74,000 73,204
Senior Secured Bond, 144A, 5.543%, 8/22/35 ............ United States 175,000 171,911
Athene Holding Ltd. ,
Senior Bond, 5.875%, 1/15/34 ........................ United States 40,000 39,864
Senior Bond, 6.25%, 4/01/54 ......................... United States 35,000 32,151
Berkshire Hathaway Finance Corp. , Senior Bond , 4.3% , 5/15/43
United States 210,000 184,180
Brown & Brown, Inc. ,
Senior Note, 4.9%, 6/23/30 .......................... United States 92,000 91,939
Senior Note, 5.25%, 6/23/32 ......................... United States 82,000 81,898
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 65,000 64,021
a
CNO Global Funding ,
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 150,000 142,180
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 95,000 95,545
a
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 305,000 309,277
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 60,000 60,286
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 140,000 140,632
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 125,000 125,596
1,788,838
IT Services 0.2%
a
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 32,000 32,926
a
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 270,000 235,721
268,647
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 44,000 38,171

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Leisure Products (continued)
Brunswick Corp., (continued)
Senior Note, 5.85%, 3/18/29 ......................... United States 50,000 $ 51,175
89,346
Life Sciences Tools & Services 0.3%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 105,000 105,025
Thermo Fisher Scientific, Inc. ,
Senior Bond, 4.902%, 2/12/36 ........................ United States 70,000 69,530
Senior Note, 2.6%, 10/01/29 ......................... United States 135,000 127,597
302,152
Machinery 0.1%
Oshkosh Corp. ,
Senior Bond, 4.6%, 5/15/28 .......................... United States 125,000 124,971
Senior Bond, 3.1%, 3/01/30 .......................... United States 15,000 14,100
139,071
Media 0.9%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 10,000 9,841
Senior Secured Bond, 3.5%, 3/01/42 ................... United States 100,000 68,523
Senior Secured Note, 2.25%, 1/15/29 .................. United States 168,000 157,050
a
Nexstar Media, Inc. , Senior Secured Note , 144A, 6.5% , 9/15/33 United States 110,000 110,905
Omnicom Group, Inc. , Senior Note , 4.65% , 10/01/28 .........
United States 150,000 150,365
Paramount Global , Senior Bond , 4.2% , 6/01/29 .............
United States 91,000 86,927
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 334,000 378,371
Time Warner Cable LLC , Senior Secured Bond , 4.5% , 9/15/42 .
United States 115,000 86,751
1,048,733
Metals & Mining 0.3%
a
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 200,000 197,015
a
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ...................... Australia 124,000 123,484
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 20,000 20,477
d
Senior Bond, 144A, 5.508%, 4/01/36 ................... Australia 105,000 105,275
Senior Note, 144A, 6.375%, 10/06/30 .................. Australia 70,000 74,289
520,540
Multi-Utilities 1.0%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 75,000 76,198
Berkshire Hathaway Energy Co. , Senior Bond , 4.25% , 10/15/50
United States 100,000 77,878
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 85,000 72,040
Dominion Energy, Inc. ,
Junior Sub. Bond, 6.2% to 2/14/36, FRN thereafter, 2/15/56 .. United States 90,000 89,242
C, Senior Bond, 4.9%, 8/01/41 ....................... United States 135,000 120,554
DTE Energy Co. ,
Senior Bond, 5.85%, 6/01/34 ......................... United States 45,000 47,135
Senior Note, 4.95%, 7/01/27 ......................... United States 145,000 145,974
NiSource, Inc. ,
Senior Bond, 5.85%, 4/01/55 ......................... United States 100,000 97,280
Senior Note, 5.2%, 7/01/29 .......................... United States 230,000 234,633

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc. , Senior Note , 4.9% , 3/15/30
United States 60,000 $ 60,619
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 160,000 151,944
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 50,000 51,510
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 45,000 44,384
1,269,391
Oil, Gas & Consumable Fuels 2.6%
a
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 75,000 68,605
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 110,000 122,394
Senior Note, 5%, 12/15/29 .......................... Canada 124,000 125,973
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 89,000 81,142
Senior Note, 4.5%, 10/01/29 ......................... United States 195,000 194,208
a
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 20,000 19,804
a
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 50,000 52,353
Diamondback Energy, Inc. , Senior Bond , 6.25% , 3/15/33 ......
United States 75,000 80,060
a
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 75,000 77,053
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 43,000 44,615
Senior Bond, 5.65%, 10/15/54 ........................ United States 17,000 16,023
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 95,000 94,976
Energy Transfer LP ,
b
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 125,000 125,112
Senior Bond, 6.5%, 2/01/42 .......................... United States 20,000 20,868
Senior Note, 5.5%, 6/01/27 .......................... United States 182,000 183,724
Senior Note, 5.25%, 7/01/29 ......................... United States 30,000 30,662
Senior Note, 5.2%, 4/01/30 .......................... United States 129,000 131,919
a
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 200,000 202,455
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 139,000 154,774
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 15,000 14,845
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 180,000 181,212
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 145,000 144,300
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 65,000 63,652
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 220,000 219,968
Senior Bond, 4.875%, 2/01/31 ........................ United States 93,000 92,890
a
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 144A,
5.1% , 3/15/36 .................................... United States 80,000 79,324
a
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 365,000 373,527
a
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 250,000 260,124
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 72,000 72,605
Senior Note, 4.9%, 8/01/30 .......................... United States 77,000 77,093
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 87,000 88,940
3,495,200

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...... United States 170,000 $ 171,842
Passenger Airlines 0.2%
a
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 230,000 227,761
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 250,000 243,314
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 315,000 317,625
560,939
Pharmaceuticals 1.7%
Merck & Co., Inc. ,
Senior Bond, 4.75%, 12/04/35 ........................ United States 65,000 63,809
Senior Note, 4.45%, 12/04/32 ........................ United States 40,000 39,740
Novartis Capital Corp. ,
Senior Bond, 4.9%, 3/18/36 .......................... United States 85,000 84,830
Senior Bond, 5.7%, 3/18/56 .......................... United States 45,000 45,353
Senior Note, 4.6%, 3/18/33 .......................... United States 70,000 69,723
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 240,000 239,157
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 120,000 126,967
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 103,000 103,898
Senior Bond, 5.2%, 9/25/35 .......................... United States 110,000 108,602
Senior Note, 2.2%, 9/02/30 .......................... United States 82,000 73,878
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Bond, 4.1%, 10/01/46 ......................... Israel 145,000 107,662
Senior Note, 8.125%, 9/15/31 ........................ Israel 235,000 263,005
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 110,000 106,693
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 225,000 238,618
Zoetis, Inc. ,
Senior Bond, 2%, 5/15/30 ........................... United States 74,000 67,234
Senior Bond, 5%, 8/17/35 ........................... United States 325,000 322,482
2,061,651
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 80,000 80,751
Semiconductors & Semiconductor Equipment 1.1%
Broadcom, Inc. ,
Senior Bond, 4.95%, 1/15/36 ......................... United States 60,000 59,198
Senior Bond, 5.7%, 1/15/56 .......................... United States 10,000 9,955
a
Senior Bond, 144A, 4.926%, 5/15/37 ................... United States 400,000 388,233
a
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 6.15%, 1/25/32 ............. United States 200,000 208,946
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 200,000 205,791
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 235,000 224,162
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 68,000 70,219
Senior Note, 4.75%, 7/15/30 ......................... United States 5,000 5,019
Senior Note, 5.95%, 9/15/33 ......................... United States 67,000 70,934
Xilinx, Inc. , Senior Bond , 2.375% , 6/01/30 .................
United States 320,000 295,606
1,538,063

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 1.0%
Oracle Corp. ,
Senior Bond, 4.3%, 7/08/34 .......................... United States 80,000 $ 70,987
Senior Bond, 5.7%, 2/04/36 .......................... United States 145,000 139,479
Senior Bond, 3.65%, 3/25/41 ......................... United States 237,000 168,830
Senior Bond, 6.7%, 2/04/56 .......................... United States 45,000 41,797
Senior Note, 4.45%, 9/26/30 ......................... United States 80,000 77,115
Senior Note, 4.8%, 9/26/32 .......................... United States 110,000 104,791
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............
United States 170,000 169,759
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 240,000 208,327
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 185,000 185,420
Senior Bond, 5.7%, 4/01/55 .......................... United States 10,000 9,567
Senior Note, 4.85%, 4/01/30 ......................... United States 90,000 90,686
1,266,758
Specialized REITs 1.1%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 118,000 116,766
Senior Bond, 2.9%, 1/15/30 .......................... United States 48,000 45,091
Senior Bond, 2.7%, 4/15/31 .......................... United States 195,000 177,030
Senior Bond, 5.55%, 7/15/33 ......................... United States 250,000 257,026
Senior Note, 4.9%, 3/15/30 .......................... United States 60,000 60,563
Senior Note, 4.7%, 12/15/32 ......................... United States 50,000 49,152
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 130,000 128,484
Senior Bond, 4.75%, 5/15/47 ......................... United States 25,000 20,875
Senior Note, 4.9%, 9/01/29 .......................... United States 230,000 231,347
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 24,000 23,905
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 193,000 183,807
Senior Note, 2.5%, 5/15/31 .......................... United States 70,000 62,507
Extra Space Storage LP , Senior Note , 5.9% , 1/15/31 .........
United States 130,000 135,905
1,492,458
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 160,000 145,487
Senior Bond, 4.1%, 1/15/52 .......................... United States 60,000 42,536
188,023
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC / EMC Corp. , Senior Bond , 8.35% , 7/15/46
United States 5,000 6,197
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 221,000 219,958
Senior Note, 4.85%, 10/15/31 ........................ United States 55,000 54,642
280,797
Textiles, Apparel & Luxury Goods 0.2%
a
Beach Acquisition Bidco LLC , Senior Secured Note , 144A, 5.25% ,
7/15/32 ......................................... United States 130,000 EUR 144,480
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 17,000 15,405
Senior Bond, 5.5%, 3/11/35 .......................... United States 37,000 37,081

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc., (continued)
Senior Note, 5.1%, 3/11/30 .......................... United States 92,000 $ 92,986
289,952
Tobacco 0.6%
BAT Capital Corp. ,
Senior Bond, 4.39%, 8/15/37 ......................... United Kingdom 94,000 85,456
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 335,000 328,004
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 296,000 302,100
Senior Note, 4.375%, 4/30/30 ........................ United States 65,000 64,671
780,231
Trading Companies & Distributors 0.4%
a
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 75,000 77,798
a
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 210,000 213,438
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 130,000 130,734
421,970
Wireless Telecommunication Services 0.7%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ........................... Canada 90,000 90,941
Senior Note, 3.8%, 3/15/32 .......................... Canada 38,000 35,487
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 40,000 40,957
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 80,000 80,365
T-Mobile USA, Inc. ,
Senior Bond, 5%, 2/15/36 ........................... United States 125,000 123,162
Senior Bond, 4.5%, 4/15/50 .......................... United States 261,000 210,895
Senior Bond, 5.75%, 1/15/54 ......................... United States 115,000 110,410
Senior Note, 3.875%, 4/15/30 ........................ United States 7,000 6,819
Senior Note, 5.125%, 5/15/32 ........................ United States 74,000 75,087
Senior Note, 6.7%, 12/15/33 ......................... United States 175,000 192,784
966,907
Total Corporate Bonds (Cost $52,149,009) ....................................
51,388,459
Senior Floating Rate Interests 3.9%
Aerospace & Defense 0.1%
e
TransDigm, Inc., First Lien, CME Term Loan, N, 6.16%, (3-month
SOFR + 2.5%), 2/14/33 ............................. United States 55,814 55,905
Air Freight & Logistics 0.1%
d,e
Stonepeak Nile Parent LLC, First Lien, Amendment No. 1 CME
Term Loan, 5.917%, (3-month SOFR + 2.25%), 4/09/32 ..... United States 159,633 159,576
Automobile Components 0.1%
e
Allison Transmission, Inc., First Lien, 2026 CME Term Loan,
5.422%, (1-month SOFR + 1.75%), 1/03/33 .............. United States 74,916 75,272
e
Biotechnology 0.1%
Alkermes, Inc., First Lien, Initial CME Term Loan, B, 6.418%,
(1-month SOFR + 2.75%), 8/12/31 ..................... United States 14,769 14,899
d
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, B,
5.174%, (12-month SOFR + 1.75%), 1/28/33 ............. United States 50,333 50,270

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Biotechnology (continued)
Genmab A/S, First Lien, Initial CME Term Loan, B, 6.733%,
(3-month SOFR + 3%), 12/13/32 ...................... Denmark 23,200 $ 23,315
88,484
a a a a a a
Broadline Retail 0.1%
e
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.95%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 73,155 72,617
Building Products 0.1%
e
Advanced Drainage Systems, Inc., First Lien, Initial CME Term
Loan, 5.241%, (12-month SOFR + 1.75%), 2/11/33 ........ United States 56,889 57,227
e
Capital Markets 0.2%
CPI Holdco B LLC, First Lien, 2025 Fourth Amendment
Incremental CME Term Loan, 5.668%, (1-month SOFR + 2%),
5/19/31 ......................................... United States 159,595 158,743
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.673%, (3-month SOFR + 2%), 12/15/31 ................ United States 158,743 156,038
314,781
a a a a a a
Chemicals 0.1%
e
Element Solutions, Inc., First Lien, CME Term Loan, B3, 5.423%,
(1-month SOFR + 1.75%), 12/18/30 .................... United States 160,000 160,343
e
Commercial Services & Supplies 0.2%
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.168%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 159,376 160,710
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.414%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 159,198 157,257
317,967
a a a a a a
Construction & Engineering 0.0%
†
e
Dycom Industries, Inc., First Lien, CME Term Loan, B, 5.423%,
(1-month SOFR + 1.75%), 1/27/33 ..................... United States 10,619 10,675
Containers & Packaging 0.1%
e
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.668%, (1-month SOFR + 3%), 9/30/32 ......... United States 78,932 78,274
Diversified Consumer Services 0.1%
e
Covista, Inc., First Lien, 2026 CME Term Loan, 5.918%, (1-month
SOFR + 2.25%), 3/02/33 ............................ United States 85,185 85,451
e
Electric Utilities 0.2%
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.418%, (1-month SOFR + 1.75%), 9/30/31 .............. United States 159,192 158,984
Constellation Renewables LLC, First Lien, CME Term Loan,
5.673%, (3-month SOFR + 2%), 12/15/27 ................ United States 100,918 101,128
260,112
a a a a a a
e
Entertainment 0.2%
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B, 5.675%, (1-month SOFR + 2%), 10/21/32 ............. United States 129,756 129,972
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.537%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 158,747 149,767
279,739
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Financial Services 0.4%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.38%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 159,200 $ 158,864
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.418%, (1-month SOFR + 1.75%), 11/05/32 ..... United States 56,596 56,579
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 136,325 134,621
Hudson River Trading LLC, First Lien, CME Term Loan, B2,
6.175%, (1-month SOFR + 2.5%), 3/18/30 ............... United States 159,600 159,135
509,199
a a a a a a
Food Products 0.1%
e
Chobani LLC, First Lien, Closing Date CME Term Loan, 5.918%,
(1-month SOFR + 2.25%), 10/28/32 .................... United States 87,027 87,159
Ground Transportation 0.1%
e
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.422%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 159,192 158,612
Health Care Equipment & Supplies 0.0%
†
e
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.418%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 29,946 30,025
e
Hotels, Restaurants & Leisure 0.5%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.418%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 151,983 151,832
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.918%, (1-month SOFR + 2.25%), 2/06/30 ... United States 158,532 154,371
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.422%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 159,186 157,833
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 6.173%,
(1-month SOFR + 2.5%), 5/03/29 ...................... United States 159,173 159,792
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.668%, (1-month SOFR + 2%), 11/03/32 United States 113,306 112,775
736,603
a a a a a a
e
Independent Power and Renewable Electricity Producers 0.3%
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan, 5.418%, (1-month SOFR +
1.75%), 7/31/30 ................................... United States 160,000 160,250
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B, 5.668%, (1-month SOFR + 2%), 11/25/32 ..... United States 215,697 216,120
376,370
a a a a a a
e
Media 0.2%
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 5.911%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 158,794 158,963
Nexstar Media, Inc., First Lien, CME Term Loan, B, 6.173%,
(1-month SOFR + 2.5%), 6/28/32 ...................... United States 159,198 157,762
316,725
a a a a a a
e
Oil, Gas & Consumable Fuels 0.2%
CQP Holdco LP, First Lien, CME Term Loan, B, 5.423%, (1-month
SOFR + 1.75%), 12/31/32 ........................... United States 159,598 159,025
UGI Energy Services LLC, First Lien, Initial CME Term Loan,
6.168%, (1-month SOFR + 2.5%), 2/22/30 ............... United States 159,588 160,124
319,149
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Passenger Airlines 0.1%
e
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.918%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 159,198 $ 158,004
Professional Services 0.1%
e
SS&C Technologies, Inc., First Lien, CME Term Loan, B8,
5.673%, (1-month SOFR + 2%), 5/09/31 ................ United States 149,146 148,838
Software 0.1%
d,e
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B, 5.418%, (1-month SOFR + 1.75%), 4/16/32 United States 159,198 157,059
Textiles, Apparel & Luxury Goods 0.1%
e
Samsonite Group SA, First Lien, Initial CME Term Loan, B,
5.418%, (1-month SOFR + 1.75%), 11/08/32 ............. United States 61,860 62,092
Trading Companies & Distributors 0.0%
†
e
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.673%, (1-month SOFR + 2%), 4/30/32 ................ United States 27,948 27,928
Total Senior Floating Rate Interests (Cost $5,121,589) .........................
5,104,186
Foreign Government and Agency Securities 2.7%
a
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 202,843
a
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 100,000 EUR 101,940
Brazil Government Bond , Senior Bond , 3.75% , 9/12/31 .......
Brazil 300,000 276,000
a
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 30,000 29,012
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 70,000 EUR 81,071
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 220,000 222,915
Colombia Government Bond , Senior Bond , 3.125% , 4/15/31 ...
Colombia 300,000 256,518
a
Dominican Republic Government Bond , Senior Bond , Reg S,
4.5% , 1/30/30 ....................................
Dominican
Republic 180,000 171,504
a
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 250,000 251,625
a
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 70,000 73,079
a
Guatemala Government Bond , Senior Bond , Reg S, 6.6% ,
6/13/36 ......................................... Guatemala 200,000 210,500
a
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 240,000 240,325
a
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 200,000 188,908
a
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 100,000 EUR 109,863
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 130,000 118,768
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 70,000 68,566
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 200,000 202,781
a
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 100,000 EUR 111,348
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 100,000 98,135
South Africa Government Bond , Senior Bond , 4.85% , 9/27/27 ..
South Africa 200,000 199,967
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 200,000 192,973
Uruguay Government Bond , Senior Bond , 7.875% , 1/15/33 ....
Uruguay 110,000 128,892
Total Foreign Government and Agency Securities (Cost $3,587,285) .............
3,537,533

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 13.8%
Capital Markets 0.2%
a,e
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.122% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 250,000 $ 250,662
Consumer Finance 2.0%
Capital One Prime Auto Receivables Trust , 2025-1 , A3 , 3.85% ,
7/15/30 . ......................................... United States 193,000 192,135
GM Financial Consumer Automobile Receivables Trust , 2023-1 ,
A3 , 4.66% , 2/16/28 . ................................ United States 171,288 171,533
Harley-Davidson Motorcycle Trust ,
2024-B, A3, 4.31%, 7/16/29 .......................... United States 668,989 670,192
2025-A, A3, 4.67%, 4/15/30 .......................... United States 105,000 105,788
Hyundai Auto Receivables Trust ,
2023-A, A3, 4.58%, 4/15/27 .......................... United States 15,963 15,966
2023-B, A3, 5.48%, 4/17/28 .......................... United States 258,439 259,712
e
2025-C, A2B, FRN, 4.022%, ( 30-day SOFR Average + 0.35%),
7/17/28 ......................................... United States 519,000 518,893
e
2026-A, A2B, FRN, 4.012%, (30-day SOFR Average + 0.34%),
2/15/29 ......................................... United States 252,000 251,886
Toyota Auto Receivables Owner Trust ,
2022-C, A3, 3.76%, 4/15/27 .......................... United States 27,890 27,885
2024-A, A3, 4.83%, 10/16/28 ......................... United States 101,832 102,289
2026-A, A3, 3.86%, 9/16/30 .......................... United States 50,000 49,702
World Omni Auto Receivables Trust ,
2025-C, A3, 4.08%, 11/15/30 ......................... United States 100,000 99,908
2026-A, A3, 3.86%, 5/15/31 .......................... United States 238,000 236,171
2,702,060
a a a a a a
Consumer Staples Distribution & Retail 0.1%
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 7,982 8,058
a
2013, 144A, 4.704%, 1/10/36 ......................... United States 77,511 73,193
81,251
a a a a a a
Financial Services 11.5%
a,e
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.068% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 250,000 250,125
a,e
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.019% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 250,000 250,313
a,e
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.11% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 250,000 250,666
a,e
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.188% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 250,000 250,662
a,e
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.819% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 249,937
a,e
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 4.852% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 235,000 235,277
a,e
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.144% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 65,923 66,003
a ,e
Beechwood Park CLO Ltd. , 2019-1A , A2RR , 144A, FRN , 4.998% ,
( 3-month SOFR + 1.33% ), 1/17/35 . .................... Jersey 350,000 350,051
a,e
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.068% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 175,000 175,212
a,e
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.298% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 150,000 150,444
a,e
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
5.012% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 143,041 143,210

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
a,e
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 4.748% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 390,000 $ 389,224
CarMax Auto Owner Trust ,
2024-3, A3, 4.89%, 7/16/29 .......................... United States 680,000 684,789
2026-1, A2A, 3.87%, 4/16/29 ......................... United States 155,000 154,781
2026-1, A3, 4.04%, 3/17/31 .......................... United States 124,000 123,658
a,e
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.119% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 175,000 175,235
a
Chase Auto Owner Trust , 2024-3A , A3 , 144A, 5.22% , 7/25/29 . .. United States 592,677 597,847
a,e
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.028%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 250,000 250,189
2017-4A, A2R, 144A, FRN, 5.48% , (3-month SOFR + 1.812%),
10/24/30 ........................................ United States 500,000 500,954
2021-4A, AR, 144A, FRN, 5.031%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 250,000 250,195
2021-7A, AR, 144A, FRN, 4.761%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 322,000 322,107
a
Compass Datacenters Issuer II LLC ,
2024-2A, A1, 144A, 5.022%, 8/25/49 ................... United States 203,000 201,539
2025-2A, A1, 144A, 4.926%, 11/25/50 .................. United States 392,000 386,367
a
Corporate One Auto Receivables Trust , 2026-1A , A2 , 144A,
4.13% , 9/15/28 . ................................... United States 331,000 330,669
a,e
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.099% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,330
a
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 267,000 259,521
a,e
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.148% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 250,664
a,e
Elevation CLO Ltd. , 2018-10A , AR , 144A, FRN , 4.588% , ( 3-month
SOFR + 0.92% ), 10/20/31 . ........................... United States 315 315
a,e
Elmwood CLO 16 Ltd. , 2022-3A , BRR , 144A, FRN , 5.126% ,
( 3-month SOFR + 1.45% ), 4/20/37 . .................... United States 300,000 300,006
a,e
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.188% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 250,000 250,645
a,e
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.78% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 100,000 99,550
a,e
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.048% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,197
Ford Credit Auto Owner Trust , 2024-B , A3 , 5.1% , 4/15/29 . .....
United States 663,465 668,776
a,e
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.168% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 250,000 250,000
Honda Auto Receivables Owner Trust ,
2025-4, A2A, 4.04%, 6/15/28 ......................... United States 323,000 323,231
2026-1, A2A, 3.71%, 9/21/28 ......................... United States 384,000 382,799
a,e
J.P. Morgan Mortgage Trust , 2023-HE3 , A1 , 144A, FRN , 5.273% ,
( 30-day SOFR Average + 1.6% ), 5/20/54 . ................ United States 214,792 215,266
a
Lendbuzz Securitization Trust , 2024-3A , A2 , 144A, 4.97% ,
10/15/29 . ........................................ United States 142,515 142,655
a,e
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.069% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 250,000 250,187
a,e
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.068% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 250,000 250,303
a,e
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 4.848% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 350,000 350,410
a,e
Oaktree CLO Ltd. ,
2019-4A, ARR, 144A, FRN, 5.178%, (3-month SOFR + 1.51%),
7/20/37 ......................................... United States 250,000 250,663

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
a,e
Oaktree CLO Ltd., (continued)
2021-1A, A1R, 144A, FRN, 5.022%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 250,000 $ 250,582
a
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 110,000 110,722
a
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 505,748 501,981
a,e
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.062% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,198
a
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 249,000 247,512
a,e
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.099% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,332
a,e
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.96% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 250,000 249,998
a
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 245,000 236,246
a,e
Trinitas CLO XVI Ltd. , 2021-16A , A1R , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 7/20/34 . .................... United States 340,000 340,355
a
USB Auto Owner Trust , 2025-1A , A3 , 144A, 4.49% , 6/17/30 . ... United States 139,000 139,647
a
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 94,318 93,862
a,e
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 420,000 420,456
a,e
Voya CLO Ltd. , 2024-4A , A1 , 144A, FRN , 5.018% , ( 3-month
SOFR + 1.35% ), 7/20/37 . ............................ United States 250,000 250,196
a,e
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.132% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 250,000 250,659
15,077,718
a a a a a a
Total Asset-Backed Securities (Cost $18,117,095) .............................
18,111,691
Commercial Mortgage-Backed Securities 5.4%
Financial Services 5.4%
f
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.192% , 9/15/48 .............................. United States 196,829 194,922
BANK ,
a
2018-BN11, D, 144A, 3%, 3/15/61 ..................... United States 100,000 84,657
f,g
2018-BN13, XA, IO, FRN, 0.453%, 8/15/61 .............. United States 5,979,334 55,286
f,g
BANK5 Trust , 2025-5YR15 , XA , IO, FRN , 1.221% , 7/15/58 .... United States 1,430,647 66,508
a,f
Barclays Commercial Mortgage Trust , 2019-C5 , F , 144A, FRN ,
2.552% , 11/15/52 .................................. United States 234,000 146,867
f,g
BBCMS Mortgage Trust ,
2023-C20, XB, IO, FRN, 0.588%, 7/15/56 ................ United States 4,831,000 157,352
2025-5C34, XA, IO, FRN, 1.167%, 5/15/58 ............... United States 1,064,606 45,532
2025-5C38, XA, IO, FRN, 1.458%, 11/15/58 .............. United States 2,323,000 137,413
Benchmark Mortgage Trust ,
f
2018-B6, B, FRN, 4.586%, 10/10/51 .................... United States 139,000 132,154
2019-B13, A2, 2.889%, 8/15/57 ....................... United States 151,819 145,986
2026-V21, AS, 5.506%, 3/15/31 ....................... United States 239,000 242,009
f,g
2026-V21, XA, IO, FRN, 1.648%, 11/15/30 ............... United States 1,192,000 75,168
f,g
BMO Mortgage Trust , 2025-5C10 , XA , IO, FRN , 1.354% , 5/15/58 United States 999,847 47,363
a,e
BX Commercial Mortgage Trust , 2026-CSMO , C , 144A, FRN ,
5.673% , ( 1-month SOFR + 2% ), 2/15/43 ................ United States 200,000 200,606
a
BX Trust ,
f
2025-ARIA, C, 144A, FRN, 5.517%, 12/13/42 ............. United States 266,000 265,488
e
2025-VOLT, A, 144A, FRN, 5.373%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 140,000 139,818

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,f
CFCRE Commercial Mortgage Trust , 2011-C2 , D , 144A, FRN ,
5.249% , 12/15/47 .................................. United States 24,260 $ 23,919
COMM Mortgage Trust ,
a,f
2012-CR1, D, 144A, FRN, 5.097%, 5/15/45 .............. United States 65,221 60,698
2012-CR4, AM, 3.251%, 10/15/45 ..................... United States 138,000 133,988
a,f
2013-CR13, D, 144A, FRN, 6.702%, 11/10/46 ............ United States 231,589 131,135
f
2014-CR17, C, FRN, 4.471%, 5/10/47 .................. United States 227,000 214,565
a,f
2014-CR17, D, 144A, FRN, 4.535%, 5/10/47 ............. United States 198,000 168,007
a,f,g
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.048% , 1/15/49 ......................... United States 2,969,528 695
f
CSAIL Commercial Mortgage Trust , 2015-C1 , C , FRN , 3.742% ,
4/15/50 ......................................... United States 116,000 108,486
f,g
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.589% , 12/15/49 .... United States 3,981,647 4,325
a,f
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.294% ,
8/10/44 ......................................... United States 256,890 251,263
f
GS Mortgage Securities Trust ,
g
2013-GC13, XA, IO, FRN, 0.089%, 7/10/46 .............. United States 1,717,434 17
g
2014-GC22, XA, IO, FRN, 0.378%, 6/10/47 .............. United States 2,468,847 13,732
a
2014-GC24, D, 144A, FRN, 4.318%, 9/10/47 ............. United States 120,000 83,399
a,f
IRV Trust , 2025-200P , C , 144A, FRN , 5.73% , 3/14/47 ........ United States 200,000 198,606
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
a,f
2007-CB20, E, 144A, FRN, 9.049%, 2/12/51 ............. United States 5,505 7,779
a,f
2011-C3, B, 144A, FRN, 5.013%, 2/15/46 ................ United States 125,586 123,848
a,f
2012-C6, E, 144A, FRN, 4.967%, 5/15/45 ............... United States 138,000 136,569
a,f
2012-LC9, D, 144A, FRN, 3.499%, 12/15/47 ............. United States 127,000 124,059
2016-JP3, AS, 3.144%, 8/15/49 ....................... United States 215,000 208,770
f
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 3.859%, 7/15/45 ................... United States 78,866 77,910
a
2013-C14, D, 144A, FRN, 3.931%, 8/15/46 .............. United States 122,000 97,667
g
2014-C22, XA, IO, FRN, 0.405%, 9/15/47 ................ United States 731,967 7
g
2014-C25, XA, IO, FRN, 0.33%, 11/15/47 ................ United States 468,788 1,918
a,f,g
LCCM Trust , 2017-LC26 , XA , IO, 144A, FRN , 1.502% , 7/12/50 . United States 5,549,146 58,067
a,f
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
5.935% , 10/15/42 .................................. United States 261,000 265,470
f
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10, B, FRN, 3.951%, 7/15/46 ................... United States 66,084 62,825
a
2013-C10, F, 144A, FRN, 3.951%, 7/15/46 ............... United States 273,000 41,869
2013-C9, B, FRN, 3.708%, 5/15/46 .................... United States 66,089 63,130
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 225,000 209,217
g
2025-5C2, XA, IO, FRN, 1.25%, 11/15/58 ................ United States 1,687,000 86,011
f
Morgan Stanley Capital I Trust ,
a
2011-C3, E, 144A, FRN, 4.941%, 7/15/49 ................ United States 42,631 42,253
g
2016-BNK2, XA, IO, FRN, 0.938%, 11/15/49 ............. United States 2,868,210 10,489
g
2016-UB12, XA, IO, FRN, 0.59%, 12/15/49 .............. United States 7,827,142 7,155
2018-L1, C, FRN, 4.78%, 10/15/51 ..................... United States 205,000 189,069
g
2019-H7, XA, IO, FRN, 1.215%, 7/15/52 ................. United States 4,438,021 147,001
a,h
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 859,373 102
UBS Commercial Mortgage Trust ,
2017-C7, A4, 3.679%, 12/15/50 ....................... United States 128,000 126,349
f,g
2017-C7, XA, IO, FRN, 0.964%, 12/15/50 ................ United States 3,878,069 51,567
f,g
2018-C12, XA, IO, FRN, 0.827%, 8/15/51 ................ United States 4,006,241 64,932
f,g
2019-C17, XA, IO, FRN, 1.436%, 10/15/52 ............... United States 5,470,802 223,414
a,f
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 ......... United States 133,000 132,576
a,f
VRTX Trust , 2025-HQ , D , 144A, FRN , 6.596% , 8/05/42 ....... United States 191,000 192,227
f,g
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.35% , 11/15/48 ................................... United States 4,722 5

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust ,
a
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 68,489 $ 8,287
2015-C31, D, 3.852%, 11/15/48 ....................... United States 116,000 105,249
f,g
2015-LC20, XB, IO, FRN, 0.526%, 4/15/50 ............... United States 1,506,290 15
f,g
2017-C41, XA, IO, FRN, 1.142%, 11/15/50 ............... United States 3,001,232 38,543
f,g
2018-C43, XA, IO, FRN, 0.567%, 3/15/51 ................ United States 12,701,407 121,165
2019-C49, B, 4.546%, 3/15/52 ........................ United States 148,000 144,221
f,g
2019-C50, XA, IO, FRN, 1.39%, 5/15/52 ................. United States 2,170,535 69,137
a
2019-C53, D, 144A, 2.5%, 10/15/52 .................... United States 218,000 175,125
f
2020-C57, C, FRN, 4.023%, 8/15/53 ................... United States 122,000 111,643
f
WFRBS Commercial Mortgage Trust ,
g
2013-C14, XA, IO, FRN, 0.302%, 6/15/46 ................ United States 173,574 2
a
2013-C15, D, 144A, FRN, 4.152%, 8/15/46 .............. United States 90,551 63,838
g
2014-C22, XA, IO, FRN, 0.171%, 9/15/57 ................ United States 1,444,216 168
7,119,612
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $7,884,152) ...............
7,119,612
Mortgage-Backed Securities 49.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.6%
FHLMC Pool, 30 Year, 3%, 3/01/43 - 6/01/46 ............... United States 483,483 439,506
FHLMC Pool, 30 Year, 3.5%, 8/01/43 - 2/01/47 ............. United States 796,190 747,724
FHLMC Pool, 30 Year, 4%, 9/01/45 ...................... United States 230,818 222,494
FHLMC Pool, 30 Year, 4.5%, 8/01/44 - 3/01/45 ............. United States 166,899 164,535
FHLMC Pool, 30 Year, 5.5%, 9/01/53 ..................... United States 773,390 789,075
FHLMC Pool, 30 Year, 5.5%, 9/01/53 - 11/01/53 ............ United States 694,428 704,049
FHLMC Pool, 30 Year, 6%, 9/01/53 ...................... United States 295,035 303,553
3,370,936
Federal National Mortgage Association (FNMA) Fixed Rate 37.3%
FNMA, 3.5%, 6/01/56 ................................ United States 1,046,924 958,456
FNMA, 3.5%, 9/01/57 ................................ United States 680,533 620,177
FNMA, 5.28%, 12/01/28 .............................. United States 226,000 231,963
FNMA, 15 Year, 2%, 2/01/37 ........................... United States 731,265 674,178
FNMA, 30 Year, 2%, 1/01/51 ........................... United States 1,075,275 874,961
FNMA, 30 Year, 3%, 6/01/46 ........................... United States 541,669 492,466
FNMA, 30 Year, 3%, 9/01/42 - 3/01/47 .................... United States 1,244,756 1,132,798
FNMA, 30 Year, 3%, 4/01/52 ........................... United States 840,560 743,200
FNMA, 30 Year, 3.5%, 7/01/43 ......................... United States 165,736 155,912
FNMA, 30 Year, 4%, 9/01/45 - 6/01/46 .................... United States 385,580 371,642
FNMA, 30 Year, 4.5%, 7/01/44 - 5/01/45 .................. United States 369,762 361,231
FNMA, 30 Year, 5%, 3/01/38 ........................... United States 2,866 2,899
FNMA, 30 Year, 5.5%, 9/01/53 ......................... United States 84,430 85,616
FNMA, 30 Year, 5.5%, 11/01/53 ......................... United States 789,874 804,813
i
Uniform Mortgage-Backed Securities, 1.5%, TBA, 4/25/41 ..... United States 1,000,000 899,272
i
Uniform Mortgage-Backed Securities, 2%, TBA, 4/25/56 ...... United States 8,000,000 6,445,625
i
Uniform Mortgage-Backed Securities, 2.5%, TBA, 4/25/56 ..... United States 7,000,000 5,886,562
i
Uniform Mortgage-Backed Securities, 4%, TBA, 4/25/56 ...... United States 1,000,000 943,758
i
Uniform Mortgage-Backed Securities, 4.5%, TBA, 4/25/56 ..... United States 17,000,000 16,345,146
i
Uniform Mortgage-Backed Securities, 5%, TBA, 4/25/56 ...... United States 1,000,000 986,361
i
Uniform Mortgage-Backed Securities, 5.5%, TBA, 4/25/56 ..... United States 9,000,000 9,023,594
i
Uniform Mortgage-Backed Securities, 6%, TBA, 4/25/56 ...... United States 1,000,000 1,019,484
49,060,114
Government National Mortgage Association (GNMA) Fixed Rate 9.1%
GNMA I, Single-family, 30 Year, 3.5%, 11/15/47 ............. United States 40,651 37,907

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 383,545 $ 391,962
GNMA II, Single-family, 30 Year, 2.5%, 2/20/53 ............. United States 3,807,000 3,288,082
GNMA II, Single-family, 30 Year, 2.5%, 9/20/52 ............. United States 339,814 293,212
GNMA II, Single-family, 30 Year, 3%, 2/20/53 ............... United States 872,096 783,627
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 - 11/20/49 .... United States 566,048 524,846
GNMA II, Single-family, 30 Year, 4%, 2/20/48 - 5/20/48 ....... United States 599,097 557,863
GNMA II, Single-family, 30 Year, 4.5%, 7/20/47 ............. United States 812,427 802,216
GNMA II, Single-family, 30 Year, 4.5%, 5/20/48 ............. United States 80,606 78,703
GNMA II, Single-family, 30 Year, 5%, 5/20/48 - 6/20/48 ....... United States 213,756 215,590
i
GNMA II, Single-family, 30 Year, 5%, 4/15/56 ............... United States 3,000,000 2,971,610
GNMA II, Single-family, 30 Year, 5.5%, 6/20/53 - 7/20/53 ...... United States 214,207 218,975
GNMA II, Single-family, 30 Year, 5.5%, 4/20/54 ............. United States 946,009 962,445
GNMA II, Single-family, 30 Year, 6%, 11/20/53 .............. United States 791,321 822,306
11,949,344
Total Mortgage-Backed Securities (Cost $65,064,993) ..........................
64,380,394
Residential Mortgage-Backed Securities 7.0%
Financial Services 7.0%
a
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 441,125 445,005
a
Angel Oak Mortgage Trust , 2023-3 , A1 , 144A, 4.8% , 9/26/67 ... United States 82,879 82,531
a,f
Arroyo Mortgage Trust , 2019-3 , M1 , 144A, FRN , 4.204% ,
10/25/48 ........................................ United States 330,000 308,404
a
BRAVO Residential Funding Trust ,
f
2020-RPL1, M1, 144A, FRN, 3.25%, 5/26/59 ............. United States 353,000 337,957
2023-NQM8, A1, 144A, 6.394%, 10/25/63 ............... United States 70,454 70,809
2024-NQM2, A1, 144A, 6.285%, 2/25/64 ................ United States 72,611 73,075
a,f
Bunker Hill Loan Depositary Trust , 2020-1 , A3 , 144A, FRN ,
3.253% , 2/25/55 ................................... United States 332,000 324,723
a,e
Chase Home Lending Mortgage Trust , 2025-10 , A11 , 144A, FRN ,
4.962% , ( 30-day SOFR Average + 1.3% ), 7/25/56 ......... United States 85,154 85,310
a,e
Chevy Chase Funding LLC , 2004-3A , A2 , 144A, FRN , 4.093% ,
( 1-month SOFR + 0.414% ), 8/25/35 .................... United States 33,341 32,864
a
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 . United States 370,030 372,440
a,f
Ellington Financial Mortgage Trust , 2020-1 , A2 , 144A, FRN ,
3.149% , 5/25/65 ................................... United States 142,694 141,404
f
FHLMC Seasoned Credit Risk Transfer Trust ,
a
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 214,274 209,117
2019-3, M, FRN, 4.75%, 10/25/58 ..................... United States 254,069 250,756
a,e
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.312%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 2,494 2,495
2021-DNA6, M2, 144A, FRN, 5.162%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 47,241 47,297
2021-DNA7, M2, 144A, FRN, 5.462%, ( 30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 108,000 108,303
2022-DNA2, M1A, 144A, FRN, 4.962%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 1,109 1,109
2022-HQA1, M2, 144A, FRN, 8.912%, (30-day SOFR Average
+ 5.25%), 3/25/42 ................................. United States 911,000 943,155
2023-DNA1, M1A, 144A, FRN, 5.761%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 22,635 22,857
2023-HQA3, M1, 144A, FRN, 5.512%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 8,059 8,098
2025-DNA1, A1, 144A, FRN, 4.612%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 45,450 45,389

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,e
FHLMC STACR REMIC Trust, (continued)
2025-DNA3, M1, 144A, FRN, 4.762%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 100,528 $ 100,528
a,e
FNMA Connecticut Avenue Securities Trust ,
2021-R03, 1M2, 144A, FRN, 5.312%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 23,760 23,805
2022-R03, 1M2, 144A, FRN, 7.162%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 19,000 19,378
2022-R04, 1M2, 144A, FRN, 6.762%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 19,000 19,272
2023-R06, 1M1, 144A, FRN, 5.362%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 4,899 4,908
2024-R04, 1M1, 144A, FRN, 4.762%, ( 30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 1,697 1,696
2024-R06, 1A1, 144A, FRN, 4.812%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 41,434 41,441
2025-R01, 1A1, 144A, FRN, 4.612%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 20,566 20,525
2025-R01, 1M1, 144A, FRN, 4.762%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 10,987 10,972
2025-R02, 1A1, 144A, FRN, 4.662%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 23,542 23,516
2025-R02, 1M1 , 144A, FRN, 4.812%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 37,361 37,353
2025-R03, 2A1, 144A, FRN, 5.112%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 27,293 27,357
2026-R01, 2A1, 144A, FRN, 4.512%, ( 30-day SOFR Average +
0.85%), 1/25/46 ................................... United States 132,483 131,753
2026-R01, 2M1, 144A, FRN, 4.662%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 150,643 150,686
a
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 23,281 22,783
a
Imperial Fund Mortgage Trust , 2022-NQM7 , A1 , 144A, 7.369% ,
11/25/67 ........................................ United States 226,505 226,388
a,e
J.P. Morgan Mortgage Trust , 2024-9 , A11 , 144A, FRN , 5.012% ,
( 30-day SOFR Average + 1.35% ), 2/25/55 ............... United States 110,953 111,234
a,f
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.491% , 8/26/47 .............................. United States 26,055 26,088
a,e
Morgan Stanley Residential Mortgage Loan Trust , 2024-4 , AF ,
144A, FRN , 5.012% , ( 30-day SOFR Average + 1.35% ), 9/25/54 United States 56,538 56,631
a,f
New Residential Mortgage Loan Trust , 2020-NQM2 , A2 , 144A,
FRN , 2.891% , 5/24/60 .............................. United States 212,000 201,663
a
OBX Trust ,
2022-NQM7, A1, 144A, 5.11%, 8/25/62 ................. United States 206,735 206,184
2023-NQM7, A1, 144A, 6.844%, 4/25/63 ................ United States 239,438 240,749
e
2025-J2, AF, 144A, FRN, 4.962%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 93,418 93,658
a
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 98,429 97,705
a
PRKCM Trust , 2023-AFC2 , A1 , 144A, 6.482% , 6/25/58 ....... United States 329,212 328,754
a
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 193,156 191,264
a,f
Residential Mortgage Loan Trust , 2020-2 , A3 , 144A, FRN ,
2.911% , 5/25/60 ................................... United States 459,404 453,283
a,f
RMF Proprietary Issuance Trust , 2022-3 , A , 144A, FRN , 4% ,
8/25/62 ......................................... United States 111,948 111,121
a
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 1,063 1,060
a,e
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.578%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 277,000 279,259

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,e
Station Place Securitization Trust, (continued)
2025-3, A, 144A, FRN, 4.578%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 280,000 $ 281,014
2025-7, A, 144A, FRN, 4.578%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 476,000 477,095
a,f
Towd Point Mortgage Trust , 2018-5 , M1 , 144A, FRN , 3.25% ,
7/25/58 ......................................... United States 153,000 131,056
a
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 221,793 222,428
a
Visio Trust , 2022-1 , A2 , 144A, 5.85% , 8/25/57 .............. United States 89,647 89,527
e
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR13, A1C4, FRN, 4.653%, (1-month SOFR + 0.974%),
10/25/45 ........................................ United States 461,577 446,769
2005-AR17, A1B2, FRN, 4.613%, (1-month SOFR + 0.934%),
12/25/45 ........................................ United States 377,251 349,118
9,171,119
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $8,934,321) ................
9,171,119
Agency Commercial Mortgage-Backed Securities 4.5%
Financial Services 4.5%
FHLMC ,
e
3065, DC, FRN, 8.5%, (-3 x 30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 51,341 53,058
f
3117, AF, FRN, Zero Cpn., 2/15/36 ..................... United States 2,874 2,544
3369, BO, Strip, 9/15/37 ............................. United States 970 830
3391, Strip, 4/15/37 ................................ United States 8,596 7,540
e
3408, EK, FRN, 10.556%, (-4 x 30-day SOFR Average +
25.332%), 4/15/37 ................................. United States 48,398 56,917
g
4018, DI, IO, 4.5%, 7/15/41 .......................... United States 9,199 84
e
406, F30, FRN, 4.812%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 116,576 117,803
g
4132, IP, IO, 4.5%, 11/15/42 .......................... United States 87,825 5,862
e,g
4945, SL, IO, FRN, 2.274%, (-1 x 30-day SOFR Average +
5.936%), 1/25/50 .................................. United States 3,098,971 363,174
g
5050, IM, IO, 3.5%, 10/25/50 ......................... United States 3,104,626 609,059
g
5349, IB, IO, 4%, 12/15/46 ........................... United States 400,070 83,674
a,e
FHLMC Multi-family Structured Credit Risk Trust , 2021-MN3 , M2 ,
144A, FRN , 7.662% , ( 30-day SOFR Average + 4% ), 11/25/51 . United States 337,000 349,377
FNMA ,
e,g
2010-35, SG, IO, FRN, 2.624%, (-1 x 30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 178,453 19,316
g
2015-33, AI, IO, 5%, 6/25/45 ......................... United States 479,515 57,778
g
2021-12, NI, IO, 2.5%, 3/25/51 ........................ United States 3,297,104 557,520
g
2023-49, IA, IO, 3%, 8/25/46 ......................... United States 602,166 76,563
g
2023-49, IB, IO, 3.5%, 3/25/47 ........................ United States 235,760 36,093
e
2025-41, FA, FRN, 4.812%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 84,285 84,953
372, 1, Strip, 8/25/36 ............................... United States 5,448 4,527
a,e
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.026%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 177,773 180,667
2020-01, M10, 144A, FRN, 7.526%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 323,100 328,635
GNMA ,
g
2009-79, IC, IO, 6%, 8/20/39 ......................... United States 185,660 18,560
f,g
2010-H19, GI, IO, FRN, 1.486%, 8/20/60 ................ United States 273,606 12,095

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
g
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 336,771 $ 48,106
g
2012-136, IO, 3.5%, 11/20/42 ......................... United States 483,703 60,898
g
2012-38, MI, IO, 4%, 3/20/42 ......................... United States 1,149,312 196,219
g
2014-100, JI, IO, 3.5%, 7/16/29 ....................... United States 101,865 2,296
g
2014-180, IO, 5%, 12/20/44 .......................... United States 646,013 125,827
g
2014-76, IO, 5%, 5/20/44 ............................ United States 186,740 37,923
f,g
2014-H11, GI, IO, FRN, 1.554%, 6/20/64 ................ United States 1,061,787 32,221
g
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 114,964 3,424
g
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 525,496 102,725
f,g
2015-H01, CI, IO, FRN, 1.576%, 12/20/64 ............... United States 142,464 2,920
f,g
2015-H04, AI, IO, FRN, 1.921%, 12/20/64 ............... United States 576,643 18,018
f,g
2015-H10, CI, IO, FRN, 1.821%, 4/20/65 ................ United States 182,274 5,820
f,g
2015-H12, AI, IO, FRN, 1.89%, 5/20/65 ................. United States 288,622 8,799
f,g
2015-H12, EI, IO, FRN, 1.794%, 4/20/65 ................ United States 709,597 13,654
f,g
2015-H12, GI, IO, FRN, 1.837%, 5/20/65 ................ United States 413,544 17,171
f,g
2015-H13, AI, IO, FRN, 2.365%, 6/20/65 ................ United States 610,635 32,629
f,g
2015-H16, XI, IO, FRN, 2.647%, 7/20/65 ................ United States 203,846 12,373
f,g
2015-H20, AI, IO, FRN, 1.893%, 8/20/65 ................ United States 196,623 7,353
f,g
2015-H25, AI, IO, FRN, 1.711%, 9/20/65 ................ United States 386,485 7,619
f,g
2015-H25, CI, IO, FRN, 2.296%, 10/20/65 ............... United States 259,273 12,639
f,g
2016-H11, HI, IO, FRN, 1.821%, 1/20/66 ................ United States 169,505 5,131
f,g
2016-H23, NI, IO, FRN, 2.729%, 10/20/66 ............... United States 995,090 49,043
f,g
2016-H24, JI, IO, FRN, 2.701%, 11/20/66 ................ United States 240,381 15,409
f,g
2017-H08, NI, IO, FRN, 1.92%, 3/20/67 ................. United States 676,468 24,575
f,g
2017-H10, MI, IO, FRN, 1.785%, 4/20/67 ................ United States 761,927 20,902
f,g
2017-H12, QI, IO, FRN, 2.263%, 5/20/67 ................ United States 606,575 23,415
f,g
2017-H18, CI, IO, FRN, 2.2%, 9/20/67 .................. United States 751,597 52,129
e,g
2019-121, SD, IO, FRN, 2.21%, (-1 x 1-month SOFR +
5.886%), 10/20/49 ................................. United States 110,461 12,934
f,g
2019-H02, DI, IO, FRN, 2.635%, 11/20/68 ............... United States 1,073,158 46,697
e,g
2020-112, MS, IO, FRN, 2.51%, (-1 x 1-month SOFR +
6.186%), 8/20/50 .................................. United States 3,247,611 435,594
e
2023-152, FB, FRN, 4.823%, ( 30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 201,406 205,563
e
2023-66, PS, FRN, 6.193%, (-3 x 30-day SOFR Average +
15.375%), 5/20/53 ................................. United States 386,257 376,874
f,g
2024-32, IO, FRN, 0.7%, 6/16/63 ...................... United States 2,497,039 127,923
e,g
2025-120, SD, IO, FRN, 2.21%, (-1 x 1-month SOFR +
5.886%), 10/20/49 ................................. United States 6,301,258 689,764
5,861,216
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $5,629,123) ........
5,861,216
Municipal Bonds 1.0%
California 0.4%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 145,000 135,917
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 65,000 55,773
City of Pomona , Revenue , 2020 BJ , 3.716% , 8/01/40 ........
United States 40,000 34,521
County of Fresno , Revenue , 2004 A , NATL Insured , 4.64%,
8/15/32 ......................................... United States 85,000 63,667
County of Tulare , Revenue , 2018 , 4.445% , 6/01/37 ..........
United States 120,000 114,572
State of California , GO , 4.35% , 11/01/32 ..................
United States 180,000 179,585
584,035

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 0.1%
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 130,000 $ 136,323
Georgia 0.0%
†
Georgia Higher Education Facilities Authority , University System
of Georgia , Revenue , 2026 A , 5.273% , 1/01/40 ........... United States 30,000 30,073
Illinois 0.1%
j
State of Illinois , GO , 2026 A , 4.954% , 4/01/33 .............. United States 120,000 121,890
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 25,000 27,678
New York 0.1%
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 100,000 99,095
Ohio 0.1%
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 75,000 63,431
Pennsylvania 0.2%
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 90,000 90,616
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 5.002% , 11/01/38 ......... United States 145,000 143,448
234,064
Total Municipal Bonds (Cost $1,313,803) .....................................
1,296,589
Total Long Term Investments (Cost $167,801,370) .............................
165,970,799
a
Short Term Investments 7.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.8%
k,l
U.S. Treasury Bills, 3.58%, 7/16/26 ...................... United States 1,100,000 1,088,410
Total U.S. Government and Agency Securities (Cost $1,088,641) ................
1,088,410
Shares
Management Investment Companies 6.4%
m,n
Putnam Short Term Investment Fund, Class P, 3.821% ....... United States 8,398,751 8,398,751
Total Management Investment Companies (Cost $8,398,751) ...................
8,398,751
Total Short Term Investments (Cost $9,487,392 ) ...............................
9,487,161
a
Total Investments (Cost $177,288,762) 133.6% ................................
$175,457,960
TBA Sale Commitments (19.7)% .............................................
(25,918,255)
Other Assets, less Liabilities (13.9)% ........................................
(18,210,058)
Net Assets 100.0% .........................................................
$131,329,647
a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
a a
Country
Principal
Amount
*
a Value
o
TBA Sale Commitments (19.7)%
Mortgage-Backed Securities (19.7)%
Federal National Mortgage Association (FNMA) Fixed Rate (16.3)%
Uniform Mortgage-Backed Securities ,
3.5%, TBA, 4/25/56 ................................ United States (1,000,000) $ (916,879)
4.5%, TBA, 4/25/56 ................................ United States (12,000,000) (11,518,945)
5.5%, TBA, 4/25/56 ................................ United States (9,000,000) (9,023,594)
(21,459,418)
Government National Mortgage Association (GNMA) Fixed Rate (3.4)%
GNMA II, Single-family, 30 Year ,
2.5%, 4/15/56 .................................... United States (4,000,000) (3,441,875)
6%, 4/15/56 ...................................... United States (1,000,000) (1,016,962)
(4,458,837)
Total TBA Sale Commitments (Proceeds $(26,062,852)) ........................
$(25,918,255)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $41,260,319, representing 31.4% of net assets.
b
Perpetual security with no stated maturity date.
c
The coupon rate shown represents the rate at period end.
d
A portion or all of the security purchased on a delayed delivery basis.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
g
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Security purchased on a to-be-announced (TBA) basis.
j
Security purchased on a when-issued basis.
k
The rate shown represents the yield at period end.
l
A portion or all of the security has been segregated as collateral for certain derivative contracts. At March 31, 2026, the value of this security pledged amounted to $979,569, representing 0.7% of net assets.
m
See Note 4 regarding investments in affiliated management investment companies.
n
The rate shown is the annualized seven-day effective yield at period end.
o
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026, the Fund had the following futures contracts outstanding.
At March 31, 2026, the Fund had the following forward exchange contracts outstanding.
At March 31, 2026, the Fund had the following forward premium swap options contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 62 $ 6,884,906 6/18/26 $ (135,722)
U.S. Treasury 10 Year Ultra Notes ................ Long 25 2,837,891 6/18/26 (63,523)
U.S. Treasury 2 Year Notes ..................... Short 44 9,127,594 6/30/26 66,625
U.S. Treasury 5 Year Notes ..................... Long 79 8,546,195 6/30/26 (124,738)
U.S. Treasury Long Bonds ..................... Long 29 3,302,375 6/18/26 (109,395)
U.S. Treasury Ultra Bonds ...................... Long 85 9,907,812 6/18/26 (341,585)
Total Futures Contracts ...................................................................... $(708,338)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Sell 239,100 275,678 6/17/26 $ — $ (1,657)
Euro ............. MSCO Sell 147,300 170,245 6/17/26 — (611)
Euro ............. SSBT Sell 105,000 121,071 6/17/26 — (720)
Total Forward Exchange Contracts ................................................... — $(2,988)
Net unrealized appreciation (depreciation) ............................................ $(2,988)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike Currency
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 103,000 $ 5,037 $ (3,323)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 103,000 5,274 (3,831)
(3.165%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.165% EUR 12,227,000 (31,589) (2,573)
(3.565%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.565% EUR 12,227,000 (20,965) (1,921)
(2.765%)/3-month EURIBOR/Mar-28/
(Purchased) BOFA 3/19/27 / 2.765% EUR 12,227,000 51,138 1,728
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 384,300 22,116 (15,637)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 384,300 22,116 986
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 1,549,300 193,198 (17,841)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 1,549,300 193,198 (22,384)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 271,700 9,863 (9,143)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 456,000 57,114 (6,544)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following credit default swap contracts outstanding.
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike Currency
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 456,000 $ 57,114 $ (10,581)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 1,865,500 108,759 (82,159)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 572,900 25,322 (6,598)
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 572,900 26,382 (10,829)
4.2%/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 1,150,000 51,175 4,313
(4.2%)/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 1,150,000 51,175 101
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 304,800 36,545 (11,146)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 304,800 36,545 1,802
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,568,800 56,790 (25,606)
Unrealized appreciation 8,930
Unrealized (depreciation) (230,116)
Total $(221,186)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Europe
Main 45 .... (1.00)% Quarterly 6/20/31 3,430,000 EUR $ (55,717) $ (50,597) $ (5,120)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 2,620,000 120,171 120,171 —
Non-
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 3,950,000 69,497 62,682 6,815
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $133,951 $132,256 $1,695
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 167,000 20,278 85,971 (65,693)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 257,000 70,292 49,237 21,055
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 193,000 23,546 24,897 (1,351)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 193,000 37,618 35,029 2,589
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 386,000 80,305 80,932 (627)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 424,000 88,209 82,132 6,077
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 285,000 17,955 53,386 (35,431)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 193,000 45,634 34,668 10,966

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 140,000 $ (16,999) $ (24,342) $ 7,343
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 27,000 (3,278) (5,518) 2,240
Non-
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 285,000 (17,956) (17,136) (820)
Investment
Grade
Total OTC Swap Contracts .............................................. $345,604 $399,256 $(53,652)
Total Credit Default Swap Contracts .................................... $479,555 $ 531,512 $(51,957)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 6,191,000 $ 40,924 $ 19,543 $ 21,381
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 13,003,000 (105,069) (56,349) (48,720)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 6/17/31 7,324,000 27,693 52,764 (25,071)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 3/18/36 20,613,000 201,479 93,035 108,444
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.8% ..... Annual 6/17/36 8,523,000 59,102 70,826 (11,724)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See A bbreviations on page 255 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 6,442,000 $ (37,642) $ (76,367) $ 38,725
Total Interest Rate Swap Contracts ................................. $186,487 $ 103,452 $83,035
*
In U.S. dollars unless otherwise indicated.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT International Equity Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 94.5%
Australia 5.3%
BHP Group Ltd. ................. Metals & Mining 182,107 $ 6,589,091
Glencore plc .................... Metals & Mining 1,167,337 8,841,263
15,430,354
Austria 1.7%
Erste Group Bank AG ............. Banks 47,038 5,081,293
Canada 1.0%
Canadian National Railway Co. ...... Ground Transportation 29,600 3,046,602
China 1.3%
Alibaba Group Holding Ltd. ......... Broadline Retail 237,700 3,725,826
Denmark 2.0%
Carlsberg A/S, B ................. Beverages 32,019 3,977,860
Novo Nordisk A/S, B .............. Pharmaceuticals 50,955 1,864,673
5,842,533
France 7.8%
Airbus SE ...................... Aerospace & Defense 33,474 6,329,029
BNP Paribas SA ................. Banks 59,836 5,700,194
Cie de Saint-Gobain SA ........... Building Products 39,465 3,267,482
Safran SA ...................... Aerospace & Defense 23,093 7,556,707
22,853,412
Germany 4.5%
Deutsche Bank AG ............... Capital Markets 119,960 3,570,020
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 136,925 6,211,758
Siemens AG .................... Industrial Conglomerates 13,915 3,390,168
13,171,946
Greece 1.9%
National Bank of Greece SA ........ Banks 354,690 5,479,210
Hong Kong 3.1%
AIA Group Ltd. .................. Insurance 505,800 5,620,110
Prudential plc ................... Insurance 238,972 3,322,455
8,942,565
Indonesia 2.0%
Indofood CBP Sukses Makmur Tbk. PT Food Products 3,125,800 1,352,276
Jardine Matheson Holdings Ltd. ..... Industrial Conglomerates 41,600 2,990,343
Unilever Indonesia Tbk. PT ......... Household Products 13,161,700 1,425,388
5,768,007
Ireland 0.5%
AIB Group plc ................... Banks 141,261 1,507,977
Italy 3.7%
Enel SpA ...................... Electric Utilities 517,058 5,652,907
Prysmian SpA ................... Electrical Equipment 23,099 2,727,786
a
Ryanair Holdings plc, ADR ......... Passenger Airlines 37,450 2,164,610
Ryanair Holdings plc, ADR ......... Passenger Airlines 4,100 236,980
10,782,283
Japan 18.1%
Chugai Pharmaceutical Co. Ltd. ..... Pharmaceuticals 97,800 5,393,522
Ebara Corp. .................... Machinery 75,700 2,142,926
Hitachi Ltd. ..................... Industrial Conglomerates 206,800 6,066,580

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Hoya Corp. ..................... Health Care Equipment & Supplies 46,800 $ 8,113,268
Japan Exchange Group, Inc. ........ Capital Markets 193,800 2,263,193
Minebea Mitsumi, Inc. ............. Machinery 166,100 2,758,105
Mitsubishi UFJ Financial Group, Inc. .. Banks 381,600 6,461,990
Nintendo Co. Ltd. ................ Entertainment 66,100 3,773,361
NOF Corp. ..................... Chemicals 78,800 1,572,991
SBI Holdings, Inc. ................ Capital Markets 129,300 2,394,164
Sony Group Corp. ................ Household Durables 247,200 5,152,324
Sumitomo Mitsui Financial Group, Inc. . Banks 199,900 6,572,777
52,665,201
Netherlands 6.1%
ASML Holding NV ................ Semiconductors & Semiconductor Equipment 6,590 8,763,096
b
Euronext NV, 144A, Reg S ......... Capital Markets 32,490 5,217,306
Universal Music Group NV ......... Entertainment 204,722 3,973,822
17,954,224
Portugal 2.1%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 256,412 6,148,144
Spain 2.8%
Iberdrola SA .................... Electric Utilities 352,294 8,065,477
Switzerland 1.8%
ABB Ltd. ....................... Electrical Equipment 64,468 5,241,762
Taiwan 1.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 89,000 5,147,273
United Kingdom 11.8%
AstraZeneca plc ................. Pharmaceuticals 49,151 9,610,986
British American Tobacco plc ........ Tobacco 153,302 8,900,535
Coca-Cola Europacific Partners plc ... Beverages 33,500 3,037,445
Compass Group plc .............. Hotels, Restaurants & Leisure 112,768 3,146,332
Melrose Industries plc ............. Aerospace & Defense 316,702 2,146,036
Tesco plc ...................... Consumer Staples Distribution & Retail 439,467 2,762,064
Unilever plc ..................... Personal Care Products 87,670 4,813,029
34,416,427
United States 15.2%
BP plc ......................... Oil, Gas & Consumable Fuels 676,451 5,294,449
CRH plc ....................... Construction Materials 43,070 4,506,005
Linde plc ....................... Chemicals 12,522 6,207,907
Novartis AG .................... Pharmaceuticals 42,118 6,464,879
Roche Holding AG ............... Pharmaceuticals 20,473 8,170,587
Schneider Electric SE ............. Electrical Equipment 20,153 5,489,306
Shell plc ....................... Oil, Gas & Consumable Fuels 104,890 4,904,774
Sunbelt Rentals Holdings, Inc. ....... Trading Companies & Distributors 52,031 3,319,128
44,357,035
Total Common Stocks (Cost $219,840,631) .....................................
275,627,551

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Preferred Stocks 1.3%
South Korea 1.3%
c
Samsung Electronics Co. Ltd., 1.05% . Technology Hardware, Storage & Peripherals 48,128 $ 3,885,065
Total Preferred Stocks (Cost $1,658,415) .......................................
3,885,065
Total Long Term Investments (Cost $221,499,046) ...............................
279,512,616
Short Term Investments 3.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.2%
United States 0.2%
d
U.S. Treasury Bills ,
3.47%, 4/23/26 ................ 100,000 99,779
e
3.58%, 7/16/26 ................ 300,000 296,839
396,618
Total U.S. Government and Agency Securities (Cost $396,678) ....................
396,618
Shares
Management Investment Companies 2.6%
United States 2.6%
f,g
Putnam Short Term Investment Fund,
Class P, 3.821% ................ 7,571,269 7,571,269
Total Management Investment Companies (Cost $7,571,269) .....................
7,571,269
Investments from Cash Collateral Received for Loaned
Securities 0.3%
Money Market Funds 0.3%
f,g
Putnam Cash Collateral Pool, LLC,
3.882% ...................... 1,015,490 1,015,490
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$1,015,490) .................................................................
1,015,490
a a a a a
Total Short Term Investments (Cost $8,983,437 ) .................................
8,983,377
a a a
Total Investments (Cost $230,482,483) 98.9% ...................................
$288,495,993
Other Assets, less Liabilities 1.1% .............................................
3,190,229
Net Assets 100.0% ...........................................................
$291,686,222
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at March 31, 2026.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the value of this security was
$5,217,306, representing 1.8% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At March 31, 2026, the value of this security pledged amounted to $221,640, representing 0.1% of net assets.
f
See Note 4 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 1,301,800 874,729 4/15/26 $ 25,759 $ (2,461)
Australian Dollar .... CITI Buy 1,075,500 750,803 4/15/26 5,617 (14,502)
Australian Dollar .... GSCO Buy 551,500 368,446 4/15/26 11,998 —
Australian Dollar .... HSBK Buy 862,800 579,811 4/15/26 15,378 —
Australian Dollar .... MSCO Buy 8,220,100 5,523,915 4/15/26 146,592 —
Australian Dollar .... MSCO Sell 8,159,600 5,722,397 4/15/26 93,625 —
Australian Dollar .... SSBT Buy 7,761,600 5,216,082 4/15/26 138,136 —
Australian Dollar .... SSBT Sell 888,300 626,731 4/15/26 13,951 —
Australian Dollar .... TDOM Buy 6,880,300 4,623,768 4/15/26 122,500 —
Australian Dollar .... TDOM Sell 425,200 296,029 4/15/26 2,711 —
Australian Dollar .... WPAC Buy 1,298,000 867,220 4/15/26 28,185 —
Canadian Dollar .... BOFA Sell 597,800 432,105 4/15/26 2,125 —
Canadian Dollar .... BZWS Sell 1,216,000 878,968 4/15/26 4,336 —
Canadian Dollar .... CITI Buy 40,300 29,542 4/15/26 — (556)
Canadian Dollar .... HSBK Buy 677,700 490,400 4/15/26 — (2,950)
Canadian Dollar .... JPHQ Sell 2,600 1,879 4/15/26 9 —
Canadian Dollar .... MSCO Sell 1,238,200 912,542 4/15/26 21,942 —
Canadian Dollar .... SSBT Buy 443,500 327,007 4/15/26 — (8,009)
Canadian Dollar .... SSBT Sell 686,700 496,895 4/15/26 2,972 —
Canadian Dollar .... TDOM Sell 42,800 30,969 4/15/26 184 —
Canadian Dollar .... WPAC Sell 1,300,600 940,110 4/15/26 4,627 —
Israeli New Shekel .. BZWS Buy 2,142,100 680,490 4/15/26 1,248 —
Israeli New Shekel .. GSCO Buy 2,280,900 731,439 4/15/26 — (5,527)
Israeli New Shekel .. HSBK Buy 938,300 299,052 4/15/26 — (432)
Israeli New Shekel .. SSBT Buy 5,255,800 1,675,572 4/15/26 — (2,877)
New Zealand Dollar . GSCO Buy 365,700 210,394 4/15/26 — (151)
New Zealand Dollar . SSBT Buy 408,200 236,162 4/15/26 — (1,486)
New Zealand Dollar . WPAC Buy 402,600 231,613 4/15/26 — (157)
Chinese Yuan ...... BOFA Sell 6,806,100 987,392 5/13/26 — (3,821)
Chinese Yuan ...... CITI Buy 1,549,100 224,719 5/13/26 886 —
Chinese Yuan ...... HSBK Sell 31,137,200 4,517,089 5/13/26 — (17,605)
Chinese Yuan ...... JPHQ Buy 49,358,700 7,161,946 5/13/26 26,454 —
Chinese Yuan ...... SSBT Sell 38,789,200 5,627,564 5/13/26 — (21,537)
Chinese Yuan ...... WPAC Buy 5,511,700 801,463 5/13/26 1,238 —
Hong Kong Dollar ... BOFA Buy 10,956,500 1,406,371 5/13/26 — (5,776)
Hong Kong Dollar ... BZWS Sell 23,942,100 3,072,521 5/13/26 11,946 —
Hong Kong Dollar ... CITI Sell 9,855,300 1,264,651 5/13/26 4,825 —
Hong Kong Dollar ... GSCO Buy 975,600 125,048 5/13/26 — (335)
Hong Kong Dollar ... GSCO Sell 6,366,200 817,048 5/13/26 3,241 —
Hong Kong Dollar ... HSBK Sell 40,698,500 5,221,813 5/13/26 19,228 —
Hong Kong Dollar ... MSCO Buy 8,992,200 1,153,991 5/13/26 — (4,496)
Hong Kong Dollar ... SSBT Buy 14,298,100 1,834,921 5/13/26 — (7,162)
Hong Kong Dollar ... TDOM Buy 23,592,400 3,027,850 5/13/26 — (11,978)
Indian Rupee ...... GSCO Sell 51,500 565 5/13/26 20 —
Japanese Yen ...... BOFA Buy 379,344,800 2,437,165 5/13/26 — (37,896)
Japanese Yen ...... BOFA Sell 72,399,200 472,851 5/13/26 14,943 —
Japanese Yen ...... BZWS Sell 225,086,700 1,446,049 5/13/26 22,427 —
Japanese Yen ...... CITI Buy 300,838,600 1,940,352 5/13/26 — (37,618)
Japanese Yen ...... GSCO Buy 1,061,262,000 6,807,962 5/13/26 — (95,723)
Japanese Yen ...... GSCO Sell 137,929,800 870,401 5/13/26 1,281 (3,255)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... HSBK Buy 156,004,000 1,002,290 5/13/26 $ — $ (15,601)
Japanese Yen ...... HSBK Sell 492,358,500 3,195,472 5/13/26 81,418 —
Japanese Yen ...... JPHQ Sell 137,039,500 880,456 5/13/26 13,712 —
Japanese Yen ...... MSCO Buy 1,482,068,200 9,486,099 5/13/26 2,025 (114,381)
Japanese Yen ...... MSCO Sell 418,182,800 2,662,762 5/13/26 18,658 (806)
Japanese Yen ...... SSBT Buy 125,487,300 818,884 5/13/26 — (25,205)
Japanese Yen ...... SSBT Sell 389,594,600 2,502,937 5/13/26 38,840 —
Japanese Yen ...... TDOM Buy 370,420,300 2,375,677 5/13/26 — (32,855)
Japanese Yen ...... TDOM Sell 281,812,600 1,810,274 5/13/26 27,874 —
Japanese Yen ...... UBSW Buy 379,165,900 2,438,309 5/13/26 — (40,172)
New Taiwan Dollar .. BZWS Sell 18,205,700 575,656 5/13/26 8,421 —
New Taiwan Dollar .. HSBK Sell 85,763,200 2,709,909 5/13/26 37,782 —
New Taiwan Dollar .. SSBT Sell 67,310,200 2,127,041 5/13/26 29,855 —
Singapore Dollar .... BOFA Buy 1,869,900 1,480,288 5/13/26 — (21,493)
Singapore Dollar .... HSBK Buy 1,428,800 1,131,078 5/13/26 — (16,405)
Singapore Dollar .... SSBT Buy 1,869,600 1,480,044 5/13/26 — (21,482)
Singapore Dollar .... UBSW Buy 399,300 316,069 5/13/26 — (4,557)
Singapore Dollar .... WPAC Buy 842,700 667,094 5/13/26 — (9,665)
South Korean Won .. BOFA Buy 1,400,921,200 949,970 5/13/26 — (17,645)
South Korean Won .. BOFA Sell 2,321,532,000 1,592,119 5/13/26 47,118 —
South Korean Won .. BZWS Sell 722,757,600 495,746 5/13/26 14,744 —
South Korean Won .. GSCO Sell 5,380,668,300 3,690,192 5/13/26 109,308 —
South Korean Won .. HSBK Sell 4,284,921,000 2,948,763 5/13/26 97,109 —
South Korean Won .. JPHQ Sell 1,843,485,200 1,264,211 5/13/26 37,355 —
South Korean Won .. MSCO Buy 7,006,524,700 4,805,240 5/13/26 — (142,334)
British Pound ...... BOFA Buy 436,900 578,357 6/17/26 — (210)
British Pound ...... BZWS Buy 1,310,400 1,734,622 6/17/26 — (578)
British Pound ...... CITI Sell 2,765,400 3,660,711 6/17/26 1,273 —
British Pound ...... GSCO Buy 754,100 998,225 6/17/26 — (329)
British Pound ...... HSBK Sell 2,719,700 3,617,187 6/17/26 18,224 —
British Pound ...... JPHQ Sell 223,700 298,177 6/17/26 2,156 —
British Pound ...... MSCO Sell 6,574,400 8,774,641 6/17/26 74,775 —
British Pound ...... SSBT Buy 1,712,700 2,277,941 6/17/26 — (11,535)
British Pound ...... SSBT Sell 796,500 1,057,085 6/17/26 3,081 —
British Pound ...... TDOM Buy 410,200 545,578 6/17/26 — (2,763)
British Pound ...... UBSW Sell 1,814,400 2,413,194 6/17/26 12,209 —
Danish Krone ...... BOFA Buy 3,937,900 606,344 6/17/26 5,363 —
Danish Krone ...... CITI Sell 2,840,700 437,441 6/17/26 — (3,829)
Danish Krone ...... GSCO Buy 8,706,100 1,340,472 6/17/26 11,919 —
Danish Krone ...... HSBK Buy 6,276,400 969,740 6/17/26 5,226 —
Danish Krone ...... JPHQ Buy 9,350,500 1,448,550 6/17/26 3,942 —
Danish Krone ...... MSCO Sell 48,417,300 7,498,032 6/17/26 — (23,035)
Danish Krone ...... SSBT Buy 12,410,900 1,917,597 6/17/26 10,292 —
Danish Krone ...... TDOM Buy 249,200 38,509 6/17/26 202 —
Euro ............. BOFA Buy 2,943,200 3,383,091 6/17/26 30,775 —
Euro ............. BZWS Sell 4,036,500 4,639,795 6/17/26 — (42,208)
Euro ............. CITI Buy 1,109,200 1,283,236 6/17/26 3,343 —
Euro ............. CITI Sell 2,016,000 2,321,505 6/17/26 781 (17,667)
Euro ............. GSCO Buy 1,429,600 1,643,254 6/17/26 14,963 —
Euro ............. HSBK Buy 7,935,100 9,152,440 6/17/26 51,614 —
Euro ............. HSBK Sell 750,100 866,105 6/17/26 — (3,949)
Euro ............. JPHQ Sell 1,957,300 2,263,772 6/17/26 — (6,532)
Euro ............. MSCO Buy 6,830,600 7,894,871 6/17/26 28,054 —
Euro ............. MSCO Sell 970,000 1,122,318 6/17/26 — (2,801)
Euro ............. SSBT Sell 656,700 754,476 6/17/26 — (7,240)
Euro ............. TDOM Sell 4,532,900 5,235,506 6/17/26 — (22,279)
Euro ............. UBSW Sell 1,332,300 1,536,708 6/17/26 — (8,649)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See A bbreviations on page 255 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. WPAC Sell 1,442,500 1,658,085 6/17/26 $ — $ (15,095)
Norwegian Krone ... BOFA Buy 19,344,800 1,984,553 6/17/26 11,988 —
Swedish Krona ..... BOFA Buy 15,981,300 1,704,809 6/17/26 — (10,083)
Swedish Krona ..... BZWS Buy 5,512,800 588,082 6/17/26 — (3,481)
Swedish Krona ..... GSCO Sell 6,797,300 731,868 6/17/26 11,053 —
Swedish Krona ..... MSCO Buy 17,827,400 1,917,193 6/17/26 — (26,699)
Swedish Krona ..... SSBT Buy 5,814,500 624,463 6/17/26 — (7,868)
Swedish Krona ..... TDOM Buy 6,715,800 721,295 6/17/26 — (9,123)
Swedish Krona ..... UBSW Buy 41,771,600 4,486,862 6/17/26 — (57,222)
Swedish Krona ..... WPAC Buy 7,642,100 815,214 6/17/26 — (4,813)
Swiss Franc ....... BOFA Sell 94,400 120,715 6/17/26 1,658 —
Swiss Franc ....... BZWS Buy 981,900 1,255,763 6/17/26 — (17,400)
Swiss Franc ....... CITI Sell 1,042,900 1,333,621 6/17/26 18,326 —
Swiss Franc ....... GSCO Sell 353,300 451,836 6/17/26 6,258 —
Swiss Franc ....... HSBK Buy 540,400 691,925 6/17/26 — (10,378)
Swiss Franc ....... MSCO Sell 482,600 618,951 6/17/26 10,301 —
Swiss Franc ....... SSBT Buy 2,467,500 3,159,217 6/17/26 — (47,229)
Swiss Franc ....... TDOM Buy 2,389,500 3,059,813 6/17/26 — (46,199)
Swiss Franc ....... UBSW Buy 1,441,000 1,845,040 6/17/26 — (27,664)
Swiss Franc ....... WPAC Sell 272,300 348,219 6/17/26 4,796 —
Total Forward Exchange Contracts ................................................... $1,655,175 $(1,185,769)
Net unrealized appreciation (depreciation) ............................................ $469,406
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT International Value Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.0%
Aerospace & Defense 2.2%
Airbus SE ......................................... France 15,624 $ 2,954,076
Thales SA ......................................... France 11,031 3,234,788
6,188,864
Air Freight & Logistics 1.0%
Deutsche Post AG ................................... Germany 51,667 2,723,209
Automobiles 0.3%
Stellantis NV ....................................... United States 125,183 904,770
Banks 24.5%
AIB Group plc ...................................... Ireland 524,364 5,597,645
ANZ Group Holdings Ltd. ............................. Australia 158,506 3,985,673
Barclays plc ....................................... United Kingdom 1,499,836 7,849,367
BNP Paribas SA .................................... France 80,688 7,686,631
CaixaBank SA ...................................... Spain 496,828 5,955,804
HSBC Holdings plc .................................. United Kingdom 642,384 10,549,611
ING Groep NV ..................................... Netherlands 358,017 9,292,933
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 550,200 9,317,051
Resona Holdings, Inc. ................................ Japan 291,000 3,319,654
Sumitomo Mitsui Financial Group, Inc. .................... Japan 194,900 6,408,375
69,962,744
Beverages 2.0%
Asahi Group Holdings Ltd. ............................. Japan 203,500 2,031,872
Carlsberg A/S , B .................................... Denmark 30,604 3,802,068
5,833,940
Biotechnology 0.7%
a
Argenx SE ........................................ Netherlands 2,747 1,993,605
Broadline Retail 0.4%
Pan Pacific International Holdings Corp. .................. Japan 177,800 1,084,625
Building Products 1.0%
Cie de Saint-Gobain SA .............................. France 35,237 2,917,428
Capital Markets 1.9%
London Stock Exchange Group plc ...................... United Kingdom 20,699 2,444,299
Partners Group Holding AG ............................ Switzerland 2,662 2,869,212
5,313,511
Chemicals 0.5%
LANXESS AG ...................................... Germany 64,315 1,421,943
Construction Materials 1.9%
CRH plc .......................................... United States 50,113 5,242,848
Consumer Staples Distribution & Retail 2.3%
MatsukiyoCocokara & Co. ............................. Japan 141,400 2,250,568
Tesco plc ......................................... United Kingdom 706,157 4,438,219
6,688,787
Diversified REITs 0.6%
Mirvac Group ...................................... Australia 1,255,758 1,551,569
Diversified Telecommunication Services 2.9%
Deutsche Telekom AG ................................ Germany 125,422 4,681,159

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Telecommunication Services (continued)
Telstra Group Ltd. ................................... Australia 1,036,781 $ 3,827,390
8,508,549
Electric Utilities 1.9%
Enel SpA ......................................... Italy 504,854 5,519,483
Electrical Equipment 1.2%
ABB Ltd. .......................................... Switzerland 41,602 3,382,574
Food Products 0.9%
Yamazaki Baking Co. Ltd. ............................. Japan 118,000 2,637,661
Health Care Equipment & Supplies 1.9%
Hoya Corp. ........................................ Japan 31,300 5,426,182
Hotels, Restaurants & Leisure 0.5%
Compass Group plc ................................. United Kingdom 55,377 1,545,070
Household Durables 1.7%
Cairn Homes plc .................................... Ireland 978,963 2,407,333
Sony Group Corp. ................................... Japan 118,300 2,465,696
4,873,029
Industrial Conglomerates 1.5%
Siemens AG ....................................... Germany 17,014 4,145,190
Industrial REITs 0.8%
Segro plc ......................................... United Kingdom 263,453 2,258,467
Insurance 8.8%
ASR Nederland NV .................................. Netherlands 70,310 4,840,622
AXA SA ........................................... France 136,040 6,251,250
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 8,186 5,169,797
Prudential plc ...................................... Hong Kong 244,092 3,393,639
QBE Insurance Group Ltd. ............................ Australia 372,838 5,501,881
25,157,189
Machinery 2.6%
a
Alstom SA ......................................... France 189,845 5,429,231
Minebea Mitsumi, Inc. ................................ Japan 119,200 1,979,326
7,408,557
Metals & Mining 2.6%
Anglo American plc .................................. South Africa 33,435 1,435,552
Glencore plc ....................................... Australia 749,888 5,679,557
Valterra Platinum Ltd. ................................ South Africa 3,024 248,465
7,363,574
Multi-Utilities 1.4%
E.ON SE .......................................... Germany 186,403 4,082,500
Oil, Gas & Consumable Fuels 8.0%
Cenovus Energy, Inc. ................................ Canada 269,401 7,149,942
Shell plc .......................................... United States 340,405 15,765,872
22,915,814
Passenger Airlines 1.2%
Qantas Airways Ltd. ................................. Australia 576,216 3,384,838

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Care Products 1.6%
Unilever plc ........................................ United Kingdom 80,104 $ 4,522,641
Pharmaceuticals 5.0%
AstraZeneca plc .................................... United Kingdom 15,543 3,039,278
Bayer AG ......................................... Germany 77,980 3,608,777
Novo Nordisk A/S , B ................................. Denmark 57,356 2,098,914
Sanofi SA ......................................... United States 52,901 5,108,641
13,855,610
Semiconductors & Semiconductor Equipment 1.2%
STMicroelectronics NV ............................... Singapore 100,824 3,430,901
Specialty Retail 0.9%
Industria de Diseno Textil SA ........................... Spain 47,064 2,739,539
Textiles, Apparel & Luxury Goods 1.4%
Asics Corp. ........................................ Japan 145,100 3,901,030
Tobacco 1.3%
Imperial Brands plc .................................. United Kingdom 90,607 3,673,916
Trading Companies & Distributors 5.6%
Ferguson Enterprises, Inc. ............................ United States 12,100 2,817,461
ITOCHU Corp. ..................................... Japan 262,700 3,341,673
Mitsubishi Corp. .................................... Japan 240,000 8,233,433
Sunbelt Rentals Holdings, Inc. .......................... United States 23,858 1,521,934
15,914,501
Wireless Telecommunication Services 1.8%
KDDI Corp. ........................................ Japan 140,200 2,387,148
Vodafone Group plc ................................. United Kingdom 1,889,668 2,850,284
5,237,432
Total Common Stocks (Cost $ 191,992,953 ) ...................................
273,712,090
Short Term Investments 3.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.6%
b ,c
U.S. Treasury Bills ,
3.47%, 4/23/26 ................................... United States 500,000 498,892
3.58%, 7/16/26 ................................... United States 1,200,000 1,187,356
1,686,248
Total U.S. Government and Agency Securities (Cost $ 1,686,464 ) ................
1,686,248

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following futures contracts outstanding.
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.5%
d,e
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 7,071,585 $ 7,071,585
Total Management Investment Companies (Cost $ 7,071,585 ) ...................
7,071,585
Total Short Term Investments (Cost $ 8,758,049 ) ...............................
8,757,833
a
Total Investments (Cost $ 200,751,002 ) 99.1% .................................
$282,469,923
Other Assets, less Liabilities 0.9% ...........................................
2,774,282
Net Assets 100.0% .........................................................
$285,244,205
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for certain derivative contracts. At March 31, 2026, the aggregate value of these securities pledged amount-
ed to $720,006, representing 0.3% of net assets.
d
See Note 4 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 8 $ 1,160,440 6/19/26 $ 38,084
Total Futures Contracts ...................................................................... $38,084

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Sell 735,300 491,276 4/15/26 $ — $ (15,959)
Australian Dollar .... BZWS Buy 1,606,400 1,149,992 4/15/26 — (41,842)
Australian Dollar .... CITI Buy 1,277,500 858,474 4/15/26 24,153 (1,364)
Australian Dollar .... GSCO Sell 1,037,400 693,066 4/15/26 — (22,568)
Australian Dollar .... HSBK Buy 1,107,700 744,387 4/15/26 19,743 —
Australian Dollar .... MSCO Sell 8,640,900 5,803,765 4/15/26 — (157,025)
Australian Dollar .... SSBT Buy 8,628,000 5,840,788 4/15/26 127,486 (16,383)
Australian Dollar .... TDOM Buy 1,155,200 776,329 4/15/26 20,568 —
Australian Dollar .... UBSW Sell 1,898,100 1,317,285 4/15/26 21,554 (13,644)
Australian Dollar .... WPAC Buy 295,700 197,563 4/15/26 6,421 —
Canadian Dollar .... BOFA Buy 42,500 30,720 4/15/26 — (151)
Canadian Dollar .... BOFA Sell 221,900 160,058 4/15/26 452 —
Canadian Dollar .... BZWS Sell 59,900 43,298 4/15/26 214 —
Canadian Dollar .... CITI Sell 2,017,400 1,471,478 4/15/26 20,422 —
Canadian Dollar .... GSCO Sell 1,764,500 1,284,495 4/15/26 15,343 —
Canadian Dollar .... HSBK Sell 686,800 496,985 4/15/26 2,990 —
Canadian Dollar .... MSCO Buy 37,300 27,353 4/15/26 — (524)
Canadian Dollar .... MSCO Sell 1,986,000 1,440,181 4/15/26 11,710 —
Canadian Dollar .... SSBT Sell 191,800 140,025 4/15/26 2,069 —
Canadian Dollar .... TDOM Sell 359,800 260,340 4/15/26 1,546 —
Canadian Dollar .... UBSW Sell 959,800 694,503 4/15/26 4,147 —
Canadian Dollar .... WPAC Sell 1,111,900 803,712 4/15/26 3,956 —
Israeli New Shekel .. BOFA Buy 2,581,800 820,171 4/15/26 1,505 —
Israeli New Shekel .. BZWS Buy 418,500 132,947 4/15/26 244 —
Israeli New Shekel .. HSBK Sell 896,200 285,634 4/15/26 412 —
Israeli New Shekel .. MSCO Buy 3,621,600 1,154,276 4/15/26 — (1,677)
Israeli New Shekel .. SSBT Buy 1,638,200 522,265 4/15/26 — (897)
Israeli New Shekel .. UBSW Buy 2,253,000 718,179 4/15/26 — (1,146)
New Zealand Dollar . BOFA Buy 433,000 249,101 4/15/26 — (167)
New Zealand Dollar . JPHQ Buy 255,900 147,219 4/15/26 — (101)
Chinese Yuan ...... GSCO Sell 10,315,000 1,496,541 5/13/26 — (5,694)
Chinese Yuan ...... HSBK Buy 10,824,800 1,570,359 5/13/26 6,121 —
Hong Kong Dollar ... BZWS Buy 286,300 36,741 5/13/26 — (143)
Hong Kong Dollar ... GSCO Buy 4,026,600 516,780 5/13/26 — (2,050)
Hong Kong Dollar ... HSBK Buy 1,373,800 176,291 5/13/26 — (675)
Hong Kong Dollar ... JPHQ Buy 7,666,200 983,814 5/13/26 — (3,826)
Hong Kong Dollar ... SSBT Buy 19,177,000 2,461,192 5/13/26 — (9,750)
Hong Kong Dollar ... TDOM Buy 9,643,400 1,237,634 5/13/26 — (4,896)
Hong Kong Dollar ... UBSW Buy 2,496,900 320,397 5/13/26 — (1,213)
Japanese Yen ...... BOFA Buy 223,001,500 1,432,711 5/13/26 — (22,278)
Japanese Yen ...... CITI Buy 503,046,200 3,214,718 5/13/26 4,313 (37,379)
Japanese Yen ...... GSCO Buy 1,070,782,400 6,881,315 5/13/26 — (108,861)
Japanese Yen ...... HSBK Buy 769,402,300 4,943,236 5/13/26 — (76,942)
Japanese Yen ...... MSCO Sell 703,143,600 4,496,374 5/13/26 49,152 —
Japanese Yen ...... SSBT Buy 97,569,500 636,703 5/13/26 — (19,598)
Japanese Yen ...... SSBT Sell 187,384,400 1,200,360 5/13/26 15,197 —
Japanese Yen ...... TDOM Sell 202,405,400 1,309,000 5/13/26 28,831 —
Japanese Yen ...... UBSW Sell 271,368,900 1,735,997 5/13/26 19,651 —
Japanese Yen ...... WPAC Buy 405,783,200 2,573,697 5/13/26 — (7,212)
Singapore Dollar .... BOFA Buy 48,500 38,395 5/13/26 — (557)
Singapore Dollar .... BZWS Buy 592,700 469,203 5/13/26 — (6,810)
Singapore Dollar .... GSCO Buy 2,829,900 2,240,201 5/13/26 — (32,465)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Singapore Dollar .... MSCO Buy 1,267,800 1,003,721 5/13/26 $ — $ (14,652)
Singapore Dollar .... SSBT Buy 436,900 345,866 5/13/26 — (5,020)
Singapore Dollar .... WPAC Buy 997,600 789,715 5/13/26 — (11,442)
South Korean Won .. GSCO Sell 952,976,000 653,574 5/13/26 19,360 —
South Korean Won .. JPHQ Sell 1,247,874,300 855,758 5/13/26 25,286 —
South Korean Won .. MSCO Buy 2,197,935,400 1,507,537 5/13/26 — (44,792)
British Pound ...... BOFA Sell 2,718,200 3,598,285 6/17/26 1,307 —
British Pound ...... BZWS Sell 1,015,000 1,343,591 6/17/26 447 —
British Pound ...... CITI Buy 1,089,100 1,441,701 6/17/26 — (501)
British Pound ...... GSCO Buy 3,024,800 4,025,731 6/17/26 — (23,030)
British Pound ...... GSCO Sell 5,099,900 6,750,891 6/17/26 2,223 —
British Pound ...... HSBK Sell 3,689,000 4,906,352 6/17/26 24,719 —
British Pound ...... JPHQ Sell 1,123,300 1,497,281 6/17/26 10,825 —
British Pound ...... MSCO Buy 772,500 1,032,768 6/17/26 — (10,523)
British Pound ...... MSCO Sell 6,468,700 8,619,426 6/17/26 59,433 —
British Pound ...... SSBT Sell 2,291,100 3,047,229 6/17/26 15,430 —
British Pound ...... TDOM Buy 1,355,100 1,802,324 6/17/26 — (9,128)
British Pound ...... UBSW Sell 812,600 1,080,777 6/17/26 5,468 —
British Pound ...... WPAC Buy 2,080,700 2,754,362 6/17/26 — (984)
Czech Koruna ...... CITI Buy 6,980,800 326,601 6/17/26 2,437 —
Czech Koruna ...... MSCO Sell 13,073,500 616,310 6/17/26 93 —
Czech Koruna ...... UBSW Buy 6,058,700 284,915 6/17/26 660 —
Danish Krone ...... BOFA Buy 1,071,800 165,032 6/17/26 1,460 —
Danish Krone ...... CITI Buy 9,580,400 1,475,292 6/17/26 12,912 —
Danish Krone ...... GSCO Buy 5,545,800 853,883 6/17/26 7,593 —
Danish Krone ...... HSBK Sell 699,600 108,092 6/17/26 — (582)
Danish Krone ...... MSCO Sell 41,999,600 6,505,484 6/17/26 — (18,667)
Danish Krone ...... UBSW Sell 275,200 42,527 6/17/26 — (222)
Euro ............. BOFA Sell 1,701,300 1,955,576 6/17/26 — (17,790)
Euro ............. BZWS Sell 1,394,700 1,603,152 6/17/26 — (14,584)
Euro ............. CITI Buy 2,882,500 3,313,333 6/17/26 30,126 —
Euro ............. GSCO Buy 2,118,300 2,441,755 6/17/26 15,297 —
Euro ............. GSCO Sell 3,624,500 4,173,032 6/17/26 — (31,086)
Euro ............. HSBK Buy 2,804,400 3,234,629 6/17/26 18,241 —
Euro ............. JPHQ Buy 1,166,600 1,349,265 6/17/26 3,894 —
Euro ............. MSCO Buy 1,361,300 1,575,926 6/17/26 3,068 —
Euro ............. MSCO Sell 22,900,000 26,473,915 6/17/26 — (88,172)
Euro ............. SSBT Buy 4,012,500 4,628,206 6/17/26 25,959 —
Euro ............. TDOM Sell 501,000 577,906 6/17/26 — (3,212)
Euro ............. UBSW Buy 15,690,900 18,098,276 6/17/26 101,857 —
Euro ............. WPAC Sell 4,966,600 5,708,868 6/17/26 — (51,973)
Norwegian Krone ... BOFA Sell 587,200 60,240 6/17/26 — (364)
Norwegian Krone ... BZWS Sell 729,500 74,832 6/17/26 — (458)
Norwegian Krone ... CITI Buy 3,566,400 365,859 6/17/26 2,223 —
Norwegian Krone ... GSCO Buy 6,706,100 688,512 6/17/26 3,612 —
Norwegian Krone ... MSCO Buy 17,781,400 1,838,013 6/17/26 — (2,827)
Norwegian Krone ... SSBT Sell 1,400,800 144,521 6/17/26 — (53)
Swedish Krona ..... CITI Buy 4,459,300 475,705 6/17/26 — (2,821)
Swedish Krona ..... GSCO Buy 34,062,000 3,633,590 6/17/26 — (21,510)
Swedish Krona ..... GSCO Sell 6,401,900 689,295 6/17/26 10,410 —
Swedish Krona ..... HSBK Buy 6,365,500 683,665 6/17/26 — (8,640)
Swedish Krona ..... JPHQ Buy 13,999,700 1,507,099 6/17/26 — (22,511)
Swedish Krona ..... MSCO Buy 1,244,400 133,825 6/17/26 — (1,864)
Swedish Krona ..... SSBT Buy 9,406,200 1,010,203 6/17/26 — (12,729)
Swedish Krona ..... TDOM Buy 8,521,900 915,275 6/17/26 — (11,577)
Swedish Krona ..... WPAC Buy 8,078,100 861,724 6/17/26 — (5,087)
Swiss Franc ....... BOFA Buy 1,158,300 1,481,184 6/17/26 — (20,347)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See A bbreviations on page 255 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... BZWS Buy 1,271,900 1,626,647 6/17/26 $ — $ (22,539)
Swiss Franc ....... CITI Sell 613,600 784,649 6/17/26 10,782 —
Swiss Franc ....... GSCO Buy 2,679,500 3,426,821 6/17/26 — (47,461)
Swiss Franc ....... HSBK Buy 4,095,500 5,243,858 6/17/26 — (78,652)
Swiss Franc ....... JPHQ Buy 1,809,100 2,321,477 6/17/26 — (39,858)
Swiss Franc ....... MSCO Sell 1,498,500 1,921,878 6/17/26 31,984 —
Swiss Franc ....... SSBT Buy 3,867,200 4,951,296 6/17/26 — (74,020)
Swiss Franc ....... TDOM Buy 570,200 730,155 6/17/26 — (11,024)
Swiss Franc ....... UBSW Sell 2,076,500 2,658,727 6/17/26 39,865 —
Swiss Franc ....... WPAC Buy 2,676,800 3,423,105 6/17/26 — (47,151)
Total Forward Exchange Contracts ................................................... $895,171 $(1,391,650)
Net unrealized appreciation (depreciation) ............................................ $(496,479)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT Large Cap Growth Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.2%
Aerospace & Defense 2.3%
General Electric Co. ................................. United States 68,183 $ 19,348,290
TransDigm Group, Inc. ............................... United States 6,220 7,208,731
26,557,021
Automobiles 3.7%
a
Tesla, Inc. ......................................... United States 114,801 42,677,272
Biotechnology 1.7%
AbbVie, Inc. ....................................... United States 86,379 18,786,569
Broadline Retail 4.5%
a
Amazon.com, Inc. ................................... United States 247,841 51,617,845
Building Products 1.3%
Trane Technologies plc ............................... United States 34,529 14,389,615
Capital Markets 0.6%
Nasdaq, Inc. ....................................... United States 82,870 7,034,834
Chemicals 0.7%
Sherwin-Williams Co. (The) ............................ United States 25,402 8,142,611
Communications Equipment 0.9%
a
Arista Networks, Inc. ................................. United States 87,188 10,704,943
Construction Materials 1.0%
Vulcan Materials Co. ................................. United States 42,118 11,468,731
Consumer Finance 0.7%
Capital One Financial Corp. ........................... United States 43,676 7,967,813
Consumer Staples Distribution & Retail 2.3%
Costco Wholesale Corp. .............................. United States 26,542 26,447,245
Electric Utilities 0.7%
Constellation Energy Corp. ............................ United States 30,339 8,472,166
Electrical Equipment 2.1%
GE Vernova, Inc. .................................... United States 27,294 23,824,933
Entertainment 2.7%
a
Live Nation Entertainment, Inc. ......................... United States 65,863 10,044,766
a
Netflix, Inc. ........................................ United States 104,938 10,089,789
a
Spotify Technology SA ................................ United States 21,055 10,209,780
30,344,335
Financial Services 5.2%
Mastercard, Inc. , A .................................. United States 68,686 34,319,647
Visa, Inc. , A ........................................ United States 83,103 25,117,051
59,436,698
Ground Transportation 0.7%
b
Canadian Pacific Kansas City Ltd. ....................... Canada 100,633 7,915,792
Health Care Equipment & Supplies 2.4%
a
Boston Scientific Corp. ............................... United States 92,411 5,798,790
a
IDEXX Laboratories, Inc. .............................. United States 13,232 7,434,928
a
Intuitive Surgical, Inc. ................................ United States 30,539 14,078,174
27,311,892
Hotels, Restaurants & Leisure 1.7%
Hilton Worldwide Holdings, Inc. ......................... United States 33,490 10,183,639

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Large Cap Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
b
Starbucks Corp. .................................... United States 95,683 $ 8,572,240
18,755,879
Interactive Media & Services 10.4%
Alphabet, Inc. , C .................................... United States 233,328 66,932,470
Meta Platforms, Inc. , A ............................... United States 90,185 51,597,544
118,530,014
IT Services 0.6%
a
Snowflake, Inc. , A ................................... United States 44,122 6,654,480
Life Sciences Tools & Services 0.7%
Lonza Group AG .................................... Switzerland 12,633 8,104,304
Machinery 1.2%
Caterpillar, Inc. ..................................... United States 19,836 14,053,013
Pharmaceuticals 4.1%
Eli Lilly & Co. ...................................... United States 42,351 38,953,179
Galderma Group AG ................................. Switzerland 39,109 7,686,241
46,639,420
Real Estate Management & Development 0.8%
a
CBRE Group, Inc. , A ................................. United States 68,665 9,301,361
Semiconductors & Semiconductor Equipment 23.7%
a
Advanced Micro Devices, Inc. .......................... United States 69,554 14,149,370
Broadcom, Inc. ..................................... United States 233,370 72,230,349
Lam Research Corp. ................................. United States 121,305 25,918,026
NVIDIA Corp. ...................................... United States 906,225 158,045,640
270,343,385
Software 11.6%
a
Cadence Design Systems, Inc. ......................... United States 53,463 14,855,764
Microsoft Corp. ..................................... United States 242,685 89,834,706
Oracle Corp. ....................................... United States 51,790 7,618,827
a
Palantir Technologies, Inc. , A ........................... United States 59,779 8,744,472
a
ServiceNow, Inc. .................................... United States 96,437 10,082,488
131,136,257
Specialized REITs 0.7%
American Tower Corp. ................................ United States 47,012 8,113,331
Technology Hardware, Storage & Peripherals 10.2%
Apple, Inc. ........................................ United States 460,672 116,913,947
Total Common Stocks (Cost $ 463,046,517 ) ...................................
1,131,645,706
Short Term Investments 2.2%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.2%
c,d
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 13,854,707 13,854,707
Total Management Investment Companies (Cost $ 13,854,707 ) ..................
13,854,707

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Large Cap Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 255 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 1.0%
Money Market Funds 1.0%
c,d
Putnam Cash Collateral Pool, LLC , 3.882% ................ United States 11,313,820 $ 11,313,820
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 11,313,820 ) .........................................................
11,313,820
Total Short Term Investments (Cost $ 25,168,527 ) ..............................
25,168,527
a
Total Investments (Cost $ 488,215,044 ) 101.4% ................................
$1,156,814,233
Other Assets, less Liabilities (1.4) % .........................................
(15,626,018)
Net Assets 100.0% .........................................................
$1,141,188,215
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2026.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT Large Cap Value Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.5%
Aerospace & Defense 3.1%
Northrop Grumman Corp. ............................. United States 56,141 $ 38,301,636
RTX Corp. ........................................ United States 208,278 40,176,826
78,478,462
Air Freight & Logistics 1.9%
FedEx Corp. ....................................... United States 134,048 47,745,217
Automobiles 2.3%
General Motors Co. .................................. United States 761,985 56,767,883
Banks 8.6%
Bank of America Corp. ............................... United States 1,059,344 51,643,020
Citigroup, Inc. ...................................... United States 882,313 100,063,117
JPMorgan Chase & Co. ............................... United States 92,564 27,228,626
PNC Financial Services Group, Inc. (The) ................. United States 167,049 34,761,226
213,695,989
Beverages 2.4%
Coca-Cola Co. (The) ................................. United States 786,012 59,776,213
Biotechnology 2.8%
AbbVie, Inc. ....................................... United States 102,447 22,281,198
Regeneron Pharmaceuticals, Inc. ....................... United States 60,256 46,556,196
68,837,394
Broadline Retail 2.1%
a
Amazon.com, Inc. ................................... United States 255,795 53,274,425
Building Products 0.7%
Johnson Controls International plc ....................... United States 135,669 17,765,856
Capital Markets 5.9%
BlackRock, Inc. ..................................... United States 23,500 22,600,185
Charles Schwab Corp. (The) ........................... United States 428,877 40,305,860
CME Group, Inc. .................................... United States 116,001 34,260,895
Goldman Sachs Group, Inc. (The) ....................... United States 40,029 33,864,134
State Street Corp. ................................... United States 110,229 13,950,582
144,981,656
Chemicals 2.7%
Corteva, Inc. ....................................... United States 521,582 43,661,629
Eastman Chemical Co. ............................... United States 130,361 9,949,152
PPG Industries, Inc. ................................. United States 125,241 13,385,758
66,996,539
Communications Equipment 3.0%
Cisco Systems, Inc. ................................. United States 972,245 75,436,490
Construction Materials 1.3%
CRH plc .......................................... United States 303,123 31,864,290
Consumer Finance 1.8%
Capital One Financial Corp. ........................... United States 245,689 44,821,044
Consumer Staples Distribution & Retail 3.2%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 150,205 14,783,176
Kroger Co. (The) .................................... United States 347,876 25,172,307
Walmart, Inc. ...................................... United States 320,467 39,827,639
79,783,122

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Large Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Containers & Packaging 0.4%
Ball Corp. ......................................... United States 184,247 $ 10,890,840
Diversified Telecommunication Services 0.4%
Comcast Corp. , A ................................... United States 327,858 9,412,803
Electric Utilities 4.3%
NextEra Energy, Inc. ................................. United States 660,545 61,351,420
NRG Energy, Inc. ................................... United States 141,696 20,707,453
PPL Corp. ......................................... United States 651,517 24,887,949
106,946,822
Financial Services 0.9%
Apollo Global Management, Inc. ........................ United States 197,363 21,990,185
Health Care Equipment & Supplies 1.8%
Becton Dickinson & Co. ............................... United States 159,879 25,137,775
a
Boston Scientific Corp. ............................... United States 311,680 19,557,920
44,695,695
Health Care Providers & Services 3.3%
McKesson Corp. .................................... United States 63,573 55,013,531
UnitedHealth Group, Inc. .............................. United States 100,169 27,104,730
82,118,261
Hotels, Restaurants & Leisure 1.3%
Hilton Worldwide Holdings, Inc. ......................... United States 108,032 32,850,371
Household Durables 1.8%
PulteGroup, Inc. .................................... United States 378,096 44,467,871
Household Products 1.5%
Procter & Gamble Co. (The) ........................... United States 253,076 36,554,297
Industrial Conglomerates 2.0%
Honeywell International, Inc. ........................... United States 224,258 50,689,036
Industrial REITs 1.0%
Prologis, Inc. ....................................... United States 190,307 25,154,779
Insurance 2.4%
Allstate Corp. (The) .................................. United States 162,774 33,749,561
American International Group, Inc. ...................... United States 319,420 24,036,355
57,785,916
Interactive Media & Services 3.6%
Alphabet, Inc. , A .................................... United States 309,380 88,965,313
IT Services 1.3%
Accenture plc , A .................................... United States 162,321 32,186,631
Life Sciences Tools & Services 2.1%
Thermo Fisher Scientific, Inc. .......................... United States 90,253 44,362,057
a
Waters Corp. ...................................... United States 21,638 6,443,796
50,805,853
Machinery 1.9%
Ingersoll Rand, Inc. .................................. United States 287,979 23,072,878
Otis Worldwide Corp. ................................ United States 333,669 25,719,207
48,792,085

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Large Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.4%
a
Charter Communications, Inc. , A ........................ United States 50,213 $ 10,839,982
Metals & Mining 1.6%
Freeport-McMoRan, Inc. .............................. United States 669,340 39,343,805
Office REITs 0.5%
Vornado Realty Trust ................................. United States 453,813 11,794,600
Oil, Gas & Consumable Fuels 7.5%
ConocoPhillips ..................................... United States 229,531 30,298,092
Exxon Mobil Corp. ................................... United States 500,436 84,903,972
Shell plc .......................................... United States 742,722 34,730,512
Valero Energy Corp. ................................. United States 152,314 37,633,743
187,566,319
Passenger Airlines 1.5%
Southwest Airlines Co. ............................... United States 1,016,878 38,204,106
Pharmaceuticals 3.3%
AstraZeneca plc .................................... United Kingdom 191,778 37,822,457
Novo Nordisk A/S , ADR ............................... Denmark 414,754 15,242,210
Sanofi SA ......................................... United States 308,225 29,765,235
82,829,902
Semiconductors & Semiconductor Equipment 1.7%
Marvell Technology, Inc. .............................. United States 283,179 28,048,880
QUALCOMM, Inc. ................................... United States 109,054 14,043,974
42,092,854
Software 2.1%
Microsoft Corp. ..................................... United States 138,050 51,101,969
Specialized REITs 0.3%
American Tower Corp. ................................ United States 45,887 7,919,178
Technology Hardware, Storage & Peripherals 1.3%
Seagate Technology Holdings plc ....................... United States 80,389 31,493,195
Tobacco 2.3%
Philip Morris International, Inc. ......................... United States 349,652 57,811,462
Trading Companies & Distributors 0.9%
United Rentals, Inc. .................................. United States 29,864 21,757,716
Wireless Telecommunication Services 1.3%
T-Mobile US, Inc. ................................... United States 157,214 33,019,656
Total Common Stocks (Cost $ 1,493,866,011 ) ..................................
2,400,306,082
Principal
Amount
*
U.S. Government and Agency Securities 0.0%
†
b
U.S. Treasury Bills , Zero Cpn. , 7/16/26 ................... United States 189,014 187,023
Total U.S. Government and Agency Securities (Cost $ 187,023 ) ..................
187,023
Total Long Term Investments (Cost $ 1,494,053,034 ) ...........................
2,400,493,105
a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Large Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 3.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
c
U.S. Treasury Bills ,
3.47%, 4/23/26 ................................... United States 200,000 $ 199,557
d
3.58%, 7/16/26 ................................... United States 2,200,000 2,176,820
2,376,377
Total U.S. Government and Agency Securities (Cost $ 2,376,736 ) ................
2,376,377
Shares
Management Investment Companies 3.2%
e,f
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 79,373,953 79,373,953
Total Management Investment Companies (Cost $ 79,373,953 ) ..................
79,373,953
Total Short Term Investments (Cost $ 81,750,689 ) ..............................
81,750,330
a
Total Investments (Cost $ 1,575,803,723 ) 99.8% ................................
$2,482,243,435
Other Assets, less Liabilities 0.2% ...........................................
5,454,059
Net Assets 100.0% .........................................................
$2,487,697,494
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
c
The rate shown represents the yield at period end.
d
A portion or all of the security has been segregated as collateral for certain derivative contracts. At March 31, 2026, the value of this security pledged amounted to $855,886, representing less than 0.1% of net assets.
e
See Note 4 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Large Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026 , the Fund had the following forward exchange contracts outstanding.
See A bbreviations on page 255 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 2,066,800 2,735,978 6/17/26 $ 994 $ —
British Pound ...... BZWS Sell 8,887,300 11,764,430 6/17/26 3,917 —
British Pound ...... GSCO Sell 13,629,600 18,041,910 6/17/26 5,940 —
British Pound ...... HSBK Sell 4,808,700 6,395,547 6/17/26 32,222 —
British Pound ...... MSCO Sell 4,880,000 6,502,512 6/17/26 44,836 —
British Pound ...... SSBT Sell 4,091,600 5,441,947 6/17/26 27,556 —
British Pound ...... TDOM Sell 10,021,700 13,329,162 6/17/26 67,504 —
Danish Krone ...... CITI Buy 46,086,300 7,096,860 6/17/26 62,113 —
Danish Krone ...... MSCO Sell 144,193,200 22,327,530 6/17/26 — (71,213)
Euro ............. BOFA Sell 6,779,000 7,792,189 6/17/26 — (70,884)
Euro ............. GSCO Sell 2,037,000 2,341,430 6/17/26 — (21,320)
Euro ............. JPHQ Sell 4,111,200 4,754,928 6/17/26 — (13,721)
Euro ............. SSBT Sell 1,546,700 1,784,036 6/17/26 — (10,006)
Euro ............. UBSW Sell 8,316,700 9,592,690 6/17/26 — (53,988)
Total Forward Exchange Contracts ................................................... $245,082 $(241,132)
Net unrealized appreciation (depreciation) ............................................ $3,950
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT Mortgage Securities Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities 4.1%
Financial Services 4.1%
Bayview Financial Mortgage Pass-Through Trust , 2006-C , 1A3 , 6.528% , 11/28/36 ...
$ 66,898 $ 66,544
a
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.273% , ( 1-month SOFR +
0.594% ), 6/25/36 .................................................. 223,105 218,565
a
CWABS, Inc. Asset-Backed Certificates Trust , 2007-10 , 1A1 , FRN , 3.973% , ( 1-month
SOFR + 0.294% ), 6/25/47 ........................................... 139,152 134,200
b
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 ...................
28,000 27,216
a
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE9 , M2 , FRN , 4.723% , ( 1-month
SOFR + 1.044% ), 11/25/34 .......................................... 578 579
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ..
100,000 84,135
b
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 .........................
99,962 99,217
a,b
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.119% , ( 30-day SOFR
Average + 1.45% ), 7/25/54 ........................................... 111,211 111,116
b
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% , 1/20/51 ..............
100,000 99,402
b
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 ....................
65,000 63,738
b,c
Tricolor Auto Securitization Trust , 2024-1A , A , 144A, 6.61% , 10/15/27 ............
29,572 29,377
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 ..........................
94,318 93,862
1,027,951
a a a a a
Total Asset-Backed Securities (Cost $1,009,121) ................................
1,027,951
Commercial Mortgage-Backed Securities 26.7%
Financial Services 26.7%
BANK ,
b
2018-BN11, D, 144A, 3%, 3/15/61 ..................................... 59,000 49,948
d,e
2024-BNK48, XA, IO, FRN, 1.144%, 10/15/57 ............................ 762,241 58,831
d,e
2020-BN26, XA, IO, FRN, 1.19%, 3/15/63 ............................... 960,738 32,760
d,e
BANK5 Trust , 2024-5YR10 , XA , IO, FRN , 1.188% , 10/15/57 ...................
1,179,149 42,523
b
Barclays Commercial Mortgage Trust ,
2019-C4, E, 144A, 3.25%, 8/15/52 ..................................... 111,000 62,576
e
2019-C5, F, 144A, FRN, 2.552%, 11/15/52 ............................... 80,000 50,211
d,e
BBCMS Mortgage Trust ,
2024-5C29, XA, IO, FRN, 1.598%, 9/15/57 ............................... 1,456,173 69,330
2025-C32, XA, IO, FRN, 1.128%, 2/15/62 ................................ 998,231 80,142
Benchmark Mortgage Trust ,
e
2018-B1, C, FRN, 4.202%, 1/15/51 .................................... 49,000 40,248
b
2018-B1, D, 144A, 2.75%, 1/15/51 ..................................... 105,000 41,305
b,e
2018-B3, D, 144A, FRN, 3.045%, 4/10/51 ............................... 77,000 53,996
b
2019-B11, D, 144A, 3%, 5/15/52 ...................................... 115,000 64,899
b
2019-B13, D, 144A, 2.5%, 8/15/57 ..................................... 105,000 64,512
b,e
2018-B1, E, 144A, FRN, 3%, 1/15/51 ................................... 108,000 34,850
d,e
2024-V10, XA, IO, FRN, 1.305%, 9/15/57 ................................ 1,157,877 45,125
d,e
2019-B15, XA, IO, FRN, 0.8%, 12/15/72 ................................. 1,075,152 24,614
b,e
BWAY Mortgage Trust ,
2022-26BW, E, 144A, FRN, 4.866%, 2/10/44 ............................. 100,000 55,729
2022-26BW, F, 144A, FRN, 4.866%, 2/10/44 ............................. 138,000 68,435
b,e
BX Trust , 2025-ARIA , C , 144A, FRN , 5.517% , 12/13/42 .......................
100,000 99,807
CD Mortgage Trust ,
e
2017-CD3, B, FRN, 3.984%, 2/10/50 ................................... 60,000 40,334
e
2017-CD4, B, FRN, 3.947%, 5/10/50 ................................... 109,000 99,984
e
2017-CD3, C, FRN, 4.557%, 2/10/50 ................................... 134,000 49,866
b
2017-CD3, D, 144A, 3.25%, 2/10/50 .................................... 95,933 5,783
b
2019-CD8, D, 144A, 3%, 8/15/57 ...................................... 84,000 55,569

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Citigroup Commercial Mortgage Trust ,
e
2015-GC33, C, FRN, 4.336%, 9/10/58 .................................. $ 83,000 $ 72,355
b,e
2015-GC27, D, 144A, FRN, 4.379%, 2/10/48 ............................. 94,056 92,079
2015-GC33, D, 3.172%, 9/10/58 ....................................... 16,000 9,840
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................................... 106,000 102,918
2013-CR12, AM, 4.3%, 10/10/46 ...................................... 70,163 67,303
e
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................................. 27,809 27,459
b
2012-CR4, B, 144A, 3.703%, 10/15/45 .................................. 61,000 41,531
2014-CR17, B, 4.377%, 5/10/47 ....................................... 53,394 52,902
e
2015-DC1, B, FRN, 4.035%, 2/10/48 ................................... 85,000 81,532
b,e
2013-CR6, C, 144A, FRN, 3.777%, 3/10/46 .............................. 100,000 97,406
e
2014-CR16, C, FRN, 4.724%, 4/10/47 .................................. 119,000 114,342
e
2014-CR17, C, FRN, 4.471%, 5/10/47 .................................. 108,000 102,084
b,e
2013-LC13, D, 144A, FRN, 5.012%, 8/10/46 ............................. 96,775 90,879
b,e
2014-CR17, D, 144A, FRN, 4.535%, 5/10/47 ............................. 144,000 122,187
e
2015-CR26, D, FRN, 3.613%, 10/10/48 ................................. 85,000 69,507
b
2017-COR2, D, 144A, 3%, 9/10/50 ..................................... 113,000 102,723
b,e
2018-COR3, D, 144A, FRN, 2.769%, 5/10/51 ............................. 40,000 15,892
b,e
2015-LC19, E, 144A, FRN, 4.408%, 2/10/48 .............................. 115,000 106,315
CSAIL Commercial Mortgage Trust ,
e
2015-C1, B, FRN, 3.742%, 4/15/50 .................................... 61,393 59,212
e
2015-C3, C, FRN, 4.13%, 8/15/48 ..................................... 45,617 44,285
e
2015-C1, C, FRN, 3.742%, 4/15/50 .................................... 124,000 115,968
e
2015-C2, C, FRN, 4.12%, 6/15/57 ..................................... 19,650 18,836
b
2019-C17, D, 144A, 2.5%, 9/15/52 ..................................... 50,000 27,987
e
2015-C2, D, FRN, 4.12%, 6/15/57 ..................................... 55,000 48,630
b,e
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.294% , 8/10/44 ............
110,284 107,869
GS Mortgage Securities Trust ,
2014-GC22, AS, 4.113%, 6/10/47 ...................................... 83,000 78,976
e
2014-GC24, B, FRN, 4.297%, 9/10/47 .................................. 40,190 38,918
b,e
2013-GC13, D, 144A, FRN , 3.856%, 7/10/46 ............................. 105,000 79,314
b,e
2014-GC24, D, 144A, FRN, 4.318%, 9/10/47 ............................. 123,000 85,484
b,e
2017-GS5, D, 144A, FRN, 3.509%, 3/10/50 .............................. 61,000 6,435
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-LC11, B, 3.499%, 4/15/46 ....................................... 4,439 4,331
e
2013-C10, C, FRN, 3.905%, 12/15/47 .................................. 22,693 22,030
b,e
2011-C3, D, 144A, FRN, 5.526%, 2/15/46 ............................... 145,000 137,232
e
2013-LC11, D, FRN, 3.607%, 4/15/46 ................................... 39,939 299
b,e
2012-LC9, D, 144A, FRN, 3.499%, 12/15/47 ............................. 100,000 97,684
e
JPMBB Commercial Mortgage Securities Trust ,
2014-C18, B, FRN, 4.474%, 2/15/47 ................................... 42,033 41,779
2014-C25, B, FRN, 4.347%, 11/15/47 ................................... 95,000 88,751
2014-C22, C, FRN, 4.514%, 9/15/47 ................................... 73,000 69,632
2013-C12, D, FRN, 3.859%, 7/15/45 ................................... 87,000 82,817
b
2013-C14, D, 144A, FRN, 3.931%, 8/15/46 .............................. 116,000 92,864
b
2014-C23, D, 144A, FRN, 4.037%, 9/15/47 .............................. 100,000 91,728
e
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, C, FRN, 4.755%, 6/15/51 .................................... 53,000 48,710
b
2016-C2, D, 144A, FRN, 3.427%, 6/15/49 ............................... 157,000 76,986
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% , 3/10/50 ..........
60,000 59,454
b,e
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN , 5.935% , 10/15/42 ...
104,000 105,781
Morgan Stanley Bank of America Merrill Lynch Trust ,
e
2013-C9, B, FRN, 3.708%, 5/15/46 .................................... 69,741 66,618
e
2013-C10, B, FRN, 3.951%, 7/15/46 ................................... 68,837 65,443

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (continued)
e
2013-C9, C, FRN, 3.704%, 5/15/46 .................................... $ 58,000 $ 53,588
e
2013-C12, C, FRN, 4.601%, 10/15/46 .................................. 10,161 9,864
e
2015-C22, C, FRN, 3.97%, 4/15/48 .................................... 98,000 85,663
e
2017-C34, C, FRN, 4.164%, 11/15/52 ................................... 60,000 53,424
b
2015-C26, D, 144A, 3.06% , 10/15/48 ................................... 67,871 65,229
b,e
2012-C5, E, 144A, FRN, 4.559%, 8/15/45 ............................... 21,954 21,856
b,e
2012-C6, E, 144A, FRN, 4.345%, 11/15/45 ............................... 124,000 84,786
b,e
2013-C10, F, 144A, FRN, 3.951%, 7/15/46 ............................... 141,000 21,625
e
Morgan Stanley Capital I Trust ,
2015-MS1, C, FRN, 4.028%, 5/15/48 ................................... 94,000 85,060
2016-UB11, C, FRN, 3.691%, 8/15/49 .................................. 126,000 124,422
2018-H3, C, FRN, 4.858%, 7/15/51 .................................... 88,000 84,315
b
2011-C3, E, 144A, FRN, 4.941%, 7/15/49 ................................ 25,038 24,815
e
UBS Commercial Mortgage Trust ,
2017-C3, C, FRN, 4.352%, 8/15/50 .................................... 94,000 88,733
2018-C11, C, FRN, 4.867%, 6/15/51 ................................... 66,000 61,329
2018-C13, C, FRN, 4.972%, 10/15/51 .................................. 98,000 90,705
b
2018-C11, D, 144A, FRN, 3%, 6/15/51 .................................. 136,000 90,953
b
2012-C1, E, 144A, FRN, 5%, 5/10/45 ................................... 74,969 71,500
b,e
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 .........................
75,000 74,761
Wells Fargo Commercial Mortgage Trust ,
e
2016-BNK1, C, FRN, 3.071%, 8/15/49 .................................. 65,000 47,098
e
2018-C46, C, FRN, 4.947%, 8/15/51 ................................... 51,000 48,003
e
2020-C57, C, FRN, 4.023%, 8/15/53 ................................... 23,000 21,048
b,e
2014-LC18, D, 144A, FRN, 3.957%, 12/15/47 ............................. 101,000 97,065
e
2015-C29, D, FRN, 4.091%, 6/15/48 ................................... 8,217 7,992
2015-C31, D, 3.852%, 11/15/48 ....................................... 135,000 122,488
b
2017-RB1, D, 144A, 3.401%, 3/15/50 ................................... 61,000 27,791
b
2020-C55, D, 144A, 2.5%, 2/15/53 ..................................... 100,000 69,652
e
2016-NXS5, D, FRN, 4.948%, 1/15/59 .................................. 51,000 26,647
b
2016-C33, D, 144A, 3.123%, 3/15/59 ................................... 72,837 71,244
b,e
2015-C31, E, 144A, FRN, 4.672%, 11/15/48 .............................. 118,000 74,916
e
WFRBS Commercial Mortgage Trust ,
2014-C21, B, FRN, 4.213%, 8/15/47 ................................... 83,814 82,674
2014-C23, B, FRN, 4.315%, 10/15/57 ................................... 50,000 48,514
2012-C10, C, FRN, 4.333%, 12/15/45 .................................. 57,000 48,742
2013-C15, C, FRN, 4.152%, 8/15/46 ................................... 61,000 56,097
2014-C21, C, FRN, 4.234%, 8/15/47 ................................... 90,000 85,925
6,653,208
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $7,070,805) .................
6,653,208
Mortgage-Backed Securities 248.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Pool, 30 Year, 7%, 11/01/26 - 4/01/32 .............................. 18,549 19,486
FHLMC Pool, 30 Year, 7.5%, 9/01/30 - 7/01/31 ............................. 3,711 3,797
23,283
Federal National Mortgage Association (FNMA) Fixed Rate 201.9%
FNMA, 30 Year, 6.5%, 9/01/36 ......................................... 4,919 5,089
FNMA, 30 Year, 7%, 8/01/33 - 10/01/33 ................................... 34,207 35,940
FNMA, 30 Year, 7.5%, 9/01/30 - 11/01/30 ................................. 1,371 1,401
f
Uniform Mortgage-Backed Securities, 1.5%, TBA, 4/25/41 ..................... 1,000,000 899,272
f
Uniform Mortgage-Backed Securities, 2%, TBA, 4/25/41 ...................... 1,000,000 920,131

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
f
Uniform Mortgage-Backed Securities, 2%, TBA, 4/25/56 ...................... $ 5,000,000 $ 4,028,516
f
Uniform Mortgage-Backed Securities, 2.5%, TBA, 4/25/41 ..................... 1,000,000 944,954
f
Uniform Mortgage-Backed Securities, 2.5%, TBA, 4/25/56 ..................... 3,000,000 2,522,813
f
Uniform Mortgage-Backed Securities, 3%, TBA, 4/25/56 ...................... 1,400,000 1,229,889
f
Uniform Mortgage-Backed Securities, 3.5%, TBA, 4/25/56 ..................... 2,300,000 2,108,820
f
Uniform Mortgage-Backed Securities, 4%, TBA, 4/25/56 ...................... 1,000,000 943,758
f
Uniform Mortgage-Backed Securities, 4.5%, TBA, 4/25/56 ..................... 6,050,000 5,817,005
f
Uniform Mortgage-Backed Securities, 5%, TBA, 4/25/56 ...................... 1,000,000 986,361
f
Uniform Mortgage-Backed Securities, 5.5%, TBA, 4/25/56 ..................... 14,000,000 14,077,438
f
Uniform Mortgage-Backed Securities, 6%, TBA, 4/25/56 ...................... 15,000,000 15,297,140
f
Uniform Mortgage-Backed Securities, 6.5%, TBA, 4/25/56 ..................... 500,000 517,330
50,335,857
Government National Mortgage Association (GNMA) Fixed Rate 46.0%
GNMA I, 30 Year, 6%, 4/15/28 .......................................... 874 889
GNMA I, 30 Year, 6.5%, 4/15/28 ........................................ 16 17
GNMA I, Single-family, 30 Year, 6.5%, 5/15/28 - 8/15/32 ...................... 1,417 1,438
f
GNMA II, Single-family, 30 Year, 2%, 4/15/56 ............................... 1,000,000 826,328
f
GNMA II, Single-family, 30 Year, 2.5%, 4/15/56 ............................. 1,000,000 860,469
f
GNMA II, Single-family, 30 Year, 3%, 4/15/56 ............................... 800,000 714,325
f
GNMA II, Single-family, 30 Year, 3.5%, 4/15/56 ............................. 1,000,000 917,368
f
GNMA II, Single-family, 30 Year, 4%, 4/15/56 ............................... 1,000,000 936,888
GNMA II, Single-family, 30 Year, 4.5%, 5/20/48 ............................. 48,242 47,136
f
GNMA II, Single-family, 30 Year, 5%, 4/15/56 ............................... 1,000,000 990,537
GNMA II, Single-family, 30 Year, 5.5%, 4/20/38 ............................. 36,940 38,141
f
GNMA II, Single-family, 30 Year, 5.5%, 4/15/56 ............................. 1,000,000 1,006,525
f
GNMA II, Single-family, 30 Year, 6%, 4/15/56 ............................... 4,000,000 4,065,009
GNMA II, Single-family, 30 Year, 6%, 4/20/37 - 11/20/38 ....................... 25,389 26,579
GNMA II, Single-family, 30 Year, 6.5%, 7/20/36 ............................. 8,504 9,090
f
GNMA II, Single-family, 30 Year, 6.5%, 4/15/56 ............................. 1,000,000 1,039,387
11,480,126
Total Mortgage-Backed Securities (Cost $62,111,164) ............................
61,839,266
Residential Mortgage-Backed Securities 19.2%
Financial Services 19.2%
b
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................................ 64,494 64,391
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................................ 151,279 152,610
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............................... 86,531 87,255
2024-NQM1, A1, 144A, 6.195%, 2/25/69 ................................ 77,621 78,017
a
Alternative Loan Trust , 2006-OA19 , A1 , FRN , 3.97% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................................... 129,614 106,030
a
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN , 3.983% , ( 1-month
SOFR + 0.304% ), 5/25/47 ........................................... 345,211 209,573
b
BRAVO Residential Funding Trust , 2024-NQM2 , A1 , 144A, 6.285% , 2/25/64 .......
75,031 75,510
a,b
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 3.973% , ( 1-month SOFR +
0.294% ), 11/25/47 ................................................. 103,615 91,713
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 .................
107,816 108,519
b
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
118,465 119,044
a,b
FHLMC STACR REMIC Trust ,
2020-HQA3, B2, 144A, FRN, 13.776%, (30-day SOFR Average + 10.114%), 7/25/50 64,000 84,232
2020-DNA4, B2, 144A, FRN, 13.776%, (30-day SOFR Average + 10.114%), 8/25/50 65,000 85,960
2020-DNA5, B2, 144A, FRN, 15.162%, (30-day SOFR Average + 11.5%), 10/25/50 56,000 77,025

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,b
FHLMC STACR Trust ,
2019-FTR1, B2, 144A, FRN, 12.126%, (30-day SOFR Average + 8.464%), 1/25/48 $ 200,000 $ 236,285
2018-DNA3, B2, 144A, FRN, 11.526%, ( 30-day SOFR Average + 7.864%), 9/25/48 431,000 490,886
2018-HQA2, B2, 144A, FRN, 14.776%, (30-day SOFR Average + 11.114%), 10/25/48 413,000 502,114
2019-DNA1, B2, 144A, FRN, 14.526%, (30-day SOFR Average + 10.864%), 1/25/49 32,000 39,257
2019-HQA1, B2, 144A, FRN, 16.026%, (30-day SOFR Average + 12.364%), 2/25/49 222,000 263,384
a
FNMA , 2003-W8 , 3F2 , FRN , 4.126% , ( 30-day SOFR Average + 0.464% ), 5/25/42 ...
1,145 1,142
a
FNMA Connecticut Avenue Securities Trust ,
2016-C03, 1B, FRN, 15.526%, (30-day SOFR Average + 11.864%), 10/25/28 ..... 153,645 154,737
2016-C04, 1B, FRN, 14.026%, (30-day SOFR Average + 10.364%), 1/25/29 ...... 195,294 200,449
b
2019-R05, 1B1, 144A, FRN, 7.876%, (30-day SOFR Average + 4.214%), 7/25/39 .. 53,954 54,402
b
2020-SBT1, 1M2, 144A, FRN, 7.426%, (30-day SOFR Average + 3.764%), 2/25/40 79,000 80,812
b
2020-R02, 2B1, 144A, FRN, 6.776%, (30-day SOFR Average + 3.114%), 1/25/40 .. 35,000 35,457
b
2022-R02, 2B1, 144A, FRN, 8.162%, (30-day SOFR Average + 4.5%), 1/25/42 ... 35,000 35,917
b
2022-R02, 2M2, 144A, FRN, 6.662%, (30-day SOFR Average + 3%), 1/25/42 ..... 281,828 284,893
a
J.P. Morgan Alternative Loan Trust , 2006-A6 , 1A1 , FRN , 4.113% , ( 1-month SOFR +
0.434% ), 11/25/36 ................................................. 46,504 40,834
a,b
J.P. Morgan Mortgage Trust , 2024-9 , A11 , 144A, FRN , 5.012% , ( 30-day SOFR Average
+ 1.35% ), 2/25/55 ................................................. 89,493 89,720
b
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 .........................
91,934 91,901
a,b
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN , 3.264% , ( 1-month SOFR
+ 0.344% ), 2/26/37 ................................................ 46,806 44,858
b
Morgan Stanley Residential Mortgage Loan Trust ,
2024-NQM2, A1, 144A, 6.386%, 5/25/69 ................................ 124,392 125,548
a
2024-4, AF, 144A, FRN, 5.012%, (30-day SOFR Average + 1.35%), 9/25/54 ...... 45,366 45,440
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 ..........................
98,429 97,705
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............................
98,049 97,088
a
Structured Asset Mortgage Investments II Trust ,
2007-AR7, 1A1, FRN, 5.493%, (1-month SOFR + 0.964%), 5/25/47 ............ 335,857 279,293
2006-AR7, A1BG, FRN, 3.913%, ( 1-month SOFR + 0.234%), 8/25/36 ........... 18,062 16,118
b,e
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% , 12/25/58 ............
102,000 92,446
a
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR8 , 2AC2 , FRN , 4.713% ,
( 1-month SOFR + 1.034% ), 7/25/45 .................................... 47,162 45,444
4,786,009
a a a a a
Total Residential Mortgage-Backed Securities (Cost $4,731,246) ..................
4,786,009
Agency Commercial Mortgage-Backed Securities 32.9%
Financial Services 32.9%
FHLMC ,
3391, Strip, 4/15/37 ................................................ 1,754 1,538
d
5457, IO, 5%, 10/25/54 ............................................. 700,880 141,075
d
4953, AI, IO, 4%, 2/25/50 ............................................ 571,704 114,154
d
304, C37, IO, 3.5%, 12/15/27 ......................................... 2,126 29
a
3065, DC, FRN, 8.5%, (-3 x 30-day SOFR Average + 19.517%), 3/15/35 ........ 38,530 39,818
d
4018, DI, IO, 4.5%, 7/15/41 .......................................... 6,808 62
a,d
5003, DS, IO, FRN, 2.324%, (-1 x 30-day SOFR Average + 5.986%), 8/25/50 ..... 490,185 63,130
a
3408, EK, FRN, 10.556%, (-4 x 30-day SOFR Average + 25.332%), 4/15/37 ...... 6,709 7,890
a
406, F30, FRN, 4.812%, (30-day SOFR Average + 1.15%), 10/25/53 ........... 55,512 56,097
a
5391, FC, FRN, 4.762%, (30-day SOFR Average + 1.1%), 3/25/54 ............. 26,813 27,026
d
5349, IB, IO, 4%, 12/15/46 ........................................... 240,042 50,205
d
5050, IM, IO, 3.5%, 10/25/50 ......................................... 427,022 83,772
d
4136, IQ, IO, 3.5%, 11/15/42 ......................................... 144,654 14,274
d
5071, IV, IO, 3%, 12/25/50 ........................................... 890,346 146,845
d
5459, KI, IO, 5%, 7/25/48 ............................................ 784,898 108,497

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
a,d
4915, SD, IO, FRN, 2.274%, (-1 x 30-day SOFR Average + 5.936%), 9/25/49 ..... $ 329,056 $ 34,166
a,d
4839, WS, IO, FRN, 2.313%, (-1 x 30-day SOFR Average + 5.986%), 8/15/56 .... 380,213 51,610
a,b
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M1, 144A, FRN, 5.662%, (30-day SOFR Average + 2%), 1/25/51 ..... 18,751 18,725
2021-MN1, M2, 144A, FRN, 7.412%, (30-day SOFR Average + 3.75%), 1/25/51 ... 85,000 88,341
2021-MN3, M2, 144A, FRN, 7.662%, (30-day SOFR Average + 4%), 11/25/51 .... 148,000 153,436
FNMA ,
d
2020-31, IO, 4.5%, 5/25/50 .......................................... 880,565 157,409
d
2020-96, IO, 3%, 1/25/51 ............................................ 668,290 115,433
d
2018-51, BI, IO, 5.5%, 7/25/38 ........................................ 86,725 3,837
2008-53, DO, Strip, 7/25/38 .......................................... 8,370 7,024
d
2012-104, HI, IO, 4%, 9/25/27 ........................................ 6,131 59
d
2023-49, IA, IO, 3%, 8/25/46 ......................................... 401,444 51,042
d
2023-49, IB, IO, 3.5%, 3/25/47 ........................................ 471,520 72,187
d
2021-3, IB, IO, 2.5%, 2/25/51 ......................................... 618,610 103,643
d
2021-25, IJ, IO, 3.5%, 5/25/51 ........................................ 362,141 69,571
d
2015-58, KI, IO, 6%, 3/25/37 ......................................... 183,118 28,757
a,d
2011-123, KS, IO, FRN, 2.824%, (-1 x 30-day SOFR Average + 6.486%), 10/25/41 . 9,547 637
d
2020-62, MI, IO, 3.5%, 5/25/49 ........................................ 870,120 156,639
d
2021-12, NI, IO, 2.5%, 3/25/51 ........................................ 617,665 104,443
a,d
2022-51, PS, IO, FRN, 2.288%, (-1 x 30-day SOFR Average + 5.95%), 8/25/52 ... 1,138,596 106,972
a,d
2018-20, SB, IO, FRN, 2.474%, (-1 x 30-day SOFR Average + 6.136%), 3/25/48 .. 244,820 22,676
a,b
FNMA Multi-family Connecticut Avenue Securities Trust , 2019-01 , M10 , 144A, FRN ,
7.026% , ( 30-day SOFR Average + 3.364% ), 10/25/49 ...................... 197,050 200,257
GNMA ,
d
2012-136, IO, 3.5%, 11/20/42 ......................................... 186,223 23,445
d
2014-76, IO, 5%, 5/20/44 ............................................ 114,946 23,343
d,e
2024-32, IO, FRN, 0.7%, 6/16/63 ...................................... 800,635 41,017
d,e
2016-H24, IO, FRN, 2.046%, 9/20/66 ................................... 254,716 15,386
d,e
2017-H09, IO, FRN, 1.86%, 4/20/67 .................................... 215,179 6,270
d
2014-174, AI, IO, 3%, 11/16/29 ........................................ 42,658 885
d
2021-214, AI, IO, 4%, 12/20/51 ....................................... 999,402 198,006
d,e
2014-H21, AI, IO, FRN, 2.113%, 10/20/64 ............................... 205,506 10,010
d,e
2015-H04, AI, IO, FRN, 1.921%, 12/20/64 ............................... 188,948 5,904
d,e
2015-H13, AI, IO, FRN, 2.365%, 6/20/65 ................................ 183,992 9,832
d,e
2015-H14, AI, IO, FRN, 2.67%, 6/20/65 ................................. 219,582 12,026
d,e
2015-H22, AI, IO, FRN, 2.432%, 9/20/65 ................................ 245,303 13,518
d,e
2016-H03, AI, IO, FRN, 1.957%, 1/20/66 ................................ 228,323 9,599
d,e
2016-H10, AI, IO, FRN, 1.762%, 4/20/66 ................................ 186,411 5,346
d,e
2016-H19, AI, IO, FRN, 2.593%, 9/20/66 ................................ 205,159 8,796
d,e
2020-H18, AI, IO, FRN, 2.275%, 9/20/70 ................................ 1,720,119 109,977
a,d
2023-7, AS, IO, FRN, 3.227%, (-1 x 30-day SOFR Average + 6.9%), 1/20/53 ..... 1,402,615 100,528
a,d
2023-56, AS, IO, FRN, 2.487%, (-1 x 30-day SOFR Average + 6.16%), 4/20/53 ... 2,423,957 153,299
d
2014-182, BI, IO, 4%, 1/20/39 ........................................ 142,680 7,460
d,e
2016-H24, BI, IO, FRN, 2.451%, 11/20/66 ............................... 541,672 25,670
d,e
2017-H04, BI, IO, FRN, 2.427%, 2/20/67 ................................ 193,198 8,360
d
2009-121, CI, IO, 4.5%, 12/16/39 ...................................... 167,024 26,118
d
2022-125, CI, IO, 5%, 6/20/52 ........................................ 488,087 92,981
d,e
2015-H20, CI, IO, FRN, 2.53%, 8/20/65 ................................. 218,212 11,461
d,e
2016-H06, DI, IO, FRN, 2.222%, 7/20/65 ................................ 148,363 5,467
a,d
2023-181, DS, IO, FRN, 2.327%, (-1 x 30-day SOFR Average + 6%), 11/20/53 .... 2,188,122 118,721
a,d
2021-117, ES, IO, FRN, 2.51%, (-1 x 1-month SOFR + 6.186% ), 7/20/51 ........ 391,553 56,356
a,d
2023-173, ES, IO, FRN, 3.277%, (-1 x 30-day SOFR Average + 6.95%), 11/20/53 .. 1,077,114 81,312
a,d
2024-4, ES, IO, FRN, 3.277%, (-1 x 30-day SOFR Average + 6.95%), 1/20/54 .... 1,624,095 113,943
d
2021-176, GI, IO, 3%, 10/20/51 ....................................... 679,173 102,148

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
d,e
2016-H27, GI, IO, FRN, 2.222%, 12/20/66 ............................... $ 365,296 $ 23,267
d,e
2017-H08, GI, IO, FRN, 1.771%, 2/20/67 ................................ 265,020 23,688
d,e
2015-H10, HI, IO, FRN, 2.299%, 4/20/65 ................................ 259,729 15,240
a,d
2025-62, HS, IO, FRN, 2.41%, (-1 x 1-month SOFR + 6.086%), 11/20/47 ........ 801,664 95,198
a,d
2023-101, HS, IO, FRN, 2.327%, (-1 x 30-day SOFR Average + 6%), 7/20/53 ..... 3,056,812 203,242
a,d
2024-110, HS, IO, FRN, 2.977%, (-1 x 30-day SOFR Average + 6.65%), 7/20/54 .. 841,113 64,278
d,e
2025-H14, IA, IO, FRN, 1.771%, 5/20/75 ................................ 2,547,144 76,115
d
2020-138, IB, IO, 2.5%, 9/20/50 ....................................... 886,622 126,825
d
2014-102, IG, IO, 3.5%, 3/16/41 ....................................... 5,237 60
d
2022-30, IG, IO, 3%, 2/20/52 ......................................... 863,925 130,260
d
2024-4, IG, IO, 5%, 12/20/52 ......................................... 929,804 174,233
d
2013-39, IJ, IO, 4.5%, 3/20/43 ........................................ 349,010 51,951
d,e
2016-H13, IK, IO, FRN, 2.634%, 6/20/66 ................................ 124,276 11,411
d
2021-89, IL, IO, 4.5%, 5/20/51 ........................................ 544,658 127,020
d
2021-8, IP, IO, 2.5%, 1/20/51 ......................................... 1,043,320 151,224
d
2021-188, IW, IO, 3%, 10/20/51 ....................................... 494,290 83,615
d,e
2021-H12, IY, IO, FRN, 0.058%, 8/20/71 ................................ 5,604,937 120,219
d
2020-175, JI, IO, 3.5%, 11/20/50 ...................................... 1,191,390 225,761
d,e
2016-H24, JI, IO, FRN, 2.701%, 11/20/66 ................................ 103,185 6,614
d,e
2022-H04, JI, IO, FRN, 0.759%, 2/20/72 ................................. 2,271,477 110,602
d
2015-52, KI, IO, 3.5%, 11/20/40 ....................................... 44,954 1,339
d
2025-214, KI, IO, 5.5%, 12/20/55 ...................................... 234,703 49,441
d,e
2017-H03, KI, IO, FRN, 2.495%, 1/20/67 ................................ 275,775 23,815
d
2016-75, LI, IO, 6%, 1/20/40 ......................................... 94,373 12,987
d
2015-89, LI, IO, 5%, 12/20/44 ......................................... 206,797 36,092
d
2012-38, MI, IO, 4%, 3/20/42 ......................................... 461,363 78,767
d
2015-53, MI, IO, 4%, 4/16/45 ......................................... 144,593 28,265
d
2021-7, MI, IO, 2.5%, 1/20/51 ......................................... 852,404 125,598
d,e
2017-H06, MI, IO, FRN, 2.232%, 2/20/67 ................................ 292,166 11,461
d,e
2017-H10, MI, IO, FRN, 1.785%, 4/20/67 ................................ 221,894 6,087
a,d
2020-112, MS, IO, FRN, 2.51%, (-1 x 1-month SOFR + 6.186%), 8/20/50 ........ 1,135,623 152,318
d
2020-123, NI, IO, 2.5%, 8/20/50 ....................................... 518,098 78,037
d
2021-76, NI, IO, 3%, 8/20/50 ......................................... 985,149 166,604
d,e
2016-H23, NI, IO, FRN, 2.729%, 10/20/66 ............................... 271,687 13,390
d,e
2017-H08, NI, IO, FRN, 1.92%, 3/20/67 ................................. 175,111 6,362
d
2013-6, OI, IO, 5%, 1/20/43 .......................................... 37,253 7,333
d,e
2016-H07, PI, IO, FRN, 2.204%, 3/20/66 ................................ 243,659 16,513
a
2023-66, PS, FRN, 6.193%, (-3 x 30-day SOFR Average + 15.375%), 5/20/53 .... 157,216 153,397
d
2013-51, QI, IO, 5%, 2/20/43 ......................................... 66,842 6,758
d,e
2016-H18, QI, IO, FRN, 2.814%, 6/20/66 ................................ 182,609 10,737
a,d
2023-19, S, IO, FRN, 2.26%, (-1 x 1-month SOFR + 5.936%), 11/20/49 ......... 1,656,440 184,130
a,d
2022-153, S, IO, FRN, 2.377%, (-1 x 30-day SOFR Average + 6.05%), 5/20/50 .... 1,194,887 116,648
a,d
2024-11, S, IO, FRN, 2.727%, (-1 x 30-day SOFR Average + 6.4%), 1/20/54 ...... 1,751,794 111,627
a,d
2013-87, SA, IO, FRN, 2.41%, (-1 x 1-month SOFR + 6.086%), 6/20/43 ......... 426,168 46,776
a,d
2020-47, SA, IO, FRN, 2.21%, (-1 x 1-month SOFR + 5.886%), 5/20/44 ......... 344,578 35,392
a,d
2024-96, SC, IO, FRN, 2.977%, (-1 x 30-day SOFR Average + 6.65%), 6/20/54 ... 1,758,453 143,934
a,d
2025-120, SD, IO, FRN, 2.21%, (-1 x 1-month SOFR + 5.886%), 10/20/49 ....... 449,688 49,225
a,d
2019-121, SD, IO, FRN, 2.21%, (-1 x 1-month SOFR + 5.886%), 10/20/49 ....... 208,255 24,385
a,d
2019-125, SG, IO, FRN, 2.26%, (-1 x 1-month SOFR + 5.936%), 10/20/49 ....... 517,489 58,485
a,d
2022-209, SG, IO, FRN, 1.927%, (-1 x 30-day SOFR Average + 5.6%), 12/20/52 .. 3,662,721 225,215
a,d
2011-156, SK, IO, FRN, 2.81%, (-1 x 1-month SOFR + 6.486%), 4/20/38 ........ 1,173,844 124,818
a,d
2021-98, SK, IO, FRN, 2.51%, (-1 x 1-month SOFR + 6.186%), 6/20/51 ......... 683,348 91,424
a,d
2023-13, SL, IO, FRN, 2.577%, (-1 x 30-day SOFR Average + 6.25%), 1/20/53 .... 866,172 59,261
a,d
2013-182, SP, IO, FRN, 2.91%, (-1 x 1-month SOFR + 6.586%), 12/20/43 ....... 91,260 12,248
a,d
2023-20, SP, IO, FRN, 3.327%, (-1 x 30-day SOFR Average + 7%), 2/20/53 ...... 1,672,294 126,036
a,d
2019-110, SQ, IO, FRN, 2.26%, (-1 x 1-month SOFR + 5.936%), 9/20/49 ........ 506,255 55,867

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
d,e
2015-H23, TI, IO, FRN, 1.967%, 9/20/65 ................................ $ 134,828 $ 5,541
d
2020-162, UI, IO, 2.5%, 10/20/50 ...................................... 774,411 111,911
d,e
2015-H16, XI, IO, FRN, 2.647%, 7/20/65 ................................ 103,968 6,311
8,193,818
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $8,080,171) ..........
8,193,818
Total Long Term Investments (Cost $83,002,507) ................................
82,500,252
a
a a a a
Short Term Investments 14.3%
Shares
a
Management Investment Companies 12.0%
g,h
Putnam Short Term Investment Fund, Class P, 3.821% ....................... 2,979,999 2,979,999
Total Management Investment Companies (Cost $2,979,999) .....................
2,979,999
Principal
Amount
U.S. Government and Agency Securities 2.3%
i,j
U.S. Treasury Bills, 3.58%, 7/16/26 ...................................... 600,000 593,678
Total U.S. Government and Agency Securities (Cost $593,726) ....................
593,678
Total Short Term Investments (Cost $3,573,725) .................................
3,573,677
a
Total Investments (Cost $86,576,232) 345.2% ...................................
$86,073,929
TBA Sale Commitments (109.5)% ..............................................
(27,294,935)
Other Assets, less Liabilities (135.7)% .........................................
(33,846,711)
Net Assets 100.0% ...........................................................
$24,932,283
a a a a a
TBA Sale Commitments (109.5)%
Mortgage-Backed Securities (109.5)%
Federal National Mortgage Association (FNMA) Fixed Rate (97.3)%
k
Uniform Mortgage-Backed Securities ,
4.5%, TBA, 4/25/56 .................................................. (4,750,000) (4,562,193)
5.5%, TBA, 4/25/56 .................................................. (7,400,000) (7,446,008)
6%, TBA, 4/25/56 ................................................... (12,000,000) (12,238,687)
(24,246,888)
Government National Mortgage Association (GNMA) Fixed Rate (12.2)%
k
GNMA II, Single-family, 30 Year, 6%, 4/15/56 ............................... (3,000,000) (3,048,047)
Total TBA Sale Commitments (Proceeds $(27,344,103)) ..........................
$(27,294,935)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following futures contracts outstanding.
At March 31, 2026, the Fund had the following forward premium swap options contracts outstanding.
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $7,942,854, representing 31.9% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
Security purchased on a to-be-announced (TBA) basis.
g
See Note 4 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
The rate shown represents the yield at period end.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At March 31, 2026, the aggregate value of these securities pledged amounted to $394,796, representing 1.6% of net assets.
k
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 93 $ 10,556,953 6/18/26 $ 238,144
U.S. Treasury 2 Year Notes ..................... Short 31 6,430,805 6/30/26 46,941
Total Futures Contracts ...................................................................... $285,085
*
As of period end.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 1,692,900 $ 97,426 $ (68,886)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 1,692,900 97,426 4,345
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,700 21,910 (2,023)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,700 21,910 (2,538)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 178,500 6,479 (6,007)
3.39%/1-day SOFR/Oct-28/(Written) CITI 10/06/26 / 3.39% 10,000,000 (83,000) 37,102
(3.4%)/1-day SOFR/Oct-28/(Purchased) CITI 10/06/26 / 3.4% 10,000,000 45,000 33,778
(3.95%)/1-day SOFR/Mar-37/(Purchased) CITI 3/29/27 / 3.95% 2,319,100 107,954 (41,677)
3.45%/1-day SOFR/Mar-37/(Purchased) CITI 3/29/27 / 3.45% 2,319,100 102,968 (72,077)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 614,600 76,979 (14,261)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 614,600 76,979 (8,820)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,892,100 68,494 (30,883)
Unrealized appreciation 75,225
Unrealized (depreciation) (247,172)
Total $(171,947)
*
In U.S. dollars unless otherwise indicated.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026, the Fund had the following credit default swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.A.15 . (2.00)% Monthly JPHQ 11/18/64 4,000 $ 177 $ 364 $ (187)
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 131,000 72,182 57,068 15,114
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 183,000 71,950 68,210 3,740
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 40,000 4,857 1,802 3,055
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 10,000 1,214 5,148 (3,934)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 35,000 13,956 15,155 (1,199)
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 13,000 5,183 5,308 (125)
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 6,000 2,392 2,635 (243)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 46,000 12,582 13,826 (1,244)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 219,000 59,898 70,816 (10,918)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 189,000 23,058 23,604 (546)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 285,000 55,552 80,881 (25,329)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 63,000 12,279 11,434 845
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 126,000 26,214 26,419 (205)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 81,000 16,851 15,690 1,161
CMBX.NA.BBB-.8 (3.00)% Monthly CITI 10/17/57 84,000 15,118 16,227 (1,109)
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 82,000 14,758 16,880 (2,122)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 63,000 14,896 11,316 3,580
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly JPHQ 12/16/72 1,000 (65) (81) 16
Investment
Grade
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 174,000 (11,221) (22,920) 11,699
Investment
Grade
CMBX.NA.A.15 . 2.00% Monthly MLCO 11/18/64 4,000 (177) (65) (112)
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 25,000 (13,775) (2,006) (11,769)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 118,000 (46,394) (48,805) 2,411
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 96,000 (11,657) (16,692) 5,035
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 16,000 (1,943) (2,778) 835
Non-
Investment
Grade

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 3,000 $ (364) $ (335) $ (29)
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 143,000 (17,364) (25,456) 8,092
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 14,000 (2,565) (3,182) 617
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 9,000 (1,649) (1,848) 199
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 7,000 (1,283) (1,591) 308
Investment
Grade
Total OTC Swap Contracts .............................................. $314,660 $317,024 $(2,364)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 31,561,000 $ 208,627 $ (24,473) $ 233,100
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.5% ..... Annual 6/17/28 1,802,000 3,992 5,173 (1,181)
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 8,914,000 (72,028) (38,627) (33,401)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 6/17/31 1,456,000 5,505 8,156 (2,651)
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 1,328,000 (12,981) 1,506 (14,487)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See A bbreviations on page 255 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.8% ..... Annual 6/17/36 1,713,000 $ 11,878 $ 11,317 $ 561
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 1,454,000 (8,495) 10,571 (19,066)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 6/17/56 360,000 5,380 6,430 (1,050)
Total Interest Rate Swap Contracts ................................. $141,878 $ (19,947) $161,825
*
In U.S. dollars unless otherwise indicated.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT Research Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.8%
Aerospace & Defense 2.0%
Airbus SE ......................................... France 2,940 $ 555,874
a
Boeing Co. (The) ................................... United States 2,365 470,706
Northrop Grumman Corp. ............................. United States 871 594,231
RTX Corp. ........................................ United States 4,063 783,753
2,404,564
Air Freight & Logistics 0.7%
FedEx Corp. ....................................... United States 2,382 848,421
Automobiles 0.9%
General Motors Co. .................................. United States 4,420 329,290
a
Tesla, Inc. ......................................... United States 2,021 751,307
1,080,597
Banks 2.4%
Bank of America Corp. ............................... United States 12,693 618,784
Citigroup, Inc. ...................................... United States 11,656 1,321,907
JPMorgan Chase & Co. ............................... United States 2,561 753,344
PNC Financial Services Group, Inc. (The) ................. United States 858 178,541
2,872,576
Beverages 1.6%
Coca-Cola Co. (The) ................................. United States 16,580 1,260,909
Keurig Dr. Pepper, Inc. ............................... United States 11,384 299,741
PepsiCo, Inc. ...................................... United States 2,643 410,431
1,971,081
Biotechnology 2.0%
AbbVie, Inc. ....................................... United States 4,272 929,117
Amgen, Inc. ....................................... United States 628 220,962
Gilead Sciences, Inc. ................................ United States 2,749 383,128
Regeneron Pharmaceuticals, Inc. ....................... United States 847 654,426
a
Vertex Pharmaceuticals, Inc. ........................... United States 611 272,836
2,460,469
Broadline Retail 4.1%
a
Amazon.com, Inc. ................................... United States 23,711 4,938,290
Building Products 0.5%
Trane Technologies plc ............................... United States 1,520 633,445
Capital Markets 2.2%
BlackRock, Inc. ..................................... United States 530 509,706
Charles Schwab Corp. (The) ........................... United States 8,133 764,339
CME Group, Inc. .................................... United States 1,243 367,120
KKR & Co., Inc. ..................................... United States 2,512 232,360
Nasdaq, Inc. ....................................... United States 4,640 393,890
TPG, Inc. , A ....................................... United States 8,682 351,708
2,619,123
Chemicals 0.9%
Corteva, Inc. ....................................... United States 6,748 564,875
Linde plc .......................................... United States 363 179,961
PPG Industries, Inc. ................................. United States 3,604 385,195
1,130,031
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................... United States 1,378 233,075

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment 2.0%
Cisco Systems, Inc. ................................. United States 31,561 $ 2,448,818
Construction Materials 0.7%
CRH plc .......................................... United States 7,689 808,268
Consumer Finance 0.9%
Capital One Financial Corp. ........................... United States 6,264 1,142,742
Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp. .............................. United States 1,197 1,192,727
a
US Foods Holding Corp. .............................. United States 2,384 219,829
Walmart, Inc. ...................................... United States 12,573 1,562,572
2,975,128
Electric Utilities 1.9%
Constellation Energy Corp. ............................ United States 674 188,214
NextEra Energy, Inc. ................................. United States 7,057 655,454
NRG Energy, Inc. ................................... United States 5,041 736,692
PPL Corp. ......................................... United States 8,999 343,762
Xcel Energy, Inc. .................................... United States 4,425 351,522
2,275,644
Electrical Equipment 0.8%
GE Vernova, Inc. .................................... United States 1,078 940,986
Energy Equipment & Services 0.1%
SLB Ltd. .......................................... United States 2,022 103,911
Entertainment 2.6%
a
Liberty Media Corp.-Liberty Formula One Corp. , C ........... United States 4,024 342,120
a
Live Nation Entertainment, Inc. ......................... United States 3,827 583,656
a
Netflix, Inc. ........................................ United States 8,591 826,025
a
Spotify Technology SA ................................ United States 922 447,087
Walt Disney Co. (The) ................................ United States 9,932 957,246
3,156,134
Financial Services 4.0%
Apollo Global Management, Inc. ........................ United States 4,785 533,145
a
Berkshire Hathaway, Inc. , B ............................ United States 2,937 1,407,410
Corebridge Financial, Inc. ............................. United States 4,043 96,466
Mastercard, Inc. , A .................................. United States 3,379 1,688,351
Visa, Inc. , A ........................................ United States 3,469 1,048,471
4,773,843
Ground Transportation 0.4%
Union Pacific Corp. .................................. United States 1,847 448,119
Health Care Equipment & Supplies 1.7%
Abbott Laboratories .................................. United States 1,596 163,861
Becton Dickinson & Co. ............................... United States 1,873 294,492
a
Boston Scientific Corp. ............................... United States 7,640 479,410
a
Dexcom, Inc. ....................................... United States 3,499 219,737
a
Edwards Lifesciences Corp. ........................... United States 2,483 198,839
a
Intuitive Surgical, Inc. ................................ United States 970 447,160
Medtronic plc ...................................... United States 1,020 88,383
Stryker Corp. ...................................... United States 367 120,593
2,012,475

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 1.7%
Cardinal Health, Inc. ................................. United States 903 $ 190,813
CVS Health Corp. ................................... United States 3,051 219,123
HCA Healthcare, Inc. ................................. United States 429 203,020
McKesson Corp. .................................... United States 924 799,592
UnitedHealth Group, Inc. .............................. United States 2,520 681,887
2,094,435
Health Care REITs 0.5%
Welltower, Inc. ..................................... United States 3,249 642,360
Hotels, Restaurants & Leisure 1.9%
a
Airbnb, Inc. , A ...................................... United States 2,275 287,287
Booking Holdings, Inc. ............................... United States 60 252,619
Hilton Worldwide Holdings, Inc. ......................... United States 949 288,572
McDonald's Corp. ................................... United States 1,660 515,911
Royal Caribbean Cruises Ltd. .......................... United States 1,044 287,288
Starbucks Corp. .................................... United States 2,208 197,815
a
Viking Holdings Ltd. ................................. United States 2,901 213,166
Yum! Brands, Inc. ................................... United States 1,551 241,149
2,283,807
Household Durables 0.1%
PulteGroup, Inc. .................................... United States 1,417 166,653
Household Products 0.5%
Procter & Gamble Co. (The) ........................... United States 4,483 647,525
Industrial Conglomerates 0.9%
Honeywell International, Inc. ........................... United States 4,890 1,105,287
Industrial REITs 0.5%
Prologis, Inc. ....................................... United States 4,957 655,216
Insurance 2.7%
Allstate Corp. (The) .................................. United States 4,645 963,094
American International Group, Inc. ...................... United States 7,130 536,533
Aon plc , A ......................................... United States 1,500 484,170
a
Arch Capital Group Ltd. ............................... United States 3,873 371,769
Assured Guaranty Ltd. ............................... United States 1,309 106,657
AXA SA ........................................... France 2,448 112,489
Prudential plc ...................................... Hong Kong 26,942 374,578
Unum Group ....................................... United States 3,530 257,796
3,207,086
Interactive Media & Services 7.2%
Alphabet, Inc. , A .................................... United States 20,737 5,963,132
Meta Platforms, Inc. , A ............................... United States 4,660 2,666,126
8,629,258
IT Services 0.3%
a
Snowflake, Inc. , A ................................... United States 2,553 385,043
Life Sciences Tools & Services 1.4%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 1,788 498,405
Danaher Corp. ..................................... United States 671 127,222
Thermo Fisher Scientific, Inc. .......................... United States 2,204 1,083,332
1,708,959

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 1.4%
Fortive Corp. ....................................... United States 10,162 $ 561,755
Ingersoll Rand, Inc. .................................. United States 5,240 419,829
Otis Worldwide Corp. ................................ United States 9,235 711,834
1,693,418
Metals & Mining 0.6%
Barrick Mining Corp. ................................. Canada 6,940 283,082
Glencore plc ....................................... Australia 54,679 414,132
697,214
Multi-Utilities 0.7%
Ameren Corp. ...................................... United States 4,754 522,559
CenterPoint Energy, Inc. .............................. United States 7,173 309,587
832,146
Oil, Gas & Consumable Fuels 4.5%
a
Antero Resources Corp. .............................. United States 5,482 232,656
BP plc ............................................ United States 37,607 294,342
Cenovus Energy, Inc. ................................ Canada 26,642 707,083
ConocoPhillips ..................................... United States 8,935 1,179,420
Exxon Mobil Corp. ................................... United States 15,439 2,619,381
Shell plc .......................................... United States 8,674 401,737
5,434,619
Passenger Airlines 0.3%
Southwest Airlines Co. ............................... United States 8,294 311,606
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co. .............................. United States 4,967 301,249
Eli Lilly & Co. ...................................... United States 1,950 1,793,552
Johnson & Johnson ................................. United States 4,694 1,147,401
Merck & Co., Inc. ................................... United States 5,432 653,415
Pfizer, Inc. ......................................... United States 5,691 159,803
4,055,420
Real Estate Management & Development 0.1%
a
CBRE Group, Inc. , A ................................. United States 1,325 179,484
Semiconductors & Semiconductor Equipment 17.6%
a
Advanced Micro Devices, Inc. .......................... United States 7,478 1,521,249
Analog Devices, Inc. ................................. United States 8,041 2,558,164
Broadcom, Inc. ..................................... United States 11,882 3,677,598
Lam Research Corp. ................................. United States 15,260 3,260,451
Marvell Technology, Inc. .............................. United States 22,939 2,272,108
NVIDIA Corp. ...................................... United States 45,289 7,898,402
21,187,972
Software 7.5%
Microsoft Corp. ..................................... United States 17,543 6,493,892
Oracle Corp. ....................................... United States 10,631 1,563,927
a
Palantir Technologies, Inc. , A ........................... United States 7,094 1,037,710
9,095,529
Specialized REITs 0.9%
American Tower Corp. ................................ United States 6,246 1,077,935
Specialty Retail 1.7%
Home Depot, Inc. (The) ............................... United States 1,602 526,882

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Lowe's Cos., Inc. .................................... United States 1,523 $ 359,854
a
O'Reilly Automotive, Inc. .............................. United States 3,058 282,284
TJX Cos., Inc. (The) ................................. United States 4,266 681,280
a
Ulta Beauty, Inc. .................................... United States 376 196,539
2,046,839
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc. ........................................ United States 22,012 5,586,425
a
Everpure, Inc. , A .................................... United States 6,019 355,362
5,941,787
Textiles, Apparel & Luxury Goods 0.4%
a
Amer Sports, Inc. ................................... Finland 4,002 131,746
a
On Holding AG , A ................................... Switzerland 3,490 118,730
Ralph Lauren Corp. , A ................................ United States 499 171,651
422,127
Tobacco 0.6%
Philip Morris International, Inc. ......................... United States 4,221 697,900
Trading Companies & Distributors 0.4%
United Rentals, Inc. .................................. United States 637 464,093
Total Common Stocks (Cost $ 73,191,996 ) ....................................
117,941,458
Short Term Investments 2.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
b,c
U.S. Treasury Bills , 3 .58% , 7/16/26 ...................... United States 100,000 98,946
Total U.S. Government and Agency Securities (Cost $ 98,955 ) ...................
98,946
Shares
Management Investment Companies 2.1%
d,e
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 2,578,435 2,578,435
Total Management Investment Companies (Cost $ 2,578,435 ) ...................
2,578,435
Total Short Term Investments (Cost $ 2,677,390 ) ...............................
2,677,381
a
Total Investments (Cost $ 75,869,386 ) 100.0% .................................
$120,618,839
Other Assets, less Liabilities (0.0) %
†
.........................................
(68,973)
Net Assets 100.0% .........................................................
$120,549,866
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for certain derivative contracts. At March 31, 2026, the value of this security pledged amounted to $98,946, representing 0.1% of net assets.
d
See Note 4 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026 , the Fund had the following futures contracts outstanding.
At March 31, 2026 , the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 3 $ 985,612 6/18/26 $ (4,908)
Total Futures Contracts ...................................................................... $(4,908)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Sell 30,200 21,829 4/15/26 $ 107 $ —
Canadian Dollar .... CITI Buy 191,700 137,643 4/15/26 241 —
Canadian Dollar .... CITI Sell 238,400 172,319 4/15/26 845 —
Canadian Dollar .... GSCO Sell 152,700 110,373 4/15/26 541 —
Canadian Dollar .... HSBK Buy 136,900 99,064 4/15/26 — (596)
Canadian Dollar .... JPHQ Sell 293,400 212,071 4/15/26 1,038 —
Canadian Dollar .... MSCO Buy 246,900 178,661 4/15/26 — (1,073)
Canadian Dollar .... SSBT Buy 155,000 112,157 4/15/26 — (671)
Canadian Dollar .... TDOM Buy 145,700 105,424 4/15/26 — (626)
Canadian Dollar .... UBSW Sell 919,500 665,342 4/15/26 3,973 —
Canadian Dollar .... WPAC Sell 482,900 353,658 4/15/26 6,322 —
Hong Kong Dollar ... BZWS Buy 1,640,700 210,553 5/13/26 — (819)
Hong Kong Dollar ... CITI Sell 533,300 68,434 5/13/26 261 —
Hong Kong Dollar ... GSCO Sell 314,100 40,312 5/13/26 160 —
Hong Kong Dollar ... MSCO Sell 1,224,600 157,156 5/13/26 612 —
British Pound ...... BOFA Buy 9,800 12,973 6/17/26 — (5)
British Pound ...... BZWS Sell 100,200 132,638 6/17/26 44 —
British Pound ...... GSCO Sell 499,100 660,674 6/17/26 218 —
British Pound ...... HSBK Buy 53,600 71,288 6/17/26 — (359)
British Pound ...... MSCO Sell 522,000 695,556 6/17/26 4,796 —
British Pound ...... SSBT Buy 33,800 44,955 6/17/26 — (228)
British Pound ...... UBSW Sell 18,700 24,871 6/17/26 126 —
Danish Krone ...... BOFA Sell 865,300 133,236 6/17/26 — (1,178)
Euro ............. BOFA Sell 47,000 54,025 6/17/26 — (491)
Euro ............. BZWS Buy 13,100 15,058 6/17/26 137 —
Euro ............. CITI Sell 20,200 23,219 6/17/26 — (211)
Euro ............. GSCO Sell 113,000 129,888 6/17/26 — (1,183)
Euro ............. JPHQ Sell 85,500 98,887 6/17/26 — (285)
Euro ............. MSCO Sell 93,900 108,539 6/17/26 — (377)
Euro ............. SSBT Sell 29,900 34,488 6/17/26 — (193)
Euro ............. TDOM Sell 61,800 71,287 6/17/26 — (396)
Swedish Krona ..... MSCO Sell 3,657,900 393,378 6/17/26 5,478 —
Swiss Franc ....... MSCO Sell 207,500 266,126 6/17/26 4,429 —
Total Forward Exchange Contracts ................................................... $29,328 $(8,691)
Net unrealized appreciation (depreciation) ............................................ $20,637

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 255 .
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT Small Cap Growth Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 7.9%
Carpenter Technology Corp. ........................... United States 2,743 $ 1,081,153
FTAI Aviation Ltd. ................................... United States 1,350 330,750
a
Kratos Defense & Security Solutions, Inc. ................. United States 6,700 472,417
a
Mercury Systems, Inc. ................................ United States 3,115 227,115
a
Rocket Lab Corp. ................................... United States 2,760 177,247
VSE Corp. ........................................ United States 3,480 641,712
2,930,394
Automobile Components 1.4%
Patrick Industries, Inc. ................................ United States 4,747 527,249
Banks 1.7%
a
Axos Financial, Inc. .................................. United States 4,260 362,483
a
Bancorp, Inc. (The) .................................. United States 5,375 288,799
651,282
Biotechnology 9.3%
a
ADMA Biologics, Inc. ................................. United States 19,035 171,505
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 2,705 169,603
a
Ascendis Pharma A/S , ADR ........................... Denmark 1,372 313,817
a
Bridgebio Pharma, Inc. ............................... United States 5,580 414,371
a
CG oncology, Inc. ................................... United States 2,945 199,318
a
Halozyme Therapeutics, Inc. ........................... United States 7,495 484,402
a
Insmed, Inc. ....................................... United States 1,910 312,323
a
Kymera Therapeutics, Inc. ............................. United States 2,865 238,626
a
Madrigal Pharmaceuticals, Inc. ......................... United States 560 293,143
a
Nuvalent, Inc. , A .................................... United States 1,926 197,319
a
Protagonist Therapeutics, Inc. .......................... United States 535 56,389
a
Rhythm Pharmaceuticals, Inc. .......................... United States 3,605 313,527
a
Xenon Pharmaceuticals, Inc. ........................... Canada 4,906 285,284
3,449,627
Broadline Retail 0.6%
a
Ollie's Bargain Outlet Holdings, Inc. ...................... United States 2,535 233,321
Building Products 0.6%
a
Modine Manufacturing Co. ............................ United States 1,085 235,130
Capital Markets 2.5%
Perella Weinberg Partners , A ........................... United States 10,715 194,585
Piper Sandler Cos. .................................. United States 4,300 329,165
StepStone Group, Inc. , A .............................. United States 8,560 408,483
932,233
Commercial Services & Supplies 0.4%
a
Casella Waste Systems, Inc. , A ......................... United States 2,046 162,330
Communications Equipment 1.2%
a
Applied Optoelectronics, Inc. ........................... United States 500 42,295
a
Lumentum Holdings, Inc. .............................. United States 90 63,248
a
Viavi Solutions, Inc. .................................. United States 10,575 351,936
457,479
Construction & Engineering 9.6%
Comfort Systems USA, Inc. ............................ United States 870 1,199,721
a
Construction Partners, Inc. , A .......................... United States 5,090 565,601
a
Dycom Industries, Inc. ................................ United States 1,575 533,642
a
IES Holdings, Inc. ................................... United States 1,380 657,529
a
Legence Corp. , A ................................... United States 6,666 376,362

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering (continued)
a
Sterling Infrastructure, Inc. ............................ United States 585 $ 238,253
3,571,108
Consumer Finance 2.8%
a
Dave, Inc. ......................................... United States 1,115 194,110
a
Enova International, Inc. .............................. United States 4,003 543,728
FirstCash Holdings, Inc. .............................. United States 1,540 289,520
1,027,358
Consumer Staples Distribution & Retail 0.3%
PriceSmart, Inc. .................................... United States 865 130,183
Diversified Consumer Services 1.5%
a
Covista, Inc. ....................................... United States 4,752 547,668
Electrical Equipment 2.8%
a
Bloom Energy Corp. , A ............................... United States 6,450 873,910
a
Nextpower, Inc. , A ................................... United States 1,365 164,551
1,038,461
Electronic Equipment, Instruments & Components 6.4%
Advanced Energy Industries, Inc. ....................... United States 3,922 1,265,669
Bel Fuse, Inc. , B .................................... United States 755 149,475
a
Fabrinet .......................................... Thailand 1,530 797,925
a
Mirion Technologies, Inc. , A ............................ United States 9,781 181,829
2,394,898
Energy Equipment & Services 3.5%
Archrock, Inc. ...................................... United States 17,163 597,273
CES Energy Solutions Corp. ........................... Canada 26,604 352,081
Kodiak Gas Services, Inc. ............................. United States 3,185 185,749
Solaris Energy Infrastructure, Inc. , A ..................... United States 2,910 164,444
1,299,547
Health Care Equipment & Supplies 1.3%
a
Establishment Labs Holdings, Inc. ....................... Costa Rica 2,095 118,954
a
IRhythm Holdings, Inc. ............................... United States 875 103,267
a
Merit Medical Systems, Inc. ............................ United States 2,125 146,476
a
UFP Technologies, Inc. ............................... United States 651 126,034
494,731
Health Care Providers & Services 7.1%
a
BrightSpring Health Services, Inc. ....................... United States 9,840 419,282
Encompass Health Corp. ............................. United States 6,261 605,627
Ensign Group, Inc. (The) .............................. United States 4,215 849,323
a
GeneDx Holdings Corp. , A ............................. United States 3,115 200,045
a
Guardant Health, Inc. ................................ United States 4,025 371,789
a
RadNet, Inc. ....................................... United States 3,825 213,779
2,659,845
Hotels, Restaurants & Leisure 0.3%
Texas Roadhouse, Inc. , A ............................. United States 725 119,727
Household Durables 1.9%
a
Cavco Industries, Inc. ................................ United States 450 217,930
Installed Building Products, Inc. ......................... United States 1,910 506,437
724,367

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 0.5%
Kinsale Capital Group, Inc. ............................ United States 530 $ 181,080
IT Services 2.2%
a,b
Applied Digital Corp. ................................. United States 8,135 193,125
a
DigitalOcean Holdings, Inc. ............................ United States 7,400 634,772
827,897
Life Sciences Tools & Services 1.5%
a
Medpace Holdings, Inc. ............................... United States 1,160 557,020
Machinery 8.1%
a
CECO Environmental Corp. ........................... United States 1,125 67,027
Crane Co. ......................................... United States 2,850 487,350
ESCO Technologies, Inc. .............................. United States 130 36,578
Federal Signal Corp. ................................. United States 4,837 523,073
JBT Marel Corp. .................................... United States 1,845 235,920
a
RBC Bearings, Inc. .................................. United States 1,881 1,021,609
a
SPX Technologies, Inc. ............................... United States 3,237 647,206
3,018,763
Metals & Mining 1.1%
a
Coeur Mining, Inc. ................................... United States 21,485 403,273
Oil, Gas & Consumable Fuels 0.5%
a
Energy Fuels, Inc. ................................... United States 9,320 170,090
Pharmaceuticals 1.4%
a
Axsome Therapeutics, Inc. ............................ United States 2,325 392,972
a
Tarsus Pharmaceuticals, Inc. ........................... United States 1,815 127,322
520,294
Professional Services 1.9%
a
Huron Consulting Group, Inc. .......................... United States 5,540 706,295
Real Estate Management & Development 1.0%
Colliers International Group, Inc. ........................ Canada 3,330 356,028
Semiconductors & Semiconductor Equipment 8.5%
a,b
Camtek Ltd. ....................................... Israel 2,450 371,444
a
Credo Technology Group Holding Ltd. .................... United States 4,290 402,702
a
FormFactor, Inc. .................................... United States 4,040 391,840
a,b
Nova Ltd. ......................................... Israel 2,685 1,166,042
a
Onto Innovation, Inc. ................................. United States 430 88,180
a
Rambus, Inc. ...................................... United States 1,960 168,619
a
Semtech Corp. ..................................... United States 2,875 221,059
a
SiTime Corp. ....................................... United States 1,005 347,077
3,156,963
Software 3.7%
a
ACI Worldwide, Inc. .................................. United States 11,890 487,609
a
Agilysys, Inc. ....................................... United States 2,975 211,641
a
Descartes Systems Group, Inc. (The) .................... Canada 5,010 358,516
InterDigital, Inc. ..................................... United States 869 262,438
a
Terawulf, Inc. ...................................... United States 3,920 56,566
1,376,770
Specialty Retail 3.1%
a
Aritzia, Inc. ........................................ Canada 7,720 629,986
a
Boot Barn Holdings, Inc. .............................. United States 3,255 476,402

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 255 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
a
Five Below, Inc. ..................................... United States 160 $ 36,557
1,142,945
Trading Companies & Distributors 1.6%
Applied Industrial Technologies, Inc. ..................... United States 2,259 599,358
Total Common Stocks (Cost $ 24,822,802 ) ....................................
36,603,714
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,c
Blueprint Medicines Corp., CVR , 12/31/28 ................. United States 961 442
Total Rights (Cost $ 442 ) ....................................................
442
Total Long Term Investments (Cost $ 24,823,244 ) ..............................
36,604,156
a
Short Term Investments 6.0%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.0%
d,e
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 734,564 734,564
Total Management Investment Companies (Cost $ 734,564 ) .....................
734,564
Investments from Cash Collateral Received for
Loaned Securities 4.0%
Money Market Funds 4.0%
d,e
Putnam Cash Collateral Pool, LLC , 3.882% ................ United States 1,504,150 1,504,150
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 1,504,150 ) ..........................................................
1,504,150
Total Short Term Investments (Cost $ 2,238,714 ) ...............................
2,238,714
a
Total Investments (Cost $ 27,061,958 ) 104.2% .................................
$38,842,870
Other Assets, less Liabilities (4.2) % .........................................
(1,582,726)
Net Assets 100.0% .........................................................
$37,260,144
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2026.
c
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
d
See Note 4 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT Small Cap Value Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.7%
Aerospace & Defense 1.0%
a
V2X, Inc. .......................................... United States 15,200 $ 1,041,200
Automobile Components 1.8%
a
Holley, Inc. ........................................ United States 379,273 1,164,368
Lear Corp. ........................................ United States 5,700 690,156
1,854,524
Banks 17.7%
a
Avidbank Holdings, Inc. ............................... United States 33,952 967,632
Avidia Bancorp, Inc. ................................. United States 21,533 423,554
a
Axos Financial, Inc. .................................. United States 14,100 1,199,769
Banc of California, Inc. ............................... United States 48,800 857,904
a
Bancorp, Inc. (The) .................................. United States 10,440 560,941
Business First Bancshares, Inc. ......................... United States 31,600 854,464
a
Coastal Financial Corp. ............................... United States 13,070 994,627
b
Commercial Bancgroup, Inc. ........................... United States 27,559 717,085
ConnectOne Bancorp, Inc. ............................ United States 29,609 792,633
Eagle Bancorp, Inc. .................................. United States 31,700 788,379
Five Star Bancorp ................................... United States 34,435 1,298,888
Flagstar Bank NA ................................... United States 28,200 371,394
Metropolitan Bank Holding Corp. ........................ United States 15,188 1,265,009
Mid Penn Bancorp, Inc. ............................... United States 31,200 1,003,392
Nicolet Bankshares, Inc. .............................. United States 10,300 1,530,786
Northrim BanCorp, Inc. ............................... United States 52,000 1,189,760
Popular, Inc. ....................................... United States 8,300 1,113,611
a
Third Coast Bancshares, Inc. .......................... United States 24,400 923,052
UMB Financial Corp. ................................. United States 7,800 879,762
Valley National Bancorp .............................. United States 78,400 962,752
18,695,394
Biotechnology 3.5%
a
BioMarin Pharmaceutical, Inc. .......................... United States 11,100 627,039
a
Janux Therapeutics, Inc. .............................. United States 19,346 268,909
a
Precigen, Inc. ...................................... United States 277,300 1,073,151
a
Vaxcyte, Inc. ....................................... United States 6,766 393,172
a
Veracyte, Inc. ...................................... United States 41,313 1,330,692
3,692,963
Building Products 0.4%
UFP Industries, Inc. .................................. United States 4,700 432,964
Capital Markets 0.7%
a
Donnelley Financial Solutions, Inc. ...................... United States 16,200 763,668
Chemicals 3.7%
AdvanSix, Inc. ...................................... United States 44,600 1,088,240
a
Ingevity Corp. ...................................... United States 14,076 1,002,633
a
LSB Industries, Inc. .................................. United States 9,800 146,020
Methanex Corp. .................................... Canada 15,200 905,008
Tronox Holdings plc ................................. United States 78,600 767,922
3,909,823
Commercial Services & Supplies 2.1%
a
Casella Waste Systems, Inc. , A ......................... United States 12,600 999,684
HNI Corp. ......................................... United States 31,326 1,045,975
UniFirst Corp. ...................................... United States 574 144,413
2,190,072

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment 1.0%
a
Aviat Networks, Inc. ................................. United States 48,378 $ 1,093,827
Construction & Engineering 3.5%
a
NWPX Infrastructure, Inc. ............................. United States 13,700 1,066,682
Tutor Perini Corp. ................................... United States 10,000 771,900
Valmont Industries, Inc. ............................... United States 2,680 1,070,848
WillScot Holdings Corp. ............................... United States 45,400 788,144
3,697,574
Construction Materials 0.9%
Titan America SA ................................... Belgium 61,708 924,386
Consumer Finance 2.0%
a
Encore Capital Group, Inc. ............................ United States 14,100 988,692
Jefferson Capital, Inc. ................................ United States 56,700 1,090,341
2,079,033
Containers & Packaging 0.5%
a
O-I Glass, Inc. ...................................... United States 45,784 481,190
Diversified Consumer Services 1.7%
a,b
McGraw Hill, Inc. .................................... United States 37,372 511,996
Perdoceo Education Corp. ............................ United States 33,100 1,231,651
1,743,647
Diversified REITs 0.9%
Broadstone Net Lease, Inc. ............................ United States 51,500 940,905
Electric Utilities 1.0%
Portland General Electric Co. .......................... United States 20,652 1,089,806
Electrical Equipment 1.0%
Regal Rexnord Corp. ................................ United States 5,400 1,011,204
Electronic Equipment, Instruments & Components 2.1%
Bel Fuse, Inc. , B .................................... United States 5,000 989,900
Vishay Intertechnology, Inc. ............................ United States 69,100 1,243,800
2,233,700
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc. .............................. United States 15,400 554,862
Financial Services 2.0%
NewtekOne, Inc. .................................... United States 67,599 740,209
a
Onity Group, Inc. .................................... United States 18,500 726,495
Walker & Dunlop, Inc. ................................ United States 15,580 691,440
2,158,144
Gas Utilities 1.2%
Southwest Gas Holdings, Inc. .......................... United States 14,800 1,286,120
Ground Transportation 0.9%
Covenant Logistics Group, Inc. , A ....................... United States 34,400 933,960
Health Care Equipment & Supplies 0.7%
a
Tactile Systems Technology, Inc. ........................ United States 27,800 726,414
Health Care Providers & Services 4.2%
a
BrightSpring Health Services, Inc. ....................... United States 29,600 1,261,256
a
DocGo, Inc. ....................................... United States 139,000 87,445
a
LifeStance Health Group, Inc. .......................... United States 237,603 1,513,531
a
Lumexa Imaging Holdings, Inc. ......................... United States 91,000 782,600

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
a
Option Care Health, Inc. .............................. United States 30,600 $ 823,752
4,468,584
Health Care REITs 1.7%
American Healthcare REIT, Inc. ......................... United States 21,200 999,792
Healthcare Realty Trust, Inc. , A ......................... United States 46,600 791,734
1,791,526
Hotels, Restaurants & Leisure 0.9%
Cheesecake Factory, Inc. (The) ......................... United States 16,600 908,850
Household Durables 4.1%
a
Cavco Industries, Inc. ................................ United States 1,240 600,520
La-Z-Boy, Inc. ...................................... United States 21,200 681,368
Leggett & Platt, Inc. .................................. United States 88,300 872,404
a
M/I Homes, Inc. ..................................... United States 7,700 942,865
a
Taylor Morrison Home Corp. , A ......................... United States 21,100 1,228,864
4,326,021
Household Products 1.0%
Spectrum Brands Holdings, Inc. ........................ United States 14,300 1,053,910
Insurance 1.8%
b
Abacus Global Management, Inc. ....................... United States 126,145 994,023
Horace Mann Educators Corp. ......................... United States 20,800 887,744
1,881,767
Interactive Media & Services 0.9%
a
MediaAlpha, Inc. , A .................................. United States 96,800 900,240
IT Services 0.4%
a,b
Applied Digital Corp. ................................. United States 19,300 458,182
Leisure Products 1.2%
a
MasterCraft Boat Holdings, Inc. ......................... United States 61,159 1,254,371
Life Sciences Tools & Services 0.3%
a
Codexis, Inc. ....................................... United States 195,297 318,334
Machinery 3.1%
a
Alliance Laundry Holdings, Inc. ......................... United States 55,100 1,142,774
a
Blue Bird Corp. ..................................... United States 5,600 318,024
Columbus McKinnon Corp. ............................ United States 29,200 424,276
a
Gates Industrial Corp. plc ............................. United States 28,218 638,009
Wabash National Corp. ............................... United States 83,000 715,460
3,238,543
Metals & Mining 2.0%
a
Century Aluminum Co. ............................... United States 20,300 1,191,407
a,b
Critical Metals Corp. ................................. Austria 13,108 104,077
a
Major Drilling Group International, Inc. .................... Canada 73,800 849,886
2,145,370
Mortgage Real Estate Investment Trusts (REITs) 2.8%
Ladder Capital Corp. , A ............................... United States 107,812 1,053,323
Rithm Capital Corp. .................................. United States 91,180 864,387
TPG RE Finance Trust, Inc. ............................ United States 134,200 1,048,102
2,965,812
Multi-Utilities 0.9%
b
Algonquin Power & Utilities Corp. ....................... Canada 152,000 933,280

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 9.2%
a
Antero Resources Corp. .............................. United States 37,100 $ 1,574,524
Core Natural Resources, Inc. .......................... United States 15,600 1,633,788
Frontline plc ....................................... Norway 19,400 676,284
Magnolia Oil & Gas Corp. , A ........................... United States 51,685 1,631,696
Matador Resources Co. .............................. United States 23,500 1,484,730
Peabody Energy Corp. ............................... United States 13,600 448,120
Permian Resources Corp. , A ........................... United States 71,513 1,524,657
Range Resources Corp. .............................. United States 5,200 234,936
Teekay Tankers Ltd. , A ............................... Canada 6,800 498,576
9,707,311
Passenger Airlines 1.0%
a
SkyWest, Inc. ...................................... United States 11,300 1,037,679
Pharmaceuticals 1.1%
a
Amneal Pharmaceuticals, Inc. .......................... United States 95,100 1,182,093
Professional Services 1.9%
a
IBEX Holdings Ltd. .................................. United States 46,166 1,238,172
ICF International, Inc. ................................ United States 11,900 776,951
2,015,123
Real Estate Management & Development 1.1%
Newmark Group, Inc. , A .............................. United States 73,900 1,107,761
Retail REITs 1.1%
Brixmor Property Group, Inc. ........................... United States 38,900 1,120,320
Semiconductors & Semiconductor Equipment 3.7%
a
Cohu, Inc. ......................................... United States 50,200 1,537,124
a
Ichor Holdings Ltd. .................................. United States 31,709 1,477,956
a
MaxLinear, Inc. , A ................................... United States 52,500 912,975
3,928,055
Software 1.6%
a,b
Realloys, Inc. ...................................... United States 11,898 116,124
a
REalloys, Inc. ...................................... United States 939 9,165
RingCentral, Inc. , A .................................. United States 30,900 1,149,171
a
Riot Platforms, Inc. .................................. United States 32,900 406,644
1,681,104
Specialty Retail 1.3%
Academy Sports & Outdoors, Inc. ....................... United States 12,700 716,915
Camping World Holdings, Inc. , A ........................ United States 74,575 509,347
J Jill, Inc. ......................................... United States 15,952 182,810
1,409,072
Technology Hardware, Storage & Peripherals 1.1%
a
Diebold Nixdorf, Inc. ................................. United States 15,500 1,169,320
Textiles, Apparel & Luxury Goods 0.5%
b
Oxford Industries, Inc. ................................ United States 15,000 577,650
Total Common Stocks (Cost $ 103,832,606 ) ...................................
105,115,658

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 255
.
a a
Country Rights
a
Value
a a a a a a
Rights 0.0%
Distributors 0.0%
a,c
BlackBox, Inc., CVR , 2/24/28 .......................... United States 26,200 $ —
Total Rights (Cost $ – ) ......................................................
—
Total Long Term Investments (Cost $ 103,832,606 ) .............................
105,115,658
a
Short Term Investments 2.4%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.4%
d,e
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 482,203 482,203
Total Management Investment Companies (Cost $ 482,203 ) .....................
482,203
Investments from Cash Collateral Received for
Loaned Securities 2.0%
Money Market Funds 2.0%
d,e
Putnam Cash Collateral Pool, LLC , 3.882% ................ United States 2,098,945 2,098,945
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 2,098,945 ) ..........................................................
2,098,945
Total Short Term Investments (Cost $ 2,581,148 ) ...............................
2,581,148
a
Total Investments (Cost $ 106,413,754 ) 102.1% ................................
$107,696,806
Other Assets, less Liabilities (2.1) % .........................................
(2,251,971)
Net Assets 100.0% .........................................................
$105,444,835
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2026.
c
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
d
See Note 4 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT Sustainable Future Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Aerospace & Defense 1.4%
Carpenter Technology Corp. ........................... United States 960 $ 378,384
Beverages 1.9%
Keurig Dr. Pepper, Inc. ............................... United States 19,362 509,802
Biotechnology 3.9%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 1,534 507,555
a
Argenx SE , ADR .................................... Netherlands 295 215,424
a
Ascendis Pharma A/S , ADR ........................... Denmark 1,375 314,504
1,037,483
Building Products 4.2%
Allegion plc ........................................ United States 3,152 457,954
Simpson Manufacturing Co., Inc. ........................ United States 1,594 273,562
Trane Technologies plc ............................... United States 910 379,233
1,110,749
Capital Markets 2.7%
a
Coinbase Global, Inc. , A .............................. United States 794 138,640
KKR & Co., Inc. ..................................... United States 3,323 307,378
TPG, Inc. , A ....................................... United States 6,605 267,569
713,587
Commercial Services & Supplies 1.6%
a
Casella Waste Systems, Inc. , A ......................... United States 5,221 414,234
Construction & Engineering 4.1%
a
API Group Corp. .................................... United States 6,781 274,766
Quanta Services, Inc. ................................ United States 1,471 807,608
1,082,374
Consumer Finance 1.0%
Capital One Financial Corp. ........................... United States 1,444 263,429
Consumer Staples Distribution & Retail 1.4%
a
Sprouts Farmers Market, Inc. .......................... United States 4,768 367,756
Diversified Consumer Services 1.9%
a
Bright Horizons Family Solutions, Inc. .................... United States 6,076 499,022
Electric Utilities 3.5%
Constellation Energy Corp. ............................ United States 1,089 304,103
NextEra Energy, Inc. ................................. United States 1,876 174,243
NRG Energy, Inc. ................................... United States 2,891 422,491
900,837
Electrical Equipment 7.2%
GE Vernova, Inc. .................................... United States 593 517,630
Vertiv Holdings Co. , A ................................ United States 5,402 1,353,633
1,871,263
Energy Equipment & Services 0.9%
Baker Hughes Co. , A ................................. United States 3,724 227,350
Entertainment 0.5%
a
ROBLOX Corp. , A ................................... United States 2,540 143,662
Financial Services 4.2%
HA Sustainable Infrastructure Capital, Inc. ................. United States 10,349 380,326
Mastercard, Inc. , A .................................. United States 877 438,202

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Future Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
a
Toast, Inc. , A ....................................... United States 10,095 $ 267,618
1,086,146
Ground Transportation 0.8%
Canadian Pacific Kansas City Ltd. ....................... Canada 2,559 201,291
Health Care Equipment & Supplies 6.2%
a
Dexcom, Inc. ....................................... United States 8,988 564,446
a
Edwards Lifesciences Corp. ........................... United States 4,201 336,416
a
IDEXX Laboratories, Inc. .............................. United States 767 430,970
a
Penumbra, Inc. ..................................... United States 842 276,488
1,608,320
Health Care Providers & Services 1.6%
Cencora, Inc. ...................................... United States 1,310 411,523
Health Care Technology 0.8%
a
Veeva Systems, Inc. , A ............................... United States 1,120 196,739
Hotels, Restaurants & Leisure 12.7%
a
Black Rock Coffee Bar, Inc. , A .......................... United States 18,339 236,940
a
Cava Group, Inc. .................................... United States 4,424 357,902
a
First Watch Restaurant Group, Inc. ...................... United States 26,712 279,942
Hilton Worldwide Holdings, Inc. ......................... United States 2,153 654,684
a
Life Time Group Holdings, Inc. ......................... United States 12,446 335,295
Royal Caribbean Cruises Ltd. .......................... United States 2,907 799,948
a
Viking Holdings Ltd. ................................. United States 8,421 618,775
3,283,486
Household Durables 2.2%
DR Horton, Inc. ..................................... United States 1,952 267,853
a
SharkNinja, Inc. .................................... United States 3,026 320,453
588,306
Independent Power and Renewable Electricity Producers 2.3%
Vistra Corp. ........................................ United States 4,083 613,797
Insurance 0.8%
Aon plc , A ......................................... United States 628 202,706
IT Services 0.7%
a
Snowflake, Inc. , A ................................... United States 1,209 182,341
Life Sciences Tools & Services 2.5%
a
Mettler-Toledo International, Inc. ........................ United States 224 282,509
Thermo Fisher Scientific, Inc. .......................... United States 749 368,156
650,665
Machinery 3.9%
Federal Signal Corp. ................................. United States 4,534 490,307
Xylem, Inc. ........................................ United States 4,329 517,316
1,007,623
Professional Services 0.8%
a
Planet Labs PBC ................................... United States 7,696 215,103
Semiconductors & Semiconductor Equipment 3.9%
ASML Holding NV , ADR .............................. Netherlands 345 455,686
Broadcom, Inc. ..................................... United States 1,051 325,295

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Future Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc. .............................. United States 2,468 $ 244,455
1,025,436
Software 8.8%
a
Cadence Design Systems, Inc. ......................... United States 895 248,694
a
Crowdstrike Holdings, Inc. , A ........................... United States 282 110,096
a
Datadog, Inc. , A .................................... United States 5,369 633,810
a
HubSpot, Inc. ...................................... United States 709 173,067
Roper Technologies, Inc. .............................. United States 599 211,962
a
ServiceTitan, Inc. , A ................................. United States 2,979 189,047
a
Trimble, Inc. ....................................... United States 5,571 363,396
a
Tyler Technologies, Inc. ............................... United States 1,109 379,699
2,309,771
Specialty Retail 1.4%
a
Ulta Beauty, Inc. .................................... United States 694 362,761
Technology Hardware, Storage & Peripherals 1.4%
a
Everpure, Inc. , A .................................... United States 5,994 353,886
Textiles, Apparel & Luxury Goods 3.6%
a
Amer Sports, Inc. ................................... Finland 5,365 176,616
a
Birkenstock Holding plc ............................... Germany 11,676 418,351
a
On Holding AG , A ................................... Switzerland 9,893 336,560
931,527
Trading Companies & Distributors 3.3%
United Rentals, Inc. .................................. United States 460 335,138
WW Grainger, Inc. ................................... United States 487 531,225
866,363
Total Common Stocks (Cost $ 23,014,761 ) ....................................
25,617,722
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.1%
b,c
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 552,747 552,747
Total Management Investment Companies (Cost $ 552,747 ) .....................
552,747
Total Short Term Investments (Cost $ 552,747 ) ................................
552,747
a
Total Investments (Cost $ 23,567,508 ) 100.2% .................................
$26,170,469
Other Assets, less Liabilities (0.2) % .........................................
(43,482)
Net Assets 100.0% .........................................................
$26,126,987
a a a
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Future Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026 , the Fund had the following forward exchange contracts outstanding.
See A bbreviations on page 255 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Buy 77,600 56,823 4/15/26 $ — $ (1,008)
Canadian Dollar .... BOFA Sell 125,800 90,931 4/15/26 447 —
Canadian Dollar .... BZWS Buy 113,400 82,325 4/15/26 — (760)
Canadian Dollar .... BZWS Sell 90,100 65,128 4/15/26 321 —
Canadian Dollar .... CITI Buy 264,600 193,185 4/15/26 — (2,867)
Canadian Dollar .... CITI Sell 284,800 205,857 4/15/26 1,009 —
Canadian Dollar .... GSCO Buy 148,200 107,781 4/15/26 — (1,185)
Canadian Dollar .... HSBK Sell 113,000 81,770 4/15/26 492 —
Canadian Dollar .... MSCO Buy 405,200 291,866 4/15/26 — (418)
Canadian Dollar .... MSCO Sell 565,600 409,374 4/15/26 2,555 —
Canadian Dollar .... SSBT Sell 155,500 112,520 4/15/26 673 —
Canadian Dollar .... TDOM Buy 135,400 98,928 4/15/26 — (1,539)
Canadian Dollar .... TDOM Sell 202,800 146,740 4/15/26 872 —
Canadian Dollar .... UBSW Buy 137,700 100,900 4/15/26 — (1,856)
Canadian Dollar .... WPAC Sell 81,500 58,911 4/15/26 290 —
British Pound ...... BOFA Buy 53,900 72,248 6/17/26 — (923)
British Pound ...... BOFA Sell 16,100 21,313 6/17/26 8 —
British Pound ...... BZWS Sell 26,600 35,211 6/17/26 12 —
British Pound ...... CITI Sell 117,300 155,276 6/17/26 54 —
British Pound ...... GSCO Sell 75,700 100,206 6/17/26 33 —
British Pound ...... HSBK Sell 26,200 34,846 6/17/26 176 —
British Pound ...... MSCO Buy 18,600 24,784 6/17/26 — (171)
British Pound ...... SSBT Sell 210,600 280,104 6/17/26 1,418 —
British Pound ...... TDOM Buy 107,300 142,712 6/17/26 — (723)
Danish Krone ...... BOFA Sell 618,200 95,188 6/17/26 — (842)
Danish Krone ...... CITI Buy 720,900 111,012 6/17/26 972 —
Danish Krone ...... HSBK Sell 716,200 110,657 6/17/26 — (596)
Danish Krone ...... JPHQ Sell 536,700 83,144 6/17/26 — (226)
Danish Krone ...... MSCO Sell 1,081,400 167,449 6/17/26 — (534)
Danish Krone ...... UBSW Sell 8,000 1,236 6/17/26 — (6)
Euro ............. BOFA Sell 101,600 116,785 6/17/26 — (1,062)
Euro ............. BZWS Sell 44,000 50,576 6/17/26 — (460)
Euro ............. CITI Sell 25,400 29,196 6/17/26 — (265)
Euro ............. GSCO Buy 129,300 148,624 6/17/26 1,353 —
Euro ............. GSCO Sell 213,700 247,052 6/17/26 265 (1,087)
Euro ............. HSBK Sell 121,100 139,678 6/17/26 — (788)
Euro ............. JPHQ Sell 369,300 427,249 6/17/26 — (1,108)
Euro ............. MSCO Sell 76,200 88,080 6/17/26 — (306)
Euro ............. SSBT Sell 189,100 218,117 6/17/26 — (1,223)
Euro ............. TDOM Sell 94,000 108,430 6/17/26 — (603)
Swiss Franc ....... BZWS Buy 64,600 82,618 6/17/26 — (1,145)
Swiss Franc ....... CITI Sell 71,700 91,687 6/17/26 1,260 —
Swiss Franc ....... JPHQ Buy 42,500 53,490 6/17/26 111 —
Swiss Franc ....... JPHQ Sell 58,300 74,812 6/17/26 1,284 —
Swiss Franc ....... MSCO Sell 137,600 176,477 6/17/26 2,937 —
Swiss Franc ....... WPAC Buy 46,200 59,219 6/17/26 — (952)
Swiss Franc ....... WPAC Sell 138,500 177,115 6/17/26 2,440 —
Total Forward Exchange Contracts ................................................... $18,982 $(22,653)
Net unrealized appreciation (depreciation) ............................................ $(3,671)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam VT Sustainable Leaders Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.9%
Aerospace & Defense 0.5%
Carpenter Technology Corp. ........................... United States 11,500 $ 4,532,725
Automobiles 1.7%
a
Tesla, Inc. ......................................... United States 38,040 14,141,370
Banks 3.9%
Bank of America Corp. ............................... United States 272,904 13,304,070
JPMorgan Chase & Co. ............................... United States 66,080 19,438,093
32,742,163
Beverages 1.6%
Keurig Dr. Pepper, Inc. ............................... United States 490,590 12,917,235
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 68,200 14,832,818
Broadline Retail 5.2%
a
Amazon.com, Inc. ................................... United States 206,700 43,049,409
Building Products 2.7%
Allegion plc ........................................ United States 89,500 13,003,455
Trane Technologies plc ............................... United States 21,440 8,934,906
21,938,361
Capital Markets 1.8%
KKR & Co., Inc. ..................................... United States 106,600 9,860,500
TPG, Inc. , A ....................................... United States 132,258 5,357,772
15,218,272
Chemicals 1.6%
Linde plc .......................................... United States 27,300 13,534,248
Commercial Services & Supplies 0.5%
Republic Services, Inc. , A ............................. United States 17,300 3,789,046
Construction Materials 0.9%
CRH plc .......................................... United States 71,600 7,526,592
Consumer Finance 1.2%
Capital One Financial Corp. ........................... United States 55,900 10,197,837
Consumer Staples Distribution & Retail 2.6%
Costco Wholesale Corp. .............................. United States 10,000 9,964,300
Walmart, Inc. ...................................... United States 96,600 12,005,448
21,969,748
Electric Utilities 3.1%
Constellation Energy Corp. ............................ United States 40,720 11,371,060
NextEra Energy, Inc. ................................. United States 156,800 14,563,584
25,934,644
Energy Equipment & Services 1.3%
Baker Hughes Co. , A ................................. United States 174,300 10,641,015
Entertainment 2.9%
a
Liberty Media Corp.-Liberty Formula One Corp. , C ........... United States 70,900 6,027,918
a
Netflix, Inc. ........................................ United States 120,770 11,612,035
Walt Disney Co. (The) ................................ United States 69,700 6,717,686
24,357,639

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Leaders Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 3.8%
Mastercard, Inc. , A .................................. United States 30,780 $ 15,379,535
Visa, Inc. , A ........................................ United States 54,160 16,369,318
31,748,853
Food Products 0.9%
Danone SA ........................................ France 100,229 8,009,012
Health Care Equipment & Supplies 1.6%
Becton Dickinson & Co. ............................... United States 42,600 6,697,998
a
Boston Scientific Corp. ............................... United States 111,000 6,965,250
13,663,248
Hotels, Restaurants & Leisure 0.7%
Hilton Worldwide Holdings, Inc. ......................... United States 18,159 5,521,789
Household Durables 1.1%
DR Horton, Inc. ..................................... United States 64,600 8,864,412
Industrial Conglomerates 0.7%
Honeywell International, Inc. ........................... United States 27,500 6,215,825
Industrial REITs 1.0%
Prologis, Inc. ....................................... United States 59,900 7,917,582
Insurance 0.8%
Aon plc , A ......................................... United States 20,880 6,739,646
Interactive Media & Services 8.9%
Alphabet, Inc. , A .................................... United States 175,800 50,553,048
Meta Platforms, Inc. , A ............................... United States 40,480 23,159,822
73,712,870
Life Sciences Tools & Services 2.0%
a
Mettler-Toledo International, Inc. ........................ United States 4,130 5,208,756
Thermo Fisher Scientific, Inc. .......................... United States 22,940 11,275,698
16,484,454
Machinery 2.6%
Fortive Corp. ....................................... United States 168,000 9,287,040
Ingersoll Rand, Inc. .................................. United States 160,500 12,859,260
22,146,300
Office REITs 0.6%
BXP, Inc. .......................................... United States 89,500 4,645,050
Oil, Gas & Consumable Fuels 1.6%
Occidental Petroleum Corp. ........................... United States 107,000 6,955,000
Valero Energy Corp. ................................. United States 26,200 6,473,496
13,428,496
Personal Care Products 1.3%
Unilever plc ........................................ United Kingdom 188,428 10,638,571
Pharmaceuticals 3.4%
AstraZeneca plc .................................... United Kingdom 42,218 8,255,308
Eli Lilly & Co. ...................................... United States 21,600 19,867,032
28,122,340
Semiconductors & Semiconductor Equipment 16.2%
a
Advanced Micro Devices, Inc. .......................... United States 43,200 8,788,176

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Leaders Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc. ................................. United States 14,100 $ 4,485,774
ASML Holding NV , ADR .............................. Netherlands 6,380 8,426,895
Broadcom, Inc. ..................................... United States 102,860 31,836,199
Lam Research Corp. ................................. United States 53,500 11,430,810
NVIDIA Corp. ...................................... United States 399,700 69,707,680
134,675,534
Software 6.9%
a
Cadence Design Systems, Inc. ......................... United States 24,060 6,685,552
Microsoft Corp. ..................................... United States 108,360 40,111,621
Roper Technologies, Inc. .............................. United States 29,940 10,594,568
57,391,741
Specialty Retail 1.4%
Home Depot, Inc. (The) ............................... United States 34,520 11,353,283
Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc. ........................................ United States 276,088 70,068,374
Textiles, Apparel & Luxury Goods 0.7%
a
On Holding AG , A ................................... Switzerland 177,900 6,052,158
Trading Companies & Distributors 1.0%
United Rentals, Inc. .................................. United States 11,360 8,276,442
Total Common Stocks (Cost $ 537,085,933 ) ...................................
822,999,102
Short Term Investments 0.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
b
U.S. Treasury Bills ,
3.587%, 4/23/26 ................................... United States 300,000 299,336
c
3.586%, 7/16/26 ................................... United States 1,300,000 1,286,303
1,585,639
Total U.S. Government and Agency Securities (Cost $ 1,585,853 ) ................
1,585,639
Shares
Management Investment Companies 0.6%
d,e
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 4,765,953 4,765,953
Total Management Investment Companies (Cost $ 4,765,953 ) ...................
4,765,953
Total Short Term Investments (Cost $ 6,351,806 ) ...............................
6,351,592
a
Total Investments (Cost $ 543,437,739 ) 99.7% .................................
$829,350,694
Other Assets, less Liabilities 0.3% ...........................................
2,428,137
Net Assets 100.0% .........................................................
$831,778,831
a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Leaders Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026 , the Fund had the following forward exchange contracts outstanding.
See A bbreviations on page 255 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for certain derivative contracts. At March 31, 2026, the value of this security pledged amounted to $99, representing less than 0.1% of net assets.
d
See Note 4 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Buy 1,356,700 989,532 4/15/26 $ — $ (13,698)
Canadian Dollar .... CITI Buy 11,676,600 8,410,842 4/15/26 514 (12,726)
Canadian Dollar .... JPHQ Buy 3,277,400 2,409,748 4/15/26 — (52,413)
Canadian Dollar .... JPHQ Sell 7,187,200 5,194,950 4/15/26 25,412 —
Canadian Dollar .... MSCO Sell 3,096,400 2,240,604 4/15/26 13,456 —
Canadian Dollar .... SSBT Sell 4,173,400 3,019,863 4/15/26 18,062 —
Canadian Dollar .... TDOM Sell 6,415,400 4,641,978 4/15/26 27,573 —
Canadian Dollar .... UBSW Buy 135,400 99,523 4/15/26 — (2,134)
Canadian Dollar .... WPAC Buy 3,485,000 2,552,283 4/15/26 — (45,627)
British Pound ...... BOFA Sell 7,507,600 9,938,373 6/17/26 3,610 —
British Pound ...... BZWS Sell 1,757,000 2,325,802 6/17/26 774 —
British Pound ...... CITI Sell 2,370,200 3,137,563 6/17/26 1,091 —
British Pound ...... GSCO Buy 4,548,500 6,020,986 6/17/26 — (1,982)
British Pound ...... HSBK Sell 1,863,600 2,478,579 6/17/26 12,488 —
British Pound ...... MSCO Buy 2,372,300 3,158,688 6/17/26 — (19,438)
British Pound ...... SSBT Sell 11,138,700 14,814,794 6/17/26 75,017 —
British Pound ...... TDOM Buy 4,002,800 5,323,844 6/17/26 — (26,962)
British Pound ...... UBSW Sell 27,400 36,443 6/17/26 184 —
British Pound ...... WPAC Sell 1,613,200 2,135,501 6/17/26 763 —
Danish Krone ...... BOFA Sell 18,850,500 2,902,533 6/17/26 — (25,674)
Danish Krone ...... CITI Buy 73,877,300 11,394,065 6/17/26 87,243 (5,325)
Danish Krone ...... HSBK Sell 32,282,500 4,987,833 6/17/26 — (26,880)
Danish Krone ...... MSCO Sell 23,650,700 3,662,182 6/17/26 — (11,681)
Danish Krone ...... SSBT Buy 951,100 146,954 6/17/26 789 —
Euro ............. BOFA Buy 2,093,900 2,408,210 6/17/26 20,539 —
Euro ............. BZWS Buy 1,302,600 1,497,287 6/17/26 13,621 —
Euro ............. CITI Sell 727,200 835,891 6/17/26 — (7,600)
Euro ............. GSCO Sell 9,865,000 11,379,586 6/17/26 7,780 (70,769)
Euro ............. HSBK Sell 2,288,700 2,639,814 6/17/26 — (14,887)
Euro ............. JPHQ Sell 7,452,000 8,618,827 6/17/26 — (24,871)
Euro ............. MSCO Sell 3,444,100 3,981,052 6/17/26 — (13,816)
Euro ............. SSBT Buy 1,093,200 1,260,948 6/17/26 7,072 —
Euro ............. TDOM Sell 2,930,300 3,380,116 6/17/26 — (18,788)
Euro ............. UBSW Sell 3,094,200 3,568,928 6/17/26 — (20,086)
Euro ............. WPAC Buy 1,600,700 1,839,928 6/17/26 16,750 —
Swiss Franc ....... SSBT Sell 4,185,900 5,359,338 6/17/26 80,121 —
Swiss Franc ....... WPAC Sell 1,746,100 2,232,921 6/17/26 30,757 —
Total Forward Exchange Contracts ................................................... $443,616 $(415,357)
Net unrealized appreciation (depreciation) ............................................ $28,259
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Putnam Variable Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds, nineteen of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
Effective May 1, 2026, Putnam VT Research Fund was renamed Putnam VT U.S. Research Fund.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments.
At March 31, 2026, unfunded commitments were as follows:
Borrower Unfunded Commitment
Putnam VT Income Fund
First Eagle Holdings, Inc. $ 23,333
Borrower Unfunded Commitment
Putnam VT Global Asset Allocation Fund
First Eagle Holdings, Inc. $ 1,458
Borrower Unfunded Commitment
Putnam VT Diversified Income Fund
First Eagle Holdings, Inc. $ 20,417
Pinnacle Buyer LLC 7,306
$ 27,723
2. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2026, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Core Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $9,995 $7,143,767 $(7,153,762) $— $— $— — $10,672
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.882% ............. $2,267,600 $12,513,204 $(12,975,089) $— $— $1,805,715 1,805,715 $11,494
Total Affiliated Securities ... $2,277,595 $19,656,971 $(20,128,851) $— $— $1,805,715 $22,166
Putnam VT Diversified Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $20,905,155 $5,670,023 $(7,091,158) $— $— $19,484,020 19,484,020 $190,209
Total Affiliated Securities ... $20,905,155 $5,670,023 $(7,091,158) $— $— $19,484,020 $190,209
Putnam VT Emerging Markets Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $924,852 $3,457,495 $(3,886,154) $— $— $496,193 496,193 $6,860
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.882% ............. $246,375 $2,439,569 $(2,685,944) $— $— $— — $971
Total Affiliated Securities ... $1,171,227 $5,897,064 $(6,572,098) $— $— $496,193 $7,831
Putnam VT Focused International Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $976,628 $12,393,243 $(8,237,461) $— $— $5,132,410 5,132,410 $17,561

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Putnam VT Focused International Equity Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.882% ............. $— $16,923,026 $(15,531,500) $— $— $1,391,526 1,391,526 $9,740
Total Affiliated Securities ... $976,628 $29,316,269 $(23,768,961) $— $— $6,523,936 $27,301
Putnam VT George Putnam Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $11,981,853 $27,609,497 $(21,996,659) $— $— $17,594,691 17,594,691 $121,478
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.882% ............. $— $4,181,828 $(4,181,828) $— $— $— — $4,139
Total Affiliated Securities ... $11,981,853 $31,791,325 $(26,178,487) $— $— $17,594,691 $125,617
Putnam VT Global Asset Allocation Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $5,284,771 $9,889,490 $(13,174,866) $— $— $1,999,395 1,999,395 $37,211
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.882% ............. $— $106,219 $(62,269) $— $— $43,950 43,950 $44
Total Affiliated Securities ... $5,284,771 $9,995,709 $(13,237,135) $— $— $2,043,345 $37,255
Putnam VT Global Health Care Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $3,390,491 $9,737,010 $(8,966,712) $— $— $4,160,789 4,160,789 $32,316
4. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Putnam VT Global Health Care Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.882% ............. $— $2,158,470 $(2,158,470) $— $— $— — $1,371
Total Affiliated Securities ... $3,390,491 $11,895,480 $(11,125,182) $— $— $4,160,789 $33,687
Putnam VT High Yield Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $4,469,071 $12,899,637 $(13,131,660) $— $— $4,237,048 4,237,048 $41,114
Total Affiliated Securities ... $4,469,071 $12,899,637 $(13,131,660) $— $— $4,237,048 $41,114
Putnam VT Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $13,516,993 $9,500,280 $(14,618,522) $— $— $8,398,751 8,398,751 $122,980
Total Affiliated Securities ... $13,516,993 $9,500,280 $(14,618,522) $— $— $8,398,751 $122,980
Putnam VT International Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $5,509,320 $28,663,736 $(26,601,787) $— $— $7,571,269 7,571,269 $46,016
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.882% ............. $2,502,100 $1,546,460 $(3,033,070) $— $— $1,015,490 1,015,490 $14,612
Total Affiliated Securities ... $8,011,420 $30,210,196 $(29,634,857) $— $— $8,586,759 $60,628
Putnam VT International Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $11,427,599 $26,054,661 $(30,410,675) $— $— $7,071,585 7,071,585 $84,879
4. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Putnam VT International Value Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.882% ............. $3,584,000 $339,000 $(3,923,000) $— $— $— — $4,375
Total Affiliated Securities ... $15,011,599 $26,393,661 $(34,333,675) $— $— $7,071,585 $89,254
Putnam VT Large Cap Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $19,258,702 $49,383,529 $(54,787,524) $— $— $13,854,707 13,854,707 $163,545
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.882% ............. $2,405,100 $68,198,581 $(59,289,861) $— $— $11,313,820 11,313,820 $91,421
Total Affiliated Securities ... $21,663,802 $117,582,110 $(114,077,385) $— $— $25,168,527 $254,966
Putnam VT Large Cap Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $68,152,672 $76,391,942 $(65,170,661) $— $— $79,373,953 79,373,953 $658,001
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.882% ............. $16,064,650 $86,298,245 $(102,362,895) $— $— $— — $96,875
Total Affiliated Securities ... $84,217,322 $162,690,187 $(167,533,556) $— $— $79,373,953 $754,876
Putnam VT Mortgage Securities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $4,299,487 $2,622,463 $(3,941,951) $— $— $2,979,999 2,979,999 $38,329
Total Affiliated Securities ... $4,299,487 $2,622,463 $(3,941,951) $— $— $2,979,999 $38,329
4. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Putnam VT Research Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $1,064,396 $5,088,376 $(3,574,337) $— $— $2,578,435 2,578,435 $15,074
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.882% ............. $— $1,403,775 $(1,403,775) $— $— $— — $3,070
Total Affiliated Securities ... $1,064,396 $6,492,151 $(4,978,112) $— $— $2,578,435 $18,144
Putnam VT Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $944,059 $2,016,566 $(2,226,061) $— $— $734,564 734,564 $9,042
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.882% ............. $1,124,149 $8,205,170 $(7,825,169) $— $— $1,504,150 1,504,150 $10,839
Total Affiliated Securities ... $2,068,208 $10,221,736 $(10,051,230) $— $— $2,238,714 $19,881
Putnam VT Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $800,548 $6,991,550 $(7,309,895) $— $— $482,203 482,203 $8,850
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.882% ............. $8,430,624 $22,673,141 $(29,004,820) $— $— $2,098,945 2,098,945 $60,879
Total Affiliated Securities ... $9,231,172 $29,664,691 $(36,314,715) $— $— $2,581,148 $69,729
4. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Putnam VT Sustainable Future Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $262,763 $2,165,509 $(1,875,525) $— $— $552,747 552,747 $3,811
Total Affiliated Securities ... $262,763 $2,165,509 $(1,875,525) $— $— $552,747 $3,811
Putnam VT Sustainable Leaders Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $8,625,666 $47,762,402 $(51,622,115) $— $— $4,765,953 4,765,953 $66,838
Total Affiliated Securities ... $8,625,666 $47,762,402 $(51,622,115) $— $— $4,765,953 $66,838
Level 1 Level 2 Level 3 Total
Putnam VT Core Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 2,627,715 $ — $ — $ 2,627,715
Air Freight & Logistics ................... 688,852 — — 688,852
Automobiles .......................... 3,745,243 — — 3,745,243
Banks ............................... 9,031,935 — — 9,031,935
Beverages ........................... 2,729,269 — — 2,729,269
Biotechnology ......................... 3,072,239 — — 3,072,239
Broadline Retail ....................... 6,402,482 — — 6,402,482
Building Products ...................... 179,753 — — 179,753
Capital Markets ........................ 9,658,175 — — 9,658,175
4. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Core Equity Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Chemicals ........................... $ 506,895 $ — $ — $ 506,895
Commercial Services & Supplies ........... 271,301 — — 271,301
Communications Equipment .............. 2,075,998 — — 2,075,998
Consumer Staples Distribution & Retail ...... 3,519,219 — — 3,519,219
Containers & Packaging ................. 382,037 — — 382,037
Diversified Consumer Services ............ 501,366 — — 501,366
Diversified REITs ...................... 284,196 — — 284,196
Diversified Telecommunication Services ..... 1,375,749 — — 1,375,749
Electric Utilities ........................ 4,295,749 — — 4,295,749
Electrical Equipment .................... 264,489 — — 264,489
Entertainment ......................... 1,764,807 258,105 — 2,022,912
Financial Services ...................... 7,056,402 — — 7,056,402
Food Products ........................ 393,120 — — 393,120
Ground Transportation .................. 1,711,199 — — 1,711,199
Health Care Equipment & Supplies ......... 897,206 — — 897,206
Health Care Providers & Services .......... 5,008,386 — — 5,008,386
Hotels, Restaurants & Leisure ............. 3,789,728 — — 3,789,728
Household Durables .................... 1,421,550 — — 1,421,550
Household Products .................... 1,495,328 — — 1,495,328
Industrial Conglomerates ................ 868,181 — — 868,181
Insurance ............................ 1,438,485 — — 1,438,485
Interactive Media & Services .............. 12,911,045 — — 12,911,045
IT Services ........................... 924,719 — — 924,719
Life Sciences Tools & Services ............ 1,053,797 — — 1,053,797
Machinery ............................ 2,186,296 — — 2,186,296
Media ............................... 822,805 — — 822,805
Metals & Mining ....................... 1,986,523 — — 1,986,523
Mortgage Real Estate Investment Trusts
(REITs) ............................ 484,209 — — 484,209
Office REITs .......................... 147,750 — — 147,750
Oil, Gas & Consumable Fuels ............. 5,605,391 — — 5,605,391
Passenger Airlines ..................... 1,355,000 — — 1,355,000
Pharmaceuticals ....................... 6,052,767 — — 6,052,767
Real Estate Management & Development .... 1,695,122 — — 1,695,122
Semiconductors & Semiconductor Equipment . 20,858,857 — — 20,858,857
Software ............................. 11,289,863 — — 11,289,863
Specialized REITs ...................... 977,826 — — 977,826
Specialty Retail ........................ 2,516,425 — — 2,516,425
Technology Hardware, Storage & Peripherals . 10,145,002 — — 10,145,002
Textiles, Apparel & Luxury Goods .......... 279,101 — — 279,101
Trading Companies & Distributors .......... 780,288 — — 780,288
Management Investment Companies ......... 1,424,033 — — 1,424,033
Short Term Investments ................... — 2,152,443 — 2,152,443
Total Investments in Securities ........... $160,953,873 $2,410,548
b
$— $163,364,421
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $140,154 $— $140,154
Total Other Financial Instruments ......... $— $140,154 $— $140,154
5. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Diversified Income Fund
Assets:
Investments in Securities:
a
Convertible Bonds ....................... $ — $ 2,818,237 $ — $ 2,818,237
Corporate Bonds ........................ — 30,325,737 — 30,325,737
Senior Floating Rate Interests ............... — 4,771,365 — 4,771,365
Foreign Government and Agency Securities .... — 9,146,014 — 9,146,014
U.S. Government and Agency Securities ....... — 126,179 — 126,179
Asset-Backed Securities ................... — 2,287,026 — 2,287,026
Commercial Mortgage-Backed Securities ...... — 7,705,195 — 7,705,195
Mortgage-Backed Securities ................ — 58,207,703 — 58,207,703
Residential Mortgage-Backed Securities ....... — 6,140,283 — 6,140,283
Agency Commercial Mortgage-Backed Securities — 10,284,162 — 10,284,162
Short Term Investments ................... 19,484,020 297,671 — 19,781,691
Total Investments in Securities ........... $19,484,020 $132,109,572 $— $151,593,592
Other Financial Instruments:
Forward Exchange Contracts ............... $— $10,634 $— $10,634
Forward Premium Swap Option Contracts ..... — 758,150 — 758,150
Futures Contracts ....................... 113,534 — — 113,534
Swap Contracts ......................... — 984,573 — 984,573
Unfunded Loan Commitments .............. — 17 — 17
Total Other Financial Instruments ......... $113,534 $1,753,374 $— $1,866,908
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 40,392,589 $ — $ 40,392,589
Forward Exchange Contracts ............... — 107,245 — 107,245
Forward Premium Swap Option Contracts ...... — 553,743 — 553,743
Swap Contracts ......................... — 820,774 — 820,774
Unfunded Loan Commitments ............... — 127 — 127
Total Other Financial Instruments ......... $— $41,874,478 $— $41,874,478
Putnam VT Emerging Markets Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 109,932 191,006 — 300,938
Automobiles .......................... — 657,947 — 657,947
Banks ............................... 340,262 3,600,924 — 3,941,186
Broadline Retail ....................... — 967,116 — 967,116
Capital Markets ........................ 225,756 443,941 — 669,697
Chemicals ........................... — 66,518 — 66,518
Construction & Engineering ............... — 324,673 — 324,673
Construction Materials .................. — 231,522 — 231,522
Consumer Staples Distribution & Retail ...... 180,342 — — 180,342
Diversified Consumer Services ............ 154,314 — — 154,314
Electric Utilities ........................ — 191,393 — 191,393
Electrical Equipment .................... — 1,222,714 — 1,222,714
Electronic Equipment, Instruments &
Components ........................ — 341,386 — 341,386
Financial Services ...................... — 619,628 — 619,628
Health Care Providers & Services .......... — 333,625 — 333,625
Hotels, Restaurants & Leisure ............. — 164,531 — 164,531
Household Products .................... — 54,301 — 54,301
Independent Power and Renewable Electricity
Producers .......................... — 465,864 — 465,864
Insurance ............................ — 910,006 — 910,006
Interactive Media & Services .............. — 1,545,273 — 1,545,273
5. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Emerging Markets Equity Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Life Sciences Tools & Services ............ $ — $ 324,381 $ — $ 324,381
Machinery ............................ — 329,921 — 329,921
Metals & Mining ....................... — 950,135 — 950,135
Oil, Gas & Consumable Fuels ............. — 603,619 — 603,619
Personal Care Products ................. — 218,130 — 218,130
Real Estate Management & Development .... — 216,455 — 216,455
Semiconductors & Semiconductor Equipment . — 5,764,670 — 5,764,670
Technology Hardware, Storage & Peripherals . — 2,726,350 — 2,726,350
Transportation Infrastructure .............. — 442,270 — 442,270
Water Utilities ......................... 504,519 — — 504,519
Wireless Telecommunication Services ....... 384,345 1,172,359 — 1,556,704
Management Investment Companies ......... 1,226,554 — — 1,226,554
Preferred Stocks ......................... 612,548 — — 612,548
Short Term Investments ................... 496,193 — — 496,193
Total Investments in Securities ........... $4,234,765 $25,080,658
c
$— $29,315,423
Putnam VT Focused International Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Banks ............................... — 10,998,740 — 10,998,740
Broadline Retail ....................... — 6,641,277 — 6,641,277
Capital Markets ........................ 4,736,742 5,975,831 — 10,712,573
Diversified Telecommunication Services ..... 8,184,605 — — 8,184,605
Entertainment ......................... — 8,673,954 — 8,673,954
Financial Services ...................... — 4,258,047 — 4,258,047
Food Products ........................ — 2,362,773 — 2,362,773
Health Care Equipment & Supplies ......... — 4,288,705 — 4,288,705
Health Care Technology ................. — 3,748,547 — 3,748,547
Hotels, Restaurants & Leisure ............. — 4,059,926 — 4,059,926
Household Durables .................... — 4,396,251 — 4,396,251
Industrial Conglomerates ................ — 4,261,845 — 4,261,845
Insurance ............................ — 3,408,424 — 3,408,424
Interactive Media & Services .............. 3,963,831 4,834,328 — 8,798,159
Oil, Gas & Consumable Fuels ............. 9,836,651 3,996,801 — 13,833,452
Passenger Airlines ..................... — 7,765,913 — 7,765,913
Personal Care Products ................. — 2,155,844 — 2,155,844
Pharmaceuticals ....................... — 8,880,757 — 8,880,757
Semiconductors & Semiconductor Equipment . — 29,829,047 — 29,829,047
Software ............................. 6,635,556 — — 6,635,556
Trading Companies & Distributors .......... — 11,982,758 — 11,982,758
Preferred Stocks ......................... — 2,628,118 — 2,628,118
Short Term Investments ................... 5,132,410 1,391,526 — 6,523,936
Total Investments in Securities ........... $38,489,795 $136,539,412
d
$— $175,029,207
Other Financial Instruments:
Swap Contracts ......................... $— $10,892 $— $10,892
Total Other Financial Instruments ......... $— $10,892 $— $10,892
Putnam VT George Putnam Balanced Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 2,888,201 869,736 — 3,757,937
Air Freight & Logistics ................... 1,320,003 — — 1,320,003
5. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT George Putnam Balanced Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Automobiles .......................... $ 1,706,070 $ — $ — $ 1,706,070
Banks ............................... 4,525,371 — — 4,525,371
Beverages ........................... 3,100,810 — — 3,100,810
Biotechnology ......................... 3,841,334 — — 3,841,334
Broadline Retail ....................... 7,724,943 — — 7,724,943
Building Products ...................... 989,341 — — 989,341
Capital Markets ........................ 4,117,862 — — 4,117,862
Chemicals ........................... 1,767,328 — — 1,767,328
Commercial Services & Supplies ........... 364,835 — — 364,835
Communications Equipment .............. 3,832,868 — — 3,832,868
Construction Materials .................. 1,262,491 — — 1,262,491
Consumer Finance ..................... 1,802,956 — — 1,802,956
Consumer Staples Distribution & Retail ...... 4,682,091 — — 4,682,091
Electric Utilities ........................ 3,555,748 — — 3,555,748
Electrical Equipment .................... 1,446,395 — — 1,446,395
Energy Equipment & Services ............. 163,215 — — 163,215
Entertainment ......................... 4,937,145 — — 4,937,145
Financial Services ...................... 7,464,297 — — 7,464,297
Ground Transportation .................. 700,687 — — 700,687
Health Care Equipment & Supplies ......... 3,148,651 — — 3,148,651
Health Care Providers & Services .......... 3,269,861 — — 3,269,861
Health Care REITs ..................... 1,011,287 — — 1,011,287
Hotels, Restaurants & Leisure ............. 3,569,459 — — 3,569,459
Household Durables .................... 260,741 — — 260,741
Household Products .................... 1,012,958 — — 1,012,958
Industrial Conglomerates ................ 1,729,129 — — 1,729,129
Industrial REITs ....................... 1,041,182 — — 1,041,182
Insurance ............................ 4,252,784 769,322 — 5,022,106
Interactive Media & Services .............. 13,499,274 — — 13,499,274
IT Services ........................... 601,772 — — 601,772
Life Sciences Tools & Services ............ 2,674,875 — — 2,674,875
Machinery ............................ 2,634,934 — — 2,634,934
Metals & Mining ....................... 448,038 646,710 — 1,094,748
Multi-Utilities .......................... 1,298,803 — — 1,298,803
Oil, Gas & Consumable Fuels ............. 7,399,600 1,089,745 — 8,489,345
Passenger Airlines ..................... 486,569 — — 486,569
Pharmaceuticals ....................... 6,333,027 — — 6,333,027
Real Estate Management & Development .... 282,570 — — 282,570
Semiconductors & Semiconductor Equipment . 33,095,116 — — 33,095,116
Software ............................. 14,255,131 — — 14,255,131
Specialized REITs ...................... 1,686,107 — — 1,686,107
Specialty Retail ........................ 3,202,342 — — 3,202,342
Technology Hardware, Storage & Peripherals . 9,279,166 — — 9,279,166
Textiles, Apparel & Luxury Goods .......... 662,457 — — 662,457
Tobacco ............................. 1,100,999 — — 1,100,999
Trading Companies & Distributors .......... 731,474 — — 731,474
Corporate Bonds ........................ — 38,985,801 — 38,985,801
U.S. Government and Agency Securities ....... — 40,460,307 — 40,460,307
Asset-Backed Securities ................... — 85,850 — 85,850
Commercial Mortgage-Backed Securities ...... — 540,870 — 540,870
Mortgage-Backed Securities ................ — 30,294,435 — 30,294,435
Municipal Bonds ......................... — 1,189,929 — 1,189,929
5. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT George Putnam Balanced Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Short Term Investments ................... $ 17,594,691 $ 98,947 $ — $ 17,693,638
Total Investments in Securities ........... $198,756,988 $115,031,652
e
$— $313,788,640
Other Financial Instruments:
Forward Exchange Contracts ............... $— $48,676 $— $48,676
Total Other Financial Instruments ......... $— $48,676 $— $48,676
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $— $1,081,272 $— $1,081,272
Forward Exchange Contracts ............... — 15,877 — 15,877
Futures Contracts ........................ 16,176 — — 16,176
Total Other Financial Instruments ......... $16,176 $1,097,149 $— $1,113,325
Putnam VT Global Asset Allocation Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 1,567,499 227,268 — 1,794,767
Air Freight & Logistics ................... 205,524 — — 205,524
Automobile Components ................. 131,294 76,263 — 207,557
Automobiles .......................... 1,069,127 45,890 — 1,115,017
Banks ............................... 2,046,221 1,635,121 — 3,681,342
Beverages ........................... 849,865 61,793 — 911,658
Biotechnology ......................... 2,108,128 11,312 — 2,119,440
Broadline Retail ....................... 2,422,282 127,220 — 2,549,502
Building Products ...................... 172,661 34,774 — 207,435
Capital Markets ........................ 2,327,680 319,269 — 2,646,949
Chemicals ........................... 1,055,633 77,733 — 1,133,366
Commercial Services & Supplies ........... 154,561 — — 154,561
Communications Equipment .............. 742,468 46,650 — 789,118
Construction & Engineering ............... 225,873 245,487 — 471,360
Construction Materials .................. — 99,360 — 99,360
Consumer Finance ..................... 327,649 — — 327,649
Consumer Staples Distribution & Retail ...... 698,168 8,233 — 706,401
Containers & Packaging ................. 175,898 — — 175,898
Distributors ........................... 13,761 — — 13,761
Diversified Consumer Services ............ 133,950 — — 133,950
Diversified REITs ...................... 10,197 — — 10,197
Diversified Telecommunication Services ..... 939,158 229,616 — 1,168,774
Electric Utilities ........................ 620,423 99,980 — 720,403
Electrical Equipment .................... 1,365,491 357,399 — 1,722,890
Electronic Equipment, Instruments &
Components ........................ 193,945 — — 193,945
Energy Equipment & Services ............. 898,916 — — 898,916
Entertainment ......................... 1,178,398 15,069 — 1,193,467
Financial Services ...................... 1,751,153 134,493 — 1,885,646
Food Products ........................ 260,829 225,315 — 486,144
Gas Utilities .......................... 105,721 42,386 — 148,107
Ground Transportation .................. 358,863 — — 358,863
Health Care Equipment & Supplies ......... 618,219 183,893 — 802,112
Health Care Providers & Services .......... 580,064 8,303 — 588,367
Health Care REITs ..................... 109,386 — — 109,386
Health Care Technology ................. 592,531 — — 592,531
Hotel & Resort REITs ................... 36,679 — — 36,679
Hotels, Restaurants & Leisure ............. 1,122,575 177,691 — 1,300,266
5. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Global Asset Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Household Durables .................... $ 233,474 $ 27,096 $ — $ 260,570
Household Products .................... 966,996 83,714 — 1,050,710
Independent Power and Renewable Electricity
Producers .......................... 114,217 132,607 — 246,824
Industrial Conglomerates ................ 120,753 122,705 — 243,458
Industrial REITs ....................... 33,091 — — 33,091
Insurance ............................ 1,491,488 494,589 — 1,986,077
Interactive Media & Services .............. 4,574,207 41,954 — 4,616,161
IT Services ........................... 164,828 59,548 — 224,376
Leisure Products ....................... 93,439 83,879 — 177,318
Life Sciences Tools & Services ............ 105,881 — — 105,881
Machinery ............................ 1,555,457 227,734 — 1,783,191
Marine Transportation ................... 33,116 48,164 — 81,280
Media ............................... 77,960 17,255 — 95,215
Metals & Mining ....................... 187,846 525,585 — 713,431
Mortgage Real Estate Investment Trusts
(REITs) ............................ 71,805 — — 71,805
Multi-Utilities .......................... 398,734 89,077 — 487,811
Office REITs .......................... 9,652 — — 9,652
Oil, Gas & Consumable Fuels ............. 1,633,267 619,224 — 2,252,491
Paper & Forest Products ................. 4,646 — — 4,646
Passenger Airlines ..................... 172,761 216,502 — 389,263
Pharmaceuticals ....................... 2,544,076 912,497 — 3,456,573
Professional Services ................... 322,601 69,712 — 392,313
Real Estate Management & Development .... 150,340 — — 150,340
Residential REITs ...................... 404,272 — — 404,272
Retail REITs .......................... 493,812 — — 493,812
Semiconductors & Semiconductor Equipment . 7,584,745 546,517 — 8,131,262
Software ............................. 4,433,729 172,977 — 4,606,706
Specialized REITs ...................... 466,301 — — 466,301
Specialty Retail ........................ 576,165 53,721 — 629,886
Technology Hardware, Storage & Peripherals . 4,330,483 — — 4,330,483
Textiles, Apparel & Luxury Goods .......... 90,282 130,932 — 221,214
Tobacco ............................. 559,676 106,276 — 665,952
Trading Companies & Distributors .......... 66,443 191,344 — 257,787
Transportation Infrastructure .............. 26,784 — — 26,784
Water Utilities ......................... 10,387 — — 10,387
Wireless Telecommunication Services ....... — 220,930 — 220,930
Convertible Preferred Stocks ................ 23,972 — — 23,972
Convertible Bonds ....................... — 37,271 — 37,271
Corporate Bonds ........................ — 12,574,474 — 12,574,474
Senior Floating Rate Interests ............... — 378,022 — 378,022
Foreign Government and Agency Securities .... — 228,243 — 228,243
Asset-Backed Securities ................... — 59,137 — 59,137
Commercial Mortgage-Backed Securities ...... — 457,396 — 457,396
Mortgage-Backed Securities ................ — 9,403,185 — 9,403,185
Residential Mortgage-Backed Securities ....... — 562,777 — 562,777
Agency Commercial Mortgage-Backed Securities — 187,104 — 187,104
Municipal Bonds ......................... — 60,533 — 60,533
Short Term Investments ................... 1,999,395 1,825,816 — 3,825,211
Total Investments in Securities ........... $63,297,871 $35,459,015
f
$— $98,756,886
5. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Global Asset Allocation Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $29,275 $— $29,275
Futures Contracts ....................... 439,388 — — 439,388
Swap Contracts ......................... — 261,676 — 261,676
Total Other Financial Instruments ......... $439,388 $290,951 $— $730,339
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 1,909,546 $ — $ 1,909,546
Forward Exchange Contracts ............... — 44,284 — 44,284
Futures Contracts ........................ 359,526 — — 359,526
Swap Contracts ......................... — 219,185 — 219,185
Unfunded Loan Commitments ............... — 9 — 9
Total Other Financial Instruments ......... $359,526 $2,173,024 $— $2,532,550
Putnam VT Global Health Care Fund
Assets:
Investments in Securities:
a
Common Stocks :
Biotechnology ......................... 26,175,334 1,434,061 — 27,609,395
Health Care Equipment & Supplies ......... 14,598,544 1,837,621 — 16,436,165
Health Care Providers & Services .......... 18,796,554 — — 18,796,554
Life Sciences Tools & Services ............ 7,086,497 — — 7,086,497
Pharmaceuticals ....................... 38,617,308 28,126,397 — 66,743,705
Options Purchased ....................... — 17,378 — 17,378
Short Term Investments ................... 4,160,789 197,893 — 4,358,682
Total Investments in Securities ........... $109,435,026 $31,613,350
g
$— $141,048,376
Other Financial Instruments:
Forward Exchange Contracts ............... $— $215,127 $— $215,127
Total Other Financial Instruments ......... $— $215,127 $— $215,127
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $246,757 $— $246,757
Total Other Financial Instruments ......... $— $246,757 $— $246,757
Putnam VT High Yield Fund
Assets:
Investments in Securities:
a
Common Stocks :
Commercial Services & Supplies ........... 184,819 — — 184,819
Diversified Telecommunication Services ..... — 68,165 — 68,165
Hotels, Restaurants & Leisure ............. 426,184 — — 426,184
Convertible Preferred Stocks ................ 1,225,085 — — 1,225,085
Convertible Bonds ....................... — 2,202,417 — 2,202,417
Corporate Bonds ........................ — 119,124,124 — 119,124,124
Senior Floating Rate Interests ............... — 5,052,318 — 5,052,318
Foreign Government and Agency Securities .... — 231,659 — 231,659
Short Term Investments ................... 4,237,048 — — 4,237,048
Total Investments in Securities ........... $6,073,136 $126,678,683 $— $132,751,819
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,270 $— $2,270
Total Other Financial Instruments ......... $— $2,270 $— $2,270
5. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT High Yield Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 20,267 $ — $ 20,267
Total Other Financial Instruments ......... $— $20,267 $— $20,267
Putnam VT Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $— $51,388,459 $— $51,388,459
Senior Floating Rate Interests ............... — 5,104,186 — 5,104,186
Foreign Government and Agency Securities .... — 3,537,533 — 3,537,533
Asset-Backed Securities ................... — 18,111,691 — 18,111,691
Commercial Mortgage-Backed Securities ...... — 7,119,612 — 7,119,612
Mortgage-Backed Securities ................ — 64,380,394 — 64,380,394
Residential Mortgage-Backed Securities ....... — 9,171,119 — 9,171,119
Agency Commercial Mortgage-Backed Securities — 5,861,216 — 5,861,216
Municipal Bonds ......................... — 1,296,589 — 1,296,589
Short Term Investments ................... 8,398,751 1,088,410 — 9,487,161
Total Investments in Securities ........... $8,398,751 $167,059,209 $— $175,457,960
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $8,930 $— $8,930
Futures Contracts ....................... 66,625 — — 66,625
Swap Contracts ......................... — 225,635 — 225,635
Total Other Financial Instruments ......... $66,625 $234,565 $— $301,190
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $— $25,918,255 $— $25,918,255
Forward Exchange Contracts ............... — 2,988 — 2,988
Forward Premium Swap Option Contracts ...... — 230,116 — 230,116
Futures Contracts ........................ 774,963 — — 774,963
Swap Contracts ......................... — 194,557 — 194,557
Unfunded Loan Commitments ............... — 146 — 146
Total Other Financial Instruments ......... $774,963 $26,346,062 $— $27,121,025
Level 1 Level 2 Level 3 Total
Putnam VT International Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Australia ............................. $ — $ 15,430,354 $ — $ 15,430,354
Austria ............................... — 5,081,293 — 5,081,293
Canada .............................. 3,046,602 — — 3,046,602
China ............................... — 3,725,826 — 3,725,826
Denmark ............................. 3,977,860 1,864,673 — 5,842,533
France ............................... — 22,853,412 — 22,853,412
Germany ............................. — 13,171,946 — 13,171,946
Greece .............................. — 5,479,210 — 5,479,210
Hong Kong ........................... — 8,942,565 — 8,942,565
Indonesia ............................ — 5,768,007 — 5,768,007
Ireland ............................... — 1,507,977 — 1,507,977
Italy ................................. 2,401,590 8,380,693 — 10,782,283
Japan ............................... — 52,665,201 — 52,665,201
Netherlands ........................... — 17,954,224 — 17,954,224
Portugal .............................. — 6,148,144 — 6,148,144
5. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT International Equity Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Spain ................................ $ — $ 8,065,477 $ — $ 8,065,477
Switzerland ........................... — 5,241,762 — 5,241,762
Taiwan ............................... — 5,147,273 — 5,147,273
United Kingdom ........................ 3,037,445 31,378,982 — 34,416,427
United States .......................... 6,207,907 38,149,128 — 44,357,035
Preferred Stocks ........................ — 3,885,065 — 3,885,065
Short Term Investments ................... 7,571,269 1,412,108 — 8,983,377
Total Investments in Securities ........... $26,242,673 $262,253,320
h
$— $288,495,993
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,655,175 $— $1,655,175
Total Other Financial Instruments ......... $— $1,655,175 $— $1,655,175
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,185,769 $— $1,185,769
Total Other Financial Instruments ......... $— $1,185,769 $— $1,185,769
Level 1 Level 2 Level 3 Total
Putnam VT International Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 6,188,864 $ — $ 6,188,864
Air Freight & Logistics ................... — 2,723,209 — 2,723,209
Automobiles .......................... — 904,770 — 904,770
Banks ............................... — 69,962,744 — 69,962,744
Beverages ........................... 3,802,068 2,031,872 — 5,833,940
Biotechnology ......................... — 1,993,605 — 1,993,605
Broadline Retail ....................... — 1,084,625 — 1,084,625
Building Products ...................... — 2,917,428 — 2,917,428
Capital Markets ........................ — 5,313,511 — 5,313,511
Chemicals ........................... — 1,421,943 — 1,421,943
Construction Materials .................. — 5,242,848 — 5,242,848
Consumer Staples Distribution & Retail ...... 2,250,568 4,438,219 — 6,688,787
Diversified REITs ...................... — 1,551,569 — 1,551,569
Diversified Telecommunication Services ..... — 8,508,549 — 8,508,549
Electric Utilities ........................ — 5,519,483 — 5,519,483
Electrical Equipment .................... — 3,382,574 — 3,382,574
Food Products ........................ — 2,637,661 — 2,637,661
Health Care Equipment & Supplies ......... — 5,426,182 — 5,426,182
Hotels, Restaurants & Leisure ............. — 1,545,070 — 1,545,070
Household Durables .................... — 4,873,029 — 4,873,029
Industrial Conglomerates ................ — 4,145,190 — 4,145,190
Industrial REITs ....................... — 2,258,467 — 2,258,467
Insurance ............................ — 25,157,189 — 25,157,189
Machinery ............................ — 7,408,557 — 7,408,557
Metals & Mining ....................... — 7,363,574 — 7,363,574
Multi-Utilities .......................... — 4,082,500 — 4,082,500
Oil, Gas & Consumable Fuels ............. 7,149,942 15,765,872 — 22,915,814
Passenger Airlines ..................... — 3,384,838 — 3,384,838
Personal Care Products ................. — 4,522,641 — 4,522,641
Pharmaceuticals ....................... — 13,855,610 — 13,855,610
5. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT International Value Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Semiconductors & Semiconductor Equipment . $ — $ 3,430,901 $ — $ 3,430,901
Specialty Retail ........................ — 2,739,539 — 2,739,539
Textiles, Apparel & Luxury Goods .......... — 3,901,030 — 3,901,030
Tobacco ............................. — 3,673,916 — 3,673,916
Trading Companies & Distributors .......... — 15,914,501 — 15,914,501
Wireless Telecommunication Services ....... — 5,237,432 — 5,237,432
Short Term Investments ................... 7,071,585 1,686,248 — 8,757,833
Total Investments in Securities ........... $20,274,163 $262,195,760
i
$— $282,469,923
Other Financial Instruments:
Forward Exchange Contracts ............... $— $895,171 $— $895,171
Futures Contracts ....................... 38,084 — — 38,084
Total Other Financial Instruments ......... $38,084 $895,171 $— $933,255
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,391,650 $— $1,391,650
Total Other Financial Instruments ......... $— $1,391,650 $— $1,391,650
Putnam VT Large Cap Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 26,557,021 — — 26,557,021
Automobiles .......................... 42,677,272 — — 42,677,272
Biotechnology ......................... 18,786,569 — — 18,786,569
Broadline Retail ....................... 51,617,845 — — 51,617,845
Building Products ...................... 14,389,615 — — 14,389,615
Capital Markets ........................ 7,034,834 — — 7,034,834
Chemicals ........................... 8,142,611 — — 8,142,611
Communications Equipment .............. 10,704,943 — — 10,704,943
Construction Materials .................. 11,468,731 — — 11,468,731
Consumer Finance ..................... 7,967,813 — — 7,967,813
Consumer Staples Distribution & Retail ...... 26,447,245 — — 26,447,245
Electric Utilities ........................ 8,472,166 — — 8,472,166
Electrical Equipment .................... 23,824,933 — — 23,824,933
Entertainment ......................... 30,344,335 — — 30,344,335
Financial Services ...................... 59,436,698 — — 59,436,698
Ground Transportation .................. 7,915,792 — — 7,915,792
Health Care Equipment & Supplies ......... 27,311,892 — — 27,311,892
Hotels, Restaurants & Leisure ............. 18,755,879 — — 18,755,879
Interactive Media & Services .............. 118,530,014 — — 118,530,014
IT Services ........................... 6,654,480 — — 6,654,480
Life Sciences Tools & Services ............ — 8,104,304 — 8,104,304
Machinery ............................ 14,053,013 — — 14,053,013
Pharmaceuticals ....................... 38,953,179 7,686,241 — 46,639,420
Real Estate Management & Development .... 9,301,361 — — 9,301,361
Semiconductors & Semiconductor Equipment . 270,343,385 — — 270,343,385
Software ............................. 131,136,257 — — 131,136,257
Specialized REITs ...................... 8,113,331 — — 8,113,331
Technology Hardware, Storage & Peripherals . 116,913,947 — — 116,913,947
Short Term Investments ................... 13,854,707 11,313,820 — 25,168,527
Total Investments in Securities ........... $1,129,709,868 $27,104,365
j
$— $1,156,814,233
5. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Large Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 78,478,462 $ — $ — $ 78,478,462
Air Freight & Logistics ................... 47,745,217 — — 47,745,217
Automobiles .......................... 56,767,883 — — 56,767,883
Banks ............................... 213,695,989 — — 213,695,989
Beverages ........................... 59,776,213 — — 59,776,213
Biotechnology ......................... 68,837,394 — — 68,837,394
Broadline Retail ....................... 53,274,425 — — 53,274,425
Building Products ...................... 17,765,856 — — 17,765,856
Capital Markets ........................ 144,981,656 — — 144,981,656
Chemicals ........................... 66,996,539 — — 66,996,539
Communications Equipment .............. 75,436,490 — — 75,436,490
Construction Materials .................. 31,864,290 — — 31,864,290
Consumer Finance ..................... 44,821,044 — — 44,821,044
Consumer Staples Distribution & Retail ...... 79,783,122 — — 79,783,122
Containers & Packaging ................. 10,890,840 — — 10,890,840
Diversified Telecommunication Services ..... 9,412,803 — — 9,412,803
Electric Utilities ........................ 106,946,822 — — 106,946,822
Financial Services ...................... 21,990,185 — — 21,990,185
Health Care Equipment & Supplies ......... 44,695,695 — — 44,695,695
Health Care Providers & Services .......... 82,118,261 — — 82,118,261
Hotels, Restaurants & Leisure ............. 32,850,371 — — 32,850,371
Household Durables .................... 44,467,871 — — 44,467,871
Household Products .................... 36,554,297 — — 36,554,297
Industrial Conglomerates ................ 50,689,036 — — 50,689,036
Industrial REITs ....................... 25,154,779 — — 25,154,779
Insurance ............................ 57,785,916 — — 57,785,916
Interactive Media & Services .............. 88,965,313 — — 88,965,313
IT Services ........................... 32,186,631 — — 32,186,631
Life Sciences Tools & Services ............ 50,805,853 — — 50,805,853
Machinery ............................ 48,792,085 — — 48,792,085
Media ............................... 10,839,982 — — 10,839,982
Metals & Mining ....................... 39,343,805 — — 39,343,805
Office REITs .......................... 11,794,600 — — 11,794,600
Oil, Gas & Consumable Fuels ............. 152,835,807 34,730,512 — 187,566,319
Passenger Airlines ..................... 38,204,106 — — 38,204,106
Pharmaceuticals ....................... 53,064,667 29,765,235 — 82,829,902
Semiconductors & Semiconductor Equipment . 42,092,854 — — 42,092,854
Software ............................. 51,101,969 — — 51,101,969
Specialized REITs ...................... 7,919,178 — — 7,919,178
Technology Hardware, Storage & Peripherals . 31,493,195 — — 31,493,195
Tobacco ............................. 57,811,462 — — 57,811,462
Trading Companies & Distributors .......... 21,757,716 — — 21,757,716
Wireless Telecommunication Services ....... 33,019,656 — — 33,019,656
U.S. Government and Agency Securities ....... — 187,023 — 187,023
Short Term Investments ................... 79,373,953 2,376,377 — 81,750,330
Total Investments in Securities ........... $2,415,184,288 $67,059,147
k
$— $2,482,243,435
Other Financial Instruments:
Forward Exchange Contracts ............... $— $245,082 $— $245,082
Total Other Financial Instruments ......... $— $245,082 $— $245,082
5. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Large Cap Value Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 241,132 $ — $ 241,132
Futures Contracts ........................ 39,202 — — 39,202
Total Other Financial Instruments ......... $39,202 $241,132 $— $280,334
Putnam VT Mortgage Securities Fund
Assets:
Investments in Securities:
a
Asset-Backed Securities ................... $— $1,027,951 $— $1,027,951
Commercial Mortgage-Backed Securities ...... — 6,653,208 — 6,653,208
Mortgage-Backed Securities ................ — 61,839,266 — 61,839,266
Residential Mortgage-Backed Securities ....... — 4,786,009 — 4,786,009
Agency Commercial Mortgage-Backed Securities — 8,193,818 — 8,193,818
Short Term Investments ................... 2,979,999 593,678 — 3,573,677
Total Investments in Securities ........... $2,979,999 $83,093,930 $— $86,073,929
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $75,225 $— $75,225
Futures Contracts ....................... 285,085 — — 285,085
Swap Contracts ......................... — 290,368 — 290,368
Total Other Financial Instruments ......... $285,085 $365,593 $— $650,678
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 27,294,935 $ — $ 27,294,935
Forward Premium Swap Option Contracts ...... — 247,172 — 247,172
Swap Contracts ......................... — 130,907 — 130,907
Total Other Financial Instruments ......... $— $27,673,014 $— $27,673,014
Putnam VT Research Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 1,848,690 555,874 — 2,404,564
Air Freight & Logistics ................... 848,421 — — 848,421
Automobiles .......................... 1,080,597 — — 1,080,597
Banks ............................... 2,872,576 — — 2,872,576
Beverages ........................... 1,971,081 — — 1,971,081
Biotechnology ......................... 2,460,469 — — 2,460,469
Broadline Retail ....................... 4,938,290 — — 4,938,290
Building Products ...................... 633,445 — — 633,445
Capital Markets ........................ 2,619,123 — — 2,619,123
Chemicals ........................... 1,130,031 — — 1,130,031
Commercial Services & Supplies ........... 233,075 — — 233,075
Communications Equipment .............. 2,448,818 — — 2,448,818
Construction Materials .................. 808,268 — — 808,268
Consumer Finance ..................... 1,142,742 — — 1,142,742
Consumer Staples Distribution & Retail ...... 2,975,128 — — 2,975,128
Electric Utilities ........................ 2,275,644 — — 2,275,644
Electrical Equipment .................... 940,986 — — 940,986
Energy Equipment & Services ............. 103,911 — — 103,911
Entertainment ......................... 3,156,134 — — 3,156,134
Financial Services ...................... 4,773,843 — — 4,773,843
Ground Transportation .................. 448,119 — — 448,119
Health Care Equipment & Supplies ......... 2,012,475 — — 2,012,475
Health Care Providers & Services .......... 2,094,435 — — 2,094,435
Health Care REITs ..................... 642,360 — — 642,360
5. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Research Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Hotels, Restaurants & Leisure ............. $ 2,283,807 $ — $ — $ 2,283,807
Household Durables .................... 166,653 — — 166,653
Household Products .................... 647,525 — — 647,525
Industrial Conglomerates ................ 1,105,287 — — 1,105,287
Industrial REITs ....................... 655,216 — — 655,216
Insurance ............................ 2,720,019 487,067 — 3,207,086
Interactive Media & Services .............. 8,629,258 — — 8,629,258
IT Services ........................... 385,043 — — 385,043
Life Sciences Tools & Services ............ 1,708,959 — — 1,708,959
Machinery ............................ 1,693,418 — — 1,693,418
Metals & Mining ....................... 283,082 414,132 — 697,214
Multi-Utilities .......................... 832,146 — — 832,146
Oil, Gas & Consumable Fuels ............. 4,738,540 696,079 — 5,434,619
Passenger Airlines ..................... 311,606 — — 311,606
Pharmaceuticals ....................... 4,055,420 — — 4,055,420
Real Estate Management & Development .... 179,484 — — 179,484
Semiconductors & Semiconductor Equipment . 21,187,972 — — 21,187,972
Software ............................. 9,095,529 — — 9,095,529
Specialized REITs ...................... 1,077,935 — — 1,077,935
Specialty Retail ........................ 2,046,839 — — 2,046,839
Technology Hardware, Storage & Peripherals . 5,941,787 — — 5,941,787
Textiles, Apparel & Luxury Goods .......... 422,127 — — 422,127
Tobacco ............................. 697,900 — — 697,900
Trading Companies & Distributors .......... 464,093 — — 464,093
Short Term Investments ................... 2,578,435 98,946 — 2,677,381
Total Investments in Securities ........... $118,366,741 $2,252,098
l
$— $120,618,839
Other Financial Instruments:
Forward Exchange Contracts ............... $— $29,328 $— $29,328
Total Other Financial Instruments ......... $— $29,328 $— $29,328
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $8,691 $— $8,691
Futures Contracts ........................ 4,908 — — 4,908
Total Other Financial Instruments ......... $4,908 $8,691 $— $13,599
Putnam VT Small Cap Growth Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 36,603,714 — — 36,603,714
Rights ................................. — — 442 442
Short Term Investments ................... 734,564 1,504,150 — 2,238,714
Total Investments in Securities ........... $37,338,278 $1,504,150 $442 $38,842,870
Putnam VT Small Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 105,115,658 — — 105,115,658
Rights ................................. — — —
m
—
Short Term Investments ................... 482,203 2,098,945 — 2,581,148
Total Investments in Securities ........... $105,597,861 $2,098,945 $— $107,696,806
5. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Sustainable Future Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 25,617,722 $ — $ — $ 25,617,722
Short Term Investments ................... 552,747 — — 552,747
Total Investments in Securities ........... $26,170,469 $— $— $26,170,469
Other Financial Instruments:
Forward Exchange Contracts ............... $— $18,982 $— $18,982
Total Other Financial Instruments ......... $— $18,982 $— $18,982
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $22,653 $— $22,653
Total Other Financial Instruments ......... $— $22,653 $— $22,653
Putnam VT Sustainable Leaders Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 4,532,725 — — 4,532,725
Automobiles .......................... 14,141,370 — — 14,141,370
Banks ............................... 32,742,163 — — 32,742,163
Beverages ........................... 12,917,235 — — 12,917,235
Biotechnology ......................... 14,832,818 — — 14,832,818
Broadline Retail ....................... 43,049,409 — — 43,049,409
Building Products ...................... 21,938,361 — — 21,938,361
Capital Markets ........................ 15,218,272 — — 15,218,272
Chemicals ........................... 13,534,248 — — 13,534,248
Commercial Services & Supplies ........... 3,789,046 — — 3,789,046
Construction Materials .................. 7,526,592 — — 7,526,592
Consumer Finance ..................... 10,197,837 — — 10,197,837
Consumer Staples Distribution & Retail ...... 21,969,748 — — 21,969,748
Electric Utilities ........................ 25,934,644 — — 25,934,644
Energy Equipment & Services ............. 10,641,015 — — 10,641,015
Entertainment ......................... 24,357,639 — — 24,357,639
Financial Services ...................... 31,748,853 — — 31,748,853
Food Products ........................ — 8,009,012 — 8,009,012
Health Care Equipment & Supplies ......... 13,663,248 — — 13,663,248
Hotels, Restaurants & Leisure ............. 5,521,789 — — 5,521,789
Household Durables .................... 8,864,412 — — 8,864,412
Industrial Conglomerates ................ 6,215,825 — — 6,215,825
Industrial REITs ....................... 7,917,582 — — 7,917,582
Insurance ............................ 6,739,646 — — 6,739,646
Interactive Media & Services .............. 73,712,870 — — 73,712,870
Life Sciences Tools & Services ............ 16,484,454 — — 16,484,454
Machinery ............................ 22,146,300 — — 22,146,300
Office REITs .......................... 4,645,050 — — 4,645,050
Oil, Gas & Consumable Fuels ............. 13,428,496 — — 13,428,496
Personal Care Products ................. — 10,638,571 — 10,638,571
Pharmaceuticals ....................... 19,867,032 8,255,308 — 28,122,340
Semiconductors & Semiconductor Equipment . 134,675,534 — — 134,675,534
Software ............................. 57,391,741 — — 57,391,741
Specialty Retail ........................ 11,353,283 — — 11,353,283
Technology Hardware, Storage & Peripherals . 70,068,374 — — 70,068,374
Textiles, Apparel & Luxury Goods .......... 6,052,158 — — 6,052,158
Trading Companies & Distributors .......... 8,276,442 — — 8,276,442
5. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Putnam VT Sustainable Leaders Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Short Term Investments ................... $ 4,765,953 $ 1,585,639 $ — $ 6,351,592
Total Investments in Securities ........... $800,862,164 $28,488,530
n
$— $829,350,694
Other Financial Instruments:
Forward Exchange Contracts ............... $— $443,616 $— $443,616
Total Other Financial Instruments ......... $— $443,616 $— $443,616
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $415,357 $— $415,357
Total Other Financial Instruments ......... $— $415,357 $— $415,357
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $258,105, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $25,080,658, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $135,147,886, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $3,375,513, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $9,685,057, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $31,398,079, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
h
Includes foreign securities valued at $260,841,212, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
i
Includes foreign securities valued at $260,509,512, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
j
Includes foreign securities valued at $15,790,545, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
k
Includes foreign securities valued at $64,495,747, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
l
Includes foreign securities valued at $2,153,152, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
m
Includes financial instruments determined to have no value.
n
Includes foreign securities valued at $26,902,891, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
ADR
American Depositary Receipt
AUD BBR
Australian Bank Bill Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NATL
National Reinsurance Corp.
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.27%
1-day SARON ....................... (0.07)%
1-day SOFR ........................ 3.68%
1-day SONIA ........................ 3.73%
3-month AUD BBR ................... 4.31%
3-month EURIBOR ................... 2.08%
3-month STIBOR .................... 2.19%
6-month AUD BBR ................... 4.78%
6-month EURIBOR ................... 2.48%
6-month NIBOR ..................... 4.66%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.